September 30, 1998



Bond
Portfolios

Annual Report
to Shareholders

                                                      [LOGO OMITTED]   BLACKROCK
                                                                           FUNDS
                                        PURE INVESTMENT STYLE(REGISTRATION MARK)
Not FDIC Insured
 May Lose Value
No Bank Guarantee

                                 BlackRock Funds


                                 BOND PORTFOLIO

* Low Duration Bond                     * International Bond
* Intermediate Government Bond          * Tax-Free Income
* Intermediate Bond                     * Pennsylvania Tax-Free Income
* Core Bond                             * New Jersey Tax-Free Income
* Government Income                     * Ohio Tax-Free Income
* GNMA                                  * Delaware Tax-Free Income
* Managed Income                        * Kentucky Tax-Free Income



                               TABLE OF CONTENTS

PRESIDENT'S LETTER..........................................................  1
Portfolio Summaries
      Low Duration Bond.....................................................  3
      Intermediate Government Bond..........................................  4
      Intermediate Bond.....................................................  5
      Core Bond.............................................................  6
      Government Income.....................................................  7
      GNMA..................................................................  8
      Managed Income........................................................  9
      International Bond.................................................... 10
      Tax-Free Income....................................................... 11
      Pennsylvania Tax-Free Income.......................................... 12
      New Jersey Tax-Free Income............................................ 13
      Ohio Tax-Free Income.................................................. 14
      Delaware Tax-Free Income.............................................. 15
      Kentucky Tax-Free Income.............................................. 16
      Note on Performance Information....................................... 17
Statement of Net Assets/Schedule of Investments.......................... 19-76
      Core Bond Statement of Assets & Liabilities........................... 39
      Managed Income Statement of Assets & Liabilities...................... 49
      International Bond Statement of Assets & Liabilities.................. 51
Portfolio Financial Statements
      Statements of Operations........................................... 78-79
      Statement of Cash Flows............................................ 80-81
      Statements of Changes in Net Assets................................ 82-87
      Financial Highlights............................................... 88-99
Notes to Financial Statements...........................................100-115
Report of Independent Accountants...........................................116

                                 BLACKROCK FUNDS

                                  FUND SPECTRUM


BlackRock Funds is a leading mutual fund company currently managing in excess of $22 billion in 36 portfolios designed to fit a broad range of investment goals. Each portfolio is managed by recognized experts in equity, fixed income, international, and tax-free investing who adhere to a PURE INVESTMENT STYLE.(REGISTRATION MARK)


STOCK PORTFOLIOS
----------------
    Large Cap Value Equity              Micro-Cap Equity
    Large Cap Growth Equity             International Equity
    Mid-Cap Value Equity                International Small Cap Equity
    Mid-Cap Growth Equity               International Emerging Markets
    Small Cap Value Equity              Select Equity
    Small Cap Growth Equity             Index Equity

STOCK & BOND PORTFOLIOS
-----------------------
    Balanced

BOND PORTFOLIOS
---------------
    Low Duration Bond
    Intermediate Government Bond        GNMA
    Intermediate Bond                   Managed Income
    Core Bond                           International Bond
    Government Income                   High Yield Bond

TAX-FREE BOND PORTFOLIOS
------------------------
    Tax-Free Income                     Ohio Tax-Free Income
    Pennsylvania Tax-Free Income        Delaware Tax-Free Income
    New Jersey Tax-Free Income          Kentucky Tax-Free Income

MONEY MARKET PORTFOLIOS
-----------------------
    Money Market                        North Carolina Municipal Money Market
    U.S. Treasury Money Market          Ohio Municipal Money Market
    Municipal Money Market              Pennsylvania Municipal Money Market
    New Jersey Municipal Money Market   Virginia Municipal Money Market


                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION

Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES

Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds.(1)

AUTOMATIC INVESTMENT PLANS

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS

Shareholders may make investments in conjunction with individual IRA accounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS

If you would like additional reports or have questions regarding any of the 36 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734)

(1) BlackRock Funds reserves the right to modify or terminate the exchange privileges at any time.

                                 BLACKROCK FUNDS


                               PRESIDENT'S LETTER

November 1, 1998

Dear Shareholder:

     We are pleased to present the Annual Report for BlackRock Funds for the fiscal year ended September 30, 1998, a period that stands in stark contrast to recent years.

     When we addressed you this time in 1997, our message celebrated the strong performance of the capital markets, which were then enjoying one of the longest sustained bull runs in modern times. At the same time, we cautioned against expecting such growth to continue unabated.

     As we look back over 1998, it is clear that while the US economy generally remained strong, the financial markets delivered a reality check to investors who may have forgotten that markets will fluctuate. Over the twelve month period which ended on September 30, 1998, the domestic stock market as measured by the S&P 500 Index returned 9.2%, in stark contrast to the 20% annual returns of the previous three years. The bond market posted strong gains in light of the equity market's turbulence, returning 11.5% over the same period as measured by the Lehman Brothers Aggregate Index. As bond prices rose, the yield of the benchmark 30-year Treasury fell below 5.0% for the first time ever. These 12-month returns mask the significant volatility of the markets on a quarter-to-quarter basis. For example, the quarterly returns for the S&P 500 Index over this period ranged from as high as 14.0% in the first quarter of 1998 to -9.9% in the most recent quarter.

     These figures serve as a reminder that investors may do well to adjust expectations to be more in line with historical returns. According to Ibbotson, from 1926 through 1997, the S&P 500 Index has returned 11.0% annually. Given these long-term figures we can assume that the S&P 500 Index returns in excess of 20% from 1995-1997 were exceptional and should not necessarily set the benchmark for future expectations.

     Importantly, we believe that the strategy for long-term investing has not changed. Make a plan, allocate assets to reach a specific goal, keep investing regularly and stick with your program unless, of course, your goals or financial situation changes.

     Of course everything looks clearer in hindsight. Now that the equity markets have taken back much of what they have previously given, I wonder how many investors question if it might have been wiser to switch some of their equity shares into less volatile, income producing bond funds. Of course this is much easier said than done. When equity markets are returning over 20% as they had been, it takes real fortitude to take some money off the table and diversify into an asset class that offers less growth potential along with lower volatility. However, after so many strong years of equity performance, it is possible that a portfolio's equity weighting may have increased past its target level. Therefore, now may be an excellent opportunity to review a portfolio and possibly reallocate assets from equities into a complementary asset class like bonds. That's precisely why it is so important to set up an asset allocation that is in line with your financial goals and time horizons -- and to stay the course over different market environments while consistently monitoring your target allocation.

                                 BLACKROCK FUNDS

     At times like these, when the markets are showing extreme volatility, we are proud to be offering our shareholders investment styles which have been formulated for long-term results. Our emphasis on Pure Investment Style(REGISTRATION MARK) assures that the BlackRock funds you own will be true to their stated asset class and investment styles. This can mean investment results consistent with expectations. Another key BlackRock characteristic is our dedication to risk-management as an investment approach. Our investment philosophy is to seek to mitigate risk, rather than to attempt to time the market. While this approach can never take all of the risk out of investing, our focus is to try to make sure that the risks we assume are justified in comparison to the potential rewards.

     We believe and will continue to believe that this dedicated risk-oriented approach is the most prudent long-term process to manage money.

     In our ongoing attempt to develop quality investment products we are pleased to announce that we will soon be launching BlackRock High Yield Bond Portfolio. This portfolio will seek to provide current income by investing primarily in bonds that are rated below investment grade.

     Thank you for your confidence in BlackRock Funds. We appreciate the opportunity to help you achieve your long-term investment goals.

Sincerely,

(/S/KAREN SABATH)

Karen H. Sabath
Managing Director
BlackRock Advisors, Inc.

                                 BLACKROCK FUNDS


                           LOW DURATION BOND PORTFOLIO

Total Net Assets (9/30/98):

     $329.3 million

Performance Benchmark:

     Merrill Lynch 1-3 Year Treasury Index

Investment Approach:

     Seeks a total rate of return that exceeds the total return of its benchmark by investing primarily in investment grade securities with maturities from 3 to 5 years. The Portfolio may also invest up to 20% of its assets in debt securities of foreign issuers and up to 20% in below investment grade securities rated B or higher by a major rating agency or deemed by the Manager to be of comparable credit quality.

Recent Portfolio Management Activity:

     o The Treasury market posted strong gains over the past year, pushing yields to their lowest levels since 1967. Over the period, the yield of the 2-year Treasury fell over 1.50% to 4.26% on September 30, 1998.

     o The Portfolio generally maintained an underweight position versus the index in the mortgage-backed security sector for much of the period, as the Manager believed that lower interest rates would result in fast prepayment levels and lower mortgage bond prices. As mortgage prices fell and yield spreads compared to Treasuries widened, the Manager selectively added mortgage exposure. Particular emphasis was placed on securities which the Manager believed to have low prepayment risk.

     o Asset-backed securities (ABS) remained the Portfolio's largest sector weighting during the period. As ABS spreads widened during the late summer, the Manager took the opportunity to increase the Portfolio's weighting, focusing on securities backed by non-prepayment sensitive collateral.

     Although the portfolio holdings and sectors listed above were current as of fiscal year-end, the Portfolio is actively managed and the composition will vary.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LOW DURATION BOND PORTFOLIO AND THE MERRILL 1-3 YEAR TREASURY INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                    [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:

                Institutional      Service      Investor A       Investor B      Investor C       BlackRock    Merrill 1-3 Year
                    Class           Class         Class            Class            Class           Class        Treasury Index

7/17/92            10,000           10,000         9,700           10,000           10,000          10,000           10,000
9/30/92            10,079           10,079         9,777           10,079           10,079          10,079           10,288
12/31/92           10,137           10,137         9,833           10,137           10,137          10,137           10,595
3/31/93            10,295           10,295         9,986           10,295           10,295          10,295           10,614
6/31/93            10,468           10,468         10,154          10,468           10,468          10,468           10,848
9/31/93            10,620           10,620         10,302          10,620           10,620          10,620           10,965
12/31/93           10,711           10,711         10,390          10,711           10,711          10,711           11,122
3/31/94            10,691           10,691         10,370          10,691           10,691          10,691           11,188
6/30/94            10,713           10,713         10,391          10,713           10,713          10,713           11,132
9/31/94            10,837           10,837         10,512          10,837           10,837          10,837           11,141
12/31/94           10,860           10,860         10,534          10,860           10,860          10,860           11,251
3/31/95            11,214           11,214         10,878          11,214           11,214          11,214           11,251
6/30/95            11,521           11,521         11,175          11,521           11,521          11,521           11,629
9/30/95            11,767           11,767         11,414          11,767           11,767          11,767           12,002
12/31/95           12,001           12,001         11,641          12,001           12,001          12,001           12,182
3/31/96            12,023           12,009         11,644          12,004           12,004          12,023           12,489
6/30/96            12,149           12,125         11,752          12,115           12,115          12,149           12,531
9/30/96            12,347           12,313         11,929          12,298           12,298          12,347           12,657
12/31/96           12,610           12,565         12,168          12,537           12,537          12,610           12,866
3/31/97            12,668           12,614         12,210          12,556           12,556          12,668           13,110
6/30/97            12,938           12,876         12,459          12,789           12,789          12,938           13,197
9/30/97            13,196           13,122         12,692          13,003           13,003          13,199           13,487
12/31/97           13,370           13,286         12,845          13,135           13,135          13,379           13,752
3/31/98            13,588           13,492         13,039          13,309           13,309          13,602           13,983
6/30/98            13,808           13,699         13,235          13,483           13,483          13,828           14,197
9/30/98            14,156           14,035         13,552          13,781           13,781          14,182           14,634


                      FOR PERIOD ENDING SEPTEMBER 30, 1998

                           Average Annual Total Return

                                              1 Year     3 Year       5 Year      From Inception

  BlackRock Class                            7.44%       6.43%       5.96%            5.79%
  Institutional Class                        7.28%       6.35%       5.91%            5.76%
  Service Class                              6.96%       6.05%       5.73%            5.61%
  Investor A Class (Load Adjusted)           3.58%       4.82%       5.00%            5.02%
  Investor A Class (NAV)                     6.78%       5.89%       5.64%            5.53%
  Investor B Class (Load Adjusted)           1.22%       4.16%       4.92%            5.30%
  Investor B Class (NAV)                     5.99%       5.41%       5.35%            5.30%
  Investor C Class (Load Adjusted)           4.93%       5.41%       5.35%            5.30%
  Investor C Class (NAV)                     5.99%       5.41%       5.35%            5.30%


THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 7/17/92; SERVICE, 1/12/96; INVESTOR A SHARES, 1/12/96; INVESTOR B SHARES, 11/18/96; AND INVESTOR C SHARES, 2/24/97; AND BLACKROCK SHARES, 6/3/97. SEE "NOTE ONPERFORMANCE INFORMATION" ON PAGE 17 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.


              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS


                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

Total Net Assets (9/30/98):

     $480.0 million

Performance Benchmark:

     Lehman Brothers Intermediate Government Index

Investment Approach:

     Seeks current income consistent with the preservation of capital by investing in securities rated AAA by a major rating agency or issued by the U.S. government or government agency. The Portfolio emphasizes securities with maturities from 5 to 10 years.

Recent Portfolio Management Activity:

     o The Treasury market posted strong gains over the past year, pushing yields to their lowest levels since 1967. Over the period, the yield of the 5-year Treasury fell over 1.75% to 4.22% on September 30, 1998.

     o The Portfolio generally maintained an underweight position versus the index in the mortgage-backed security sector for much of the period, as the Manager believed that lower interest rates would result in fast prepayment levels and lower mortgage bond prices. As mortgage prices fell and yield spreads compared to Treasuries widened, the Manager selectively added mortgage exposure. Particular emphasis was placed on securities which the Manager believed to have low prepayment risk.

     o Asset-backed securities (ABS) remained the Portfolio's largest sector weighting during the period. As ABS spreads widened during the late summer, the Manager took the opportunity to increase the Portfolio's weighting, focusing on securities backed by non-prepayment sensitive collateral.

     Although the portfolio holdings and sectors listed above were current as of fiscal year-end, the Portfolio is actively managed and the composition will vary.

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE GOVERNMENT BOND PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT
                INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END

                                 [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:

               Institutional       Service       Investor A      Investor B      Investor C   Lehman Intermediate
                   Class            Class          Class           Class            Class       Government Index

4/20/92            10,000           10,000         9,600           10,000           10,000          10,000
Jun-92             10,276           10,276         9,865           10,276           10,276          10,000
Sep-92             10,714           10,714         10,286          10,714           10,714          10,746
Dec-92             10,626           10,626         10,201          10,626           10,626          10,746
Mar-93             10,986           10,986         10,547          10,986           10,986          10,746
Jun-93             11,218           11,218         10,769          11,218           11,218          10,746
Sep-93             11,452           11,448         10,990          11,448           11,448          11,567
Dec-93             11,454           11,447         10,984          11,442           11,442          11,567
Mar-94             11,181           11,166         10,715          11,161           11,161          11,567
Jun-94             11,043           11,022         10,576          11,016           11,016          11,567
Sep-94             11,097           11,070         10,621          11,063           11,063          11,393
Dec-94             11,070           11,036         10,589          11,030           11,030          11,383
Mar-95             11,567           11,524         11,057          11,517           11,517          11,857
Jun-95             12,056           12,002         11,515          11,995           11,995          12,411
Sep-95             12,239           12,173         11,680          12,166           12,166          12,605
Dec-95             12,597           12,520         12,022          12,523           12,523          13,026
Mar-96             12,531           12,445         11,933          12,430           12,430          12,919
Jun-96             12,607           12,511         11,991          12,491           12,491          13,006
Sep-96             12,831           12,723         12,190          12,698           12,698          13,229
Dec-96             13,153           13,033         12,482          12,981           12,981          13,535
Mar-97             13,150           13,021         12,464          12,938           12,938          13,531
Jun-97             13,517           13,375         12,797          13,260           13,260          13,910
Sep-97             13,867           13,711         13,112          13,561           13,561          14,266
Dec-97             14,170           14,000         13,383          13,816           13,816          14,581
Mar-98             14,381           14,197         13,567          13,979           13,979          14,800
Jun-98             14,657           14,460         13,811          14,204           14,204          15,075
Sep-98             15,230           15,014         14,334          14,714           14,714          15,779


                      FOR PERIOD ENDING SEPTEMBER 30, 1998

                           AVERAGE ANNUAL TOTAL RETURN

                                              1 Year     3 Year       5 Year      From Inception
  Institutional Class                         9.83%       7.55%       5.87%           6.74%
  Service Class                               9.50%       7.23%       5.57%           6.50%
  Investor A Class (Load Adjusted)            4.96%       5.61%       4.60%           5.74%
  Investor A Class (NAV)                      9.32%       7.06%       5.46%           6.42%
  Investor B Class (Load Adjusted)            3.63%       5.29%       4.73%           6.17%
  Investor B Class (NAV)                      8.51%       6.55%       5.15%           6.17%
  Investor C Class (Load Adjusted)            7.42%       6.55%       5.15%           6.17%
  Investor C Class (NAV)                      8.51%       6.55%       5.15%           6.17%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/20/92; INVESTOR A SHARES, 5/11/92; SERVICE SHARES, 7/29/93; INVESTOR C SHARES, 10/8/96; AND INVESTOR B SHARES, 10/11/96. SEE "NOTE ONPERFORMANCE INFORMATION" ON PAGE 17 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS


                           INTERMEDIATE BOND PORTFOLIO

Total Net Assets (9/30/98):

     $566.7 million

Performance Benchmark:

     Lehman Brothers Intermediate Government/Corporate Index

Investment Approach:

     Seeks current income consistent with the preservation of capital by investing in securities rated BBB or higher by a major rating agency or deemed by the Manager to be of comparable credit quality. The Portfolio emphasizes securities with maturities from 5 to 10 years.

Recent Portfolio Management Activity:

     o The Treasury market posted strong gains over the past year, pushing yields to their lowest levels since 1967. Over the period, the yield of the 5-year Treasury fell over 1.75% to 4.22% on September 30, 1998.

     o The Portfolio's weighting in corporate bonds rose slightly over the year, with a concentration in higher credit quality issues with little overseas exposure due to the financial instability in developing economies.

     o The Portfolio generally maintained an underweight position versus the index in the mortgage-backed security sector for much of the period, as the Manager believed that lower interest rates would result in fast prepayment levels and lower mortgage bond prices. As mortgage prices fell and yield spreads compared to Treasuries widened, the Manager selectively added mortgage exposure. Particular emphasis was placed on securities which the Manager believed to have low prepayment risk.

     o Asset-backed securities (ABS) remained the Portfolio's largest sector weighting during the period. As ABS spreads widened during the late summer, the Manager took the opportunity to increase the Portfolio's weighting, focusing on securities backed by non-prepayment sensitive collateral.

     Although the portfolio holdings and sectors listed above were current as of fiscal year-end, the Portfolio is actively managed and the composition will vary.


 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE BOND PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX FROM
                     INCEPTION AND AT EACH FISCAL YEAR END

                                    [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:

               Institutional       Service      Investor A      Investor B       BlackRock   Lehman Brothers Intermediate
                   Class            Class          Class           Class           Class      Government/Corporate Index

9/17/93            10,000           10,000         9,600           10,000           10,000             10,000
Dec-93             9,954            9,945          9,610           9,945            9,954              10,037
Mar-94             9,675            9,660          9,547           9,660            9,675              9,833
Jun-94             9,592            9,572          9,274           9,572            9,592              9,774
Sep-94             9,655            9,628          9,188           9,626            9,655              9,854
Dec-94             9,644            9,611          9,241           9,610            9,644              9,843
Mar-95             10,044           10,003         9,225           10,002           10,044             10,274
Jun-95             10,498           10,447         9,601           10,441           10,498             10,788
Sep-95             10,696           10,636         10,023          10,620           10,696             10,965
Dec-95             11,051           10,983         10,194          10,965           11,051             11,349
Mar-96             10,966           10,890         10,526          10,878           10,966             11,255
Jun-96             11,046           10,962         10,442          10,945           11,046             11,325
Sep-96             11,241           11,147         10,506          11,125           11,241             11,526
Dec-96             11,527           11,422         10,679          11,394           11,527             11,809
Mar-97             11,522           11,408         10,938          11,375           11,522             11,247
Jun-97             11,863           11,737         10,920          11,712           11,863             11,579
Sep-97             12,184           12,047         11,243          12,016           12,184             11,891
Dec-97             12,403           12,255         11,534          12,217           12,403             12,145
Mar-98             12,601           12,440         11,728          12,391           12,601             12,334
Jun-98             12,825           12,652         11,923          12,573           12,825             12,566
Sep-98             13,257           13,070         12,310          12,828           13,262             13,130


                      FOR PERIOD ENDING SEPTEMBER 30, 1998

                           AVERAGE ANNUAL TOTAL RETURN

                                              1 Year     3 Year     5 Year        From Inception

  BlackRock Class                            8.86%       7.44%       5.79%            5.77%
  Institutional Class                        8.81%       7.42%       5.78%            5.76%
  Service Class                              8.48%       7.10%       5.48%            5.46%
  Investor A Class (Load Adjusted)           3.92%       5.52%       4.50%            4.49%
  Investor A Class (NAV)                     8.30%       6.97%       5.36%            5.34%
  Investor B Class (Load Adjusted)           2.98%       5.55%       4.85%            5.04%
  Investor B Class (NAV)                     7.83%       6.81%       5.27%            5.25%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 9/17/93; SERVICE SHARES, 9/23/93; INVESTOR A SHARES, 5/20/94; INVESTOR B SHARES, 2/5/98 AND BLACKROCK SHARES, 5/1/98. SEE "NOTE ONPERFORMANCE INFORMATION" ON PAGE 17 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS


                               CORE BOND PORTFOLIO

Total Net Assets (9/30/98):

     $855.5 million

Performance Benchmark:

     Lehman Brothers Aggregate Index

Investment Approach:

     Seeks a total rate of return that exceeds the total return of its benchmark by investing in securities rated BBB or higher by a major rating agency or deemed by the Manager to be of comparable credit quality. The Portfolio emphasizes securities with maturities from 5 to 10 years.

Recent Portfolio Management Activity:

     o The Treasury market posted strong gains over the past year, pushing yields to their lowest levels since 1967. Over the period, the yield of the 10-year Treasury fell 1.70% to 4.41% on September 30, 1998.

     o The Portfolio's weighting in corporate bonds rose slightly over the year, with a concentration in higher credit quality issues with little overseas exposure due to the financial instability in developing economies.

     o The Portfolio generally maintained an underweight position versus the index in the mortgage-backed security sector for much of the period, as the Manager believed that lower interest rates would result in fast prepayment levels and lower mortgage bond prices. As mortgage prices fell and yield spreads compared to Treasuries widened, the Manager selectively added mortgage exposure. Particular emphasis was placed on securities that the Manager believed had low prepayment risk.

     o Asset-backed securities (ABS) remained the Portfolio's largest sector weighting during the period. As ABS spreads widened during the late summer, the Manager took the opportunity to increase the Portfolio's weighting, focusing on securities backed by non-prepayment sensitive collateral.

     Although the portfolio holdings and sectors listed above were current as of fiscal year-end, the Portfolio is actively managed and the composition will vary.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE CORE BOND
        PORTFOLIO AND THE LEHMAN BROTHERS AGGREGATE INDEX FROM INCEPTION
                           AND AT EACH FISCAL YEAR END

                                    [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:

               Institutional       Service      Investor A      Investor B       Investor C      BlackRock         Lehman
                   Class            Class          Class           Class            Class          Class        Aggregate Index
12/9/92            10,000           10,000         9,600           10,000           10,000          10,000           10,000
Dec-92             10,033           10,033         9,631           10,033           10,033          10,033           10,192
Mar-93             10,416           10,416         9,999           10,416           10,416          10,416           10,487
Jun-93             10,688           10,688         10,261          10,688           10,688          10,688           10,751
Sep-93             11,021           11,021         10,581          11,021           11,021          11,021           11,010
Dec-93             11,005           11,005         10,565          11,005           11,005          11,005           11,123
Mar-94             10,715           10,715         10,286          10,715           10,715          10,715           10,574
Jun-94             10,612           10,612         10,188          10,612           10,612          10,612           10,760
Sep-94             10,695           10,695         10,267          10,695           10,695          10,695           10,605
Dec-94             10,749           10,749         10,319          10,749           10,749          10,749           10,866
Mar-95             11,269           11,269         10,818          11,269           11,269          11,269           11,349
Jun-95             11,931           11,931         11,453          11,931           11,931          11,931           11,848
Sep-95             12,166           12,166         11,680          12,166           12,166          12,166           12,265
Dec-95             12,703           12,703         12,195          12,703           12,703          12,703           12,707
Mar-96             12,405           12,399         11,900          12,396           12,396          12,405           12,329
Jun-96             12,473           12,466         11,957          12,432           12,432          12,473           12,503
Sep-96             12,722           12,706         12,182          12,642           12,642          12,722           12,980
Dec-96             13,157           13,134         12,584          13,035           13,035          13,157           13,120
Mar-97             13,121           13,088         12,534          12,940           12,940          13,121           13,007
Jun-97             13,563           13,523         13,026          13,604           13,604          13,564           13,484
Sep-97             14,002           13,950         13,432          14,003           14,003          14,009           13,932
Dec-97             14,348           14,283         13,748          14,305           14,305          14,360           14,342
Mar-98             14,580           14,503         13,954          14,493           14,493          14,599           14,562
Jun-98             14,926           14,836         14,268          14,791           14,791          14,950           14,903
Sep-98             15,483           15,377         14,783          15,144           15,297          15,514           15,534


                      FOR PERIOD ENDING SEPTEMBER 30, 1998

                           AVERAGE ANNUAL TOTAL RETURN

                                              1 Year     3 Year       5 Year      From Inception
  BlackRock Class                            10.74%      8.43%        7.07%            7.85%
  Institutional Class                        10.57%      8.37%        7.03%            7.81%
  Service Class                              10.24%      8.10%        6.88%            7.68%
  Investor A Class (Load Adjusted)            5.64%      6.47%        5.90%            6.84%
  Investor A Class (NAV)                     10.04%      7.93%        6.77%            7.59%
  Investor B Class (Load Adjusted)            4.29%      5.98%        5.94%            7.05%
  Investor B Class (NAV)                      9.20%      7.24%        6.37%            7.24%
  Investor C Class (Load Adjusted)            8.11%      7.24%        6.37%            7.24%
  Investor C Class (NAV)                      9.20%      7.24%        6.37%            7.24%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 12/9/92; SERVICE SHARES, 1/12/96; INVESTOR A SHARES, 1/31/96; INVESTOR B SHARES, 3/18/96; AND INVESTOR C SHARES, 2/28/97; AND BLACKROCK SHARES, 5/1/97. SEE "NOTE ONPERFORMANCE INFORMATION" ON PAGE 17 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS


                           GOVERNMENT INCOME PORTFOLIO

Total Net Assets (9/30/98):

     $32.8 million

Performance Benchmark:

     Lehman Brothers Mortgage Index/Merrill Lynch 10-Year Treasury

Investment Approach:

     Seeks current income consistent with the preservation of capital by investing in securities rated AAA by a major rating agency or issued by the U.S. government or government agency. The Portfolio emphasizes securities with maturities from 10 to 15 years.

Recent Portfolio Management Activity:

     o The Treasury market posted strong gains over the past year, pushing yields to their lowest levels since 1967. Over the period, the yield of the 10-year Treasury fell 1.70% to 4.41% on September 30, 1998. In light of the Treasury market's strong performance, the Manager substantially reduced the Portfolio's Treasury weighting and reinvested assets into the mortgage market.

     o The Portfolio increased its mortgage-backed security exposure to take advantage of attractive yield levels during the period, focusing on mortgage pass-through securities which cheapened over the period as lower interest rates led to increased prepayment concerns. Particular emphasis was placed on lower coupon issues which the Manager believed had modest prepayment risk.

     o Additionally, the Portfolio's weighting in project and construction loan securities was maintained, as the Manager believes that those structures provide more prepayment protection than residential mortgages.

     Although the portfolio holdings and sectors listed above were current as of fiscal year-end, the Portfolio is actively managed and the composition will vary.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GOVERNMENT INCOME
         PORTFOLIO AND THE LEHMAN BROTHERS MORTGAGE INDEX/MERRILL LYNCH
       10-YEAR TREASURY INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END

                                    [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:

                                                                Lehman Brothers
              Investor A     Investor B     Investor C   Mortgage Index/Merrill Lynch
                 Class         Class          Class        10 Year Treasury Index
10/3/94         9,550          10,000         10,000              10,000
Dec-94          9,541          9,975          9,975               10,037
Mar-95          10,024         10,462         10,462              10,588
Jun-95          10,718         11,168         11,168              11,335
Sep-95          10,912         11,350         11,350              11,537
Dec-95          11,353         11,793         11,793              12,059
Mar-96          11,132         11,536         11,536              11,779
Jun-96          11,156         11,540         11,540              11,887
Sep-96          11,393         11,766         11,766              12,108
Dec-96          11,740         12,101         12,101              12,497
Mar-97          11,713         12,052         12,052              12,368
Jun-97          12,171         12,499         12,499              12,502
Sep-97          12,588         12,904         12,904              12,906
Dec-97          12,975         13,277         13,277              13,212
Mar-98          13,182         13,464         13,464              13,410
Jun-98          13,510         13,774         13,774              13,641
Sep-98          13,988         13,808         14,235              14,002

                      FOR PERIOD ENDING SEPTEMBER 30, 1998

                           AVERAGE ANNUAL TOTAL RETURN

                                            1 Year     3 Year    From Inception
  Investor A Class (Load Adjusted)          6.17%      7.00%          8.77%
  Investor A Class (NAV)                   11.13%      8.64%         10.03%
  Investor B Class (Load Adjusted)          5.35%      6.39%          8.00%
  Investor B Class (NAV)                   10.31%      7.85%          9.25%
  Investor C Class (Load Adjusted)          9.21%      7.85%          9.25%
  Investor C Class (NAV)                   10.31%      7.85%          9.25%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 10/3/94; INVESTOR B SHARES, 10/3/94; AND INVESTOR C SHARES, 2/28/97. SEE "NOTE ONPERFORMANCE INFORMATION" ON PAGE 17 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS


                                 GNMA PORTFOLIO

Total Net Assets (9/30/98):

     $118.7 million

Performance Benchmark:

     Lehman GNMA Index

Investment Approach:

     Seeks current income consistent with the preservation of capital by investing in securities issued by the Government National Mortgage Association ("GNMAs"), as well as other U.S. government securities.

Recent Portfolio Management Activity:

     o The Treasury market posted strong gains over the past year, pushing yields to their lowest levels since 1967. Over the period, the yield of the 10-year Treasury fell 1.70% to 4.41% on September 30, 1998. In light of the Treasury market's strong performance, the Manager substantially reduced the Portfolio's Treasury weighting and reinvested assets into the mortgage market.

     o The Portfolio remained primarily invested in GNMA mortgage pass-throughs over the period, which was characterized by declining interest rates and heightened prepayment concerns. Accordingly, the Manager emphasized lower coupon mortgage-backed issues due to their lower prepayment risk versus higher coupon issues.

     Although the portfolio holdings and sectors listed above were current as of fiscal year-end, the Portfolio is actively managed and the composition will vary.

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GNMA INCOME
                    PORTFOLIO AND THE LEHMAN LOCAL GO INDEX
                   FROM INCEPTION AND AT EACH FISCAL YEAR END

                                      [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:

                Institutional       Service      Investor A      Investor B       Investor C         Lehman Local
                    Class            Class         Class            Class           Class              GO Index
9/1/86             10,000           10,000         9,550           10,000           10,000               10,000
Dec-86             10,296           10,289         9,822           10,265           10,265               10,358
Mar-87             10,411           10,396         9,919           10,348           10,348               10,591
Jun-87             10,251           10,228         9,756           10,158           10,158               10,453
Sep-87             10,265           10,234         9,757           10,141           10,141               10,195
Dec-87             10,407           10,368         9,880           10,250           10,250               10,807
Mar-88             10,684           10,636         10,132          10,491           10,491               11,261
Jun-88             10,883           10,826         10,308          10,654           10,654               11,467
Sep-88             11,009           10,943         10,415          10,744           10,744               11,731
Dec-88             11,149           11,074         10,536          10,848           10,848               11,760
Mar-89             11,192           11,109         10,564          10,857           10,857               11,894
Jun-89             11,633           11,537         10,967          11,250           11,250               12,871
Sep-89             11,673           11,569         10,992          11,255           11,255               13,057
Dec-89             12,063           11,947         11,347          11,596           11,596               13,603
Mar-90             12,170           12,044         11,434          11,664           11,664               13,598
Jun-90             12,350           12,213         11,590          11,800           11,800               14,113
Sep-90             12,473           12,325         11,691          11,881           11,881               14,289
Dec-90             13,090           12,925         12,255          12,431           12,431               15,040
Mar-91             13,442           13,262         12,570          12,727           12,727               15,502
Jun-91             13,652           13,460         12,751          12,887           12,887               15,806
Sep-91             14,417           14,204         13,451          13,569           13,569               16,664
Dec-91             15,188           14,952         14,153          14,251           14,251               17,453
Mar-92             14,951           14,708         13,916          13,986           13,986               17,318
Jun-92             15,594           15,329         14,498          14,544           14,544               18,002
Sep-92             16,125           15,839         14,974          14,994           14,994               18,567
Dec-92             16,208           15,908         15,033          15,024           15,024               18,748
Mar-93             16,824           16,501         15,586          15,549           15,549               19,282
Jun-93             17,214           16,871         15,929          15,861           15,861               19,642
Sep-93             17,430           17,070         16,110          16,012           16,012               19,790
Dec-93             17,481           17,108         16,139          16,010           16,010               19,980
Mar-94             16,843           16,470         15,531          15,378           15,378               19,496
Jun-94             16,658           16,278         15,343          15,163           15,163               19,389
Sep-94             16,743           16,348         15,403          15,193           15,193               19,548
Dec-94             16,863           16,453         15,495          15,256           15,256               19,678
Mar-95             17,811           17,365         16,347          16,065           16,065               20,717
Jun-95             18,849           18,364         17,280          16,950           16,950               21,812
Sep-95             19,228           18,718         17,606          17,239           17,239               22,300
Dec-95             19,853           19,313         18,157          17,745           17,745               23,032
Mar-96             19,692           19,142         17,989          17,548           17,548               22,962
Jun-96             19,829           19,261         18,093          17,617           17,617               23,123
Sep-96             20,211           19,617         18,420          17,901           17,901               23,608
Dec-96             20,790           20,164         18,926          18,359           18,359               24,305
Mar-97             20,814           20,172         18,926          18,324           18,324               24,337
Jun-97             21,606           20,924         19,623          18,964           18,964               25,286
Sep-97             22,280           21,561         20,212          19,497           19,497               26,031
Dec-97             22,672           21,924         20,543          19,779           19,779               26,621
Mar-98             22,888           22,116         20,714          19,907           19,907               27,051
Jun-98             23,384           22,574         21,134          20,277           20,277               27,510
Sep-98             23,922           23,077         21,597          20,682           20,682               28,213


                      FOR PERIOD ENDING SEPTEMBER 30, 1998

                           AVERAGE ANNUAL TOTAL RETURN

                                              1 Year     3 Year       5 Year      From Inception
  Institutional Class                         8.88%      8.06%        6.84%            8.53%
  Service Class                               8.53%      7.73%        6.51%            8.21%
  Investor A Class (Load Adjusted)            4.03%      6.11%        5.47%            7.50%
  Investor A Class (NAV)                      8.35%      7.55%        6.33%            8.03%
  Investor B Class (Load Adjusted)            2.73%      5.49%        5.12%            7.22%
  Investor B Class (NAV)                      7.57%      6.75%        5.55%            7.22%
  Investor C Class (Load Adjusted)            6.49%      6.75%        5.55%            7.22%
  Investor C Class (NAV)                      7.57%      6.75%        5.55%            7.22%

IN CONNECTION WITH THE CONVERSION OF VARIOUS COMMON TRUST FUNDS MAINTAINED BY PNC BANK AND PNC BANK, DELAWARE ("PNC-DE"), AN AFFILIATE OF PNC BANK, INTO THE FUND BETWEEN MAY 1 AND MAY 15, 1998 (THE "CTF CONVERSION"), THE GNMA PORTFOLIO WAS ESTABLISHED TO RECEIVE THE ASSETS OF THE GNMA FUND OF PNC BANK. PERFORMANCE INFORMATION PRESENTED FOR THIS PORTFOLIO INCLUDES PERFORMANCE FOR THE PREDECESSOR COMMON TRUST FUND WHICH TRANSFERRED ITS ASSETS AND LIABILITIES TO THE RELATED PORTFOLIO PURSUANT TO THE CTF CONVERSION. PERFORMANCE INFORMATION PRESENTED IS BASED UPON THE PERFORMANCE OF THE GNMA FUND FOR PERIODS PRIOR TO THE CTF CONVERSION.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS


                            MANAGED INCOME PORTFOLIO

Total Net Assets (9/30/98):

     $1.6 billion

Performance Benchmark:

     Lehman Brothers Aggregate Index

Investment Approach:

     Seeks current income consistent with the preservation of capital by investing in securities rated BBB or higher by a major rating agency or deemed by the Manager to be of comparable credit quality. The Portfolio emphasizes securities with maturities from 5 to 10 years.

Recent Portfolio Management Activity:

     o The Treasury market posted strong gains over the past year, pushing yields to their lowest levels since 1967. Over the period, the yield of the 10-year Treasury fell 1.70% to 4.41% on September 30, 1998.

     o The Portfolio's weighting in corporate bonds rose slightly over the year, with a concentration in higher credit quality issues with little overseas exposure due to the financial instability in developing economies. Additionally, in light of the Portfolio's income bias, the Manager added a small preferred stock position during the period.

     o After remaining underweighted for much of the period, the Portfolio added mortgage-backed security exposure as yield spreads widened in response to heightened prepayment concerns. The Manager focused on lower coupon securities that the Manager believed had lower prepayment risk than higher coupon issues.

     o The Manager increased the Portfolio's asset-backed security (ABS) weighting over the period, with an emphasis on securities the Manager believed had little prepayment sensitivity such as auto-loan and credit card issues.

     Although the portfolio holdings and sectors listed above were current as of fiscal year-end, the Portfolio is actively managed and the composition will vary.

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MANAGED INCOME
        PORTFOLIO AND THE LEHMAN BROTHERS AGGREGATE INDEX FROM INCEPTION
                           AND AT EACH FISCAL YEAR END

                                    [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:

               Institutional       Service      Investor A       Investor B     Lehman Brothers
                   Class            Class          Class            Class       Aggregate Index
11/1/89            10,000           10,000         9,550           10,000           10,000
Dec-89             10,105           10,105         9,650           10,000           10,027
Mar-90             10,004           10,004         9,554           9,900            9,946
Jun-90             10,306           10,306         9,843           10,199           10,309
Sep-90             10,380           10,380         9,913           10,272           10,397
Dec-90             10,943           10,943         10,451          10,830           10,923
Mar-91             11,161           11,161         10,659          11,045           11,227
Jun-91             11,259           11,259         10,752          11,142           11,411
Sep-91             11,910           11,910         11,374          11,786           12,059
Dec-91             12,580           12,580         12,014          12,449           12,671
Mar-92             12,290           12,290         11,737          12,162           12,509
Jun-92             12,749           12,749         12,175          12,617           13,014
Sep-92             13,316           13,316         12,717          13,177           13,574
Dec-92             13,323           13,323         12,724          13,185           13,609
Mar-93             14,022           14,022         13,391          13,876           14,172
Jun-93             14,457           14,457         13,806          14,306           14,549
Sep-93             14,935           14,940         14,263          14,780           14,928
Dec-93             14,881           14,862         14,186          14,701           14,936
Mar-94             14,370           14,343         13,690          14,186           14,507
Jun-94             14,110           14,079         13,422          13,909           14,357
Sep-94             14,145           14,104         13,440          13,927           14,445
Dec-94             14,215           14,166         13,492          13,981           14,500
Mar-95             14,894           14,835         14,122          14,634           15,231
Jun-95             15,744           15,671         14,909          15,449           16,159
Sep-95             16,022           15,935         15,153          15,702           16,477
Dec-95             16,701           16,602         15,778          16,350           17,179
Mar-96             16,369           16,260         15,443          16,003           16,872
Jun-96             16,437           16,315         15,490          16,051           16,969
Sep-96             16,716           16,580         15,734          16,304           17,281
Dec-96             17,277           17,123         16,243          16,831           17,800
Mar-97             17,227           17,060         16,177          16,763           17,701
Jun-97             17,848           17,663         16,740          17,346           18,351
Sep-97             18,432           18,228         17,267          17,893           18,960
Dec-97             18,913           18,689         17,697          18,338           19,517
Mar-98             19,189           18,949         17,936          18,586           19,818
Jun-98             19,692           19,432         18,384          19,015           20,282
Sep-98             20,137           19,856         18,778          19,386           21,140


                      FOR PERIOD ENDING SEPTEMBER 30, 1998

                           AVERAGE ANNUAL TOTAL RETURN


                                              1 Year     3 Year       5 Year      From Inception
  Institutional Class                         9.25%      7.91%        6.16%            8.17%
  Service Class                               8.93%      7.60%        5.87%            7.99%
  Investor A Class (Load Adjusted)            3.85%      5.77%        4.68%            7.32%
  Investor A Class (NAV)                      8.74%      7.41%        5.65%            7.87%
  Investor B Class (Load Adjusted)            3.08%      5.86%        5.06%            7.78%
  Investor B Class (NAV)                      7.94%      7.12%        5.48%            7.78%

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 11/1/89; INVESTOR A SHARES, 2/5/92; SERVICE SHARES, 7/29/93; AND INVESTOR B SHARES, 7/15/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 17 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED. THE COMPARATIVE INDEX FROM PREVIOUS YEARS HAS CHANGED FROM THESALOMON BROAD INVESTMENT GRADE INDEX TO THE LEHMAN AGGREGATE TO MORE ACCURATELY REFLECT THE TYPE OF HOLDINGS OF MANAGED INCOME.



              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS


                          INTERNATIONAL BOND PORTFOLIO

Total Net Assets (9/30/98):

     $50.5 million

Performance Benchmark:

     Salomon Non-U.S. Hedged World Government Bond Index

Investment Approach:

     Pursues current income consistent with the preservation of capital by investing in investment grade international fixed income securities.

Recent Portfolio Management Activity:

     o Over the past year, bond yields generally fell across the globe. Bond markets in Japan, Europe and the dollar bloc (Canada, Australia and the U.S.) all posted strong gains.

     o The Portfolio remained primarily currency hedged during the past twelve months, which generally resulted in strong returns due to the strength of the U.S. dollar for much of the period. The dollar rose versus the yen and the Canadian dollar, but fell versus the DM during August and September 1998 as investor expectations regarding Federal Reserve policy changed and the U.S. equity markets fell sharply.

     o While slightly underweight relative to the Index, the Portfolio's weighting in Japan provided strong returns, as Japanese bond yields fell in response to a weak economy and deflationary concerns. Continental European bond markets also performed well due to a lack of inflationary concerns and easing of monetary policy in many countries in preparation for EMU.

     Although the portfolio holdings and sectors listed above were current as of fiscal year-end, the Portfolio is actively managed and the composition will vary.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL BOND
   PORTFOLIO AND THE SALOMON NON-U.S. HEDGED WORLD GOVERNMENT BOND INDEX FROM
                     INCEPTION AND AT EACH FISCAL YEAR END

                                   [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:

               Institutional       Service       Investor A      Investor B       Investor C     Salomon Non-U.S. Hedged
                   Class            Class          Class           Class            Class       World Government Bond Index

7/1/91             10,000           10,000         9,500           10,000           10,000                10,000
Sep-91             10,360           10,360         9,894           10,360           10,360                10,482
Dec-91             10,600           10,600         10,123          10,600           10,600                10,909
Mar-92             10,470           10,470         9,999           10,470           10,470                10,846
Jun-92             11,008           11,008         10,513          11,008           11,008                11,157
Sep-92             11,298           11,298         10,789          11,298           11,298                11,581
Dec-92             11,254           11,254         10,747          11,254           11,254                11,766
Mar-93             11,717           11,717         11,190          11,717           11,717                12,169
Jun-93             12,116           12,116         11,571          12,116           12,116                12,483
Sep-93             12,689           12,689         12,118          12,689           12,689                12,932
Dec-93             12,977           12,977         12,393          12,977           12,977                13,225
Mar-94             12,715           12,715         12,143          12,715           12,715                12,803
Jun-94             12,453           12,453         11,892          12,453           12,453                12,561
Sep-94             12,369           12,369         11,812          12,369           12,369                12,580
Dec-94             12,496           12,496         11,933          12,496           12,496                12,732
Mar-95             13,545           13,545         12,936          13,545           13,545                13,323
Jun-95             14,054           14,054         13,421          14,054           14,054                14,016
Sep-95             14,302           14,302         13,658          14,302           14,302                14,427
Dec-95             14,998           14,998         14,323          14,998           14,998                15,032
Mar-96             15,051           15,051         14,374          15,051           15,051                15,011
Jun-96             15,395           15,394         14,697          15,370           15,370                15,291
Sep-96             16,002           15,989         15,259          15,928           15,928                15,797
Dec-96             16,590           16,558         15,793          16,442           16,442                16,340
Mar-97             16,762           16,717         15,938          16,562           16,562                16,458
Jun-97             17,335           17,276         16,378          17,078           17,078                16,988
Sep-97             17,859           17,783         16,853          17,539           17,539                17,565
Dec-97             18,294           18,203         17,244          17,911           17,911                18,069
Mar-98             18,777           18,671         17,679          18,328           18,328                18,527
Jun-98             19,112           18,988         17,972          18,597           18,597                18,955
Sep-98             20,092           19,947         18,872          19,492           19,492                19,942


                     FOR A PERIOD ENDING SEPTEMBER 30, 1998
                           AVERAGE ANNUAL TOTAL RETURN

                                              1 Year     3 Year       5 Year      From Inception
  Institutional Class                        12.51%     12.00%        9.63%          10.09%
  Service Class                              12.17%     11.73%        9.47%           9.98%
  Investor A Class (Load Adjusted)            6.38%      9.68%        8.26%           9.14%
  Investor A Class (NAV)                     11.98%     11.57%        9.38%           9.92%
  Investor B Class (Load Adjusted)            6.15%      9.57%        8.53%           9.63%
  Investor B Class (NAV)                     11.15%     10.88%        8.97%           9.63%
  Investor C Class (Load Adjusted)           10.04%     10.88%        8.97%           9.63%
  Investor C Class (NAV)                     11.15%     10.88%        8.97%           9.63%


THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: SERVICE SHARES, 7/1/91; INVESTOR BSHARES, 4/19/96; INVESTOR A SHARES, 4/22/96; INSTITUTIONAL SHARES, 6/10/96; AND INVESTOR C SHARES, 9/11/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 17 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.



              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS


                            TAX-FREE INCOME PORTFOLIO

Total Net Assets (9/30/98):

     $300.9 million

Performance Benchmark:

     Lehman Municipal Bond Index

Investment Approach:

     Seeks as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital by investing in a portfolio of municipal fixed income securities rated BBB or higher by a major rating agency or deemed by the Manager to be of comparable credit quality.

Recent Portfolio Management Activity:

     o Over the last twelve months, municipal bonds underperformed U.S. Treasuries, as generally healthy state and local governments were able to issue new bonds at low interest rates, creating increased supply which outstripped demand. In light of the sector's underperformance during the past twelve months, which has left municipal yields as a percentage of Treasury yields at their cheapest levels since the mid-1980s, the Manager believes that municipal bonds are attractively priced versus their taxable counterparts.

     o In response to credit spread narrowing during the past year, the Manager has improved the Portfolio's credit profile without giving up substantial yield by emphasizing higher rated securities (AA and AAA-rated issues) and selling lower rated securities (A and BBB-rated issues).

     Although the portfolio holdings and sectors listed above were current as of fiscal year-end, the Portfolio is actively managed and the composition will vary.


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE TAX-FREE INCOME
    PORTFOLIO AND THE LEHMAN MUNICIPAL BOND INDEX FROM INCEPTION AND AT EACH
                                 FISCAL YEAR END

                                   [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:

               Institutional       Service       Investor A     Investor B       Investor C    Lehman Municipal
                   Class            Class          Class           Class            Class          Bond Index
5/14/90            10,000           10,000         9,600           10,000           10,000          10,000
Jun-90             10,118           10,118         9,662           10,118           10,118          10,132
Sep-90             10,139           10,139         9,683           10,139           10,139          10,202
Dec-90             10,513           10,513         10,040          10,513           10,513          10,202
Mar-91             10,720           10,720         10,238          10,720           10,720          10,202
Jun-91             10,919           10,919         10,428          10,919           10,919          10,202
Sep-91             11,296           11,296         10,787          11,296           11,296          11,548
Dec-91             11,708           11,708         11,181          11,708           11,708          11,548
Mar-92             11,776           11,776         11,247          11,776           11,776          11,548
Jun-92             12,215           12,215         11,665          12,215           12,215          11,548
Sep-92             12,504           12,504         11,942          12,504           12,504          12,755
Dec-92             12,744           12,744         12,170          12,744           12,744          12,755
Mar-93             13,246           13,246         12,650          13,246           13,246          12,755
Jun-93             13,708           13,708         13,091          13,708           13,708          12,755
Sep-93             14,200           14,194         13,551          14,189           14,189          14,381
Dec-93             14,412           14,400         13,738          14,385           14,385          14,586
Mar-94             13,430           13,410         12,786          13,389           13,389          13,786
Jun-94             13,615           13,587         12,948          13,558           13,558          13,938
Sep-94             13,661           13,625         12,978          13,590           13,590          14,034
Dec-94             13,455           13,395         12,764          13,365           13,365          13,832
Mar-95             14,555           14,496         13,793          14,443           14,443          14,810
Jun-95             14,810           14,737         14,014          14,674           14,674          15,168
Sep-95             15,242           15,156         14,404          15,083           15,083          15,604
Dec-95             15,941           15,825         15,031          15,739           15,739          16,248
Mar-96             15,806           15,694         14,900          15,602           15,602          16,052
Jun-96             15,953           15,828         15,026          15,734           15,734          16,175
Sep-96             16,378           16,237         15,408          16,104           16,104          16,545
Dec-96             16,853           16,696         15,837          16,522           16,522          16,967
Mar-97             16,838           16,669         15,805          16,458           16,458          16,927
Jun-97             17,446           17,258         16,439          16,999           16,999          17,511
Sep-97             18,032           17,824         16,971          17,516           17,516          18,040
Dec-97             18,560           18,332         17,448          17,975           17,975          18,529
Mar-98             18,805           18,559         17,656          18,155           18,155          18,742
Jun-98             19,080           18,815         17,892          18,363           18,363          19,027
Sep-98             19,629           19,344         18,386          18,835           18,835          19,552


                      FOR PERIOD ENDING SEPTEMBER 30, 1998

                           Average Annual Total Return

                                                Taxable               Taxable               Taxable       From       Taxable
                                     1 Year   Equivalent*   3 Year   Equivalent*  5 Year   Equivalent*  Inception   Equivalent*
                                     ------   ----------    ------   ----------   ------   ----------   ---------   ----------

Institutional Class                  8.85%     12.35%        8.79%     12.27%     6.69%      9.34%       8.37%        11.68%
Service Class                        8.52%     11.89%        8.47%     11.82%     6.38%      8.91%       8.18%        11.42%
Investor A Class (Load Adjusted)     4.03%      5.63%        6.82%      9.52%     5.33%      7.44%       7.53%        10.51%
Investor A Class (NAV)               8.34%     11.64%        8.28%     11.56%     6.19%      8.64%       8.06%        11.25%
Investor B Class (Load Adjusted)     2.69%      3.76%        6.42%      8.96%     5.40%      7.54%       7.84%        10.94%
Investor B Class (NAV)               7.53%     10.51%        7.69%     10.74%     5.83%      8.14%       7.84%        10.94%
Investor C Class (Load Adjusted)     6.45%      9.00%        7.69%     10.74%     5.83%      8.14%       7.84%        10.94%
Investor C Class (NAV)               7.53%     10.51%        7.69%     10.74%     5.83%      8.14%       7.84%        10.94%


* TAXABLE EQUIVALENT TOTAL RETURN IS BASED ON THE ANNUALIZED TOTAL RETURN AND A FEDERAL TAX RATE OF 39.6%. IT REPRESENTS THE RETURN ON A TAXABLE INVESTMENT NECESSARY TO EQUAL THE AFTER-TAX RETURN OF THE BLACKROCK TAX-FREE INCOME PORTFOLIO.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 5/14/90; INSTITUTIONAL SHARES, 1/21/93; SERVICE SHARES, 7/29/93; INVESTOR BSHARES, 7/18/96; AND INVESTOR C SHARES, 2/28/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 17 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS


                         PENNSYLVANIA TAX-FREE PORTFOLIO

Total Net Assets (9/30/98):

     $1.1 billion

Performance Benchmark:

     Lehman Local General Obligation Index

Investment Approach:

     Seeks as high a level of current income exempt from Federal, Pennsylvania state and local income tax as is consistent with the preservation of capital by investing in a portfolio of municipal fixed income securities rated BBB or higher by a major rating agency or deemed by the Manager to be of comparable credit quality.

Recent Portfolio Management Activity:

     o Over the last twelve months, municipal bonds underperformed U.S. Treasuries, as generally healthy state and local governments were able to issue new bonds at low interest rates, creating increased supply which outstripped demand. In light of the sector's underperformance during the past twelve months, which has left municipal yields as a percentage of Treasury yields at their cheapest levels since the mid-1980s, the Manager believes that municipal bonds are attractively priced versus their taxable counterparts.

     o In response to credit spread narrowing during the past year, the Manager has improved the Portfolio's credit profile without giving up substantial yield by emphasizing higher rated securities (AA and AAA-rated issues) and selling lower rated securities (A and BBB-rated issues).

     Although the portfolio holdings and sectors listed above were current as of fiscal year-end, the Portfolio is actively managed and the composition will vary.

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE PA TAX-FREE INCOME PORTFOLIO AND LEHMAN LOCAL GO INDEX FROM INCEPTION AND AT EACH FISCAL
                                    YEAR END

                                    [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:

               Institutional       Service      Investor A      Investor B        Investor C     Lehman Local
                   Class            Class         Class           Class             Class          GO Index
12/1/92            10,000           10,000         9,600           10,000           10,000          10,000
Dec-92             10,080           10,080         9,626           10,080           10,080          10,124
Mar-93             10,492           10,492         10,020          10,492           10,492          10,473
Jun-93             10,809           10,809         10,322          10,809           10,809          10,797
Sep-93             11,142           11,165         10,667          11,170           11,170          11,132
Dec-93             11,324           11,341         10,841          11,352           11,352          11,309
Mar-94             10,614           10,621         10,159          10,638           10,638          10,738
Jun-94             10,746           10,746         10,284          10,769           10,769          10,879
Sep-94             10,813           10,808         10,337          10,824           10,824          10,943
Dec-94             10,545           10,533         10,069          10,518           10,518          10,790
Mar-95             11,353           11,332         10,828          11,296           11,296          11,448
Jun-95             11,614           11,585         11,064          11,526           11,526          11,739
Sep-95             11,981           11,944         11,400          11,859           11,859          12,104
Dec-95             12,483           12,439         11,867          12,326           12,326          12,517
Mar-96             12,343           12,283         11,716          12,145           12,145          12,433
Jun-96             12,448           12,379         11,802          12,212           12,212          12,509
Sep-96             12,734           12,653         12,059          12,455           12,455          12,803
Dec-96             13,058           12,966         12,353          12,733           12,733          13,141
Mar-97             13,010           12,909         12,294          12,648           12,648          13,140
Jun-97             13,413           13,294         12,713          12,997           12,997          13,621
Sep-97             13,810           13,679         13,076          13,341           13,341          14,028
Dec-97             14,198           14,052         13,429          13,675           13,675          14,380
Mar-98             14,371           14,212         13,578          13,806           13,806          14,568
Jun-98             14,600           14,428         13,779          14,004           14,004          14,794
Sep-98             14,985           14,799         14,127          14,207           14,351          15,262

                      FOR PERIOD ENDING SEPTEMBER 30, 1998

                           AVERAGE ANNUAL TOTAL RETURN

                                                     Taxable                Taxable               Taxable      From        Taxable
                                          1 Year   Equivalent*   3 Year   Equivalent*  5 Year   Equivalent*  Inception   Equivalent*
                                          ------   ----------    ------   ----------   ------   ----------   ---------   ----------
Institutional Class                       8.51%     12.12%        7.74%     11.02%     6.11%      8.70%       7.18%        10.22%
Service Class                             8.19%     11.66%        7.42%     10.57%     5.81%      8.27%       6.95%         9.90%
Investor A Class (Load Adjusted)          3.71%      5.28%        5.82%      8.29%     4.84%      6.89%       6.10%         8.69%
Investor A Class (NAV)                    8.04%     11.45%        7.26%     10.34%     5.70%      8.12%       6.85%         9.75%
Investor B Class (Load Adjusted)          2.72%      3.87%        5.31%      7.56%     4.71%      6.71%       6.20%         8.83%
Investor B Class (NAV)                    7.56%     10.77%        6.57%      9.36%     5.14%      7.32%       6.38%         9.09%
Investor C Class (Load Adjusted)          6.48%      9.23%        6.57%      9.36%     5.14%      7.32%       6.38%         9.09%
Investor C Class (NAV)                    7.56%     10.77%        6.57%      9.36%     5.14%      7.32%       6.38%         9.09%

* TAXABLE EQUIVALENT TOTAL RETURN IS BASED ON THE ANNUALIZED TOTAL RETURN AND A COMBINED FEDERAL AND STATAE TAX RATE OF 42.4%. IT REPRESENTS THE RETURN ON A TAXABLE INVESTMENT NECESSARY TO EQUAL THE AFTER-TAX RETURN OF THE BLACKROCK PENNSYLVANIA TAX-FREE INCOME PORTFOLIO.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL ANDINVESTOR A SHARES, 12/1/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94 AND INVESTOR C SHARES, 8/14/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 17 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.


              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                      NEW JERSEY TAX-FREE INCOME PORTFOLIO


Total Net Assets (9/30/98):

     $182.9 million

Performance Benchmark:

     Lehman Local General Obligation Index

Investment Approach:

     Seeks as high a level of current income exempt from Federal, New Jersey state and local income tax as is consistent with the preservation of capital by investing in a portfolio of municipal fixed income securities rated BBB or higher by a major rating agency or deemed by the Manager to be of comparable credit quality.

Recent Portfolio Management Activity:

     o Over the last twelve months, municipal bonds underperformed U.S. Treasuries, as generally healthy state and local governments were able to issue new bonds at low interest rates, creating increased supply which outstripped demand. In light of the sector's underperformance during the past twelve months, which has left municipal yields as a percentage of Treasury yields at their cheapest levels since the mid-1980s, the Manager believes that municipal bonds are attractively priced versus their taxable counterparts.

     o In response to credit spread narrowing during the past year, the Manager has improved the Portfolio's credit profile without giving up substantial yield by emphasizing higher rated securities (AA and AAA-rated issues) and selling lower rated securities (A and BBB-rated issues).

     Although the portfolio holdings and sectors listed above were current as of fiscal year-end, the Portfolio is actively managed and the composition will vary.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NJ TAX-FREE INCOME
       PORTFOLIO AND THE LEHMAN LOCAL GO INDEX FROM INCEPTION AND AT EACH
                                 FISCAL YEAR END


                                    [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:

               Institutional        Service      Investor A      Investor B     Lehman Local
                   Class             Class         Class           Class          GO Index
7/1/91             10,000           10,000         9,600           10,000           10,000
Sep-91             10,357           10,357         9,891           10,357           10,142
Dec-91             10,736           10,736         10,253          10,736           10,462
Mar-92             10,775           10,775         10,290          10,775           10,494
Jun-92             11,205           11,205         10,701          11,205           10,904
Sep-92             11,462           11,462         10,946          11,462           11,205
Dec-92             11,691           11,691         11,165          11,691           11,440
Mar-93             12,098           12,098         11,553          12,098           11,834
Jun-93             12,514           12,514         11,951          12,514           12,200
Sep-93             12,867           12,867         12,288          12,867           12,579
Dec-93             13,045           13,045         12,458          13,045           12,779
Mar-94             12,370           12,370         11,813          12,370           12,134
Jun-94             12,504           12,504         11,942          12,504           12,292
Sep-94             12,583           12,583         12,017          12,583           12,364
Dec-94             12,432           12,432         11,873          12,432           12,192
Mar-95             13,195           13,195         12,601          13,195           12,936
Jun-95             13,454           13,454         12,848          13,454           13,265
Sep-95             13,802           13,802         13,181          13,802           13,677
Dec-95             14,289           14,289         13,646          14,289           14,143
Mar-96             14,158           14,158         13,519          14,156           14,049
Jun-96             14,198           14,198         13,546          14,184           14,134
Sep-96             14,445           14,445         13,776          14,398           14,466
Dec-96             14,808           14,808         14,115          14,725           14,848
Mar-97             14,768           14,768         14,072          14,653           14,848
Jun-97             15,185           15,185         14,534          15,028           15,391
Sep-97             15,623           15,623         14,946          15,429           15,851
Dec-97             16,035           16,035         15,334          15,800           16,249
Mar-98             16,167           16,167         15,453          15,893           16,462
Jun-98             16,406           16,403         15,673          16,088           16,717
Sep-98             16,932           16,916         16,157          16,555           17,245


                      FOR PERIOD ENDING SEPTEMBER 30, 1998

                           Average Annual Total Return

                                                     Taxable                Taxable               Taxable      From        Taxable
                                          1 Year   Equivalent*   3 Year   Equivalent*  5 Year   Equivalent*  Inception   Equivalent*
                                          ------   ----------    ------   ----------   ------   ----------   ---------   ----------
Institutional Class                       8.38%     12.23%      7.04%     10.28%        5.64%    8.23%          7.53%      10.99%
Service Class                             8.28%     12.09%      7.01%     10.23%        5.62%    8.21%          7.51%      10.96%
Investor A Class (Load Adjusted)          3.78%      5.52%      5.40%      7.88%        4.66%    6.80%          6.84%       9.99%
Investor A Class (NAV)                    8.10%     11.83%      6.84%      9.99%        5.52%    8.06%          7.45%      10.88%
Investor B Class (Load Adjusted)          2.47%      3.61%      4.99%      7.29%        4.74%    6.92%          7.20%      10.51%
Investor B Class (NAV)                    7.30%     10.66%      6.24%      9.11%        5.16%    7.53%          7.20%      10.51%

* TAXABLE EQUIVALENT TOTAL RETURN IS BASED ON THE ANNUALIZED TOTAL RETURN AND A COMBINED FEDERAL AND STATAE TAX RATE OF 46%. IT REPRESENTS THE RETURN ON A TAXABLE INVESTMENT NECESSARY TO EQUAL THE AFTER-TAX RETURN OF THE BLACKROCK NEW JERSEY TAX-FREE INCOME PORTFOLIO.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: SERVICE SHARES, 7/1/91; INVESTOR A SHARES, 1/26/96; INVESTOR B SHARES, 7/2/96 AND INSTITUTIONAL SHARES, 5/4/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 17 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS


                         OHIO TAX-FREE INCOME PORTFOLIO

Total Net Assets (9/30/98):

     $106.2 million

Performance Benchmark:

     Lehman Local General Obligation Index

Investment Approach:

     Seeks as high a level of current income exempt from Federal, Ohio state and local income tax as is consistent with the preservation of capital by investing in a portfolio of municipal fixed income securities rated BBB or higher by a major rating agency or deemed by the Manager to be of comparable credit quality.

Recent Portfolio Management Activity:

     o Over the last twelve months, municipal bonds underperformed U.S. Treasuries, as generally healthy state and local governments were able to issue new bonds at low interest rates, creating increased supply which outstripped demand. In light of the sector's underperformance during the past twelve months, which has left municipal yields as a percentage of Treasury yields at their cheapest levels since the mid-1980s, the Manager believes that municipal bonds are attractively priced versus their taxable counterparts.

     o In response to credit spread narrowing during the past year, the Manager has improved the Portfolio's credit profile without giving up substantial yield by emphasizing higher rated securities (AA and AAA-rated issues) and selling lower rated securities (A and BBB-rated issues).

     Although the portfolio holdings and sectors listed above were current as of fiscal year-end, the Portfolio is actively managed and the composition will vary.

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE OH TAX-FREE INCOME PORTFOLIO AND THE LEHMAN LOCAL GO INDEX FROM INCEPTION AND AT EACH FISCAL
                                    YEAR END

                                    [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:

               Institutional       Service       Investor A     Investor B       Investor C      Lehman Local
                   Class            Class          Class           Class           Class           GO Index
12/1/92            10,000           10,000         9,600           10,000           10,000          10,000
Dec-92             10,010           10,010         9,560           10,010           10,010          10,124
Mar-93             10,270           10,270         9,808           10,270           10,270          10,473
Jun-93             10,561           10,561         10,086          10,561           10,561          10,797
Sep-93             10,910           10,907         10,420          10,911           10,911          11,132
Dec-93             11,024           11,014         10,529          11,025           11,025          11,309
Mar-94             10,346           10,330         9,881           10,347           10,347          10,738
Jun-94             10,442           10,420         9,973           10,443           10,443          10,879
Sep-94             10,498           10,469         10,026          10,499           10,499          10,943
Dec-94             10,310           10,276         9,843           10,281           10,281          10,790
Mar-95             11,076           11,033         10,568          11,018           11,018          11,448
Jun-95             11,300           11,249         10,774          11,211           11,211          11,739
Sep-95             11,625           11,565         11,075          11,503           11,503          12,104
Dec-95             12,145           12,073         11,560          11,985           11,985          12,517
Mar-96             11,950           11,870         11,361          11,756           11,756          12,433
Jun-96             12,046           11,957         11,440          11,815           11,815          12,509
Sep-96             12,335           12,234         11,700          12,061           12,061          12,803
Dec-96             12,646           12,533         11,981          12,330           12,330          13,141
Mar-97             12,612           12,490         11,936          12,260           12,260          13,140
Jun-97             13,001           12,867         12,355          12,600           12,600          13,621
Sep-97             13,385           13,238         12,706          12,934           12,934          14,028
Dec-97             13,739           13,577         13,026          13,236           13,236          14,380
Mar-98             13,864           13,691         13,130          13,316           13,316          14,568
Jun-98             14,084           13,899         13,323          13,488           13,488          14,794
Sep-98             14,531           14,328         13,730          13,735           13,874          15,262


                      FOR PERIOD ENDING SEPTEMBER 30, 1998

                           Average Annual Total Return

                                                     Taxable              Taxable               Taxable      From         Taxable
                                          1 Year   Equivalent*   3 Year   Equivalent*  5 Year   Equivalent*  Inception   Equivalent*
                                          ------   ----------    ------   ----------   ------   ----------   ---------   ----------
Institutional Class                       8.56%     12.57%       7.73%     11.35%      5.92%      8.69%       6.62%       9.72%
Service Class                             8.23%     12.08%       7.41%     10.88%      5.62%      8.25%       6.36%       9.34%
Investor A Class (Load Adjusted)          3.71%      5.45%       5.79%      8.50%      4.71%      6.91%       5.58%       8.19%
Investor A Class (NAV)                    8.05%     11.82%       7.24%     10.63%      5.57%      8.18%       6.33%       9.29%
Investor B Class (Load Adjusted)          2.42%      3.55%       5.19%      7.62%      4.50%      6.61%       5.59%       8.21%
Investor B Class (NAV)                    7.25%     10.64%       6.44%      9.45%      4.92%      7.22%       5.78%       8.49%
Investor C Class (Load Adjusted)          6.18%      9.07%       6.44%      9.45%      4.92%      7.22%       5.78%       8.49%
Investor C Class (NAV)                    7.25%     10.64%       6.44%      9.45%      4.92%      7.22%       5.78%       8.49%

* TAXABLE EQUIVALENT TOTAL RETURN IS BASED ON THE ANNUALIZED TOTAL RETURN AND A COMBINED FEDERAL AND STATE TAX RATE OF 46.8%. IT REPRESENTS THE RETURN ON A TAXABLE INVESTMENT NECESSARY TO EQUAL THE AFTER-TAX RETURN OF THE BLACKROCK OHIO TAX-FREE INCOME PORTFOLIO.

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL AND INVESTOR ASHARES, 12/1/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/13/94 AND INVESTOR C SHARES, 8/26/98. SEE "NOTE ONPERFORMANCE INFORMATION" ON PAGE 17 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.


              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                       DELAWARE TAX-FREE INCOME PORTFOLIO

Total Net Assets (9/30/98):

     $119.5 million

Performance Benchmark:

     Lehman Local General Obligation Index

Investment Approach:

     Seeks as high a level of current income exempt from Federal, Delaware state and local income tax as is consistent with the preservation of capital by investing in a portfolio of municipal fixed income securities rated BBB or higher by a major rating agency or deemed by the Manager to be of comparable credit quality.

Recent Portfolio Management Activity:

     o Over the last twelve months, municipal bonds underperformed U.S. Treasuries, as generally healthy state and local governments were able to issue new bonds at low interest rates, creating increased supply which outstripped demand. In light of the sector's underperformance during the past twelve months, which has left municipal yields as a percentage of Treasury yields at their cheapest levels since the mid-1980s, the Manager believes that municipal bonds are attractively priced versus their taxable counterparts.

     o In response to credit spread narrowing during the past year, the Manager has improved the Portfolio's credit profile without giving up substantial yield by emphasizing higher rated securities (AA and AAA-rated issues) and selling lower rated securities (A and BBB-rated issues).

     Although the portfolio holdings and sectors listed above were current as of fiscal year-end, the Portfolio is actively managed and the composition will vary.

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE DE TAX-FREE
     INCOME PORTFOLIO AND LEHMAN LOCAL GO INDEX FROM INCEPTION AND AT EACH
                                 FISCAL YEAR ENDAT EACH

                                     [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:

                Institutional      Service        Investor A     Investor B       Investor C     Lehman Local
                    Class           Class           Class           Class           Class          GO Index
12/31/89           10,000           10,000         10,000          10,000           10,000          10,000
Mar-90             10,057.6         10,050         10,045.8        10,027           10,027          10,030
Jun-90             10,248.4         10,233.1       10,224.4        10,186.3         10,186.3        10,272
Sep-90             10,348           10,324.8       10,311.7        10,254           10,254          10,280
Dec-90             10,660           10,628.3       10,610.3        10,531.4         10,531.4        10,645
Mar-91             10,865.5         10,825         10,802.2        10,701.9         10,701.9        10,879
Jun-91             11,019.9         10,970.6       10,942.8        10,821           10,821          11,065
Sep-91             11,326.1         11,267.1       11,233.9        11,088.1         11,088.1        11,519
Dec-91             11,632.6         11,563.4       11,524.4        11,353.8         11,353.8        11,882
Mar-92             11,601.9         11,524.2       11,480.5        11,289.3         11,289.3        11,919
Jun-92             11,950.1         11,861.3       11,811.3        11,593           11,593          12,385
Sep-92             12,185.8         12,086.3       12,030.2        11,785.9         11,785.9        12,726
Dec-92             12,300.3         12,190.7       12,129          11,860.5         11,860.5        12,992
Mar-93             12,599.6         12,478.1       12,409.7        12,112.4         12,112.4        13,441
Jun-93             12,857.5         12,723.9       12,648.9        12,322.9         12,322.9        13,856
Sep-93             13,215.1         13,068.2       12,985.6        12,627.4         12,627.4        14,286
Dec-93             13,319.1         13,161.1       13,072.5        12,688.1         12,688.1        14,513
Mar-94             12,706.7         12,546.5       12,456.5        12,067.2         12,067.2        13,781
Jun-94             12,904.7         12,732.4       12,635.8        12,218.1         12,218.1        13,961
Sep-94             12,987.6         12,804.6       12,702.1        12,259.2         12,259.2        14,043
Dec-94             12,878.5         12,687.5       12,580.6        12,119.1         12,119.1        13,847
Mar-95             13,494           13,284.1       13,166.6        12,660.2         12,660.2        14,692
Jun-95             13,810.8         13,585.9       13,460          12,918.3         12,918.3        15,065
Sep-95             14,167.5         13,926.4       13,791.5        13,211.9         13,211.9        15,534
Dec-95             14,561.8         14,303.3       14,158.9        13,538.5         13,538.5        16,063
Mar-96             14,498.5         14,230.5       14,080.8        13,438.6         13,438.6        15,956
Jun-96             14,557.8         14,277.9       14,121.7        13,452.4         13,452.4        16,053
Sep-96             14,785.7         14,490.7       14,326.1        13,621.7         13,621.7        16,430
Dec-96             15,082.7         14,770.7       14,596.8        13,853.2         13,853.2        16,864
Mar-97             15,064.9         14,742.2       14,562.5        13,794.7         13,794.7        16,864
Jun-97             15,426.9         15,085.2       14,895          14,083.5         14,083.5        17,481
Sep-97             15,785.3         15,424.3       15,223.3        14,367.1         14,367.1        18,003
Dec-97             16,059           15,680         15,469.1        14,719.3         14,571.9        18,455
Mar-98             16,207.5         15,813.1       15,593.9        14,838           14,662          18,698
Jun-98             16,517.3         16,098.8       15,866.4        15,062.6         14,884          18,989
Sep-98             17,085.9         16,641.4       16,394.8        15,535           15,350.7        19,590



                      FOR PERIOD ENDING SEPTEMBER 30, 1998

                           Average Annual Total Return

                                                     Taxable             Taxable               Taxable         From        Taxable
                                          1 Year   Equivalent* 3 Year   Equivalent*  5 Year   Equivalent*   Inception    Equivalent*
                                          ------   ----------  ------   ----------   ------   ----------    ----------   ----------
Institutional Class                       7.82%     11.24%      6.30%      9.06%     5.19%      7.46%         6.15%        8.84%
Service Class                             7.50%     10.78%      5.98%      8.60%     4.87%      7.00%         5.83%        8.38%
Investor A Class (Load Adjusted)          3.01%      4.33%      4.39%      6.31%     3.84%      5.52%         5.29%        7.61%
Investor A Class (NAV)                    7.32%     10.52%      5.81%      8.35%     4.70%      6.76%         5.65%        8.12%
Investor B Class (Load Adjusted)          1.75%      2.52%      3.78%      5.43%     3.50%      5.03%         4.87%        7.00%
Investor B Class (NAV)                    6.54%      9.40%      5.02%      7.22%     3.92%      5.64%         4.87%        7.00%
Investor C Class (Load Adjusted)          5.47%      7.86%      5.02%      7.22%     3.92%      5.64%         4.87%        7.00%
Investor C Class (NAV)                    6.54%      9.40%      5.02%      7.22%     3.92%      5.64%         4.87%        7.00%

* TAXABLE EQUIVALENT TOTAL RETURN IS BASED ON THE ANNUALIZED TOTAL RETURN AND A COMBINED FEDERAL AND STATAE TAX RATE OF 43.8%. IT REPRESENTS THE RETURN ON A TAXABLE INVESTMENT NECESSARY TO EQUAL THE AFTER-TAX RETURN OF THE BLACKROCK DELAWARE TAX-FREE INCOME PORTFOLIO.

IN CONNECTION WITH THE CONVERSION OF VARIOUS COMMON TRUST FUNDS MAINTAINED BY PNC BANK AND PNC BANK, DELAWARE ("PNC-DE"), AN AFFILIATE OF PNC BANK, INTO THE FUND BETWEEN MAY 1 AND MAY 15, 1998 (THE "CTF CONVERSION"), THE DELAWARE TAX-FREE INCOME PORTFOLIO WAS ESTABLISHED TO RECEIVE THE ASSETS OF THE DE TAX-FREE INCOME FUND OF PNC-DE. PERFORMANCE INFORMATION PRESENTED FOR THIS PORTFOLIO INCLUDES PERFORMANCE FOR THE PREDECESSOR COMMON TRUST FUND WHICH TRANSFERRED ITS ASSETS AND LIABILITIES TO THE RELATED PORTFOLIO PURSUANT TO THE CTF CONVERSION. PERFORMANCE INFORMATION PRESENTED IS BASED UPON THE PERFORMANCE OF THE DE TAX-FREE INCOME FUND FOR PERIODS PRIOR TO THE CTF CONVERSION. THE INCEPTION DATE OF THE LEHMAN LOCAL G.O. WAS JANUARY 1, 1990. BASED ON THE PERFORMANCE OF THE DE TAX-FREE INCOME FUND, THE PORTFOLIO'S PREDECESSOR COMMON TRUST FUND, THE ANNUAL TOTAL RETURN OF THE DELAWARE TAX-FREE INCOME PORTFOLIO FOR THE CALENDAR YEARS 1987, 1988 AND 1989 WAS 0.27%, 0.74% AND 0.63%,
RESPECTIVELY.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS


                       KENTUCKY TAX-FREE INCOME PORTFOLIO

Total Net Assets (9/30/98):

     $197.5 million

Performance Benchmark:

     Lehman Local General Obligation Index

Investment Approach:

     Seeks as high a level of current income exempt from Federal, Kentucky state and local income tax as is consistent with the preservation of capital by investing in a portfolio of municipal fixed income securities rated BBB or higher by a major rating agency or deemed by the Manager to be of comparable credit quality.

Recent Portfolio Management Activity:

     o Over the last twelve months, municipal bonds underperformed U.S. Treasuries, as generally healthy state and local governments were able to issue new bonds at low interest rates, creating increased supply which outstripped demand. In light of the sector's underperformance during the past twelve months, which has left municipal yields as a percentage of Treasury yields at their cheapest levels since the mid-1980s, the Manager believes that municipal bonds are attractively priced versus their taxable counterparts.

     o In response to credit spread narrowing during the past year, the Manager has improved the Portfolio's credit profile without giving up substantial yield by emphasizing higher rated securities (AA and AAA-rated issues) and selling lower rated securities (A and BBB-rated issues).

     Although the portfolio holdings and sectors listed above were current as of fiscal year-end, the Portfolio is actively managed and the composition will vary.

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE KY TAX-FREE
     INCOME PORTFOLIO AND LEHMAN LOCAL GO INDEX FROM INCEPTION AND AT EACH
                                FISCAL YEAR END

                                    [GRAPHIC]

     In the printed version of the document, a line graph appears which depicts the following plot points:

                Institutional       Service       Investor A     Investor B       Investor C     Lehman Local
                   Class             Class          Class          Class            Class          GO Index
12/31/89           10,000           10,000         10,000          10,000           10,000          10,000
Mar-90             10,086.1         10,078.6       10,074.3        10,055.5         10,055.5        10,030
Jun-90             10,198           10,182.7       10,174.1        10,136.1         10,136.1        10,272
Sep-90             10,254.5         10,231.5       10,218.5        10,161.3         10,161.3        10,280
Dec-90             10,751.5         10,719.5       10,701.4        10,621.9         10,621.9        10,645
Mar-91             10,940.1         10,899.4       10,876.4        10,775.5         10,775.5        10,879
Jun-91             11,143.1         11,093.3       11,065.2        10,942.1         10,942.1        11,065
Sep-91             11,414.8         11,355.4       11,321.8        11,175           11,175          11,519
Dec-91             11,736.8         11,667         11,627.7        11,455.6         11,455.6        11,882
Mar-92             11,773           11,694.2       11,649.9        11,455.9         11,455.9        11,919
Jun-92             12,093.2         12,003.4       11,952.8        11,732           11,732          12,385
Sep-92             12,368           12,267         12,210.2        11,962.3         11,962.3        12,726
Dec-92             12,614.1         12,501.8       12,438.6        12,163.4         12,163.4        12,992
Mar-93             12,960.7         12,835.7       12,765.5        12,459.9         12,459.9        13,441
Jun-93             13,269.6         13,131.9       13,054.5        12,718.3         12,718.3        13,856
Sep-93             13,684.4         13,532.4       13,446.9        13,076.3         13,076.3        14,286
Dec-93             13,817.7         13,654         13,562          13,163.6         13,163.6        14,513
Mar-94             13,213.4         13,046.9       12,953.4        12,548.9         12,548.9        13,781
Jun-94             13,393.5         13,214.8       13,114.6        12,681.4         12,681.4        13,961
Sep-94             13,503.4         13,313.3       13,206.8        12,746.6         12,746.6        14,043
Dec-94             13,370.1         13,172         13,061          12,582.2         12,582.2        13,847
Mar-95             14,087.2         13,868.2       13,745.6        13,217.4         13,217.4        14,692
Jun-95             14,412.3         14,177.7       14,046.5        13,481.5         13,481.5        15,065
Sep-95             14,802.8         14,551         14,410.2        13,804.9         13,804.9        15,534
Dec-95             15,165           14,895.9       14,745.6        14,099.9         14,099.9        16,063
Mar-96             15,117.3         14,838         14,682          14,012.8         14,012.8        15,956
Jun-96             15,168.2         14,876.8       14,714.1        14,017.1         14,017.1        16,053
Sep-96             15,417.6         15,110.1       14,938.5        14,204.4         14,204.4        16,430
Dec-96             15,720           15,395         15,213.8        14,439.1         14,439.1        16,864
Mar-97             15,746.1         15,409         15,221.2        14,419.1         14,419.1        16,864
Jun-97             16,132           15,774.9       15,576          14,727.8         14,727.8        17,481
Sep-97             16,521.3         16,143.6       15,933.3        15,037.7         15,037.7        18,003
Dec-97             16,807.7         16,411.2       16,190.6        15,406.2         15,252          18,455
Mar-98             16,963.2         16,550.6       16,321.2        15,530.5         15,346.3        18,698
Jun-98             17,366.3         16,924.9       16,682.4        15,833.3         15,645.5        18,989
Sep-98             17,910.7         17,443.4       17,185          16,282.9         16,089.8        19,590

                      FOR PERIOD ENDING SEPTEMBER 30, 1998

                           Average Annual Total Return

                                                 Taxable                Taxable               Taxable       From       Taxable
                                       1 Year   Equivalent*   3 Year   Equivalent*  5 Year   Equivalent*  Inception   Equivalent*
                                       ------   ----------    ------   ----------   ------   ----------   ---------   ----------
Institutional Class                    7.99%     11.64%        6.42%      9.36%     5.45%      7.94%       7.01%        10.22%
Service Class                          7.66%     11.16%        6.10%      8.89%     5.14%      7.49%       6.69%         9.75%
Investor A Class (Load Adjusted)       3.15%      4.59%        4.49%      6.54%     4.11%      5.99%       6.10%         8.89%
Investor A Class (NAV)                 7.48%     10.90%        5.92%      8.63%     4.96%      7.23%       6.51%         9.49%
Investor B Class (Load Adjusted)       1.89%      2.75%        3.89%      5.67%     3.76%      5.48%       5.71%         8.32%
Investor B Class (NAV)                 6.69%      9.75%        5.14%      7.49%     4.18%      6.09%       5.71%         8.32%
Investor C Class (Load Adjusted)       5.62%      8.19%        5.14%      7.49%     4.18%      6.09%       5.71%         8.32%
Investor C Class (NAV)                 6.69%      9.75%        5.14%      7.49%     4.18%      6.09%       5.71%         8.32%

* TAXABLE EQUIVALENT TOTAL RETURN IS BASED ON THE ANNUALIZED TOTAL RETURN AND A COMBINED FEDERAL AND STATE TAX RATE OF 45.7%. IT REPRESENTS THE RETURN ON A TAXABLE INVESTMENT NECESSARY TO EQUAL THE AFTER-TAX RETURN OF THE BLACKROCK KENTUCKY TAX-FREE INCOME PORTFOLIO.

IN CONNECTION WITH THE CONVERSION OF VARIOUS COMMON TRUST FUNDS MAINTAINED BY PNC BANK AND PNC BANK, DELAWARE ("PNC-DE"), AN AFFILIATE OF PNC BANK, INTO THE FUND BETWEEN MAY 1 AND MAY 15, 1998 (THE "CTF CONVERSION"), THE KENTUCKY TAX-FREE INCOME PORTFOLIO WAS ESTABLISHED TO RECEIVE THE ASSETS OF THE KY TAX-FREE INCOME FUND OF PNC BANK. PERFORMANCE INFORMATION PRESENTED FOR THIS PORTFOLIO INCLUDES PERFORMANCE FOR THE PREDECESSOR COMMON TRUST FUND WHICH TRANSFERRED ITS ASSETS AND LIABILITIES TO THE RELATED PORTFOLIO PURSUANT TO THE CTF CONVERSION. PERFORMANCE INFORMATION PRESENTED IS BASED UPON THE PERFORMANCE OF THE KY TAX-FREE INCOME FUND FOR PERIODS PRIOR TO THE CTF CONVERSION. THE INCEPTION DATE OF THE LEHMAN LOCAL G.O. WAS JANUARY 1, 1990. BASED ON THE PERFORMANCE OF THE KY TAX-FREE INCOME FUND, THE PORTFOLIO'S PREDECESSOR COMMON TRUST FUND, THE ANNUAL TOTAL RETURN OF THE KY TAX-FREE INCOME PORTFOLIO FOR THE CALENDAR YEARS 1987, 1988 AND 1989 WAS 0.79%, 2.70% AND 1.66%, RESPECTIVELY.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS


                         NOTE ON PERFORMANCE INFORMATION

     The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.

     Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows:
Intermediate Government Bond, Intermediate Bond, Core Bond, Tax-Free Income, Delaware Tax-Free Income, Kentucky Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income and GNMA Portfolios -- 4.00%; Government Income and Managed Income Portfolios -- 4.50%; Low Duration Bond Portfolio -- 3.00%; and International Bond Portfolio -- 5.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

     The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors, Inc. and the Portfolios' Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                 BLACKROCK FUNDS


                                   BOND REPORT

Important Tax Information for Shareholders of the BlackRock Bond Portfolios (unaudited)


     During the fiscal year ended September 30, 1998, the following Portfolios of the BlackRock Funds declared the following dividends from net realized capital gains:


                                                    Short-term       Long-term
                                                   capital gain,   capital gain,
                                                     per share       per share
                                                   -------------   -------------
Intermediate Bond Portfolio ....................     $0.0496        $0.0002
Core Bond Portfolio ............................      0.0916             --
Government Income Portfolio ....................      0.1118             --
Managed Income Portfolio .......................      0.0467             --
International Bond Portfolio ...................      0.3792         0.0450
Tax-Free Income Portfolio ......................      0.0362         0.0146


Important Tax Information for the Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Delaware Tax-Free Income, and Kentucky Tax-Free Income Portfolios


     During the fiscal year ended September 30, 1998, 100% of the income dividends paid by the Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Delaware Tax-Free Income, and Kentucky Tax-Free Income Portfolios were exempt-interest dividends for purposes of federal income taxes and accordingly, were exempt from such taxes. However, the percentage of these dividends which must be included in federal alternative minimum taxable income for purposes of determining any liability for the alternative minimum tax is as follows: Tax-Free Income Portfolio 14.4%, Pennsylvania Tax-Free Income Portfolio 1.9%, New Jersey Tax-Free Income Portfolio 12.2%, Ohio Tax-Free Income Portfolio 4.5%, Delaware Tax-Free Income Portfolio 2.1%, and Kentucky Tax-Free Income Portfolio 6.8%.

     In January 1999, you will be furnished with a schedule showing the annual percentage breakdown by state or U.S. possession of the source of interest earned by each Portfolio in 1998.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS


                             STATEMENT OF NET ASSETS
                           LOW DURATION BOND PORTFOLIO


                                                   Par
As of September 30, 1998             Maturity     (000)             Value
                                    ----------  ----------   ------------------
U.S. GOVERNMENT & AGENCY
OBLIGATIONS -- 2.2%
   Small Business Administration
     Participation Certificates,
     Series 97, Class A
     6.35%**                          08/15/22    $2,185            $ 2,190,727
   U.S. Treasury Bonds
     8.75%+                           11/15/08     1,690              2,012,635
   U.S. Treasury Notes
     5.62%+                           05/15/08     1,675              1,834,465
                                                                    -----------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $5,900,765)                                                   6,037,827
                                                                    -----------
MORTGAGE PASS-THROUGHS -- 26.8%
   Federal Home Loan Mortgage
     Corporation
     7.50%+                           07/01/07     3,111              3,234,104
     7.25%                         07/06-06/08        89                 92,176
     8.25%                            06/01/09       101                106,289
     8.75%                            01/01/13       155                165,006
     8.00%                            10/01/17       335                351,710
     6.39%**                          06/01/28     3,063              3,112,810
   Federal Home Loan Mortgage
     Corporation 5 Year Balloon
     7.00%+                        05/00-11/00     1,647              1,654,599
   Federal Home Loan Mortgage
     Corporation 7 Year Balloon
     8.00%                            01/01/04       855                870,543
   Federal Home Loan Mortgage
     Corporation 30 Year Balloon
     8.25%                            09/01/09       112                117,283
     7.50%+                           04/01/22       975              1,014,094
   Federal Home Loan Mortgage
     Corporation Multi-Family
     6.22%**++                        10/01/00    10,038             10,018,680
   Federal National Mortgage
     Association
     6.29%+                           10/04/00     2,000              2,058,440
     6.20%+                           02/26/01     8,215              8,379,233
     6.72%++                          02/26/01       903                929,243
     7.00%+                           06/01/04     3,013              3,075,260
     6.50%+                           10/01/05     1,065              1,075,035
     11.50%                           05/01/09       311                340,100
     6.00%+                        01/04-01/14    11,548             11,730,057
   Federal National Mortgage
     Association 7 Year Balloon
     7.00%                            03/01/99        25                 25,019
   Federal National Mortgage
     Association 10 Year Balloon
     6.00%+                        12/03-02/04     5,495              5,586,988
   Federal National Mortgage
     Association 30 Year
     8.50%                         12/10-09/12     4,399              4,591,450
   Government National Mortgage
     Association
     7.25%                            04/15/06       589                611,915
     8.25%+                        08/08-09/08     5,433              5,746,940
     6.00%+                           07/20/27     4,083              4,118,267
   Government National Mortgage
     Association 30 Year
     6.50%                         03/24-04/24     1,362              1,394,548
     6.50%**+                         04/20/27     6,440              6,540,220
   MLCC Mortgage Investors, Inc.,
     Series 96-C, Class A
     6.06%**                          09/15/21     3,163              3,165,857
   MLCC Mortgage Investors, Inc.,
     Series 97-B, Class A
     5.92%**                          03/16/26     4,115              4,108,719


                                                   Par
                                     Maturity     (000)             Value
                                    ----------  ----------   ------------------


MORTGAGE PASS-THROUGHS (Continued)
   Salomon Brothers Mortgage
     Securities VII, Series 96-6B,
     Class A1
     6.10%**                          06/30/26    $2,862            $ 2,858,178
   Salomon Brothers Mortgage
     Securities VII, Series 96-6G,
     Class A1
     6.00%**                          09/30/27     1,174              1,172,231
                                                                    -----------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $87,264,904)                                                 88,244,994
                                                                    -----------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 5.5%
   Bear Sterns Mortgage Securities,
     Inc., Series 96-6, Class A2
     7.00%                            11/25/27     5,304              5,287,611
   Federal Home Loan Mortgage Corp.,
     Series 35, Class PE (IO)
     7.00%                            03/15/28       612                145,839
   Federal Home Loan Mortgage Corp.,
     Series 43, Class IB (IO)
     7.00%                            04/15/28       540                123,312
   Residential Accredit Loans, Inc.,
     Series 97-QS7, Class A1
     7.50%+                           07/25/27     1,221              1,227,745
   Residential Asset Securitization
     Trust, Series 98-A1, Class A1
     7.00%+                           03/25/28     4,280              4,346,610
   Residential Asset Securitization
     Trust, Series 98-A2, Class A1
     6.75%+                           04/25/28     3,734              3,757,635
   Residential Asset Securitization
     Trust, Series 98-A5, Class A1
     6.75%+                           06/25/28     3,044              3,063,285
                                                                    -----------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $17,875,802)                                                 17,952,037
                                                                    -----------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 51.2%
   American Business Financial
     Services, Series 98-A, Class A
     6.10%                            10/15/05     5,477              5,511,718
   Asset Securitization Corp.,
     Series 97-D5, Class A1A
     6.50%                            02/14/41     3,509              3,597,924
   BA Mortgage Securities, Inc.,
     Series 98-4, Class 2A1
     6.50%                            08/25/13     3,800              3,868,958
   Bayview Financial Acquisition
     Trust, Series 98-1, Class AI
     7.01%                            05/25/29     3,574              3,690,376
   Bayview Financial Acquisition
     Trust, Series 98-1, Class AII
     5.94%**                          05/25/29     3,234              3,229,032
   Bosque Asset Corp., Series 97-1,
     Class A1
     7.66%                            06/05/02     1,488              1,505,944
   Chase Credit Card Master Trust,
     Series 97-5, Class A
     6.19%+                           08/15/05     6,075              6,286,479
   Chase Manhattan Auto Owner Trust,
     Series 98-C, Class A3
     5.80%                            01/15/02     3,400              3,443,074


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS


                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (Continued)

                                                   Par
As of September 30, 1998             Maturity     (000)             Value
                                    ----------  ----------   ------------------
COMMERCIAL MORTGAGE BACKED
SECURITIES (Continued)
   Chase Mortgage Finance Corp.,
     Series 98-S2, Class A1
     6.50%                            07/25/28    $6,000            $ 6,094,513
   Fingerhut Master Trust, Series
     98-1, Class A
     6.07%                            02/15/05     1,850              1,893,686
   First Plus Home Loan Trust,
     Series 98-5, Class A4
     6.25%                            04/10/14     3,000              3,038,437
   First Plus Home Loan Trust,
     Series 98-5, Class A6
     6.42%                            10/10/18     1,700              1,714,875
   Franchise Loan Trust, Series 98-I,
     Class A1
     6.24%                            07/15/04     2,374              2,385,059
   Franchise Loan Receivables Trust,
     Series 98-CA, Class A1
     6.20%                            09/15/20     2,425              2,440,156
   GE Capital Mortgage Services,
     Inc., Series 98-12, Class 2A1
     6.60%+                           07/25/28     5,990              6,093,503
   Health Care Receivables
     Securitization Program, Series
     98-1, Class A
     6.22%                            06/01/02     3,300              3,344,201
   IFC Small Business Administration
     Loan-Backed Adjustable Rate
     Certificates, Series 97-1,
     Class A
     6.50%**                          09/15/24     3,038              3,044,039
   Impac Secured Assets Owner Trust,
     Series 98-1, Class A3
     6.52%                            08/25/10     4,000              4,065,497
   J.P. Morgan Commercial Mortgage
     Finance Corp., Series 97,
     Class D
     6.57%**                          07/25/29     2,000              2,000,625
   Merit Securities Corp., Series 10,
     Class 2A1
     5.85%**                          05/28/25     1,051              1,054,008
   Merit Securities Corp., Series
     98-11, Class 1A1
     6.58%                            07/28/22     6,230              6,232,319
   Merit Securities Corp., Series
     98-11, Class 2A2
     5.95%**                          11/28/22     5,000              4,992,187
   Missouri Higher Education Loan
     Authority, Series 97, Class P
     5.16%**                          07/25/08     4,089              4,004,187
   Morgan Stanley Capital I,
     Series 98-CF1, Class A1
     6.33%                            10/15/07     2,663              2,728,849
   Norwest Integrated Structured
     Assets, Inc., Series 98-1,
     Class 2A1
     7.00%                            06/25/28     3,853              3,877,380
   Olympic Automobile Receivables
     Trust, Series 97-A, Class A2
     6.12%                            08/15/00       151                151,499
   PNC Mortgage Securities Corp.,
     Series 97-6, Class A2
     6.60%+                           07/25/27     7,907              7,986,437
   Premier Auto Trust, Series 98-4,
     Class A3
     5.69%                            12/08/01     7,000              7,118,125
   Prime Credit Card Master Trust,
     Series 92-2, Class A2
     7.45%                            11/15/02     4,450              4,567,560
   Prudential Home Mortgage Securities,
     Inc., Series 94-19, Class A2
     7.05%                            05/25/24     6,406              6,490,590


                                                   Par
                                     Maturity     (000)             Value
                                    ----------  ----------   ------------------

COMMERCIAL MORTGAGE BACKED
SECURITIES (Continued)
   Republic Bank Home Loan Owner
     Trust, Series 98-1, Class A1
     6.61%                            04/25/07    $4,393            $ 4,393,851
   Ryder Vehicle Lease Trust, Series
     98-A, Class A
     6.10%                            09/15/08     5,893              5,939,132
   Salomon Brothers Mortgage
     Securities VII, Series 92-5,
     Class A1
     7.94%                            11/25/22       735                736,426
   Sears Credit Account Master Trust,
     Series 95-5, Class A
     6.05%                            01/16/08     3,000              3,099,300
   Sequoia Mortgage Trust, Series
     97-1, Class A1
     6.03%**                          05/04/29     3,118              3,113,263
   SMS Student Loan Trust, Series 97,
     Class A
     5.36%**                          10/27/25     5,400              5,233,781
   Standard Credit Card Master Trust,
     Series 94-4, Class A
     8.25%                            11/07/03     6,250              6,817,310
   Standard Credit Card Master Trust,
     Series 95-3, Class A
     7.85%                            02/07/02     3,125              3,251,042
   Structured Asset Securitization
     Corp., Series 97-N1, Class D
     6.12%**                          09/25/28     3,696              3,686,966
   Structured Asset Securitization
     Corp., Series 98-C2, Class B
     5.97%                            01/25/13     3,708              3,698,942
   Union Planters Mortgage Finance
     Corp., Series 98-1, Class A1
     6.35%                            01/25/28     2,639              2,667,285
   Wilshire Funding Corp., Series 97,
     Class A
     7.25%                            08/25/27     3,214              3,249,941
   Wilshire Funding Corp., Series 98-2,
     Class A3
     7.00%                            12/28/37     7,071              7,079,862
                                                                   ------------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $168,016,031)                                               169,418,338
                                                                   ------------
ASSET BACKED SECURITIES -- 37.9%
   Arcadia Automobile Receivables Trust,
     Series 98-A, Class A3
     5.90%                            11/15/02     2,900              2,922,632
   Arcadia Automobile Receivables Trust,
     Series 98-B, Class A3
     5.95%                            11/15/02     6,650              6,735,682
   Arcadia Automobile Receivables Trust,
     Series 98-C, Class A3
     5.83%                            02/15/08     4,100              4,129,789
   Banc One Auto Grantor Trust,
     Series 96-A, Class A
     6.10%                            10/15/02     1,002              1,007,655
   Banc One Auto Grantor Trust,
     Series 97-A, Class A
     6.27%                            11/20/03       565                572,960
   Banc One Auto Grantor Trust,
     Series 97-B, Class A
     6.29%                            07/20/04     3,120              3,156,757
   Barnett Auto Trust, Series 97-A,
     Class A3
     6.03%++                          11/15/01     7,800              7,884,766

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS


                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (Continued)
                                                   Par
As of September 30, 1998             Maturity     (000)             Value
                                    ----------  ----------   ------------------
Asset Backed Securities (Continued)
   Chevy Chase Auto Receivables Trust,
     Series 96-2, Class A
     5.90%                            07/15/03    $3,348            $ 3,382,630
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                            03/20/04     4,004              4,056,275
   Contimortgage Home Equity Loan Trust,
     Series 97-4, Class A2
     6.27%                            02/15/12     3,173              3,172,792
   Dayton Hudson Credit Card Master Trust,
     Series 97-1, Class A
     6.25%                            08/25/05     2,300              2,387,698
   Federal Housing Authority, General
     Motors Acceptance Corp. Grantor
     Trust, Series 97-A, Class A
     7.13%**                          04/01/20    12,708             12,803,165
   Fifth Third Auto Grantor Trust,
     Series 96-B, Class A
     6.45%                            03/15/02       712                718,263
   First Security Auto Grantor Trust,
     Series 97-A, Class A
     6.30%                            08/15/03     4,660              4,685,309
   General Motors Acceptance Corp.
     Grantor Trust, Series 95-A, Class A
     7.15%                            03/15/00     1,236              1,236,815
   Green Tree Financial Corp., Series 95-7,
     Class B1
     7.35%                            11/15/26     2,000              1,985,000
   Green Tree Financial Corp., Series 95-A,
     Class A
     7.25%                            07/15/05     2,122              2,135,823
   Green Tree Home Improvement Loan
     Trust, Series 98-D, Class HIA4
     6.35%                            06/20/29     3,275              3,314,125
   Green Tree Recreational, Equipment &
     Consumer Trust, Series 97-C, Class A1
     6.49%                            02/15/18     2,944              2,998,811
   Home Equity Loan Asset Backed
     Certificates, Series 93-2, Class A3
     4.65%                            12/20/08       658                656,590
   Honda Auto Receivables Grantor Trust,
     Series 95-A, Class A
     6.20%                            12/15/00       916                916,267
   Honda Auto Receivables Grantor Trust,
     Series 97-A, Class A
     5.85%                            02/15/03     6,763              6,784,206
   Honda Auto Receivables Grantor Trust,
     Series 97-B, Class A
     5.95%                            05/15/03     1,543              1,546,735
   MMCA Automobile Trust, Series 95-1,
     Class A
     5.70%                            11/15/00        35                 35,267
   Nissan Auto Receivables Grantor Trust,
     Series 95-A, Class A
     6.10%                            08/15/01       335                335,927
   Nissan Auto Receivables Grantor Trust,
     Series 97-A, Class A
     6.15%                            02/15/03     2,563              2,571,445
   NPF Health Care Receivables, Inc.,
     Series 97-1, Class A
     6.33%                            07/01/00     2,500              2,511,576
   PBG Equipment Trust, Series 1A,
     Class A
     6.27%                            01/20/12     1,666              1,678,486

                                                   Par
                                     Maturity     (000)             Value
                                    ----------  ----------   ------------------
ASSET BACKED SECURITIES (Continued)
   PMC Capital Small Business
     Administration Loan-Backed Adjustable
     Rate Certificates, Series 97-1, Class A
     6.60%**                          09/15/23    $2,362            $ 2,364,143
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class B
     6.95%**                          09/15/23     1,257              1,257,965
   Sears Credit Account Master Trust,
     Series 95-3, Class A
     7.00%                            10/15/04       600                616,293
   Sears Credit Account Master Trust,
     Series 97-1, Class A
     6.20%                            07/15/07     4,030              4,163,883
   The Money Store Auto Grantor Trust,
     Series 97-4, Class A2
     6.35%                            03/20/04     3,400              3,414,875
   The Money Store Business Loan
     Backed Securities, Series 97-1,
     Class A
     6.24%**                          01/15/25       469                470,361
     6.40%                            04/15/28     3,852              3,869,226
   The Money Store Business Loan
     Backed Securities, Series 97-1,
     Class B
     6.72%**                          01/15/25     2,347              2,353,271
   The Money Store Home Equity
     Trust, Series 98-A, Class AH3
     6.17%                            08/15/12     1,000              1,005,524
   The Money Store Home Equity
     Trust, Series 98-A, Class MH2
     7.23%                            05/15/24     2,000              2,027,315
   The Money Store Residential Trust,
     Series 97-II, Class A1
     6.65%                            11/15/07     2,569              2,575,066
   The Money Store Residential Trust,
     Series 97-II, Class A2
     6.68%                            07/15/10       800                806,907
   World Omni Automobile Lease
     Securitization Trust, Series 96-A,
     Class A1
     6.30%                            06/25/02     2,631              2,638,664
   World Omni Automobile Lease
     Securitization Trust, Series 96-B,
     Class A3
     6.25%                            11/15/02     6,565              6,640,601
   World Omni Automobile Lease
     Securitization Trust, Series 97-A,
     Class A4
     6.90%                            06/25/03     4,090              4,193,089
                                                                    -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $123,789,219)                                               124,720,629
                                                                    -----------
CORPORATE BONDS -- 3.2%
Finance -- 2.0%
   GS Escrow Corp., Series 144A
     6.75%                            08/01/01     3,000              2,981,730
   Lehman Brothers Holdings, Inc.
     6.75%                            09/24/01     1,600              1,573,183
   Salomon, Inc.
     6.70%                            07/05/00     2,100              2,151,150
                                                                    -----------
                                                                      6,706,063
                                                                    -----------
Industrial -- 0.8%
   Time Warner, Inc.
     4.90%                            07/29/99     2,600              2,586,584
                                                                    -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS


                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (Continued)
                                                   Par
As of September 30, 1998             Maturity     (000)             Value
                                    ----------  ----------   ------------------
CORPORATE BONDS (Continued)
Yankee -- 0.4%
   Banco Internacional S.A.
     6.03%                            07/16/01    $1,312            $ 1,327,183
   Nordbanken
     6.28%**                          10/25/01       150                148,969
                                                                    -----------
                                                                      1,476,152
                                                                    -----------
TOTAL CORPORATE BONDS
  (Cost $10,714,148)                                                 10,768,799
                                                                    -----------
TAXABLE MUNICIPAL BONDS -- 1.6%
   New York City G.O., Series 96E
     6.55%                            08/01/00       200                204,750
   New York State Power Authority Bond,
     Series 98B
     6.05%**                          02/15/15     4,500              4,640,625
   Philadelphia Authority for Industrial
     Development Bond, Series 97A
     6.48%                            06/15/04       551                548,364
                                                                    -----------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $5,251,014)                                                   5,393,739
                                                                    -----------
SHORT TERM INVESTMENTS -- 0.3%
   Galileo Money Market Fund
     (Cost $1,243,562)                             1,244              1,243,562
                                                                    -----------
TOTAL INVESTMENTS INSECURITIES --  128.7%
  (Cost $420,055,445*)                                              423,779,925

REVERSE REPURCHASE AGREEMENTS -- (33.5%)
   Aubrey Lanston
     (Agreement dated 09/15/98 to be
     repurchased at $2,463,499.
     Collateralized by $2,050,000 U.S.
     Treasury Bonds 8.75% due 11/15/08.
     The value of the collateral is
     $2,509,110.)
     5.55%                            10/01/98     2,457             (2,463,499)
   Aubrey Lanston
     (Agreement dated 09/15/98 to be
     repurchased at $10,635,106.
     Collateralized by $10,325,000 U.S.
     Treasury Notes 5.50% due 05/31/00.
     The value of the collateral is
     $10,696,009.)
     5.55%                            10/01/98    10,609            (10,635,106)
   Aubrey Lanston
     (Agreement dated 09/29/98 to be
     repurchased at $1,101,096.
     Collateralized by $1,000,000 U.S.
     Treasury Note 5.625% due 05/15/08.
     The value of the collateral is
     $1,116,450.)
     5.125%                           10/06/98     1,100             (1,100,313)
   Goldman Sachs
     (Agreement dated 09/16/98 to be
     repurchased at $1,241,870.
     Collateralized by $1,200,000
     Treasury Notes 5.625% due 04/30/00.
     The value of the collateral is
     $1,249,917.)
     5.56%                            10/01/98     1,239             (1,241,870)
   Goldman Sachs
     (Agreement dated 09/25/98 to be
     repurchased at $4,050,748.80.
     Collateralized by $4,082,545 Government
     National Mortgage Association 2
     6.00% due 07/20/27. The value
     of the collateral is $4,764,625.)
     5.40%                            10/26/98     4,032             (4,036,234)


                                                   Par
                                     Maturity     (000)             Value
                                    ----------  ----------   ------------------
REVERSE REPURCHASE AGREEMENTS (Continued)
   Goldman Sachs
     (Agreement dated 09/24/98 to be
     repurchased at $3,552,282.22.
     Collateralized by $3,650,000 Federal Home
     Loan Mortgage Corp. Multi-Family
     6.23% due 07/01/01.The value of
     the collateral is $3,662,094.)
     5.50%                            10/26/98    $3,535          $  (3,538,780)
   Goldman Sachs
     (Agreement dated 09/11/98 to be
     repurchased at $2,069,684.
     Collateralized by $2,000,000 Federal
     National Mortgage Association
     6.29% due 10/04/00. The value of
     the collateral is $2,068,923.)
     5.48%                            11/05/98     2,052             (2,059,384)
   Goldman Sachs
     (Agreement dated 09/11/98 to be
     repurchased at $7,994,619.
     Collateralized by $8,269,513 PNC
     Mortgage Securities Corp. 6.60%
     due 07/25/27. The value of the
     collateral is $8,397,690.)
     5.75%                            11/05/98     7,925             (7,951,582)
   Goldman Sachs
     (Agreement dated 09/11/98 to be
     repurchased at $3,079,820.
     Collateralized by $3,170,459
     Residential Asset Securitization Trust
     6.75% due 06/25/28. The value of the
     collateral is $3,208,020.)
     5.75%                            11/05/98     3,053             (3,063,240)
   Goldman Sachs
     (Agreement dated 09/11/98 to be
     repurchased at $3,768,820.
     Collateralized by $3,883,670
     Residential Asset Securitization Trust
     6.75% due 04/25/28. The value of the
     collateral is $3,930,416.)
     5.75%                            11/05/98     3,736             (3,748,531)
   Goldman Sachs
     (Agreement dated 09/17/98 to be
     repurchased at $1,244,270.
     Collateralized by $1,282,376
     Residential Accredit Loans 7.50%
     due 07/25/27. The value of the
     collateral is $1,297,605.)
     5.63%                            12/16/98     1,227             (1,229,878)
   Lehman Brothers
     (Agreement dated 09/23/98 to be
     repurchased at $5,666,790.
     Collateralized by $5,990,000 GE
     Capital Mortgage Services 6.60% due
     07/25/28. The value of the collateral
     is $6,126,448.)
     5.70%                            10/23/98     5,640             (5,647,144)
   Merrill Lynch
     (Agreement dated 09/02/98 to be
     repurchased at $709,147.
     Collateralized by $722,835 Federal
     Home Loan Mortgage Corporation
     Gold 7.00% due 05/01/00. The value
     of the collateral is $730,175.)
     5.64%                            10/05/98       706               (708,705)


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS


                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (Continued)

                                                   Par
As of September 30, 1998             Maturity     (000)             Value
                                    ----------  ----------   ------------------
REVERSE REPURCHASE AGREEMENTS (Continued)
   Merrill Lynch
     (Agreement dated 09/01/98 to be
     repurchased at $2,521,580.
     Collateralized by $2,561,845
     Government National Mortgage
     Association 6.50% due 04/20/27.
     The value of the collateral is
     $2,615,750.)
     5.65%                            10/26/98    $2,500          $  (2,511,771)
   Merrill Lynch
     (Agreement dated 09/11/98 to be
     repurchased at $987,496.
     Collateralized by $974,534 Federal
     Home Loan Mortgage Corporation
     Gold 7.50% due 04/01/22. The value
     of the collateral is $1,020,185.)
     5.68%                            11/05/98       979               (982,244)
   Merrill Lynch
     (Agreement dated 09/11/98 to be
     repurchased at $3,442,617.
     Collateralized by $3,506,896 Federal
     National Mortgage Association
     6.00% due 01/01/04. The value of
     the collateral is $3,592,741.)
     5.68%                            11/05/98     3,413             (3,424,309)
   Merrill Lynch
     (Agreement dated 09/11/98 to be
     repurchased at $1,281,021.
     Collateralized by $1,304,220 Federal
     National Mortgage Association
     6.00% due 12/01/03. The value of
     the collateral is $1,335,587.)
     5.68%                            11/05/98     1,270             (1,274,208)
   Merrill Lynch
     (Agreement dated 09/11/98 to be
     repurchased at $1,042,973.
     Collateralized by $1,064,552 Federal
     National Mortgage Association
     6.50% due 10/01/05. The value of
     the collateral is $1,080,801.)
     5.68%                            11/05/98     1,034             (1,037,426)
   Merrill Lynch
     (Agreement dated 09/11/98 to be
     repurchased at $2,527,747.
     Collateralized by $2,488,994 Federal
     Home Loan Mortgage Corporation
     7.50% due 07/01/07. The value of
     the collateral is $2,602,880.)
     5.68%                            11/05/98     2,506             (2,514,303)
   Merrill Lynch
     (Agreement dated 09/14/98 to be
     repurchased at $11,268,325.
     Collateralized by $11,381,923
     Federal National Mortgage Association
     6.00-8.50% due 12/01/03 to
     12/01/10. The value of the
     collateral is $11,761,782.)
     5.65%                            11/16/98    11,158            (11,189,521)
   Merrill Lynch
     (Agreement dated 09/14/98 to be
     repurchased at $4,404,654.
     Collateralized by $4,537,100
     Residential Asset Securitization
     Trust 7.00% due 03/25/28. The
     value of the collateral is $4,633,702.)
     5.72%                            11/16/98     4,361             (4,373,472)

                                                   Par
                                     Maturity     (000)             Value
                                    ----------  ----------   ------------------
REVERSE REPURCHASE AGREEMENTS (Continued)
   Morgan Stanley
     (Agreement dated 09/15/98 to be
     repurchased at $3,933,178.
     Collateralized by $3,800,000 U.S.
     Treasury Notes 5.625% due 04/30/00.
     The value of the collateral is $3,958,071.)
     5.55%                            10/01/98    $3,924          $  (3,933,178)
   Morgan Stanley
     (Agreement dated 09/10/98 to be
     repurchased at $3,928,006.
     Collateralized by $3,967,133 Government
     National Mortgage Association
     6.50% due 04/20/27. The value of
     the collateral is $4,050,608.)
     5.62%                            10/26/98     3,900             (3,912,786)
   Morgan Stanley
     (Agreement dated 09/16/98 to be
     repurchased at $11,982,108.
     Collateralized by $12,256,069 Federal
     National Mortage Association
     6.00-6.20% due 01/01/04 to 02/26/01.
     The value of the collateral is $12,561,733.)
     5.64%                            11/18/98    11,865            (11,892,883)
   Morgan Stanley
     (Agreement dated 09/16/98 to be
     repurchased at $621,081.
     Collateralized by $622,200 Federal
     Home Loan Mortgage Corp.
     7.50% due 07/01/07. The value of
     the collateral is $650,669.)
     5.65%                            11/18/98       615               (616,448)
   Morgan Stanley
     (Agreement dated 09/17/98 to be
     repurchased at $878,602.
     Collateralized by $902,725 Federal
     National Mortgage Association
     6.725% due 02/26/01. The value of
     the collateral is $934,302.)
     5.65%                            11/19/98       870               (872,048)
   Morgan Stanley
     (Agreement dated 09/21/98 to be
     repurchased at $5,465,571.
     Collateralized by $5,433,232 Government
     National Mortgage Association
     8.25% due 08/15/08 to 09/15/08. The
     value of the collateral is $5,784,293.)
     5.59%                            11/20/98     5,415             (5,423,528)
   Salomon Brothers
     (Agreement dated 09/02/98 to be
     repurchased at $4,977,029.
     Collateralized by $6,075,000 Chase
     Credit Card Master Trust 6.194% due
     08/15/05.The value of the collateral
     is $6,303,203.)
     4.50%                            10/05/98     4,957             (4,974,550)
   Salomon Brothers
     (Agreement dated 09/14/98 to be
     repurchased at $3,947,062.
     Collateralized by $4,000,000 Federal
     National Mortgage Association
     6.00% due 01/18/14. The value of
     the collateral is $4,055,000.)
     5.67%                            10/14/98     3,929             (3,939,639)
                                                                    -----------
TOTAL REVERSE REPURCHASE
  AGREEMENTS
  (Cost $110,296,580)                                              (110,296,580)


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS


                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONCLUDED)


As of September 30, 1998                                   Value
                                                        ------------
OTHER ASSETS IN EXCESS
OF LIABILITIES                             4.8%         $ 15,879,642
                                       -------          ------------
NET ASSETS (Applicable to 14,005,764
  BlackRock shares, 16,637,014
  Institutional shares, 1,833,631
  Service shares, 284,206
  Investor A shares, 39,717 Investor B
  shares and 34,084 Investor C
  shares outstanding)                    100.0%         $329,362,987
                                        ======          ============
NET ASSET VALUE AND REDEMPTION
  PRICE PER BLACKROCK,
  INSTITUTIONAL, SERVICE AND
  INVESTOR A SHARE
  ($328,622,695 (DIVIDE) 32,760,615)                          $10.03
                                                              ======
OFFERING PRICE PER BLACKROCK,
  INSTITUTIONAL AND SERVICE SHARE                             $10.03
                                                              ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.03 (DIVIDE) .970)                                      $10.34
                                                              ======
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (subject to a contingent deferred
  sales charge of 4.5%)
  PER INVESTOR B SHARE
  ($398,393 (DIVIDE) 39,717)                                  $10.03
                                                              ======
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE
  (subject to a contingent deferred
  sales charge of 1.0%)
  PER INVESTOR C SHARE
  ($341,899 (DIVIDE) 34,084)                                  $10.03
                                                              ======

----------------------------
 * Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

          Gross unrealized appreciation                   $3,954,065
          Gross unrealized depreciation                     (229,585)
                                                          ----------
                                                          $3,724,480
                                                          ==========

**        Rates shown are the rates as of September 30, 1998.

+ Partial principal in the amount of $110,295,000 has been pledged as collateral for reverse repurchase agreements.

++ Principal amount of securities pledged as collateral of $2,600,000 on 280 long Eurodollar futures contracts expiring September 2000, 265 short U.S.Treasury Note futures contracts expiring December 1998 and 98 long U.S. Treasury Note futures contracts expiring December 1998. The value of such contracts on September 30, 1998 was $118,662,187, thereby resulting in an unrealized loss of $192,266.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                                   Par
AS OF SEPTEMBER 30, 1998             Maturity     (000)             Value
                                    ----------  ----------   ------------------
U.S. GOVERNMENT & AGENCY
OBLIGATIONS  -- 33.0%
   Federal Home Loan Bank Bonds
     5.00%                           09/20/00     $3,000            $ 3,016,693
   Small Business Administration
     Participation Certificates,
     Series 96-20H, Class 1
     7.25%                           08/01/16      5,236              5,667,359
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                           10/01/16      4,428              4,774,456
   Small Business Investment Cos.
     Pass-Through, Series 96-P10A,
     Class 1
     6.67%                           02/10/06      7,663              8,012,074
   U.S. Treasury Bonds
     12.75%                          11/15/10      8,425             12,547,429
     14.00%                          11/15/11      5,800              9,438,279
   U.S. Treasury Bonds (CPI)
     3.62%                           04/15/28      4,000              4,025,870
   U.S. Treasury Notes
     5.62%                           04/30/00     40,940             41,671,385
     5.50%                           05/31/00     29,575             30,089,570
     6.50%                           08/31/01     11,570             12,233,732
     6.37%                           09/30/01      6,825              7,201,629
     5.50%                           05/31/03      1,325              1,389,752
     5.62%                           05/15/08      6,400              7,009,300
   U.S. Treasury Notes (CPI)
     3.37%                           01/15/07     11,130             11,288,602
                                                                    -----------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $155,095,262)                                               158,366,130
                                                                    -----------
MORTGAGE PASS-THROUGHS -- 32.5%
   Federal Home Loan Mortgage
     Corporation
     6.00%                           06/30/99        900                908,437
     9.00%                           06/01/01          1                    970
     7.00%                           05/01/02        188                191,718
     8.00%                        11/08-06/17      2,213              2,322,899
     6.50%                        07/18-09/28      1,970              2,006,176
   Federal National Mortgage Association
     6.20%                           02/26/01      1,507              1,537,474
     6.72%                           02/26/01      9,099              9,366,767
     8.50%                           06/01/03         77                 80,279
     6.12%                           11/25/03      5,318              5,359,422
     6.50%                        08/03-07/08     37,866             39,046,322
     6.09%                           10/01/08      7,370              7,602,616
     8.50%                           12/01/10      7,279              7,597,799
     7.26%                           01/25/11      6,205              6,447,245
     5.50%                           10/15/13      7,000              6,965,000
     7.58%                           11/01/18      4,964              5,353,446
     6.00%                        11/03-04/24     15,989             16,181,921
   Federal National Mortgage Association
     Multi-Family
     6.50%                           10/25/03      2,012              2,029,227
   Federal National Mortgage Association
     Multi-Family 10 Year Balloon
     7.71%                           12/01/18      3,141              3,423,570

                                                   Par
                                     Maturity     (000)             Value
                                    ----------  ----------   ------------------
MORTGAGE PASS-THROUGHS (Continued)
   Government National Mortgage Association
     7.25%                           04/15/06    $ 9,136            $ 9,487,237
     8.25%                        11/08-02/09      4,988              5,251,468
     6.50%                        10/23-12/23      6,157              6,298,611
     9.75%                           06/15/24     11,141             11,448,263
     6.00%                           07/20/27      6,254              6,308,835
     7.00%                        12/27-07/28        883                911,283
                                                                    -----------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $153,085,651)                                               156,126,985
                                                                    -----------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 3.2%
   Federal Home Loan Mortgage
     Corporation, Series 35,
     Class PE (IO)
     7.00%                            3/15/28        877                208,988
   Federal Home Loan Mortgage
     Corporation, Series 43,
     Class IB (IO)
     7.00%                           04/15/28        774                176,747
   Federal National Mortgage
     Association Grantor Trust,
     Series 96-T6, Class A
     6.32%                           10/25/00      7,458              7,609,123
   Residential Asset Securitization
     Trust, Series 98-A1, Class A1
     7.00%                           03/25/28      7,134              7,244,350
                                                                    -----------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $15,028,495)                                                 15,239,208
                                                                    -----------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 10.6%
   CS First Boston Mortgage
     Securities Corp., Series
     95-WF1, Class A1
     6.45%                           12/21/27         19                 18,957
   GE Capital Mortgage Services,
     Inc., Series 98-10, Class 1A1
     6.65%                           05/25/28      4,725              4,828,741
   GE Capital Mortgage Services,
     Inc., Series 98-12, Class 2A1
     6.60%                           07/25/28      8,790              8,941,885
   GMAC Commercial Mortgage
     Securities, Inc., Series 97-C1,
     Class X (IO)
     1.65%                           07/15/27     12,158              1,139,829
   GMAC Commercial Mortgage
     Securities, Inc., Series 98-C2,
     Class A2
     6.42%                           05/15/31      2,400              2,494,580
   Merit Securities Corp., Series
     98-10, Class 2A1
     5.85%**                         05/28/25      1,811              1,815,826
   Merit Securities Corp., Series
     98-11, Class 1A1
     6.58%                           05/15/15      8,586              8,588,439
   Merrill Lynch Mortgage Investors,
     Inc., Series 95-C3, Class A1
     6.76%**                         12/26/25      2,023              2,082,771
   MLCC Mortgage Investors, Inc.,
     Series 96-C, Class A
     6.06%**                         09/15/21      1,392              1,392,977
   Morgan Stanley Capital Corp.,
     Series 97-HF1, Class A1
     6.86%                           07/15/29      4,263              4,470,236


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (Continued)


                                                   Par
AS OF SEPTEMBER 30, 1998             Maturity     (000)             Value
                                    ----------  ----------   ------------------
COMMERCIAL MORTGAGE BACKED
SECURITIES (Continued)
   Residential Funding Mortgage
     Securities, Series 96-HS2,
     Class A4
     7.55%                           09/25/12     $3,838            $ 3,866,801
   Structured Asset Securitization
     Corp., Series 98-C2, Class A
     5.77%**                         10/25/98        638                636,830
   The Money Store Residential
     Trust, Series 98-I, Class A4
     6.51%                           08/15/15      9,000              9,109,482
   Union Planters Mortgage Finance
     Corp., Series 98-1, Class A1
     6.35%                           01/25/28      1,286              1,300,021
                                                                    -----------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $50,075,873)                                                 50,687,375
                                                                    -----------
PROJECT LOANS -- 4.8%
   Federal Housing Authority,
     General Motors Acceptance Corp.,
     Series 93-1
     5.94%                           04/14/12      2,225              2,243,187
   Federal Housing Authority,
     General Motors Acceptance Corp.
     Grantor Trust, Series 97-A,
     Class A
     7.01%                           12/01/20        971                978,508
   Federal Housing Authority, Merrill
     Lynch, Series 29, Class 1A1
     7.43%                           06/01/22      8,187              8,458,519
   Federal Housing Authority, Merrill
     Lynch, Series 97-23
     7.43%                           12/01/21      5,516              5,707,318
   Federal Housing Authority, USGI,
     Series 2056
     7.46%                           01/01/23      5,415              5,621,164
                                                                    -----------
TOTAL PROJECT LOANS
  (Cost $22,686,362)                                                 23,008,696
                                                                    -----------
ASSET BACKED SECURITIES -- 24.8%
   ACLC Franchise Loan Receivables
     Trust, Series 98-1, Class A1
     6.43%                           07/15/13      9,356              9,572,176
   Atherton Franchisee Loan Funding,
     Series 98-A, Class A2
     6.72%                           08/15/19      5,150              5,281,969
   Chevy Chase Auto Receivables Trust,
     Series 96-1, Class A
     6.60% ++                        12/15/02        833                842,145
   Chevy Chase Auto Receivables Trust,
     Series 96-2, Class A
     5.90%                           07/15/03      1,757              1,775,600
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                           03/20/04      3,475              3,520,412
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A
     6.14%                           08/15/06      7,800              5,720,499
   Contimortgage Home Equity Loan Trust,
     Series 95-1, Class A4
     8.60%                           04/15/10      5,000              5,046,233
   Dayton Hudson Credit Card Master Trust,
     Series 98-1, Class A
     5.90%                           05/25/06      2,200              2,266,859
   DVI Receivables Corp., Series 98-IV,
     Class A2
     6.03%                           09/10/06      3,000              3,000,938


                                                   Par
                                     Maturity     (000)             Value
                                    ----------  ----------   ------------------

ASSET BACKED SECURITIES (Continued)
   Fingerhut Master Trust, Series
     98-1, Class A
     6.07%                           02/15/05     $  775             $  793,301
   Fingerhut Master Trust, Series
     98-2, Class A
     6.23%                           02/15/07      1,850              1,929,770
   EQCC Home Equity Loan Trust,
     Series 95-3, Class A2
     6.45%                           11/15/08        420                420,655
   First Security Auto Grantor
     Trust, Series 97-B, Class A
     6.10%                           04/15/03      3,422              3,450,054
   FMAC Loan Receivables Trust,
     Series 97-C, Class A
     6.75%                           12/15/19      4,318              4,503,695
   Green Tree Financial Corp.,
     Series 97-4, Class A
     7.36%                           02/15/29      3,600              3,908,250
   Green Tree Financial Corp.,
     Series 97-5, Class A7
     7.13%                           05/15/29      3,501              3,766,690
   Green Tree Home Improvement
     Loan Trust, Series 97-C,
     Class HEA2
     6.38%                           08/15/28      2,954              2,967,569
   Health Care Receivables
     Securitization Program, Series
     98-1, Class A
     6.22%                           06/01/02      4,500              4,560,274
   Honda Auto Receivables Grantor
     Trust, Series 97-B, Class A
     5.95%                           05/15/03      1,728              1,732,343
   MMCA Automobile Trust, Series
     95-1, Class A
     5.70%                           11/15/00        352                352,669
   National Premier Financial,
     Series 97-1, Class A
     6.81%                           07/01/01      2,300              2,323,000
   New Century Home Equity Loan
     Trust, Series 98-NC3, Class A1
     6.00%                           08/25/28      5,375              5,344,945
   Onyx Acceptance Grantor Trust,
     Series 96-1, Class A
     5.40%                           05/15/01        940                940,645
   Sears Credit Account Master
     Trust, Series 97-1, Class A
     6.20%                           07/15/07      6,560              6,777,933
   Sears Credit Account Master
     Trust, Series 98-1, Class A
     5.80%                           08/01/01     10,700             10,793,625
   Standard Credit Card Master
     Trust, Series 94-4, Class A
     8.25%                           11/07/03      9,000              9,816,926
   The Money Store Home Equity
     Trust, Series 94-A, Class A2
     5.25%                           02/15/16        710                707,947
   The Money Store Home Equity
     Trust, Series 95-A, Class A8
     8.12%                           06/15/15      4,308              4,447,846
  The Money Store Home Equity
     Trust, Series 96-B, Class A13
     6.90%                           04/15/10      4,350              4,358,234
   Travelers Bank Credit Card Master
     Trust, Series 98-1, Class A
     6.00%                           01/18/05      4,900              5,086,813


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (Concluded)

                                                   Par
As of September 30, 1998             Maturity     (000)             Value
                                    ----------  ----------   ------------------

ASSET BACKED SECURITIES (Continued)
   Union Acceptance Corp., Series 96-A,
     Class A
     5.40%                           04/07/03     $3,224            $ 3,211,439
                                                                    -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $116,718,650)                                               119,221,454
                                                                    -----------
TAXABLE MUNICIPAL BONDS -- 1.4%
   New Jersey Economic Development
     Authority Pension Obligation Bond,
     Series 97, Class B
     6.62%                            2/15/02      1,527              1,287,536
   Stanislaus County, California
     Taxable Pension Obligation,
     Series 95
     7.15%                           08/15/13      4,830              5,337,150
                                                                    -----------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $6,056,053)                                                   6,624,686
                                                                    -----------
SHORT TERM INVESTMENTS -- 0.0%
   Galileo Money Market Fund
     (Cost $25,209)                                   25                 25,209
                                                                    -----------
TOTAL INVESTMENTS INSECURITIES
   (Cost $518,771,555*)                           110.3%            529,299,743

LIABILITIES IN EXCESS OF
   OTHER ASSETS (Including
   $34,593,495 of investment
   purchases payable)                              (10.3%)          (49,281,444)
                                                 -------            -----------
NET ASSETS (Applicable to 42,156,896
   Institutional shares, 2,834,638
   Service shares, 760,875 Investor A
   shares, 34,451 Investor B shares and
   28,507 Investor C shares outstanding)           100.0%          $480,018,299
                                                 =======           ============


                                                          Value
                                                     --------------
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($479,358,674 (DIVIDE) 45,752,409)                      $10.48
                                                          ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                       $10.48
                                                          ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.48 (DIVIDE) .960)                                  $10.92
                                                          ======
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (subject to a contingent deferred
  sales charge of 4.5%)
  PER INVESTOR B SHARE
  ($360,945 (DIVIDE) 34,451)                              $10.48
                                                          ======
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (subject to a contingent deferred
  sales charge of 1.0%)
  PER INVESTOR C SHARE
  ($298,680 (DIVIDE) 28,507)                              $10.48
                                                          ======

----------------------------
* Cost for Federal income tax purposes is $518,997,979. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                   $10,852,778
     Gross unrealized depreciation                      (551,014)
                                                     -----------
                                                     $10,301,764
                                                     ===========

**   Rates shown are the rates as of September 30, 1998.

++ Principal amount of securities pledged as collateral of $2,570,124 on 327 long U.S.Treasury Bonds future contracts expiring December 1998. The value of such contracts on September 30, 1998 was $38,732,469, thereby resulting in an unrealized gain of $1,221,172.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS


                             STATEMENT OF NET ASSETS
                           INTERMEDIATE BOND PORTFOLIO


                                                   Par
As of September 30, 1998             Maturity     (000)             Value
                                    ----------  ----------   ------------------

U.S. GOVERNMENT & AGENCY
OBLIGATIONS -- 6.4%
   Small Business Administration
     Participation Certificates,
     Series 92-20H, Class 1
     7.40%                           08/01/12    $ 3,713            $ 3,968,629
   Small Business Administration
     Participation Certificates,
     Series 96-20H, Class 1
     7.25%                           08/01/16      5,970              6,462,778
   Small Business Investment Cos.
     Pass-Through, Series 96-P10A,
     Class 1
     6.67%                           02/10/06      5,140              5,374,559
   Small Business Investment Cos.
     Pass-Through, Series 97-P10D,
     Class 1
     6.51%                           11/01/07      1,000              1,040,607
   U.S. Treasury Bonds
     14.00%                          11/15/11         25                 40,682
     6.25%                           08/15/23        335                383,751
     6.12%                           11/15/27        240                276,687
   U.S. Treasury Bonds (CPI)
     3.62%                           04/15/28      5,000              5,032,338
   U.S. Treasury Notes
     5.75%                           04/30/03        585                619,163
   U.S. Treasury Notes (CPI)
     3.37% +                         01/15/07     13,115             13,302,157
                                                                    -----------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $35,384,657)                                                 36,501,351
                                                                    -----------
MORTGAGE PASS-THROUGHS -- 16.2%
   Federal Home Loan Mortgage
     Corporation
     9.50%                           01/01/05        260                270,283
     8.50%                           07/01/06         35                 36,343
     7.25%                           12/01/06        567                583,164
     5.50%                           10/19/13      6,000              5,970,000
     9.00%                        12/01-12/16        118                122,556
     8.00% +                      07/08-09/18      6,606              6,956,432
     6.50% +                      12/23-09/28      1,829              1,863,128
   Federal Home Loan Mortgage
     Corporation Multi-Family
     6.22%**                         07/01/01      8,000              7,985,000
   Federal National Mortgage Association
     6.20% +                         02/26/01      6,105              6,226,769
     9.50%                           03/01/05         12                 13,035
     8.00% ++                        03/01/08      3,136              3,286,892
     7.50%                           05/01/09      2,504              2,627,584
     6.00% +                      01/04-01/14      8,371              8,481,306
     6.50% ++                        02/01/25      4,054              4,129,182
   Federal National Mortgage
     Association 10 Year Balloon
     6.00%                           02/01/04      3,806              3,859,752
   Federal National Mortgage Association
     30 Year
     7.26%                           01/25/11      3,250              3,376,953
     8.50% ++                     12/10-09/12      8,522              8,894,194

                                                   Par
                                     Maturity     (000)             Value
                                    ----------  ----------   ------------------
MORTGAGE PASS-THROUGHS (Continued)

   Government National Mortgage
     Association
     7.25% +                         04/15/06   $  1,616            $ 1,678,178
     8.25% +                      08/08-11/08      7,820              8,233,319
     9.50%                        05/16-02/17        393                424,934
     6.50% +                      10/23-12/23      5,211              5,327,074
     6.00% +                         07/20/27      7,210              7,272,685
     8.50%                        02/17-03/47      2,243              2,368,479
   MLCC Mortgage Investors, Inc.,
     Series 95-C1, Class C
     7.64%**                         05/25/15      2,022              2,105,408
   MLCC Mortgage Investors, Inc.,
     Series 96-C, Class A
     6.06%**                         09/15/21        759                759,806
   Salomon Brothers Mortgage Securities
     VII, Series 96-6B, Class A1
     6.10%**                         06/30/26        555                554,658
   Salomon Brothers Mortgage Securities
     VII, Series 96-6G, Class A1
     6.00%**                         09/30/27        267                266,765
                                                                    -----------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $89,857,612)                                                 93,673,879
                                                                    -----------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 6.6%
   Federal Home Loan Mortgage
     Corporation, Series 2035,
     Class PE (IO)
     10.00%                          03/15/28      1,037                247,115
   Federal Home Loan Mortgage Corp.,
     Series 2043, Class IB (IO)
     10.00%                          04/15/28        915                208,946
   Federal Home Loan Mortgage Corp.,
     Series 96T-2, Class A
     7.00%                           01/25/21      3,157              3,251,047
   Federal National Mortgage Association
     Grantor Trust, Series 96-T6, Class A
     6.32%                           10/25/00      4,407              4,496,582
   Federal National Mortgage Association
     Strip Notes, Series 279, Class 1 (PO)
     4.75%                           07/01/26        705                641,103
   Federal National Mortgage Association,
     Series 89-16, Class B (PO)
     5.65%                           03/25/19      1,235              1,074,823
   GMAC Commercial Mortgage Securities,
     Inc., Series 97-C1, Class X (IO)
     8.26%**                         07/15/27     28,408              2,663,281
   Residential Accredit Loans, Inc.,
     Series 97-QS12, Class A7
     7.25%                           11/25/27      4,570              4,745,091
   Residential Accredit Loans, Inc.,
     Series 97-QS10, Class A1
     7.25%                           10/25/27      5,224              5,277,864
   Residential Asset Securitization Trust,
     Series 98-A1, Class A1
     7.00% +                         03/25/28      7,134              7,244,350
   Residential Asset Securitization Trust,
     Series 98-A2, Class A1
     6.75%                           04/25/28      2,489              2,505,090
   Residential Asset Securitization Trust,
     Series 98-A5, Class A1
     6.75% +                         02/25/28      5,219              5,251,346
                                                                  -------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $37,017,185)                                                 37,606,638
                                                                  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS


                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                   Par
AS OF SEPTEMBER 30, 1998             Maturity     (000)             Value
                                    ----------  ----------   ------------------
COMMERCIAL MORTGAGE BACKED
SECURITIES -- 32.4%
   ACLC Business Loan Receivables Trust,
     Series 98-1, Class A1
     6.43%                           07/15/13    $ 3,348            $ 3,425,831
   Amresco Securitized Net Interest Margin,
     Series 96-1, Class A
     8.10%                           04/26/26      2,254              2,211,598
   Arcadia Automobile Receivables Trust,
     Series 98-A, Class A3
     5.90%                           11/15/02      4,800              4,837,459
   Asset Securitization Corp., Series 97-D5,
     Class A1A
     6.50%                           04/14/07      7,244              7,428,414
   Atherton Franchisee Loan Funding,
     Series 98-A, Class A2
     6.72%                           08/15/19      6,000              6,153,750
   BA Mortgage Securities, Inc.,
     Series 98-3, Class 2A1
     6.50%                           06/01/13      6,300              6,424,031
   Bayview Financial Acquisition Trust,
     Series 98-1, Class AI
     7.01%                           10/01/01      4,209              4,346,127
   Bosque Asset Corp., Series 97-1,
     Class A1
     7.66%                           06/05/02      1,488              1,505,944
   Chase Credit Card Master Trust,
     Series 97-5, Class A
     6.19%                           08/15/05     12,155             12,578,132
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A (IO)
     6.28%                           08/15/06     10,250              7,517,323
   DLJ Commercial Mortgage Corp.,
     Series 98-CG1, Class A1A
     6.11%                           12/10/07      9,184              9,435,049
   DVI Receivables Corp., Series 98-I,
     Class A2
     6.03%                           09/10/06      6,000              6,001,875
   Fingerhut Master Trust, Series 98-1,
     Class A
     6.07%                           02/15/05      3,175              3,249,975
   Fingerhut Master Trust, Series 98-2,
     Class A
     6.23%**                         02/15/07        950                990,963
   Franchise Loan Trust, Series 98-I,
     Class A1
     6.24%                           07/15/04      3,833              3,850,876
   Franchisee Loan Receivables Trust,
     Series 98-CA, Class A1
     6.20%                           11/15/04      4,050              4,075,313
   GE Capital Mortgage Services, Inc.,
     Series 98-10, Class 1A1
     6.65%                           05/25/28      5,739              5,865,004
   General Motors Acceptance Corp.,
     Series 97
     7.43%                           02/21/21      1,306              1,319,403
   GMAC Commercial Mortgage Securities,
     Inc., Series 98-C2, Class A1
     6.15%                           11/15/07      1,155              1,187,212
   GMAC Commercial Mortgage Securities,
     Inc., Series 98-C2, Class A2
     6.42%                           08/15/31      2,700              2,806,402
   Health Care Receivables Securitization
     Program, Series 98-1, Class A
     6.22%                           06/01/02      4,400              4,458,935

                                                   Par
                                     Maturity     (000)             Value
                                    ----------  ----------   ------------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES (Continued)
   J.P. Morgan Commercial Mortgage
     Finance Corp., Series 97, Class D
     6.62%                           07/25/29    $ 4,000            $ 4,001,250
   Master Financial Asset Securitization
     Trust, Series 98-2, Class A3
     6.60%                           11/20/18      6,000              6,097,500
   Merit Securities Corp., Series 98-10,
     Class 2A1
     5.98%**                         05/28/25      2,170              2,176,016
   Merit Securities Corp., Series 98-11,
     Class 1A1
     6.58%                           07/28/22     11,397             11,400,583
   Merit Securities Corp., Series 98-11,
     Class 2A2
     5.95%                           11/28/22      5,900              5,890,781
   Morgan Stanley Capital Corp.,
     Series 97-HF1, Class A1
     6.86%                           07/15/29      4,819              5,053,310
   Morgan Stanley Capital Corp.,
     Series 98 CF-1, Class A1
     6.33%                           08/01/08      4,580              4,692,600
   Norwest Integrated Structured Assets,
     Inc., Series 98-1, Class 2A1
     7.00%                           05/25/28      5,505              5,539,115
   NYC Mortgage Loan Trust, Series 96,
     Class A1
     6.75%                           06/25/06      4,363              4,505,209
   PNC Mortgage Securities Corp.,
     Series 97-6, Class A2
     6.60%                           07/25/27      4,691              4,737,717
   Republic Bank Home Loan Owner Trust,
     Series 98-1, Class A1
     6.61%                           04/25/07      4,393              4,393,851
   Resolution Trust Corp., Series 93-C3,
     Class D
     7.10%                           12/25/24      3,382              3,408,443
   Sears Credit Account Master Trust,
     Series 95-5, Class A
     6.05%                           11/30/05      5,000              5,165,500
   Structured Asset Securitization Corp.,
     Series 97-N1, Class D
     6.12%**                         09/25/28      5,544              5,530,449
   Structured Asset Securitization Corp.,
     Series 98-C2A, Class B
     5.96%**                         01/25/13      3,993              3,983,476
   Union Planters Mortgage Finance Corp.,
     Series 98-1, Class A1
     6.35%                           01/25/28      5,035              5,088,015
                                                                    -----------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $187,899,643)                                               181,333,431
                                                                    -----------
Project Loans -- 4.1%
   Federal Housing Authority, Merrill
     Lynch, Series 97-23
     7.43%                           12/01/21     17,454             18,058,928
   Federal Housing Authority, USGI,
     Series 2056
     7.46%                           01/01/23      4,876              5,061,611
                                                                      ---------
Total Project Loans
  (Cost $22,715,857)                                                 23,120,539
                                                                   ------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS


                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)


                                                   Par
AS OF SEPTEMBER 30, 1998             Maturity     (000)             Value
                                    ----------  ----------   ------------------
ASSET BACKED SECURITIES -- 23.7%
   Associates Manufactured Housing
     Pass-Through, Series 96-1, Class B1
     8.00%                           03/15/27     $4,200            $ 4,373,250
   Barnett Auto Trust, Series 97-A,
     Class A3
     6.03%                           11/15/01      2,000              2,021,735
   CBA Mortgage Corp., Series 93-C1,
     Class B
     7.76%                           12/25/03      1,000                999,063
   Chevy Chase Auto Receivables Trust,
     Series 96-2, Class A
     5.90%                           07/15/03      2,313              2,337,498
   Chevy Chase Auto Receivables Trust,
     Series 97-1, Class A
     6.50%                           10/15/03      7,173              7,329,167
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                           03/20/04      2,250              2,279,111
   Contimortgage Home Equity Loan
     Trust,     Series 97-4, Class A2
     6.27%                           02/15/12      2,214              2,213,576
   Dayton Hudson Credit Card Master
     Trust, Series 97-1, Class A
     6.25%                           08/25/05      4,000              4,152,519
   EQCC Home Equity Loan Trust,
     Series 95-3, Class A2
     6.45%                           11/15/08        260                259,816
   First Security Auto Grantor Trust,
     Series 97-B, Class A
     6.10%                           04/15/03      2,445              2,464,324
   FMAC Loan Receivables Trust,
     Series 97-C, Class A
     6.75%                           12/15/19      7,340              7,656,282
   Green Tree Financial Corp.,
     Series 94-B, Class A
     7.85%                           07/15/04      3,246              3,276,858
   Green Tree Financial Corp.,
     Series 96-7, Class A6
     7.65%                           10/15/27      3,300              3,518,091
   Green Tree Financial Corp.,
     Series 96-9, Class B1
     7.65%                           01/15/28      4,000              4,003,402
   Green Tree Financial Corp.,
     Series 97-1, Class A6
     7.29%                           03/15/28      5,600              6,038,320
   Green Tree Financial Corp.,
     Series 97-8, Class B1
     7.14%                           05/15/22      2,000              1,950,000
   Green Tree Financial Corp.,
     Series 98-1, Class D
     6.35%                           06/15/29      5,800              5,888,377
   Green Tree Recreational, Equipment &
     Consumer Trust, Series 97-C,
     Class A1
     6.49%                           05/15/13      8,833              8,996,433
   Honda Auto Receivables Grantor Trust,
     Series 97-B, Class A
     5.95%                           05/15/03      1,543              1,546,742
   Mellon Bank Home Equity Loan Trust,
     Series 96-1, Class B2
     6.01%**                         04/15/26      2,468              2,467,859

                                                   Par
                                     Maturity     (000)             Value
                                    ----------  ----------   ------------------
ASSET BACKED SECURITIES (Continued)
   MMCA Automobile Trust, Series 95-1,
     Class A
     5.70%                           11/15/00     $  232             $  232,739
   National Premier Financial,
     Series 97-1, Class A
     6.81%**                         07/01/01      3,000              3,030,000
   Nissan Auto Receivables Grantor Trust,
     Series 95-A, Class A
     6.10%                           08/15/01      1,006              1,007,781
   Nissan Auto Receivables Grantor
     Trust, Series 97-A, Class A
     6.15%                           02/15/03      2,742              2,750,848
   PBG Equipment Trust, Series 1A,
     Class A
     6.27%                           01/20/12      8,827              8,891,437
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class A
     6.60%**                         09/15/23      6,461              6,465,737
   Puget Power Conservation Grantor
     Trust, Series 97-1, Class A
     6.23%                           07/11/02      3,949              3,988,899
   Sears Credit Account Master Trust,
     Series 97-1, Class A
     6.20%                           07/15/07      6,055              6,256,156
   Standard Credit Card Master Trust,
     Series 94-4, Class A
     8.25%                           11/07/03      3,900              4,254,001
   The Money Store Home Equity Trust,
     Series 94-A, Class A2
     5.25%                           02/15/16      1,708              1,702,547
   The Money Store Home Equity Trust,
     Series 95-A, Class A8
     8.12%**                         06/15/15      3,615              3,732,614
   The Money Store Home Equity Trust,
     Series 95-B, Class A13
     7.40%                           01/15/16      5,574              5,751,813
   Travelers Bank Credit Card Master
     Trust, Series 98-1, Class A
     6.00%                           01/18/05      5,800              6,021,125
   Union Acceptance Corp., Series 96-A,
     Class A
     5.40%                           04/07/03      3,214              3,201,381
   World Omni Automobile Lease
     Securitization Trust, Series 96-A,
     Class A2
     6.55%                           06/25/02      3,048              3,067,845
                                                                  -------------
TOTAL ASSET BACKED SECURITIES
  (Cost $131,978,862)                                               134,127,346
                                                                  -------------
CORPORATE BONDS -- 27.1%
Finance -- 12.0%
   American Savings Bank
     6.62%                           02/15/06      2,500              2,596,620
   Associates Corp., N.A.
     6.00%                           04/15/03      3,400              3,500,662
   BankAmerica Capital II
     8.00%                           12/15/26        725                783,906


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS


                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                   Par
AS OF SEPTEMBER 30, 1998             Maturity     (000)             Value
                                    ----------  ----------   ------------------
CORPORATE BONDS (Continued)
FINANCE (Continued)
   Bear Stearns Capital Trust I
     7.00%                           01/15/27    $ 5,100            $ 5,154,060
   Crestar Financial Corp.
     8.25%                           07/15/02      3,200              3,490,816
   Den Danske Bank
     6.37%**                         06/15/08      5,600              5,767,000
   Diageo Capital
     6.00%                           03/27/03      5,000              5,114,307
   Equitable Life Surplus
     6.95%                           12/01/05      1,750              1,880,918
   Ford Motor Credit Co.
     6.50%                           02/28/02      5,850              6,083,094
   Ikon Capital Resources
     6.93%                           06/07/99      4,000              4,007,517
   J.P. Morgan & Co., Inc.
     5.54%**                         02/15/12      3,700              3,340,027
   Lehman Brothers Holdings, Inc.
     8.75%                           05/15/02      3,940              4,123,880
   Provident Companies, Inc.
     7.40%                           03/15/38      4,600              4,565,419
   Raytheon Co.
     6.30%                           03/15/05      4,300              4,488,541
   Salomon, Inc.
     8.90%                           02/15/00      1,100              1,151,412
   Toyota Motor Credit
     5.50%                           09/17/01      5,370              5,423,115
   Yorkshire Power Finance
     6.15%                           02/25/03      5,100              5,198,644
                                                                   ------------
                                                                     66,669,938
                                                                   ------------
INDUSTRIAL -- 8.3%
   Anixter, Inc.
     8.00% ++                        09/15/03      4,350              4,584,866
   Burlington Northern Santa Fe
     6.05%                           03/15/01      4,300              4,369,918
   ERAC USA Finance Co.
     6.95%                           03/01/04      1,375              1,418,831
   Federated Department Stores
     6.12%                           09/01/01      3,230              3,254,901
   Fort James Corp.
     6.23%                           03/15/01      3,400              3,434,263
   Litton Industries, Inc.
     6.05%                           04/15/03      4,100              4,201,311
   McLeodUSA, Inc.
     10.50%                          03/01/07        785                571,559
   RJR Nabisco, Inc.
     6.70%                           06/15/02      4,200              4,227,839
     8.75%                           04/15/04      2,350              2,440,025
     6.85%                           06/15/05        300                298,877
   Security Capital Group
     6.95%                           06/15/05      4,825              4,855,681
   Texaco Capital, Inc.
     9.00%                           12/15/99        500                522,491
   Time Warner, Inc.
     4.90%                           07/29/99      8,700              8,655,108
   Tyco Intl. Group
     6.12%                           06/15/01      5,475              5,592,933
                                                                  -------------
                                                                     48,428,603
                                                                  -------------
UTILITY -- 4.2%
   Central & Southwest Corp.
     6.87%                           10/01/01      5,000              5,176,049
   Mobile Energy Services, L.L.C.
     8.66%                           01/01/17        871                217,836


                                                   Par
                                     Maturity     (000)             Value
                                    ----------  ----------   ------------------
CORPORATE BONDS (Continued)
UTILITY (Continued)
   PECO Energy Co.
     5.62%                           11/01/01    $ 3,075            $ 3,017,409
   Pennsylvania Power & Light
     9.25%                           10/01/19      4,050              4,209,975
   Texas Utilities
     7.37%                           08/01/01      3,851              4,057,260
  #US West Capital Funding, Inc.
     6.25%                           07/15/05      6,440              6,850,661
                                                                  -------------
                                                                     23,529,190
                                                                  -------------
Yankee -- 2.6%
   Crown Cork & Seal, S.A.
     6.75%                           12/15/03      2,000              2,047,990
   Nordbanken
     6.28%                           10/25/01      4,950              4,915,969
   Ontario Province
     5.50%                           10/01/08      5,110              5,188,583
   Swedbank
     7.50%                           09/29/49      2,200              2,168,530
   Transport de Gas
     7.75%                           12/23/98        600                579,000
                                                                  -------------
                                                                     14,900,072
                                                                  -------------
TOTAL CORPORATE BONDS
  (Cost $151,662,288)                                               153,527,803
                                                                  -------------
TAXABLE MUNICIPAL BONDS -- 3.4%
   New Jersey Economic Development
     Authority
     6.94%                           02/15/05      2,900              2,084,317
   New York City G.O., Series 96E
     6.55%                           08/01/00      4,600              4,709,250
   New York Power Authority &
     General Purpose Bond
     6.11%                           11/16/98      5,600              5,803,038
   Philadelphia Authority for Industiral
     Revenue, Series 97-A
     6.48%                           06/15/04      7,027              6,991,622
                                                                  -------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $12,077,832)                                                 19,588,227
                                                                  -------------
Short Term Investments -- 0.8%
   Galileo Money Market Fund
     (Cost $4,691,869)                             4,692              4,691,869
                                                                  -------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $673,285,805*)                             120.7%           684,171,083

REVERSE REPURCHASE AGREEMENTS -- (21.8%)
   Aubrey Lanston (Agreement dated
     09/15/98 to be repurchased at
     $17,381,832. Collateralized by
     $16,875,000 U.S. Treasury Notes
     5.50% due 05/31/00. The value
     of the collateral is $17,211,375.)
     5.55%                           10/01/98     17,339            (17,381,832)

   Aubrey Lanston
     (Agreement dated 09/23/98 to
     be repurchased at $1,513,347.
     Collateralized by $1,000,000
     U.S. Treasury Bonds 12.75%
     due 11/15/10. The value of
     the collateral is $1,537,468.)
     5.55%                           10/02/98      1,511             (1,513,114)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS


                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                   Par
AS OF SEPTEMBER 30, 1998             Maturity     (000)             Value
                                    ----------  ----------   ------------------
Reverse Repurchase Agreements (Continued)
   Goldman Sachs
     (Agreement dated 09/25/98 to be
     repurchased at $7,153,108.
     Collateralized by $7,209,601
     Government National Mortgage
     Association 6.00% due 07/20/27.
     The value of the collateral is
     $7,308,733.)
     5.40%                          10/26/98     $ 7,120         $   (7,126,408)

   Goldman Sachs
     (Agreement dated 09/25/98 to be
     repurchased at $2,491,746.
     Collateralized by $1,152,089
     Government National Mortgage
     Association 6.50% due 11/15/23
     and $1,329,269 Federal National
     Mortgage Association 30 Year
     Balloon 8.50% due 12/01/10.
     The value of the collateral is
     $2,572,506.)
     5.50%                           10/26/98      2,480             (2,482,273)

   Goldman Sachs & Co.
     (Agreement dated 09/29/98 to be
     repurchased at $6,868,336.
     Collateralized by $7,134,069
     Residential Asset Securitization
     Trust 7.00% due 03/25/28.
     The value of the collateral is
     $7,283,636.)
     5.50%                           10/29/98      6,837             (6,839,089)

   Goldman Sachs & Co.
     (Agreement dated 09/16/98 to be
     repurchased at $5,242,508.
     Collateralized by $5,435,073
     Residential Asset Securitization
     Trust 6.75% due 04/25/28.
     The value of the collateral is
     $5,497,112.)
     5.67%                           11/18/98      5,191             (5,203,264)

   Lehman Brothers
     (Agreement dated 09/25/98 to be
     repurchased at $5,686,769.
     Collateralized by $5,756,694
     U.S. Treasury Notes (CPI)
     3.375% due 01/15/07. The
     value of the collateral is
     $5,709,677.)
     5.370%                          10/02/98      5,681             (5,685,922)

   Lehman Brothers
     (Agreement dated 09/25/98 to be
     repurchased at $6,111,315.
     Collateralized by $6,052,680
     U.S. Treasury Bonds (CPI)
     3.625% due 04/15/28. The value
     of the collateral is
     $6,120,490.)
     5.32%                           10/02/98      6,105             (6,110,413)

   Merrill Lynch
     (Agreement dated 09/01/98 to be
     repurchased at $15,662,525.
     Collateralized by $15,913,671
     Federal National Mortgage
     Association Bonds 6.00% to 6.33%
     due 10/25/00 to 01/18/14 and
     $5,000,000 Federal National
     Mortgage Association 6.00% due
     01/18/14. The value of the collateral
     is $16,255,951.)
     5.70%                           10/29/98     15,520            (15,593,720)


                                                  Par
                                    Maturity     (000)             Value
                                    ----------  ----------   ------------------
REVERSE REPURCHASE AGREEMENTS (Continued)
   Merrill Lynch
     (Agreement dated 09/15/98 to be
     repurchased at $2,586,930.
     Collateralized by $2,558,757
     Federal Home Loan Mortgage
     Corporation 8.00% due 07/01/08
     to 09/01/18. The value of the
     collateral is $2,700,516.)
     5.65%                           11/16/98    $ 2,562          $  (2,568,433)

   Morgan Stanley & Co.
     (Agreement dated 09/18/98 to be
     repurchased at $3,085,635.
     Collateralized by $2,835,000
     U.S. Treasury Notes 5.625%
     due 05/15/08. The value of the
     collateral is $3,165,135.)
     5.50%                           10/01/98      3,080             (3,085,635)

   Morgan Stanley & Co.
     (Agreement dated 09/28/98 to be
     repurchased at $7,032,200.
     Collateralized
     by $7,225,000 Federal Home
     Mortgage Association Bonds
     6.22% due 07/01/01. The value
     of the collateral is
     $7,248,939.)
     5.52%                           10/28/98      7,000             (7,003,220)

   Morgan Stanley & Co.
     (Agreement dated 09/11/98 to be
     repurchased at $9,258,540.
     Collateralized by $9,236,948
     Government National Mortgage
     Association 7.25% to 8.25% due
     04/15/06 to 11/15/08. The value
     of the collateral is
     $9,769,867.)
     5.60%                           11/05/98      9,180             (9,208,560)

   Morgan Stanley & Co.
     (Agreement dated 09/21/98 to be
     repurchased at $12,763,314.
     Collateralized by $12,824,318
     Federal National Mortgage
     Association 6.50% to 8.50% due
     03/01/08 to 02/01/25 and
     $4,054,429 Federal Home Loan
     Mortgage Corporation 6.50% due
     02/01/25. The value of the
     collateral is $13,344,029.)
     5.59%                           11/20/98     12,645            (12,665,136)

   Paine Webber
     (Agreement dated 09/15/98 to be
     repurchased at $10,425,175.
     Collateralized by $8,102,940
     Federal National Mortgage
     Association Bonds 6.00% to 7.50%
     due 01/01/04 to 05/01/09 and
     $2,541,137 Federal Home Loan
     Mortgage Corporation 8.00% due
     09/01/09. The value of the collateral
     is $11,012,438.)
     5.60%                           11/17/98     10,324            (10,349,695)

   Salomon Brothers
     (Agreement dated 09/02/98 to be
     repurchased at $9,958,154.
     Collateralized by $12,155,000
     Chase Credit Card Master Trust
     Bonds 6.194% due 08/15/05. The
     value of the collateral is
     $12,611,593)
     4.50%                           10/05/98      9,918             (9,953,195)


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS


                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONCLUDED)

AS OF SEPTEMBER 30, 1998                                           Value
                                                             ------------------
Reverse Repurchase Agreements (Continued)
   Salomon Brothers
     (Agreement dated 08/31/98 to be
     repurchased at $862,140.
     Collateralized by $820,018 Federal
     Home Loan Mortgage Corporation
     8.00% due 09/01/18. The value
     of the collateral is $867,248.)
     5.65%                           11/30/98     $  850            $  (854,135)
                                                                 --------------
Total Reverse Repurchase
  Agreements
  (Cost $123,708,023)                                              (123,624,044)

OTHER ASSETS IN EXCESS
  OF LIABILITIES                                     1.1%             6,197,454
                                                  ------          -------------
NET ASSETS (Applicable to 4,999,175
   BlackRock shares, 50,716,990
   Institutional shares, 2,681,824
   Service shares, 170,349 Investor A
   and 11,508 Investor B shares outstanding)       100.0%          $566,744,493
                                                  ======           ============

NET ASSET VALUE AND REDEMPTION
  PRICE PER BLACKROCK,
  INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($566,633,154 (DIVIDE) 58,568,338)                                     $ 9.67
                                                                         ======
OFFERING PRICE PER BLACKROCK,
  INSTITUTIONAL AND SERVICE
  SHARE                                                                  $ 9.67
                                                                         ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($9.67 (DIVIDE) .960)                                                  $10.07
                                                                         ======
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (subject to a contingent deferred
  sales charge of 4.5%)
  PER INVESTOR B SHARE
  ($111,339 (DIVIDE) 11,508)                                             $ 9.67
                                                                         ======
----------------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                      $12,678,587
     Gross unrealized depreciation                       (1,793,309)
                                                       ------------
                                                        $10,885,278
                                                       ============

**   Rates shown are the rates as of September 30, 1998.

#    Total or partial securities on loan.

 + Partial principal in the amount of $123,709,023 has been pledged as collateral for reverse repurchase agreements.

++ Principal amount of securities pledged as collateral of $2,100,000 on 294 long U.S.Treasury Notes and 24 long U.S. Treasury Bonds future contracts expiring December, 1998. The value of such contracts on September 30, 1998 was $37,502,641, thereby resulting in an unrealized gain of $1,164,461.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BlackRock Funds


                             SCHEDULE OF INVESTMENTS
                               CORE BOND PORTFOLIO

                                                    Par
As of September 30, 1998             Maturity      (000)            Value
                                    ----------    ------         ----------
U.S. GOVERNMENT & AGENCY
OBLIGATIONS  -- 15.6%
   Overseas Private Investment Co.
     6.46%                            12/06/06    $  187         $  194,313
     5.92%                            12/16/06     1,932          1,957,357
     6.38%                            12/16/06     1,772          1,839,458
     6.53%                            12/16/06       461            480,028
     6.27%                         12/06-05/12     2,499          2,589,253
     5.88%                            05/29/12       341            343,557
     6.84%                            05/29/12       450            484,760
   Small Business Administration
     Participation Certificates,
     Series 92-20H, Class 1
     7.40%                            08/01/12       223            238,118
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                            10/01/16        57             60,951
   Small Business Administration
     Participation Certificates,
     Series 97-20B, Class 1
     7.10%                            02/01/17     2,481          2,720,864
   Small Business Investment Cos.
     Pass-Through, Series 97-P10C,
     Class 1
     6.85%                            08/01/07     5,500          5,826,550
   Small Business Investment Cos.
     Pass-Through, Series 97-P10D,
     Class 1
     6.51%                            11/01/07       400            416,243
   Small Business Investment Cos.
     Pass-Through, Series 98-10A,
     Class 1
     6.12%                            02/10/08       250            254,574
   U.S. Treasury Bonds
     8.75%                            11/15/08     8,415         10,021,493
     12.75%                           11/15/10     6,400          9,531,578
     14.00%                           11/15/11     7,000         11,391,026
     8.50%                            02/15/20    11,865         16,899,553
     6.25%#                           08/15/23    20,241         23,186,604
     6.50%                            11/15/26     4,175          4,979,040
     6.12%                            11/15/27     3,665          4,225,245
   U.S. Treasury Bonds (CPI)
     3.62%                            04/15/28    31,960         32,166,702
   U.S. Treasury Notes
     5.25%                            08/15/03     6,435          6,723,803
     5.62%                            05/15/08     2,240          2,453,255
   U.S. Treasury Notes (CPI)
     3.37%                            01/15/07     6,725          6,820,831
                                                              -------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $139,938,346)                                           145,805,156
                                                              -------------
MORTGAGE PASS-THROUGHS -- 19.2%
   Federal Home Loan Mortgage
     Corporation
     6.00%                         02/12-06/13    11,714          7,397,275
     5.50%                            10/15/13    27,000         26,865,000
     8.00%                            11/01/15        97            101,449
     7.00%                            03/01/25       726            745,117
     7.50%                         09/05-10/26     4,326          4,459,675
     6.50%                            07/01/28       653            664,264


                                                   Par
                                     Maturity     (000)            Value
                                    ----------   -------         ---------
MORTGAGE PASS-THROUGHS (Continued)
   Federal National Mortgage Association
     8.00%                         10/09-05/22   $   136       $    143,382
     6.50%                         07/13-09/28    46,251         47,157,201
     6.00%                         04/13-10/28    59,325         59,265,592
   Government National Mortgage
     Association
     8.50%                         01/10-04/17       256            270,110
     6.50%                         12/23-09/24    14,019         14,330,277
     9.00%                            10/15/24       474            489,066
     7.50%                            06/15/27       251            260,261
     6.00%                            07/20/27     9,207          9,288,007
     7.00%                         12/22-11/28     9,623          7,661,680
   MLCC Mortgage Investors, Inc.,
     Series 95-C3, Class A1
     6.78%                            12/26/25       243            249,932
   MLCC Mortgage Investors, Inc.,
     Series 96-C1, Class A3
     7.42%                            04/25/28     3,000          3,282,188
   MLCC Mortgage Investors, Inc.,
     Series 96-C2, Class E
     6.96%                            11/21/28     1,915          1,920,386
   MLCC Mortgage Investors, Inc.,
     Series 92-D, Class A
     7.75%                            07/15/17       135            136,064
                                                              -------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $176,835,883)                                           184,686,926
                                                              -------------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 3.2%
   Chase Commercial Mortgage
     Securities Corporation,
     Series 97-1, Class X (IO)
     8.69%                            04/19/15    33,698          2,600,898
   CS First Boston Mortgage Corporation,
     Series 97-C1, Class AX (IO)
     8.60%                            04/20/22    54,797          5,866,836
   Federal Home Loan Mortgage
     Corporation, Series 2035,
     Class PE (IO)
     7.00%                            03/15/28     1,553            370,077
   Federal Home Loan Mortgage
     Corporation, Series 2043,
     Class IB (IO)
     7.00%                            04/15/28     1,370            312,847
   Federal National Mortgage Association
     Strip Notes, Series 267, Class 1 (PO)
     4.97%                            01/25/24        37             33,301
   Federal National Mortgage Association
     Strip Notes, Series 279, Class 1 (PO)
     6.99%                            07/01/26       421            382,867
   Federal National Mortgage Association,
     Series 96-54, Class A (PO)
     7.57%                            04/25/21     1,596          1,484,302
   Residential Accredit Loans, Inc.,
     Series 97-QS10, Class A1
     7.25%                            10/25/27     7,687          7,765,998
   Residential Accredit Loans, Inc.,
     Series 97-QS7, Class A1
     7.50%                            07/25/27     2,893          2,909,221
   Residential Asset Securitization Trust,
     Series 97-A7, Class A1
     7.50%                            09/25/27     3,431          3,450,090
   Salomon Brothers Mortgage Securities
     VI, Series 87-1 (IO)
     7.00%                            04/20/07     2,441            543,047
   Salomon Brothers Mortgage Securities
     VI, Series 87-1 (PO)
     7.00%                            02/17/17     2,613          2,216,209

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         CORE BOND PORTFOLIO (CONTINUED)

                                                   Par
As of September 30, 1998             Maturity     (000)             Value
                                    ----------   -------          ---------
MULTIPLE CLASS MORTGAGE
PASS-THROUGHS (Continued)
   Salomon Brothers Mortgage Securities
     VI, Series 87-2 (IO)
     6.00%                            03/06/17    $1,606         $  357,431
   Salomon Brothers Mortgage Securities
     VI, Series 87-2 (PO)
     6.00%                            03/06/17     1,606          1,362,454
   Salomon Brothers Mortgage Securities,
     Series 87-3, Class A (PO)
     5.00%                            10/23/17       425            372,055
   Salomon Brothers Mortgage Securities,
     Series 87-3, Class B (IO)
     5.00%                            10/23/17       413            113,632
                                                              -------------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $29,848,184)                                             30,141,265
                                                              -------------
COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 15.6%
   Amresco Residential Securities
     Mortgage Loan Trust, Series 96-1,
     Class A
     8.10%                            04/26/26     1,409          1,382,241
   Chase Credit Card Master Trust,
     Series 97-5, Class A
     6.19%                            08/15/05    17,220         17,819,452
   Chase Mortgage Finance Corp.,
     Series 98-S4, Class A3
     6.55%                            07/25/28     6,000          6,097,023
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A
     5.78%                            08/15/06    11,100          8,140,711
   CS First Boston Mortgage Securities
     Corp., Series 97-C2, Class AX (IO)
     5.50%                            11/17/22    35,041          2,659,677
   DLJ Mortgage Acceptance Corp.,
     Series 97-CF1, Class A
     7.60%                            04/15/07     2,000          2,204,038
   DLJ Mortgage Acceptance Corp.,
     Series 98-2, Class 1PA1
     6.75%                            04/25/28     8,505          8,621,936
   Empire Funding Home Loan Owner
     Trust, Series 98-2, Class A4
     6.53%                            02/25/19     7,000          7,035,000
   Fingerhut Master Trust, Series 98-2,
     Class A
     6.23%                            02/15/07     2,750          2,868,576
   First Boston Mortgage Securities Corp.,
     Series 93-M1, Class A
     6.75%                            09/25/06       116            120,122
   First Union-Lehman Brothers
     Commercial Mortgage 1
     7.38%                            04/18/29     4,350          4,763,892
   First Union-Lehman Brothers
     Commercial Mortgage, Series 98-C2,
     Class A2
     6.56%                            11/15/35     6,475          6,799,349
   GE Capital Mortgage Services,
     Series 97-HE1, Class A4
     7.78%                            03/25/27     1,666          1,734,202
   GMAC Commercial Mortgage
     Securities, Inc., Series 97-C1,
     Class X (IO)
     8.26%                            07/15/27    47,886          4,489,400

                                                   Par
                                     Maturity     (000)            Value
                                    ----------   -------         ----------
COMMERCIAL MORTGAGE BACKED
  SECURITIES (Continued)
   GMAC Commercial Mortgage Securities,
     Inc., Series 98-C2, Class A2
     6.42%                            05/15/31    $6,500        $ 6,756,154
   Goldman Sachs Mortgage Securities
     Corp. II
     7.41%                            02/15/27     2,891          3,141,422
   Health Care Receivables Securitization
     Program, Series 98-1, Class A
     6.22%                            06/01/02     6,800          6,891,081
   Impac Secured Assets Common Owner
     Trust, Series 98-1, Class A1
     6.71%                            01/25/07     2,775          2,781,114
   J.P. Morgan Commercial Mortgage
     Finance Corp., Series 96-C3,
     Class A1
     7.33%                            04/25/28     1,855          1,983,483
   Merit Securities Corp., Series 10,
     Class 2A1
     5.95%                            05/28/25     2,502          2,508,581
   Merit Securities Corp., Series 98-11,
     Class 1A1
     6.05%                            05/15/15     4,103          4,104,210
   Mid-State Trust, Series 6, Class A4
     7.79%                            07/01/35     1,027          1,027,130
   Mid-State Trust, Series 1, Class A1
     7.34%                            07/01/35     2,680          2,816,048
   Midland Royalty Acceptance Corp.,
     Series 96-C, Class A
     7.23%                            01/25/29     4,050          4,379,485
   Mortgage Capital Funding, Inc.,
     Series 98-MC2, Class A1
     6.32%                            06/18/30     5,200          5,400,810
   PNC Mortgage Securities Corp.,
     Series 97-6, Class A2
     6.60%                            07/25/27     6,701          6,768,167
   Prudential Securities Secured
     Financing, Series 98-C1, Class A1B
     6.45%                            07/15/08     6,775          7,077,758
   Structured Asset Securitization Corp.,
     Series 96-CFL, Class X1 (IO)
     12.60%                           02/25/28    22,292          1,243,936
   Structured Asset Securitization Corp.,
     Series 97-N1, Class D
     6.17%                            09/25/28     5,175          5,161,752
   Structured Asset Securitization Corp.,
     Series 98-C2, Class A
     5.90%                            11/25/98     3,283          3,275,128
                                                              -------------
Total Commercial Mortgage
  Backed Securities
  (Cost $141,829,232)                                           140,051,878
                                                              -------------
Project Loans -- 3.2%
   Federal Housing Authority, East Point
     Chelsea, Construction Loan Collateral
     10.25%                           05/01/33        98            105,781
   Federal Housing Authority, Elton Home,
     Construction Loan Collateral
     9.25%                            10/30/36     3,040          3,445,820
   Federal Housing Authority, Huntoon
     Paige, Construction Loan Collateral
     7.31%                            10/01/24     5,637          5,947,307


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS


                             SCHEDULE OF INVESTMENTS
                         CORE BOND PORTFOLIO (CONTINUED)

                                                   Par
As of September 30, 1998             Maturity     (000)             Value
                                    ----------   -------          ---------
PROJECT LOANS (Continued)
   Federal Housing Authority, Merrill
     Lynch, Series 97-23
     7.43%                            12/01/21    $  412         $  425,918
   Federal Housing Authority, University
     Park Apartments
     7.87%                            10/01/37     7,675          8,284,445
   Federal Housing Authority, Village
     Green, Construction Loan Collateral
     8.25%                            09/01/34     5,226          5,539,963
   Reilly Mortgage Securities, Series 97-A
     6.89%                            11/18/11     5,470          5,689,046
                                                              -------------
Total Project Loans
  (Cost $28,285,780)                                             29,438,280
                                                              -------------
Asset Backed Securities -- 15.3%
   Arcadia Automobile Receivables Trust,
     Series 98-B, Class A3
     5.95%                            11/15/02    17,500         17,725,479
   Associates Manufactured Housing
     Pass-Through, Series 96-1, Class B1
     8.00%                            03/15/27     2,815          2,931,119
   Banc One Auto Grantor Trust,
     Series 97-A, Class A
     6.27%++                          11/20/03     3,391          3,437,761
   Banc One Auto Grantor Trust,
     Series 97-B, Class A
     6.29%                            07/20/04     8,173          8,267,696
   Barnett Auto Trust, Series 97,
     Class A2
     5.92%                            07/15/00     2,616          2,620,074
   Brazos Student Loan Finance Corp.,
     Series 98-A, Class A2
     6.13%                            06/01/23     8,600          8,487,125
   Chase Manhattan Grantor Trust,
     Series 96-B, Class A
     6.61%                            09/16/02     3,751          3,820,665
   Chevy Chase Auto Receivables Trust,
     Series 97-2, Class A
     6.35%                            01/15/04     5,009          5,086,011
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                            03/20/04     1,687          1,709,333
   CIT Group Securitization Corp.,
     Series 95-2, Class B
     7.65%                            05/15/26       300            297,375
   Copelco Capital Funding Corp.,
     Series 97-A, Class A3
     6.27%                            04/20/05     2,645          2,656,159
   FMAC Loan Receivables Trust,
     Series 97-B, Class A
     6.85%                            09/01/19     5,791          6,073,301
   Green Tree Financial Corp.,
     Series 93-3, Class B
     6.85%                            10/15/18     4,000          4,010,469
   Green Tree Financial Corp.,
     Series 94-B, Class A
     7.85%                            07/15/04       151            152,412
   Green Tree Financial Corp.,
     Series 95-7, Class B1
     7.35%                            11/15/26       600            595,500
   Green Tree Financial Corp.,
     Series 95-A, Class A
     7.25%                            07/15/05     5,948          5,985,924

                                                   Par
                                     Maturity     (000)             Value
                                    ----------   -------         ----------
ASSET BACKED SECURITIES (Continued)
   Green Tree Financial Corp.,
     Series 96-2, Class B2
     7.90%                            04/15/27   $ 3,650        $ 3,472,577
   Green Tree Financial Corp.,
     Series 97-2, Class B
     7.56%                            06/15/28     5,000          5,016,897
   Green Tree Financial Corp.,
     Series 97-3, Class A7
     7.64%                            07/15/28     4,200          4,597,980
   Green Tree Financial Corp.,
     Series 97-3, Class B2
     8.03%                            07/15/28     2,400          2,308,854
   Green Tree Financial Corp.,
     Series 97-4, Class A
     7.36%                            02/15/29     5,000          5,428,125
   Green Tree Home Improvement Loan
     Trust, Series 94-D, Class M
     9.05%                            01/15/15       700            736,689
   Honda Auto Receivables Grantor
     Trust, Series 97-B, Class A
     5.95%                            05/15/03     3,456          3,464,691
   Mellon Bank Home Equity Loan
     Trust, Series 96-1, Class B2
     6.01%                            04/15/26     3,667          3,666,533
   Nissan Auto Receivables Grantor
     Trust, Series 95-A, Class A
     6.10%                            08/15/01       870            871,221
   Puget Power Conservation Grantor
     Trust, Series 97-1, Class A
     6.23%                            07/11/02     3,712          3,749,565
   Sears Credit Account Master Trust,
     Series 95-5, Class A
     6.05%                            01/16/08    10,000         10,331,000
   Sears Credit Account Master Trust,
     Series 97-1, Class A
     6.20%                            07/15/07    10,500         10,848,826
   Sears Credit Account Master Trust,
     Series 98-1, Class A
     5.80%                            08/15/05     5,400          5,447,250
   The Money Store Home Equity Trust,
     Series 94-A, Class A2
     5.25%                            02/15/16     1,988          1,982,252
   The Money Store Home Equity Trust,
     Series 95-A, Class A8
     8.12%                            06/15/15     1,342          1,385,761
   The Money Store Home Equity Trust,
     Series 96-B, Class A5
     7.18%                            12/15/14     5,068          5,085,159
   World Omni Automobile Lease
     Securitization Trust, Series 96-B,
     Class A3
     6.25%                            11/15/02       586            592,257
                                                              -------------
TOTAL ASSET BACKED SECURITIES
  (Cost $140,765,669)                                           142,842,040
                                                              -------------
CORPORATE BONDS -- 18.1%
Finance -- 8.5%
   American General Institutional Capital
     8.12%                            03/15/46       700            760,037
   Amvescap PLC
     6.37%                            05/15/03     4,000          4,073,600
   AT&T Capital Corp.
     6.25%                            05/15/01     4,000          4,050,732
   BGB Finance
     6.62%                            12/30/99     5,500          5,579,546


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS


                             SCHEDULE OF INVESTMENTS
                         CORE BOND PORTFOLIO (CONTINUED)

                                                   Par
As of September 30, 1998             Maturity     (000)             Value
                                    ----------   -------          ---------
CORPORATE BONDS (Continued)
Finance (Continued)
   Crestar Financial Corp.
     8.25%                            07/15/02    $  400         $  436,352
   Eqitable Co.
     7.00%                            04/01/28     2,400          2,478,223
   Equitable Life Assurance Society
     7.70%                            12/01/15       250            274,056
   Farmers Exchange Capital
     7.22%                            07/15/48     1,675          1,674,093
   Ford Motor Credit Corp.
     7.75%                            10/01/99     1,000          1,024,367
     8.00%                            06/15/02     1,000          1,100,000
     6.12%                            04/28/03       223            231,039
   General Electric Capital Corp.
     6.90%                            09/15/15     4,670          5,132,196
   General Electric Global Insurance
     Holding Corp.
     7.00%                            02/15/26     5,275          5,839,134
   Goldman Sachs Escrow Corp.
     7.00%                            08/01/03     3,865          3,836,438
   HSBC America Capital II
     8.38%                            05/15/27     1,800          1,755,177
   Jones Apparel Corp.
     6.25%                            10/01/01     7,050          7,069,346
   J.P. Morgan & Co., Inc.
     5.54%**                          02/15/12       100             90,271
   Lehman Brothers Holdings, Inc.
     6.15%                            03/15/00     2,000          1,964,243
     6.75%                            09/24/01     5,200          5,112,845
     6.20%                            01/15/02     6,000          5,810,139
 #Liberty Mutual Insurance Co.
     7.69%                            10/15/45     4,395          4,301,462
   Merrill Lynch & Co.
     6.47%                            06/27/00     4,200          4,276,153
   National City Capital Trust I
     6.75%                            06/01/29     2,700          2,719,844
   Safeco Capital Trust  I
     8.07%                            07/15/37     2,800          2,958,635
   Yorkshire Power Finance
     6.49%                            02/25/08     6,400          6,594,073
                                                              -------------
                                                                 79,142,001
                                                              -------------
Industrial -- 4.5%
   Aramark Corp.
     6.75%                            08/01/04     3,965          4,063,654
   ERAC USA Finance Co.
     6.95%                            03/01/04       820            846,139
   IBM Corp.
     6.50%                            01/15/28     4,000          4,164,030
   McLeodUSA, Inc.
     10.50%                           03/01/07     1,180            859,158
   RJR Nabisco, Inc.
     8.75%                            04/15/04     2,975          3,088,967
     7.55%                            06/15/15     3,175          3,126,006
   Security Capital Group
     6.95%                            06/15/05     2,650          2,666,851
     7.15%                            06/15/07     3,000          3,016,379
   Time Warner, Inc.
     4.90%                            07/29/99     6,500          6,466,460
     6.10%                            12/30/01     2,400          2,457,000
   United Parcel Service
     8.37%                            04/01/30     8,500         11,119,445
                                                              -------------
                                                                 41,874,089
                                                              -------------
                                                   Par
                                     Maturity     (000)            Value
                                    ----------   -------         ----------
CORPORATE BONDS (Continued)
Telecommunications -- 2.8%
   BellSouth Telecommunications, Inc.
     7.00%                            12/01/45   $ 3,800        $ 4,244,914
   Chesapeake & Potomac Telephone
     of Maryland
     8.30%                            08/01/31     3,375          4,298,224
   Comcast Cable Communications
     8.37%                            05/01/07     2,800          3,303,196
   Frontier Corp.
     6.00%                            10/15/03     2,235          2,338,593
   U.S. West Capital Funding, Inc.
     6.87%                            07/15/28     6,200          6,694,955
   Worldcom, Inc.
     7.75%                            04/01/27     4,855          5,699,002
                                                              -------------
                                                                 26,578,884
                                                              -------------
Utility -- 1.4%
   Consumers Energy Co.
     6.37%                            02/01/08     5,000          5,130,236
  #National Rural Utilities Corp.
     6.20%                            02/01/08     4,700          5,001,542
   Pennsylvania Power & Light
     9.25%                            10/01/19       200            207,900
   Texas Utilities Capital Trust
     8.17%                            01/30/37     1,072          1,105,363
   Texas Utilities Electric Co.
     7.37%                            08/01/01       125            131,695
   Trans-Canada Pipelines
     6.49%                            01/21/09     2,029          2,122,464
                                                              -------------
                                                                 13,699,200
                                                              -------------
Yankee -- 0.9%
   Den Norske Stats Oljesel
     7.37%                            05/01/16       950          1,072,944
   Empresa Electrica Pehuenche
     7.30%                            05/01/03     4,985          4,472,171
   Swedbank
     7.50%                            09/29/49     2,800          2,759,947
                                                              -------------
                                                                  8,305,062
                                                              -------------
TOTAL CORPORATE BONDS
  (Cost $166,894,498)                                           169,599,236
                                                              -------------

TAXABLE Municipal Bonds -- 2.1%
   New Jersey Economic
     Development Authority
     6.80%                            02/15/05       200            143,746
     7.09%                            06/30/11     4,185          2,086,683
     7.56%                            02/15/16    10,100          3,594,691
     7.59%                            02/15/17     3,575          1,196,731
     7.21%                            02/15/18     5,500          1,734,590
     7.62%                            02/20-02/21  8,925          2,458,431
     7.63%                            02/22-02/23  5,150          1,265,115
   New York Power Authority and
     General Purpose Bond, Series D
     6.26%                            02/15/03     7,100          7,410,625
                                                              -------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $16,722,235)                                             19,890,612
                                                              -------------


See accompanying notes to financial statements.

                                 BlackRock Funds

                             SCHEDULE OF INVESTMENTS
                         CORE BOND PORTFOLIO (Concluded)
                                                    Par
As of September 30, 1998             Maturity      (000)             Value
                                     --------      -----          ---------
Short Term Investments -- 7.7%
   Federal Home Loan Mortgage
     Corp. Discount Notes
     5.38%                            10/01/98   $64,950       $ 64,950,000
   Galileo Money Market Fund                       7,020          7,020,344
                                                              -------------
Total Short Term Investments
  (Cost $71,970,344)                                             71,970,344
                                                              -------------
Total Investments IN
  SECURITIES -- 100.0%
  (Cost $913,090,171*)                                         $934,425,737
                                                              -------------
                                                              -------------
---------------

* Cost for Federal income tax purposes is $913,098,092. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                              $24,328,324
     Gross unrealized depreciation                               (2,944,653)
                                                               ------------
                                                                $21,383,671
                                                               ------------
                                                               ------------
#    Total or partial securities on loan.
**   Rates shown are the rates as of September 30, 1998.
++ Principal amount of securities pledged as collateral of $2,500,000 on 220 short U.S.Treasury Bonds future contracts and 90 long U.S.Treasury Bonds future contracts expiring December, 1998. The value of such contracts on September 30, 1998 was $38,845,047, thereby resulting in an unrealized loss of $550,091.

See accompanying notes to financial statements.

                                 BlackRock Funds


                       STATEMENT OF ASSETS AND LIABILITIES
                               CORE BOND PORTFOLIO
September 30, 1998

ASSETS
   Investments at value (Cost $913,090,171) .......................     $  934,425,737
   Collateral received for securities loaned ......................         31,460,250
   Interest receivable ............................................          8,505,503
   Principal sold receivable ......................................            110,689
   Investments sold receivable ....................................        129,618,926
   Capital shares sold receivable .................................            589,246
   Futures commissions ............................................              2,882
   Prepaid expenses ...............................................                539
                                                                        --------------
          Total assets ............................................      1,104,713,772
                                                                        --------------
LIABILITIES
   Payable upon return of securities loaned .......................         31,460,250
   Investments purchased payable ..................................        212,534,061
   Capital shares redeemed payable ................................            457,681
   Distributions payable ..........................................          4,041,395
   Accrued expenses payable .......................................            495,186
   Deferred dollar roll income ....................................             14,993
   Reverse repurchase agreements payable ..........................              2,272
   Futures margin payable .........................................            173,579
                                                                        --------------
          Total liabilities .......................................        249,179,417
                                                                        --------------
                                                                        --------------
NET ASSETS (Applicable to 9,163,258 BlackRock shares,
   66,590,027 Institutional shares, 6,928,642 Service
   shares, 504,846 Investor A shares, 1,159,602
   Investor B shares and 201,100 Investor C
   shares outstanding) ............................................     $  855,534,355
                                                                        --------------
                                                                        --------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER BLACKROCK SHARE ($92,772,889 (DIVIDE) 9,163,258) ...........     $        10.12
                                                                        --------------
                                                                        --------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($673,823,206 (DIVIDE) 66,590,027) .....     $        10.12
                                                                        --------------
                                                                        --------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($70,110,759 (DIVIDE) 6,928,642) .............     $        10.12
                                                                        --------------
                                                                        --------------
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($5,108,250 (DIVIDE) 504,846) .............     $        10.12
                                                                        --------------
                                                                        --------------
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($10.12 (DIVIDE) 0.960) ........................................     $        10.54
                                                                        --------------
                                                                        --------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
    (subject to a maximum contingent deferred sales charge of 4.5%)
    PER INVESTOR B SHARE ($11,733,991 (DIVIDE) 1,159,602) .........     $        10.12
                                                                        --------------
                                                                        --------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
    (subject to a maximum contingent deferred sales charge of 1.0%)
     PER INVESTOR C SHARE ($2,034,990 (DIVIDE) 201,100) ...........     $        10.12
                                                                        --------------
                                                                        --------------


See accompanying notes to financial statements.

                                 BlackRock Funds


                             STATEMENT OF NET ASSETS
                           GOVERNMENT INCOME PORTFOLIO

                                                    Par
As of September 30, 1998          Maturity         (000)       Value
                                  --------        -------    ----------
U.S. GOVERNMENT & AGENCY
OBLIGATIONS -- 36.0%
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                        10/01/16        $  424    $   457,129
   U.S. Treasury Bonds
     6.25%+                       08/15/23         3,545      4,060,892
     6.37%                        08/15/27         1,500      1,769,412
     6.12%+                       11/15/27         1,575      1,815,760
   U.S. Treasury Bonds (CPI)
     3.62%                        04/15/28           275        276,779
   U.S. Treasury Notes
     6.50%                        08/31/01           200        211,473
     6.25%+                       02/28/02           650        688,342
     5.75%                        11/30/02         1,425      1,499,032
     5.50%                        05/31/03           800        839,096
     5.62%                        05/15/08           155        169,756
                                                             ----------
TOTAL U.S. GOVERNMENT &
   AGENCY OBLIGATIONS
   (Cost $11,088,844)                                        11,787,671
                                                             ----------
MORTGAGE PASS-THROUGHS -- 83.4%
   Federal Home Loan Mortgage Corporation
     7.00%++                      08/10-01/11      1,601      1,645,069
     6.50%                        02/15/11         4,000      4,082,500
     6.00%                        10/11-06/13        965        975,674
     8.00%                        05/12-11/26      5,212      5,397,864
     7.50%                        11/25-06/27        133        137,595
   Federal National Mortgage Association
     7.00%                        08/10-12/11        510        523,008
     8.50%                        01/01/13         1,189      1,261,393
     6.50%                        01/13-07/13      1,945      1,986,181
     8.00%                        11/01/13           265        278,284
     7.50%                        06/24-10/20      1,871      2,553,119
     6.00%                        10/14/28         2,000      1,993,750
   Government National Mortgage Association
     8.00%                        04/20/13           326        335,677
     7.00%                        05/26-12/27      3,030      3,131,633
     7.50%                        04/27-12/27        867        899,243
     6.00%                        07/20/27           347        350,491
     6.50%                        11/23-03/28      1,744      1,782,736
                                                             ----------
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $27,012,977)                                        27,334,217
                                                             ----------
MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS -- 7.6%
   Federal Home Loan Mortgage
     Corporation, Series, Class PE (IO)
     7.00%                        03/15/28            57         13,583
   Federal Home Loan Mortgage
     Corporation, Series, Class IB (IO)
     7.00%                        04/15/28            50         11,418
   Federal National Mortgage Association,
     Series 96-54, Class A (PO)
     5.85%                        04/25/21           374        348,126
   Residential Accredit Loans, Inc.,
     Series 98-QS4, Class A1
     6.50%                        03/25/28           260        260,580
   Residential Accredit Loans, Inc.,
     Series 98-QS5, Class A1
     6.75%                        04/25/28           362        363,925
   Residential Accredit Loans, Inc.,
     Series 97-QS12, Class A7
     7.25%                        11/25/27           298        309,462


                                                    Par
                                  Maturity         (000)       Value
                                  --------        -------    ----------
MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS (Continued)
   Residential Asset Securitization Trust,
     Series 98-A6, Class A1
     6.75%                        07/25/28        $  372     $  374,098
   Residential Asset Securitization Trust,
     Series 98-A8, Class A2
     6.75%                        08/25/28           369        371,066
   Salomon Brothers Mortgage Securities
     VI, Series 87-1 (IO)
     5.50%                        04/20/07           422         93,826
   Salomon Brothers Mortgage Securities
     VI, Series 87-1 (PO)
     6.00%                        02/17/17           422        357,605
                                                             ----------
Total Multiple Class Mortgage
   Pass-Throughs
   (Cost $2,478,188)                                          2,503,689
                                                             ----------
COMMERCIAL MORTGAGE BACKED
   SECURITIES -- 6.5%
   DLJ Mortgage Acceptance Corp.,
     Series 98-2, Class 1PA1
     6.75%                        06/19/28           297        300,765
   Federal Housing Authority, INSD
     Project, Series 82
     7.43%                        09/01/22           293        303,835
   Goldman Sachs Mortgage Securities
     Corp., Series 98-1, Class A
     8.00%                        08/19/19           239        252,128
   Goldman Sachs Mortgage Securities
     Corp., Series 98-2, Class A
     7.75%                        05/19/27           240        251,909
   Merit Securities Corp., Series 98-11,
     Class 1A1
     6.58%**                      10/01/98           152        152,008
   MLCC Mortgage Investors, Inc.,
     Series 96-C2, Class E
     6.96%                        11/21/28            70         70,197
   Morgan Stanley Capital 1,
     Series 98-WF1, Class A1
     6.25%                        07/15/07           191        195,470
   Morgan Stanley Capital 1,
     Series 98-CF1, Class A1
     6.33%                        10/15/07           249        255,033
   Structured Asset Securitization Corp.,
     Series 98-C2, Class A
     5.77%**                      10/25/98            91         90,976
   Union Planters Mortgage Finance Corp.,
     Series 98-1, Class A1
     6.35%                        01/25/28           244        246,556
                                                             ----------
 TOTAL COMMERCIAL MORTGAGE
   BACKED SECURITIES
   (Cost $2,095,805)                                          2,118,877
                                                             ----------
Project Loans -- 0.7%
   Excelsior II Apartments, Construction
     Loan Collateral
     7.87%                        02/01/39           126        138,462
   Excelsior II Apartments, Construction
     Loan Committment
     8.04%                        02/01/39            74         80,485
                                                             ----------
Total Project Loans
  (Cost $200,943)                                               218,947
                                                             ----------


See accompanying notes to financial statements.

                                 BlackRock Funds


                             STATEMENT OF NET ASSETS
                     GOVERNMENT INCOME PORTFOLIO (Concluded)


                                                    Par
As of September 30, 1998          Maturity         (000)       Value
                                  --------        -------    ----------
ASSET BACKED SECURITIES -- 0.5%
   Chase Manhattan Grantor Trust,
     Series 96-B, Class A
     6.61%                        09/15/02        $   79     $   80,435
   Chevy Chase Auto Receivables Trust,
     Series 96-2, Class A
     5.90%                        07/15/03            89         89,904
                                                             ----------
Total Asset Backed Securities
  (Cost $167,260)                                               170,339
                                                             ----------
Short Term Investments -- 0.5%
   Galileo Money Market Fund
     (Cost $174,514)                                 175        174,514
                                                             ----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $43,218,531*)                              135.2%    44,308,254
                                                             ==========
REVERSE REPURCHASE AGREEMENTS -- (13.5%)
   Commerzbank
     (Agreement dated 09/28/98 to be
     repurchased at $476,942.
     Collateralized by $450,000 U.S.
     Treasury Note 6.25% due 02/28/02.
     The value of the collateral is
     $478,862.)
     5.45%                        10/05/98           476       (476,654)
   Lehman Brothers
     (Agreement dated 09/24/98 to be
     repurchased at $1,807,081.
     Collateralized by $1,575,000 U.S.
     Treasury Bond 6.125% due 11/15/27.
     The value of the collateral is
     $1,851,935.)
     4.95%                        10/01/98         1,805     (1,807,081)
   Lehman Brothers
     (Agreement dated 09/25/98 to be
     repurchased at $2,031,599.
     Collateralized by $1,800,000 U.S.
     Treasury Bonds 6.25% due 08/15/23.
     The value of the collateral is
     $2,076,316.)
     5.32%                        10/02/98         2,030     (2,031,299)
   Morgan Stanley
     (Agreement dated 09/15/98 to be
     repurchased at $105,008.
     Collateralized by $100,000 U.S.
     Treasury Notes 6.25% 02/28/02.
     The value of the collateral is
     $106,414.)
     5.55%                        10/01/98           100       (105,009)
                                                             ----------
Total Reverse Repurchase
  Agreements
  (Cost $4,415,147)                                          (4,420,043)

Liabilities in Excess of
   Other Assets (Including
   $7,495,733 of investment
   purchases payable)                             (21.7%)   (11,547,066)
                                                  ------     ----------


                                                               Value
                                                             ----------
NET ASSETS (Applicable to 557,445
   Investor A shares, 2,320,626
   Investor B shares and 142,973
   Investor C shares outstanding)                  100.0%   $32,761,188
                                                   =====    ===========

NET ASSET VALUE AND REDEMPTION
   PRICE PER INVESTOR A SHARE
   ($6,045,305 (DIVIDE) 557,445)                                 $10.84
                                                                 ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($10.84 (DIVIDE) .955)                                        $11.35
                                                                 ======
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   (subject to a contingent deferred
   sales charge of 4.5%)
   PER INVESTOR B SHARE
   ($25,165,393 (DIVIDE) 2,320,626)                              $10.84
                                                                 ======
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE
   (subject to a contingent deferred
   sales charge of 1.0%)
   PER INVESTOR C SHARE
   ($1,550,490 (DIVIDE) 142,973)                                 $10.84
                                                                 ======

----------
    *  Also cost for Federal income tax purposes. The gross
       unrealized appreciation (depreciation) on a tax basis
       is as follows:
       Gross unrealized appreciation                         $1,169,507
       Gross unrealized depreciation                            (79,784)
                                                             ----------
                                                             $1,089,723
                                                             ==========

   **   Rates shown are the rates as of September 30, 1998.

    + Partial principal in the amount of $ 3,835,000 has been pledged as collateral for reverse repurchase agreements.

   ++ Principal amount of securities pledged as collateral of $112,957 on 2 short U.S. Treasury Bonds and 51 short U.S. Treasury Notes future contracts expiring December 1998. The value of such contracts on September 30, 1998 was $6,026,500, thereby resulting in an unrealized loss of $205,633.


See accompanying notes to financial statements.

                                 BlackRock Funds


                             STATEMENT OF NET ASSETS
                                 GNMA PORTFOLIO
                                                    Par
As of September 30, 1998          Maturity         (000)       Value
                                  --------        -------    ----------
U.S. GOVERNMENT & AGENCY
   OBLIGATIONS -- 15.2%
   U.S. Treasury Bonds
     6.25%                        08/15/23        $1,540     $1,764,111
     6.12%                        11/15/27           975      1,124,042
   U.S. Treasury Bonds (CPI)
     3.62%                        04/15/28         1,300      1,308,408
   U.S. Treasury Notes
     5.75%                        09/30/99           750        758,677
     6.00%                        08/15/00         4,020      4,136,333
     6.25%                        02/28/02           750        794,240
     5.75%                        11/30/02         7,075      7,442,565
     5.50%                        05/31/03           650        681,765
TOTAL U.S. GOVERNMENT &
   AGENCY OBLIGATIONS
   (Cost $17,620,816)                                        18,010,141
                                                             ----------
MORTGAGE PASS-THROUGHS -- 69.8%
   Federal Home Loan Mortgage
     Corporation
     7.50%                        02/27-05/27        881        902,371
   Federal National Mortgage Association
     6.50%                        02/13-06/28      5,522      6,076,312
     8.00%                        11/01/13         1,060      1,113,135
   Government National Mortgage
     Association
     9.00%                        05/18-07/21      2,515      2,682,881
     8.50%                        01/17-09/21      2,529      3,114,838
     8.00%                        01/17-10/25     12,127     11,505,228
     6.50%                        06/23-04/26      8,313      8,497,040
     7.50%                        01/22-11/27     19,508     20,240,038
     6.00%                        07/20/27         1,477      1,489,586
     7.00%++                      01/28-05/28     26,499     27,309,282
                                                             ----------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $80,041,368)                                         82,930,711
                                                             ----------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.9%
   Residential Asset Securitization Trust,
     Series 98-A8, Class A2
     6.75%                        06/25/28         1,060      1,066,816
                                                             ----------
    (Cost $1,058,850)

COMMERCIAL MORTGAGE BACKED
  SECURITIES -- 2.6%
   Federal Housing Authority, INSD
     Project, Series 82
     7.43%                        09/01/22         1,541      1,595,137
   Merit Securities Corp., Series 98-11,
     Class 1A1
     6.58%                        07/28/22           684        684,035
   Morgan Stanley Capital, Inc.
     Series 98-WF1, Class A1
     6.25%                        07/15/07           739        756,819
                                                             ----------
TOTAL COMMERCIAL MORTGAGE
  BACKED SECURITIES
  (Cost $3,012,718)                                           3,035,991
                                                             ----------

                                                    Par
                                  Maturity         (000)       Value
                                  --------        -------    ----------
PROJECT LOANS -- 13.9%
   Castle Terrace, Construction Loan
     Collateral
     9.00%                        10/01/38        $  403     $  439,750
   Castle Terrace, Construction Loan
     Committment
     8.00%                        10/01/38         1,101      1,201,770
   Excelsior II Apartments, Construction
     Loan Collateral
     7.87%                        02/01/39           663        725,284
   Excelsior II Apartments, Construction
     Loan Committment
     7.87%                        02/01/39           337        369,453
   Federal Housing Administration,
     Arrowhead Springs Apartments,
     Construction Loan Collateral
     7.55%                        02/01/39           758        809,708
   Federal Housing Administration,
     Arrowhead Springs Apartments,
     Construction Loan Committment
     7.55%                        02/01/39           357        381,965
   Federal Housing Administration,
     Creekwood Apartments,
     Construction Loan Collateral
     7.30%                        11/30/38         1,778      1,896,373
   Federal Housing Administration,
     Creekwood Apartments,
     Construction Loan Committment
     7.18%                        11/30/38           222        237,252
   Federal Housing Administration,
     Greens At Viera East Apartments,
     Construction Loan Collateral
     7.87%                        12/01/38         1,026      1,104,558
   Federal Housing Administration,
     Greens At Viera East Apartments,
     Construction Loan Committment
     7.87%                        12/01/38           318        342,200
   Federal Housing Administration,
     Prairie District Lofts, Construction
     Loan Collateral
     7.41%                        12/01/38           569        602,245
   Federal Housing Administration,
     Prairie District Lofts, Construction
     Loan Committment
     7.41%                        12/01/38           916        970,068
   Federal Housing Administration,
     Renaissance Place Apartments,
     Construction Loan Collateral
     7.37%                        02/01/39         1,272      1,354,014
   Federal Housing Administration,
     Renaissance Place Apartments,
     Construction Loan Committment
     7.37%                        02/01/39           607        646,185
   Federal Housing Administration,
     Triangle Point Apartments,
     Construction Loan Collateral
     7.75%                        09/30/38           591        639,550
   Federal Housing Administration,
     Triangle Point Apartments,
     Construction Loan Committment
     7.75%                        09/30/38         1,376      1,488,593
   Federal Housing Administration,
     Village At Stone Falls, Construction
     Loan Collateral
     7.37%                        01/01/39         1,009      1,072,362


See accompanying notes to financial statements.

                                 BlackRock Funds


                             STATEMENT OF NET ASSETS
                           GNMA PORTFOLIO (Concluded)


                                                    Par
As of September 30, 1998          Maturity         (000)       Value
                                  --------        -------    ----------
PROJECT LOANS (Continued)
   Federal Housing Administration,
     Village At Stone Falls, Construction
     Loan Committment
     7.37%                        01/01/39        $  543    $   577,646
   Timber Ridge Apartments, Construction
     Loan Collateral
     7.50%                        06/01/37         1,314      1,417,257
   Timber Ridge Apartments, Construction
     Loan Committment
     7.50%                        06/01/37           186        200,868
                                                            -----------
TOTAL PROJECT LOANS
   (Cost $15,265,529)                                        16,477,101
                                                            -----------
SHORT TERM INVESTMENTS -- 0.7%
   Galileo Money Market Fund
     (Cost $851,516)                                 852        851,516
                                                            -----------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $117,850,797*)                            103.1%   122,372,276

LIABILITIES IN EXCESS
  OF OTHER ASSETS                                  (3.1%)    (3,632,283)
                                                  ------    -----------
NET ASSETS (Applicable to 11,676,556
   Institutional shares, 10 Service
   shares, 52,918 Investor A shares,
   16,463 Investor B shares and 10
   Investor C shares outstanding)                  100.0%  $118,739,993
                                                   =====   ============



                                                               Value
                                                             ----------
NET ASSET VALUE AND REDEMPTION
   PRICE PER INSTITUTIONAL, SERVICE
   AND INVESTOR A SHARE
   ($118,573,474 (DIVIDE) 11,729,484)                            $10.11
                                                                 ======
OFFERING PRICE PER INSTITUTIONAL
   AND SERVICE SHARE                                             $10.11
                                                                 ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($10.11 (DIVIDE) .955)                                        $10.59
                                                                 ======

NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE
   (subject to a contingent deferred
   sales charge of 4.5%)
   PER INVESTOR B SHARE
   ($166,417 (DIVIDE) 16,463)                                    $10.11
                                                                 ======
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (subject to a contingent deferred
  sales charge of 4.0%)
  PER INVESTOR C SHARE
  ($102 (DIVIDE) 10)                                             $10.11
                                                                 ======

----------

* Also cost for Federal income tax purposes. The gross unrealized appreciation on a tax basis is $4,521,479

++ Principal amount of securities pledged as collateral of $500,000 on 127 short U.S. Treasury Notes future contracts, 34 long U.S. Treasury Note future contracts and 19 long U.S. Treasury Bond future contracts expiring December, 1998. The value of such contracts on September 30, 1998 was $21,828,875, thereby resulting in an unrealized loss of $643,289.

See accompanying notes to financial statements.

                                 BlackRock Funds


                             SCHEDULE OF INVESTMENTS
                            MANAGED INCOME PORTFOLIO
                                                    Par
As of September 30, 1998          Maturity         (000)       Value
                                  --------        -------    ----------
U.S. GOVERNMENT & AGENCY
   OBLIGATIONS -- 15.2%
   Overseas Private Investment Co.
     6.84%                        02/15/05        $  620     $  667,721
     6.46%                        12/06/06           156        161,927
     5.92%                        12/16/06         1,610      1,631,131
     6.27%                        12/16/06         2,735      2,829,258
     6.38%                        12/16/06         1,476      1,532,882
     6.53%                        12/16/06           384        400,024
     5.88%                        05/29/12           481        484,104
     6.27%                        05/29/12           310        326,259
   Small Business Administration
     Participation Certificates,
     Series 97, Class A
     6.35%                        08/15/22         5,099      5,111,692
   Small Business Administration
     Participation Certificates,
     Series 96-20B, Class 1
     6.37%                        02/01/16         6,961      7,237,122
   Small Business Administration
     Participation Certificates,
     Series 96-20K, Class 1
     6.95%                        11/10/16         9,416     10,020,140
   Small Business Administration
     Participation Certificates,
     Series 97-20B, Class 1
     7.10%                        02/01/17         6,757      7,411,115
   Small Business Administration
     Participation Certificates,
     Series 97-20F, Class 1
     7.20%                        06/01/17         2,186      2,361,559
   Small Business Administration
     Participation Certificates,
     Series 97-20G, Class 1
     6.85%                        07/01/17        12,402     13,215,418
   U.S. Treasury Bonds
     8.75%                        11/15/08         9,880     11,766,174
    12.75%                        11/15/10         9,375     13,962,273
     8.50%                        02/15/20        28,500     40,593,111
     6.25%                        08/15/23         3,032      3,473,237
     6.50%                        11/15/26        12,150     14,489,900
     6.12%                        11/15/27         8,663      9,987,257
     5.50%                        08/15/28        18,680     20,211,213
   U.S. Treasury Bonds (CPI)
     3.62%                        04/15/28        38,565     38,814,420
   U.S. Treasury Notes
     5.75%                        09/30/99        19,840     20,069,541
     5.87%                        11/15/99        23,000     23,330,899
     5.25%                        08/15/03         7,540      7,878,395
     6.12%                        08/15/07           700        783,496
     5.62%                        05/15/08         7,115      7,792,370
   U.S. Treasury Notes (CPI)
     3.37%                        01/15/07        13,545     13,738,015
                                                            -----------
TOTAL U.S. GOVERNMENT &
   AGENCY OBLIGATIONS
    (Cost $267,675,025)                                     280,280,653
                                                            -----------
MORTGAGE PASS-THROUGHS -- 19.8%
   Federal Home Loan Mortgage
     Corporation
     9.00%                        07/01/01            63         65,481
     6.50%                        08/10-03/11     17,451     17,822,890
     6.00%                        11/12-06/13      7,377      7,462,715
     7.00%                        05/01/26           971        997,194
     8.00%                        02/01/27         6,105      6,328,218
     7.50%                        12/6-10/27      20,090     20,949,642

                                                    Par
                                  Maturity         (000)       Value
                                  --------        -------    ----------
MORTGAGE PASS-THROUGHS (Continued)
   Federal National Mortgage Association
     9.50%                        03/01/05      $     25       $   26,071
     6.80%                        07/23/07        12,025       12,574,542
     6.00%                        12/99-10/17    107,783      107,756,714
   Federal National Mortgage Association
     4.43%**                      12/25/08         4,595        4,549,419
     7.00%                        10/10-05/26      3,651        3,746,815
     6.50%                        02/11-09/28     68,513       69,670,627
   Government National Mortgage
     Association
     7.25%                        04/15/15         1,249        1,297,662
     9.00%                        03/18-11/20      1,656        1,766,433
     8.50%                        01/17-11/21        596          629,307
     9.50%                        09/16-12/24      1,460        1,569,217
     6.00%                        07/20/27        20,326       20,503,714
     7.50%                        04/23-09/27      1,308        1,356,699
     6.50%                        11/23-01/28     46,290       47,316,965
     7.00%                        02/26-09/28     25,936       26,765,274
     8.00%                        02/22-05/37      5,082        5,397,460
   MLCC Mortgage Investors, Inc.,
     Series 95-C, Class D
     8.04%**                      05/25/15         3,506        3,763,472
   MLCC Mortgage Investors,
     Inc., Series 96-C1, Class A2
     7.24%                        04/25/28         7,113        7,558,674
   MLCC Mortgage Investors, Inc.,
     Series 96-C1, Class A3
     7.42%                        04/25/28         5,500        6,017,344
   MLCC Mortgage Investors, Inc.,
     Series 96-C2, Class E
     6.96%                        11/21/28         2,725        2,732,664
                                                             ------------
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $351,243,810)                                        378,625,213
                                                             ------------
MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS -- 1.3%
   Federal Home Loan Mortgage Corporation,
     Series 2035, Class PE (IO)
     7.00%                        03/15/28         2,930          698,214
   Federal Home Loan Mortgage Corporation,
     Series 2043, Class IB (IO)
     7.00%                        04/15/28         2,587          590,757
   Federal National Mortgage Association
     Strip Notes, Series 279, Class 1 (PO)
     6.00%                        07/01/26           740          673,145
   Residential Accredit Loans, Inc.,
     Series 97-QS10, Class A1
     7.25%                        10/25/27        10,374       10,480,327
   Residential Accredit Loans, Inc.,
     Series 97-QS7, Class A1
     7.50%                        08/15/27         3,397        3,416,333
   Residential Asset Securitization Trust,
     Series 97-A7, Class A1
     7.50%                        09/25/27         7,782        7,826,067
                                                             ------------
TOTAL MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS
   (Cost $23,570,783)                                          23,684,843
                                                             ------------
COMMERCIAL MORTGAGE BACKED
   SECURITIES -- 15.8%
   ACLC Franchise Loan Receivables
     Trust, Series 98-1, Class A1
     6.43%                        07/15/13        10,439       10,680,533
   Advanta Mortgage Loan Trust,
     Series 96-1, Class A7
     7.07%                        03/25/27         1,600        1,673,250

See accompanying notes to financial statements.

                                 BlackRock Funds


                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (Continued)

                                                    Par
As of September 30, 1998          Maturity         (000)       Value
                                  --------        -------    ----------
Commercial Mortgage Backed
Securities (Continued)
   Chase Credit Card Master Trust,
     Series 97-5, Class A
     6.19%                        08/15/05      $ 49,515     $ 51,238,685
   Chase Mortgage Finance Corp.,
     Series 98-S2, Class A1
     6.50%                        07/25/28         7,100        7,211,840
   Citicorp Mortgage Securities, Inc.,
     Series 98-6, Class A1
     6.50%                        07/25/28        12,633       12,820,771
   CS First Boston Mortgage Securities
     Corp., Series 95-AEW1, Class C
     7.45%                        11/25/27         4,050        4,115,812
   Discover Card Master Trust I
     Series 1998-6, Class A
     5.85%                        01/17/06         8,175        8,370,119
   DLJ Mortgage Acceptance Corp.,
     Series 98-2, Class 1PA1
     6.75%                        04/25/28        19,482       19,750,249
   Empire Funding Home Loan Owner
     Trust, Series 98-2, Class A4
     6.53%                        02/25/19        15,000       15,075,000
   FFCA Secured Lending Corp.,
     Series 1998-1, Class A1B
     6.73%                        07/18/13         8,246        8,585,407
   Fingerhut Master Trust, Series 98-2,
     Class A
     6.23%                        02/15/07         2,800        2,920,732
   First Nationwide Trust, Series 98-3,
     Class 1PPA
     6.50%                        07/31/28        16,775       16,918,900
   First Union-Lehman Brothers
     Commercial Mortgage,
     Series 98-C2, Class A2
     6.56%                        11/18/08        16,250       17,064,004
   FPlus Series 98-3, Class A8
     7.17%**                      05/10/24         7,300        7,637,625
   GMAC Commercial Mortgage Securities,
     Inc., Series 98-C2, Class A2
     6.42%                        05/15/31        13,000       13,512,308
   Health Care Receivables Securitization
     Program, Series 98-1, Class A
     6.22%                        06/01/02        13,800       13,984,841
   Impac Secured Assets Common
     Owner Trust, Series 98-1, Class A1
     6.70%                        02/25/07         1,942        1,946,780
   J.P. Morgan Commercial Mortgage
     Finance Corp., Series 96-C3,
     Class A1
     7.33%                        04/25/28         2,319        2,479,353
   Merit Securities Corp., Series 98-10,
     Class 2A1
     5.85%**                      05/28/25         2,531        2,538,331
   Merit Securities Corp., Series 98-11,
     Class 1A1
     6.58%**                      05/15/15         9,270        9,272,474
   Midland Royalty Acceptance Corp.,
     Series 96-C, Class A
     7.23%                        01/25/29         6,200        6,704,397
   Morgan Stanley, Series 95, Class D
     8.25%                        08/15/27         2,000        2,136,279
   Mortgage Capital Funding, Inc.,
     Series 98-MC2, Class A1
     6.32%                        06/18/30        11,558       12,004,644

                                                    Par
                                  Maturity         (000)       Value
                                  --------        -------    ----------
COMMERCIAL MORTGAGE BACKED
   SECURITIES (Continued)
   PNC Mortgage Securities Corp.,
     Series 97-6, Class A2
     6.60%                        07/25/27      $  8,936     $  9,025,351
   Prudential Securities Secured Financing
     Corp., Series 95-MCF2, Class F
     6.50%                        07/15/28        14,000       14,625,625
   Ryland Acceptance Corp., Series 78,
     Class B
     9.55%                        03/01/16           178          179,400
   Structured Asset Securitization Corp.,
     Series 98-C2, Class A
     5.85%**                      01/25/13         4,013        4,002,934
   Union Planters Mortgage Finance Corp.,
     Series 98-1, Class A3
     6.60%                        01/25/28         9,094        9,445,873
   USGI, Series 87
     7.43%                        12/01/22           916          948,302
                                                             ------------
TOTAL COMMERCIAL MORTGAGE
   BACKED SECURITIES
   (Cost $325,210,557)                                        286,869,819
                                                             ------------
PROJECT LOANS -- 3.3%
   Federal Housing Authority, Huntoon
     Paige, Construction Loan Collateral
     7.31%                        10/01/24        16,338       17,237,085
   Federal Housing Authority, Lakeland
     Nursing, Construction Loan Collateral
     7.87%                        12/01/34        11,831       12,606,916
   Federal Housing Authority,
     Meadowbrook of Topeka,
     Construction Loan Collateral
     8.50%                        08/01/22         1,667        1,834,166
   Federal Housing Authority, Riverwalk,
     Construction Loan Collateral
     8.22%                        06/01/36         1,565        1,708,788
   Federal Housing Authority, University
     Park Apartments, Construction Loan
     Collateral
     7.87%                        10/01/37         4,517        4,875,822
   Federal Housing Authority, Village
     Green, Construction Loan Collateral
     8.25%                        09/01/34         4,957        5,254,094
   Federal Housing Authority, Washington
     Pc94, Non-Public, Construction
     Loan Collateral
     6.90%                        02/01/14         2,202        2,261,378
   Federal Housing Authority, Whittier
     Rehab At Westborough, Construction
     Loan Commitment
     8.12%                        02/28/37           221          240,746
   Reilly Mortgage Securities, Series 97-A
     6.89%                        11/11/18         6,545        6,806,537
   Whittier Rehab At Westborough
     Project Loan
     8.12%                        02/28/37         7,146        7,773,073
                                                             ------------
TOTAL PROJECT LOANS
   (Cost $57,854,388)                                          60,598,605
                                                             ------------
ASSET BACKED SECURITIES -- 18.7%
   Arcadia Automobile Receivables Trust,
     Series 97-B, Class A3
     6.30%                        07/16/01         7,910        7,936,500
   Arcadia Automobile Receivables Trust,
     Series 97-C, Class A2
     6.05%                        11/15/00         5,993        5,997,041

See accompanying notes to financial statements.

                                 BlackRock Funds


                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (Continued)

                                                    Par
As of September 30, 1998          Maturity         (000)       Value
                                  --------        -------    ----------
ASSET BACKED SECURITIES (Continued)
   Arcadia Automobile Receivables Trust,
     Series 98-B, Class A3
     5.95%                        11/15/02      $ 17,500     $ 17,725,479
   Arcadia Automobile Receivables
     Trust, Series 98-C, Class A2
     5.51%                        02/15/02         2,750        2,742,695
   Arcadia Automobile Receivables Trust,
     Series 98-C, Class A3
     5.83%                        02/15/08        10,450       10,525,926
   Associates Manufactured Housing
     Pass-Through, Series 96-1, Class B1
     8.00%                        03/15/27         3,200        3,332,000
   Banc One Auto Grantor Trust,
     Series 97-B, Class A
     6.29%                        07/20/04         9,584        9,695,753
   Brazos Student Loan Finance Corp.,
     Series 98-A, Class A2
     6.06%**                      06/01/23         1,800        1,776,375
   CIT Group Securitization Corp.,
     Series 95-2, Class B
     7.65%                        05/15/26         7,650        7,583,062
   Copelco Capital Funding Corp.,
     Series 97-A, Class A3
     6.27%                        04/20/05        11,555       11,603,748
   Corporate Bond Backed Certificates,
     Series 97-10
     8.12%                        09/15/17         5,442        6,125,130
   Daimler-Benz Auto Grantor Trust,
     Series 97-A, Class A
     6.05%**                      03/31/05         3,663        3,708,264
   Equicon Home Equity Loan Trust,
     Series 93-1, Class I (IO)
     10.74%                       02/18/13         9,411          117,637
   Fifth Third Auto Grantor Trust,
     Series 96-B, Class A
     6.45%                        03/15/02         1,082        1,091,760
   First Security Auto Grantor Trust,
     Series 97-B, Class A
     6.10%                        04/15/03         2,261        2,279,500
   FMAC Loan Receivables Trust,
     Series 97-B, Class A
     6.85%                        09/01/19         6,691        7,017,158
   FMAC Loan Receivables Trust,
     Series 97-C, Class A
     6.75%                        12/15/19         1,295        1,351,109
   Green Tree Financial Corp.
     Series 97-3, Class B1
     7.51%                        07/15/28         2,500        2,489,938
   Green Tree Financial Corp.,
     Series 93-3, Class B
     6.85%                        10/15/18         4,000        4,010,469
   Green Tree Financial Corp.,
     Series 94-B, Class A
     7.85%                        07/15/04           983          992,202
   Green Tree Financial Corp.,
     Series 95-7, Class B1
     7.35%                        11/15/26         7,525        7,468,562
   Green Tree Financial Corp.,
     Series 95-A, Class A
     7.25%                        07/15/05         5,585        5,620,586
   Green Tree Financial Corp.,
     Series 96-2, Class B2
     7.90%                        04/15/27         2,500        2,378,478
   Green Tree Financial Corp.,
     Series 96-5, Class A7
     8.25%                        07/15/27         5,534        6,196,626
     Par
                                                    Par
                                  Maturity         (000)       Value
                                  --------        -------    ----------
ASSET BACKED SECURITIES (Continued)
   Green Tree Financial Corp.,
     Series 96-7, Class A6
     7.65%                        10/15/27      $  9,025     $  9,621,445
   Green Tree Financial Corp.,
     Series 96-8, Class B1
     7.95%                        01/01/05         3,000        3,032,267
   Green Tree Financial Corp.,
     Series 97-1, Class B1
     7.23%                        03/02/28         9,000        8,908,803
   Green Tree Financial Corp.,
     Series 97-2, Class A7
     7.62%                        04/15/27         2,717        2,954,233
   Green Tree Financial Corp.,
     Series 97-3, Class A7
     7.64%                        07/15/28         6,050        6,623,281
   Green Tree Financial Corp.,
     Series 97-3, Class B2
     8.03%                        07/15/28         7,050        6,782,259
   Green Tree Home Improvement Loan
     Trust, Series 94-D, Class M
     9.05%                        01/15/15           500          526,206
   Green Tree Home Improvement Loan
     Trust, Series 96-C, Class HIB1
     7.75%                        06/15/21         6,850        6,852,360
   Green Tree Home Improvement Loan
     Trust, Series 97-A, Class Hem2
     7.90%                        03/15/28         5,150        5,364,773
   Keycorp Student Loan Trust,
     Series 95-B, Class A
     5.75%                        09/27/24         9,851        9,850,585
   Mellon Bank Home Equity Loan Trust,
     Series 96-1, Class B2
     6.01%**                      04/15/26         3,526        3,525,512
   Newcourt Receivables Asset Trust,
     Series 97-1, Class A3
     6.11%                        05/20/05        15,400       15,450,531
   Nissan Auto Receivables Grantor Trust,
     Series 95-A, Class A
     6.10%                        08/15/01         2,180        2,183,526
   Nissan Auto Receivables Grantor Trust,
     Series 97-A, Class A
     6.15%                        02/17/03         6,616        6,637,916
   Puget Power Conservation Grantor
     Trust, Series 97-1, Class A
     6.23%                        07/11/02        10,521       10,626,427
   Railcar Leasing LLC, Series 97-1,
     Class A1
     6.75%                        07/15/06        11,169       12,026,169
   Sears Credit Account Master Trust,
     Series 95-5, Class A
     6.05%                        01/16/08         3,812        3,938,177
   Sears Credit Account Master Trust,
     Series 96, Class A
     6.45%                        10/15/06         4,200        4,347,759
   Sears Credit Account Master Trust,
     Series 97-1, Class A
     6.20%                        07/15/03         8,000        8,265,772
   Sears Credit Account Master Trust,
     Series 98-1, Class A
     5.80%                        08/01/01         7,900        7,969,125
   Sears Credit Card Master Trust,
     Series 96-3, Class A
     7.00%                        07/15/08        11,600       12,441,786

See accompanying notes to financial statements.

                                 BlackRock Funds


                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (Continued)

                                                    Par
As of September 30, 1998          Maturity         (000)       Value
                                  --------        -------    ----------
ASSET BACKED SECURITIES (Continued)
   The Money Store Business Loan
     Backed Securities, Series 97-1,
     Class A
     6.39%**                      04/15/28      $  7,931     $  7,966,053
   The Money Store Home Equity Trust,
     Series 96-B, Class A5
     7.18%                        12/15/14        12,950       12,995,407
   The Money Store Home Equity Trust,
     Series 97-C, Class MH2
     7.35%                        02/15/24         2,775        2,851,994
   World Omni Automobile Lease
     Securitization Corp., Series 97-B,
     Class A1
     6.07%                        11/25/03        12,500       12,558,594
                                                             ------------
TOTAL ASSET BACKED SECURITIES
   (Cost $288,487,992)                                        314,066,958
                                                             ------------
CORPORATE BONDS -- 22.5%
Finance -- 11.8%
   AFC Capital Trust I
     8.20%                        02/03/27         6,100        6,948,255
   Allmerica Financial Corp.
     7.62%                        10/15/25           400          434,569
   AMB Property L.P.
     6.90%**                      06/30/05         2,600        2,670,538
   American General Capital Securities
     7.57%                        12/01/45        10,250       10,954,926
   Ameritech Capital Funding Corp.
     6.55%                        01/15/28         3,330        3,433,906
   Amvescap PLC
     6.60%                        05/15/05         2,200        2,255,308
   AT&T Capital Corp.
     6.25%                        05/15/01         4,500        4,557,074
   Bank of New York
     7.78%                        12/01/26         2,150        2,281,687
   BankAmerica Institutional
     7.70%                        12/31/26         3,100        3,222,568
   BGB Finance
     6.62%                        12/30/99         8,000        8,115,704
   British Gas Finance
     6.62%                        06/01/18         3,700        3,644,078
   Calenergy Co Inc
     7.23%                        09/15/05         5,225        5,226,633
   Crown Cork & Seal, S.A.
     6.75%                        12/15/03         3,000        3,071,986
   Equitable Life Assurance Society
     7.70%                        12/01/15         7,000        7,673,557
   Fairfax Financial
     8.30%(DOUBLE DAGGER)         04/15/26         7,400        7,865,307
   Farmers Exchange Capital
     7.20%                        07/15/48         4,000        3,997,833
   Federal Express
     7.60%                        07/01/47         2,750        2,674,225
   First of America
     8.12%                        01/31/27         5,350        5,760,360
   Ford Motor Credit Corp.
     6.12%                        04/28/03           815          844,381
   General Electric Global Insurance
     Holding Corp.
     7.00%                        02/15/26         2,050        2,269,237
   General Motors
     8.80%                        03/01/21         3,000        3,746,250
   Goldman Sachs Escrow Corp.
     7.00%                        08/01/03        12,025       11,936,135

                                                    Par
                                  Maturity         (000)       Value
                                  --------        -------    ----------
CORPORATE BONDS (Continued)
Finance (Continued)
   Goldman Sachs Group LP
     6.25%                        02/01/03      $  6,030     $  6,118,771
   Household International Corp.
     6.00%                        03/15/99        10,000       10,025,000
   HSBC America Capital II
     8.38%                        05/15/27         9,900        9,653,475
   Ikon Capital Resources
     6.93%                        06/07/99        11,700       11,721,986
   Larwin Group - Participation in
     Asset Exchange
     8.00%                        12/01/99            13           12,515
   Lehman Brothers Holdings, Inc.
     6.75%                        09/24/01         8,000        7,865,916
     6.20%                        01/15/02         7,200        6,972,167
   Liberty Mutual Insurance Co.
     7.69%                        10/15/47         8,250        8,074,417
   Lowes Co.
     6.87%                        02/15/28         3,000        3,108,519
   Mellon Capital II
     7.99%                        01/15/27         9,040        9,712,902
   Merrill Lynch & Co.
     6.47%                        06/27/00         8,550        8,705,026
   Metropolitan Life Insurance Co.
     6.30%                        11/01/03         3,600        3,717,849
   Paine Webber, Inc.
     6.31%                        07/22/99         5,000        5,020,292
   Panamerican Beverages
     7.25%                        07/01/09         8,735        8,020,769
   Riggs Capital Trust II Preferred
     Securities, Series C
     8.87%                        03/15/27         4,500        4,672,070
   Salomon, Inc.
     8.90%                        02/15/00         3,600        3,768,259
   Yorkshire Power Finance
     6.49%                        02/25/08         4,100        4,224,328
                                                             ------------
                                                              214,978,778
                                                             ------------
Industrial -- 5.6%
   Albertson's, Inc.
     6.62%                        06/01/28         3,825        3,844,889
   Burlington North Santa Fe
     6.70%                        08/01/28         1,795        1,819,469
   Dayton Hudson Corp.
     5.95%                        06/15/00         3,400        3,442,843
   ERAC USA Finance Co.
     6.95%                        03/01/04         1,017        1,049,419
   Hasbro, Inc.
     6.60%                        07/15/28         3,825        3,867,554
   IBM Corp.
     6.50%                        01/15/28         4,700        4,892,736
   Litton Industries, Inc.
     6.75%                        04/15/18         1,630        1,650,470
   Mckesson Corp.
     6.30%                        03/01/05         5,500        5,658,963
   Proctor & Gamble
     9.36%                        01/01/21         9,350       12,382,536
   RJR Nabisco, Inc.
     8.75%                        04/15/04         8,075        8,384,339
     6.85%                        06/15/05         8,300        8,268,937
     7.05%                        07/15/07         3,380        3,364,663
     7.55%                        06/15/15         5,950        5,858,184
   TCI Communications, Inc.
     6.37%                        05/01/03         4,140        4,327,775


See accompanying notes to financial statements.

                                 BlackRock Funds


                             SCHEDULE OF INVESTMENTS
                      MANAGED INCOME PORTFOLIO (Concluded)

                                                    Par
As of September 30, 1998          Maturity         (000)       Value
                                  --------        -------    ----------
CORPORATE BONDS (Continued)
Industrial (Continued)
   Time Warner, Inc.
     4.90%                        07/29/99      $  9,600     $  9,550,464
     6.10%                        12/30/01         8,350        8,548,313
   USA Waste Management, Inc.
     6.12%                        07/15/01         5,455        5,555,574
   Williams Companies, Inc.
     6.50%                        08/01/06         9,360        9,596,409
                                                           --------------
                                                              102,063,537
                                                           --------------
Telecommunications -- 1.7%
   BellSouth Telecommunications, Inc.
     7.00%                        12/01/45         6,200        6,925,912
   U.S. West Capital Funding, Inc.
     6.87%                        07/15/28        11,450       12,364,070
   Worldcom, Inc.
     7.75%                        04/01/27         9,710       11,398,003
                                                           --------------
                                                               30,687,985
                                                           --------------
Utility -- 2.0%
   Avon Energy Partnership
     6.73%                        12/11/02         1,100        1,144,846
   CSW Energy
     6.87%                        10/01/01         2,250        2,329,222
   Israel Electric Corp., Ltd.
     7.12%                        07/15/05        13,650       13,910,201
    7.87%                         12/15/26         6,000        5,906,145
   Mobile Energy Services, L.L.C.
     8.66%                        01/01/17         3,577          894,275
   Pennsylvania Power & Light Co.
     9.37%                        07/01/21         2,500        2,762,500
   Philadelphia Electric
     9.08%                        12/20/99         3,000        3,106,014
   Texas Utilities Electric Co.
     7.87%                        04/01/24         6,000        6,496,535
                                                           --------------
                                                               36,549,738
                                                           --------------
Yankee -- 1.4%
   Den Norske Stats Oljesel
     7.37%                        05/01/16           300          338,824
   Empresa Electrica Pehuenche
     7.30%                        05/01/03        11,000        9,868,381
   Landeskreditbank Baden-Wurttemberg
     7.62%                        02/01/23         8,865       10,379,235
   Transcanada
     6.49%                        01/29/09         3,818        3,993,873
                                                           --------------
                                                               24,580,313
                                                           --------------
TOTAL CORPORATE BONDS
   (Cost $404,342,961)                                        408,860,351
                                                           --------------

                                                    Par
                                  Maturity         (000)       Value
                                  --------        -------    ----------
TAXABLE MUNICIPAL BONDS -- 1.2%
   Los Angeles County Taxable
     Pension Obligation
     8.62%                        06/30/06      $  7,800     $  9,399,000
     6.97%                        06/30/08         7,355        8,191,631
   New Jersey Economic Development
     Authority
     7.21%                        02/15/18        14,500        4,573,010
                                                           --------------
TOTAL TAXABLE MUNICIPAL BONDS
   (Cost $19,795,455)                                          22,163,641
                                                           --------------
SHORT TERM INVESTMENTS -- 2.2%
   Federal Home Loan Bank Corp.
     Discount Notes
     5.38%                        10/01/98        32,735       32,735,000
   Galileo Money Market Fund                       7,527        7,527,408
                                                           --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $40,262,408)                                          40,262,408
                                                           --------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $1,778,443,379*)                                   $1,815,412,491
                                                           ==============


----------

* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                            $44,566,312
     Gross unrealized depreciation                             (7,597,200)
                                                              -----------
                                                              $36,969,112
                                                              ===========

#    Total or partial securities on loan.

**    Rates shown are the rates as of September 30, 1998.

++ Principal amount of securities pledged as collateral of $7,900,000 on 40 short U.S. Treasury Bonds and 1,105 short U.S.Treasury Notes future contracts expiring December 1998. The value of such contracts on September 30, 1998 was $139,447,188, thereby resulting in an unrealized loss of $8,017,953.

See accompanying notes to financial statements.

                                 BlackRock Funds


                       STATEMENT OF ASSETS AND LIABILITIES
                             MANAGEDINCOME PORTFOLIO

September 30, 1998

ASSETS
   Investments at value (Cost $1,778,443,379) ..........   $1,815,412,491
   Collateral received for securities loaned ...........        9,514,000
   Interest receivable .................................       17,944,132
   Principal receivable ................................            3,045
   Investments sold receivable .........................      153,749,635
   Capital shares sold receivable ......................          284,242
   Futures commissions .................................            9,489
                                                           --------------
          TOTAL ASSETS .................................    1,996,917,034
                                                           --------------
LIABILITIES
   Payable upon return of securities loaned ............        9,514,000
   Investments purchased payable .......................      203,790,040
   Capital shares redeemed payable .....................          752,693
   Distributions payable ...............................        7,775,189
   Accrued expenses payable ............................        1,141,946
   Deferred dollar roll income .........................            8,347
   Reverse repurchase agreements payable ...............      160,576,834
   Futures margin payable ..............................        1,126,719
                                                           --------------
          TOTAL LIABILITIES ............................      384,685,768
                                                           --------------
NET ASSETS (Applicable to 125,422,613 Institutional
   shares, 24,204,344 Service shares,
   1,399,501 Investor A shares and 435,798
   Investor B shares outstanding) ......................   $1,612,231,266
                                                           --------------
                                                           --------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE
   ($1,335,053,946 (DIVIDE) 125,422,613) ...............   $        10.64
                                                           --------------
                                                           --------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE
   ($257,641,561 (DIVIDE) 24,204,344) ..................   $        10.64
                                                           --------------
                                                           --------------
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE
   ($14,896,948 (DIVIDE) 1,399,501) ....................   $        10.64
                                                           --------------
                                                           --------------
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($10.64 (DIVIDE) 0.955) .............................   $        11.14
                                                           --------------
                                                           --------------
NETASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent
   deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($4,638,811 (DIVIDE) 435,798)...   $        10.64
                                                           --------------
                                                           --------------


See accompanying notes to financial statements.

                                 BlackRock Funds


                             SCHEDULE OF INVESTMENTS
                          INTERNATIONAL BOND PORTFOLIO

                                                 Par**
As of September 30, 1998          Maturity       (000)        Value
                                  --------       -----    -----------
Foreign Bonds -- 85.3%
Canada -- 5.8%
   Canada Trust Company Mortgage
     5.63%                        01/01/02     $ 2,255    $ 1,487,042
   Government of Canada
     9.50%                        06/01/10       1,250      1,139,303
                                                        -------------
                                                            2,626,345
                                                        -------------
Denmark -- 4.0%
   Kingdom of Denmark
     8.00%                        05/15/03      10,000      1,807,078
                                                        -------------
France -- 10.3%
   European Investment Bank
     5.00%                        04/15/08       2,180      2,718,138
   Government of France
     5.50%                        10/25/07      10,000      1,972,773
                                                        -------------
                                                            4,690,911
                                                        -------------
Germany -- 22.9%
   Deutsche Telekom International
     Financial
     5.25%                        05/20/08       2,000      1,259,461
   Deutschland Republic
     6.50%                        07/04/27       5,500      4,096,329
   Federal Republic of Germany
     5.25%                        02/21/01       3,500      2,175,786
   Treuhandanstalt
     7.75%                        10/01/02       4,200      2,894,905
                                                        -------------
                                                           10,426,481
                                                        -------------
Italy -- 8.7%
   Bayerische Vereinsbank
     9.65%                        08/04/00   2,740,000      1,822,922
   Buoni Poliennali del Tes
     6.75%                        07/01/07   3,000,000      2,129,384
                                                        -------------
                                                            3,952,306
                                                        -------------
Japan -- 10.6%
   Federal National Mortgage Association
     1.75%                        03/26/08     310,000      2,426,572
   Japan-203B
     1.80%                        06/20/08     300,000      2,411,107
                                                        -------------
                                                            4,837,679
                                                        -------------
Spain -- 5.3%
   Government of Spain
     11.30%                       01/15/02     280,000      2,428,775
                                                        -------------
Sweden -- 3.8%
   Kingdom of Sweden
     10.25%                       05/05/00      12,400      1,723,347
                                                        -------------
United Kingdom -- 13.9%
   Abbey National Treasury Services
     8.00%                        04/02/03         600      1,084,011
   Bayerische Landesbank Girozentrale
     7.87%                        12/07/06       1,100      2,051,052
   Halifax Building Society PLC
     6.50%                        02/16/04         450        772,382
   United Kingdom Government
     7.25%                        12/07/07       1,200      2,398,080
                                                        -------------
                                                            6,305,525
                                                        -------------
Total Foreign Bonds
  (Cost $35,583,409)                                       38,798,447
                                                        -------------


                                                 Par**
                                 Maturity        (000)       Value
                                 --------       ------    -----------
United States Corporate Bonds -- 4.8%
   U.S. Treasury Bonds
     5.50%                        08/15/28      $2,000    $ 2,163,941
                                                        -------------
    (Cost $2,043,712)

Short Term Investments -- 9.9%
   Federal Home Loan Mortgage Corp.
     Discount Notes
     5.38%                        10/01/98       4,500      4,500,000
                                                        -------------
    (Cost $4,500,000)

TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $42,127,121*)                                    $ 45,462,388
                                                        =============

---------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation on a tax basis is $3,335,267.
**    In local currency.


See accompanying notes to financial statements.

                                 BlackRock Funds

                       STATEMENT OF ASSETS AND LIABILITIES
                          INTERNATIONAL BOND PORTFOLIO

September 30, 1998

ASSETS
   Investments at value (Cost $42,127,121) .......................     $45,462,388
   Cash denominated in foreign currencies ($6,197,242) ...........       6,049,005
   Cash ..........................................................          56,651
   Interest receivable ...........................................       1,128,527
   Capital shares sold receivable ................................          91,184
   Cash segregated for futures collateral ........................         200,000
   Net unrealized appreciation on forward foreign
     currency contracts ..........................................         131,444
                                                                       -----------
          TOTAL ASSETS ...........................................      53,119,199
                                                                       -----------
LIABILITIES
   Capital shares redeemed payable ...............................             250
   Distributions payable .........................................         209,990
   Accrued expenses payable ......................................          87,210
   Net unrealized depreciation on forward foreign
     currency contracts ..........................................       2,324,559
                                                                       -----------
          TOTAL LIABILITIES ......................................       2,622,009
                                                                       -----------
NET ASSETS (Applicable to 3,885,275 Institutional shares, 209,889
    Service shares, 151,735 Investor A shares, 134,499
    Investor B shares and 111,109 Investor C shares outstanding) .     $50,497,190
                                                                       -----------
                                                                       -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($43,671,750 (DIVIDE) 3,885,275) ......     $     11.24
                                                                       -----------
                                                                       -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($2,359,217 (DIVIDE) 209,889) ...............     $     11.24
                                                                       -----------
                                                                       -----------
NET ASSET VALUE  AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($1,705,546 (DIVIDE) 151,735) ............     $     11.24
                                                                       -----------
                                                                       -----------
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   (11.24 (DIVIDE) 0.950) ........................................     $     11.83
                                                                       -----------
                                                                       -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR B SHARE ($1,511,818 (DIVIDE) 134,499) ............     $     11.24
                                                                       -----------
                                                                       -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR C SHARE ($1,248,859 (DIVIDE) 111,109) ............     $     11.24
                                                                       -----------
                                                                       -----------


See accompanying notes to financial statements.

                                 BlackRock Funds


                             STATEMENT OF NET ASSETS
                            TAX-FREE INCOME PORTFOLIO

                                                  Par
As of September 30, 1998         Maturity        (000)        Value
                                 --------       ------     ----------
Municipal Bonds -- 96.3%
Alabama -- 1.9%
   Alabama Hsg. Fin. Auth. Single
     Family Mtg. Rev., Coll. Home Mtg.
     Bd. Prj., Ser. 94B -1
     6.65%                        10/01/25      $1,195    $ 1,302,550
   Alabama Rev., Private Col. & Tuskegee
     Univ. Prj., Ser. 96A
     5.90%                        09/01/16       1,000      1,098,750
   Alabama G.O., Ser. 90
     7.00%                        08/01/05         340        367,200
   Courtland Ind. Dev. Rev., Champion Int.
     Corp. Prj., Ser. 92
     7.20%                        12/01/13       1,000      1,113,750
   Mobile G.O., Ser. 96
     5.00%                        02/15/16       1,000      1,020,000
   Shelby Cnty. Bd. of Ed. Rev., Ser. 95
     5.70%                        02/01/09         680        748,000
                                                        -------------
                                                            5,650,250
                                                        -------------
Alaska -- 0.9%
   Alaska Ind. Dev. & Expt. Auth. Revolving
     Fund Rev., Ser. 97A
     6.00%                        04/01/07       2,500      2,800,000
                                                        -------------
Arizona -- 0.6%
   Maricopa Cnty. G.O., Arizona Cmnty.
     Coll. Dist. Prj., Ser. 95A
     6.00%                        07/01/06         340        372,725
   Phoenix G.O., Ser. 92
     6.12%                        07/01/03       1,030      1,133,000
     6.37%                        07/01/13         200        220,000
                                                        -------------
                                                            1,725,725
                                                        -------------
California -- 3.9%
   California Hsg. Fin. Agcy. Rev.,
     Home Mtg. Prj., Ser. 93C
     5.65%                        08/01/14       2,000      2,090,000
   California St. Amt. Veterans G.O.,
     Ser. 97BH
     5.40%                        12/01/16       2,000      2,065,000
   California St. G.O., Ser. 90
     6.50%                        11/01/06         340        401,625
   California St. G.O., Ser. 91
     6.20%                        09/01/03       1,000      1,112,500
   California St. G.O., Ser. 94
     6.20%                        11/01/02       1,000      1,097,500
   Los Angeles G.O., Ser. 94A
     5.80%                        09/01/07         340        383,775
   M-S-R Pub. Pwr. Agy. Rev.,
     San Juan Prj., Ser. 97G
     5.37%                        07/01/14       2,850      3,028,125
   Sacramento Mun. Elec. Util. Rev.,
     Ser. 92C
     5.75%                        11/15/09         510        555,262
   Tri City Hosp. Dist. Rev., Ser. 96A
     5.37%                        02/15/07       1,000      1,103,750
                                                        -------------
                                                           11,837,537
                                                        -------------
Colorado -- 3.3%
   Arapahoe Cnty. Cap. Imp. Trust Fund
     Hwy. Rev., Ser. 86
     7.16%                        08/31/04         900        712,125
   Denver City & Cnty. Arpt. Rev., Ser. 90A
     8.00%                        11/15/25       2,745      2,998,912


                                                  Par
                                 Maturity        (000)        Value
                                 --------       ------    -----------

Municipal Bonds (Continued)
Colorado (Continued)
   Denver City & Cnty. Apt. Rev., Ser. 96D
     5.50%                        11/15/25      $3,000    $ 3,161,250
   Denver City & Cnty. Apt. Rev.,
     Prerefunded Ser. 91D
     7.00%                        11/15/25         210        228,900
   Denver City & Cnty. Apt. Rev.,
     Prerefunded Ser. 92C
     6.75%                        11/15/13          60         67,425
   Denver City & Cnty. Apt. Rev.,
     Unrefunded Ser. 91D
     7.00%                        11/15/25         790        847,275
   Denver City & Cnty. Apt. Rev.,
     Unrefunded Ser. 92C
     6.75%                        11/15/13         440        482,350
   Highlands Ranch Met. Dist.
     No. 2 G.O., Ser. 96
     6.25%                        06/15/07       1,000      1,163,750
   Jefferson Cnty. Sch. Dist. G.O., Ser. 92
     6.00%                        12/15/12         300        328,500
                                                        -------------
                                                            9,990,487
                                                        -------------
Connecticut -- 1.6%
   Mashantucket Western Pequot Tribe
     Spl. Rev., Sub-144A- Ser. 97B
     5.75%                        09/01/27       4,500      4,708,125
                                                        -------------
Delaware -- 2.3%
   Delaware Trans. Auth. Trans. Sys.
     Rev., Ser. 92
     5.62%                        07/01/05         440        473,550
   New Castle Cnty. G.O., Ser. 98
     5.00%                        10/01/07       2,810      3,006,700
     5.00%                        10/01/09       3,175      3,389,312
                                                        -------------
                                                            6,869,562
                                                        -------------
District of Columbia -- 0.4%
   District of Columbia G.O., Ser. 93
     6.00%                        06/01/11         950      1,079,437
   District of Columbia G.O., Ser. 93A-1
     6.00%                        06/01/11          50         57,437
                                                        -------------
                                                            1,136,874
                                                        -------------
Florida -- 1.3%
   Florida Dept. of Trans. G.O., Ser. 91
     6.25%                        07/01/07         400        430,000
   Santa Rosa Bay Bldg. Auth. Rev.,
     Ser. 96
     6.25%                        07/01/28       3,000      3,341,250
                                                        -------------
                                                            3,771,250
                                                        -------------
Georgia -- 2.2%
   Atlanta Apt. Fac. Rev., Ser. 94A
     6.50%                        01/01/10       1,000      1,203,750
   Columbus Wtr. & Sew. Rev., Ser. 92
     6.25%                        05/01/05       1,620      1,786,050
   Forsyth Cnty. Sch. Dist. G.O., Ser. 92
     6.70%                        07/01/12       1,000      1,220,000
   Georgia  G.O., Ser. 92A
     6.00%                        03/01/04         340        377,825
   Georgia Mun. Elec. Auth. Pwr. Rev.,
     Ser. 92B
     6.12%                        01/01/14         400        435,000


See accompanying notes to financial statements.

                                 BlackRock Funds


                              STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (Continued)
                                                  Par
As of September 30, 1998          Maturity       (000)       Value
                                 ----------     ------     ----------
Municipal Bonds (Continued)
Georgia (Continued)
   Georgia Mun. Elec. Auth. Pwr. Rev.,
     Ser. 93B
     5.70%                        01/01/19      $1,000    $ 1,117,500
   Gwinnett Cnty. G.O., Ser. 92
     6.00%                        01/01/10         400        435,000
                                                        -------------
                                                            6,575,125
                                                        -------------
Hawaii -- 1.4%
   Hawaii Dept. of Budget and Fin. Rev.,
     Ser. 90C
     7.37%                        12/01/20       4,000      4,350,000
                                                        -------------
Illinois -- 6.2%
   Chicago Motor Fuel Tax Rev., Ser. 90
     7.00%                        01/01/05       2,500      2,709,375
   Chicago Pk. Dist. G.O., Ser. 96
     5.50%                        01/01/16       2,250      2,376,566
   Chicago Res. Mtg. Rev., Ref. Ser. 92B
     7.00%                        10/01/09         555        259,466
   Cook Cnty. G.O., Ser. 96
     5.87%                        11/15/22       2,000      2,265,000
   Cook Cnty. G.O., Ser. 97A
     5.62%                        11/15/22       2,000      2,125,000
   Illinois  G.O., Ser. 94
     5.50%                        08/01/06         680        745,450
   Illinois Hlth. Facs. Auth. Rev., Hosp.
     Sisters Svcs. Inc. Prj.,  Ser 98A
     5.25%                        06/01/11       4,000      4,250,000
   Illinois Hsg. Dev. Auth. Rev., Multi-Family
     Prj., Ser. 94-5
     6.65%                        09/01/14       3,000      3,285,000
   Winnebago & Boone Cnty. G.O., Sch.
     Dist. No. 205 Prj., Ser. 92C
     5.90%                        02/01/05         500        551,875
                                                        -------------
                                                           18,567,732
                                                        -------------
Indiana -- 1.1%
   Indianapolis Ind. Pub. Imp. Bd. Rev.,
     Prerefunded Ser. 91C
     6.70%                        01/01/02       2,000      2,210,000
   Indianapolis Int. Apt. Auth. Rev., Federal
     Express Corp. Prj., Ser. 94
     7.10%                        01/15/17       1,000      1,127,500
                                                        -------------
                                                            3,337,500
                                                        -------------
Kansas -- 0.3%
   Johnson Cnty. G.O., Internal Insp. Prj.,
     Ser. 92A
     6.00%                        09/01/07         400        433,500
   Kansas Dept. of Trans. Rev., Ser. 94A
     6.00%                        09/01/12         400        438,500
                                                        -------------
                                                              872,000
                                                        -------------
Maryland -- 0.0%
   Baltimore Port Fac. Rev., E.I. du Pont
     Co. Prj., Ser. 84A
     6.50%                        10/01/11         100        110,375
                                                        -------------
Massachusetts -- 3.1%
   Massachusetts Bay Trans. Auth. Rev.,
     Ser. 95B
     5.37%                        03/01/20       1,000      1,032,500

                                                  Par
                                 Maturity        (000)         Value
                                 --------        -----        -------

Municipal Bonds (Continued)
Massachusetts (Continued)
   Massachusetts St. Hlth. & Ed. Fac.
     Auth. Rev., Newton-Wellesley Hosp.
     Prj., Ser. 97G
     6.12%                        07/01/15      $1,000    $ 1,120,000
   Massachusetts St. Indl. Fin. Agy. Rev.,
     Pkg. Fac. Avon Assoc. Prj., Ser. 98A
     5.37%                        04/01/20       5,000      5,106,280
   Massachusetts St. Wtr. Res. Auth. Rev.,
     Ser. 94A
     5.70%                        08/01/08         680         738,650
   New England Ed. Ln. Marketing Corp.
     Rev., Student Ln. Red. Prj., Ser. 93F
     5.62%                        07/01/04       1,350      1,434,375
                                                        -------------
                                                            9,431,805
                                                        -------------
Michigan -- 1.1%
   Greater Detroit Res. Recovery Auth.
     Rev., Ser. 93A
     6.25%                        12/13/08       1,000      1,162,500
   Huron Valley Sch. Dist. G.O., Ser. 96
     5.87%                        05/01/16       2,000      2,262,500
                                                        -------------
                                                            3,425,000
                                                        -------------
Minnesota -- 0.9%
   Metropolitan Council Minneapolis Rev.,
     St. Paul Metro. Area Prj., Ser. 91D
     6.60%                        09/01/04         510        537,412
   Southern Minnesota Mun. Pwr. Agcy.
     Sply. Sys. Rev., Ser. 86C
     5.00%                        01/01/17       2,310      2,310,577
                                                        -------------
                                                            2,847,989
                                                        -------------
Missouri -- 2.8%
   Lake of The Ozarks Cmnty. Bdg. Corp.
     Sys. Rev., Ser. 98
     5.25%                        12/01/14       4,915      4,798,294
   Missouri Env. Imp. & Energy Res.
     Auth. Poll. Ctrl. Rev., Assc. Elec.
     Coop. Thomas Hill Prj., Ser. 96
     5.50%                        12/01/11       3,415      3,662,648
                                                        -------------
                                                            8,460,942
                                                        -------------
Nebraska -- 0.5%
   Omaha Pub. Pwr. Dist. Elec. Rev.,
     Ser. 92B
     6.15%                        02/01/12       1,000      1,155,000
   Omaha Pub. Pwr. Dist. Elec. Rev.,
     Prerefunded Ser. 92A
     6.30%                        02/01/02         340        370,600
                                                        -------------
                                                            1,525,600
                                                        -------------
Nevada -- 1.3%
   Clark Cnty. Nevada Passenger Fac.
     Charge Rev., Ref. Las Vegas
     McCarran Intl. Prj., Ser. 98
     5.50%                        07/01/15       3,570      3,837,750
                                                        -------------
New Jersey -- 1.9%
   New Jersey Econ. Dev. Auth. Mkt.
     Trans. Fac. Rev., Ser. 94A
     5.80%                        07/01/08         495        546,975
   New Jersey Trans. Trust Fund Auth.
     Rev., Ser. 96B
     5.25%                        06/15/15       2,000      2,075,000

See accompanying notes to financial statements.

                                 BlackRock Funds

                              STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (Continued)
                                                 Par
As of September 30, 1998         Maturity       (000)      Value
                                ----------     -------  -------------
Municipal Bonds (Continued)
New Jersey (Continued)
   South Jersey Port. Corp. Rev., Ser. 93
     5.60%                        01/01/23      $2,980    $ 3,106,690
                                                        -------------
                                                            5,728,665
                                                        -------------
New Mexico -- 1.2%
   Los Alamos Cnty. Util. Inc. Sys. Rev.,
     Ser. 94A
     5.80%++                      07/01/06       1,500      1,657,500
   New Mexico Fin. Auth. Rev., Fed. Hwy.
     Grant Prj., Ser. 98A
     5.25%                        09/01/14       2,000      2,090,000
                                                        -------------
                                                            3,747,500
                                                        -------------
New York -- 8.6%
   New York City G.O., Ser. 95A
     6.00%++                      08/01/05       1,000      1,105,000
   New York City G.O., Ser. 95E
     6.50%                        08/01/02         285        312,788
   New York City G.O., Ser. 96A
     6.00%                        08/01/05       2,000      2,215,000
   New York City G.O., Ser. 96D
     5.60%                        11/01/05       1,000      1,097,500
   New York City G.O., Prerefunded Ser. 95B
     6.37%                        08/15/09         805        927,763
   New York City G.O., Unrefunded Ser. 95B
     6.37%                        08/15/09       3,035      3,406,828
   New York City G.O., Unrefunded Ser. 95E
     6.50%                        08/01/02         715        780,244
   New York City Ind. Dev. Agcy. Rev.,
     Terminal One Group Assn. Prj., Ser. 94
     6.00%                        01/01/08         360        389,700
     6.00%                        01/01/19         500        534,375
   New York St. Dorm. Auth. Rev.,
     Albany Cnty. Prj., Ser. 97
     5.50%                        04/01/06       1,000      1,081,250
   New York St. Dorm. Auth. Rev.,
     St. Josephs Hosp. Prj., Ser. 97
     5.25%                        07/01/18       3,000      3,093,750
   New York St. Hsg. Fin. Agcy. Rev.,
     Ser. 96A
     6.37%                        11/01/04       4,000      4,440,000
   New York St. Loc. Govt. Assist Corp.
     Rev., Ser. 95A
     5.70%                        04/01/08         340        374,000
   New York St. Urb. Dev. Corp. Rev.,
     Ser. 93
     5.62%                        01/01/07       2,750      2,970,000
   Port Auth. NY & NJ Spl. Oblig. Rev.,
     JFK Intl. Air Term. Prj., Ser. 97-6
     6.25%                        12/01/09       2,680      3,138,950
                                                        -------------
                                                           25,867,148
                                                        -------------
North Carolina -- 2.0%
   Eastern Mun. Pwr. Agcy. Sys. Rev.,
     Ser. 93C
     5.25%                        01/01/04       1,000      1,056,250
     5.37%                        01/01/05       1,250      1,337,500
   North Carolina Med. Care, Comm.
     Health Care Facs. Rev., Duke Univ.
     Health Sys. Prj., Ser. 98B
     5.00%                        06/01/28       3,250      3,210,165

                                                  Par
                                 Maturity        (000)      Value
                                 --------        -----     --------
Municipal Bonds (Continued)
North Carolina (Continued)
   North Carolina Mun. Pwr. Agcy. Rev.,
     Catawba Elec. Prj., Ser. 92A
     6.00%                        01/01/10      $  300     $  344,250
                                                        -------------
                                                            5,948,165
                                                        -------------
Ohio -- 2.1%
   Cleveland Pkg. Facs. Rev., Ser. 96
     5.37%                        09/15/12       2,370      2,553,655
   Cleveland-Cuyahoga Cnty. Port  Auth.
     Rev., Ser. 97
     6.00%                        03/01/07         750        772,500
   Columbus Refuse Coal, Fired Plant
     5-E-L, G.O., Ser. 91
     6.62%                        09/15/01         110        115,638
   Ohio St. Higher Ed. Fac. Commn. Rev.,
     Univ. Dayton Prj., Ser. 97
     5.35%                        12/01/17       2,000      2,122,500
   Ohio Wtr. Dev. Auth. Rev., Clean Wtr.
     Prj., Ser. 92
     5.65%                        12/01/05         300        324,000
   Olentangy Loc. Sch. Dist. G.O., Ser. 95A
     5.85%                        12/01/09         340        377,400
                                                        -------------
                                                            6,265,693
                                                        -------------
Oklahoma -- 0.4%
   Grand River Dam Auth. Rev., Ser. 93
     8.00%                        06/01/02       1,000      1,141,250
                                                        -------------
Oregon -- 0.1%
   Portland Swr. Sys. Rev., Ser. 92A
     6.00%                        10/01/12         300        330,000
                                                        -------------
Pennsylvania -- 20.1%
   Allegheny Cnty. Hosp. Dev. Auth. Rev.,
     Univ. of Pittsburgh Med. Ctr. Prj.,
     Ser. 95
     5.35%                        12/01/17       1,595      1,652,819
   Beaver Cnty. G.O., Ser. 96A
     5.75%                        10/01/15       1,000      1,115,000
   Beaver Cnty. Indl. Dev. Auth. Poll. Ctl.
     Rev., St. Joe Minerals Corp. Prj.,
     Ser. 77
     6.00%                        05/01/07       2,425      2,429,486
   Dauphin Cnty. Gen. Auth. Rev.,
     Hotel & Conf. Ctr. Hyatt Regency
     Prj., Ser. 98
     6.20%                        01/01/19       5,000      5,043,720
   Delaware Cnty. Auth. Rev., Mercy Hlth.
     Corp. Prj., Ser. 96
     5.75%                        12/15/20       2,400      2,646,000
   Delaware Valley Regl. Fin. Auth. Loc.
     Govt. Rev., Ser. 98A
     5.50%                        08/01/28       8,000      8,830,000
   Indiana Cnty. Ind. Dev. Auth. Poll. Ctrl.
     Rev., N.Y. St. Elec. & Gas Corp. Prj.,
     Ser. 95A
     6.00%                        06/01/06       2,500      2,821,875
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Kidspeace Oblig. Prj., Ser. 98
     6.00%                        11/01/23       4,000      4,365,000
   Montgomery Cnty. Hghr. Ed. and Hlth.
     Auth. Rev., Holy Redeemer Hosp.
     Prj., Ser. 97A
     5.25%                        10/01/23       3,000      3,082,500


See accompanying notes to financial statements.

                                 BlackRock Funds

                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (Continued)

                                                  Par
As of September 30, 1998         Maturity        (000)        Value
                                 --------       ------      ---------
Municipal Bonds (Continued)
Pennsylvania  (Continued)
   Pennsylvania Convention Ctr. Auth.
     Rev., Ser. 94A
     6.60%                        09/01/09      $4,250    $ 4,855,585
   Pennsylvania G.O., Ser. 94
     5.50%                        06/15/08       1,000      1,081,250
   Pennsylvania G.O., Ser. 96
     5.37%                        05/15/09       3,000      3,240,000
   Pennsylvania Intrgovtl. Coop. Auth. Spl.
     Tax Rev., City of Phila. Fdg. Prj.,
     Ser. 96
     5.50%                        06/15/20       4,000      4,190,000
   Philadelphia Indl. Dev. Auth. Rev.,
     PGH Dev. Corp. Prj., Ser. 93
     5.25%                        07/01/17       1,935      1,973,700
   Philadelphia Mun. Auth. Ref. Rev.,
     Ser. 93D
     6.12%                        07/15/08       1,000      1,098,750
   Pittsburgh Pwr. & Swr. Auth. Rev.,
     Ser. 98A
     5.00%                        09/01/17       3,500      3,548,125
   Pottstown Borough  Auth. Swr. Rev.,
     Ser. 96
     5.50%                        11/01/16       3,150      3,311,438
   Tredyffrin Township G.O., Ser. 96
     5.25%                        11/15/21       2,000      2,052,500
   Village Ctr. Cmnty., Dev. Dist. Util. Rev.,
     Ser. 98A
     5.25%                        10/01/15       3,000      3,119,155
                                                        -------------
                                                           60,456,903
                                                        -------------
Puerto Rico -- 0.4%
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 94S
     7.00%                        07/01/06       1,000      1,178,750
                                                        -------------
Rhode Island -- 1.1%
   Rhode Island Depositors Econ.
     Protection Corp. Spec. Obl.
     Rev., Ser. 93A
     5.62%                        08/01/09       1,000      1,092,500
   Rhode Island St. Hlth. & Ed. Bldg.
     Corp. Rev., Hosp. Financing
     Lifespan Oblig. Group Prj., Ser. 96
     5.50%                        05/15/16       2,000      2,130,000
                                                        -------------
                                                            3,222,500
                                                        -------------
South Carolina -- 0.3%
   Piedmont Mun. Pwr. Agcy. Elec.
     Rev., Ser. 85B
     6.25%                        01/01/18         500        528,125
   South Carolina Pub. Svc. Auth. Rev.,
     Santee Cooper Prj., Ser. 91D
     6.50%                        07/01/14         100        111,250
   Spartanburg Wtr. Rev., Prerefunded
     Ser. 93
     6.20%                        06/01/09          15         16,369
   Spartanburg Wtr. Rev., Unrefunded
     Ser. 92
     6.20%                        06/01/09         285        307,444
                                                        -------------
                                                              963,188
                                                        -------------

                                                  Par
                                 Maturity        (000)       Value
                                 --------       ------     ----------
Municipal Bonds (Continued)
South Dakota -- 0.2%
   South Dakota Lease Rev., Tran. Cert.
     Prj., Ser. 93A
     6.37%                        09/01/05      $  500     $  567,500
                                                        -------------
Texas -- 7.9%
   Austin Util. Syst. Rev., Ser. 97
     5.12%                        11/15/15       2,000      2,052,500
   Austin Util. Syst. Rev., Ser. 98
     6.50%                        11/15/05       2,000      2,312,500
   Brazos River Auth. Pol. Ctrl.  Rev.,
     Texas Util. Elec. Co. Prj., Ser. 89
     8.25%                        01/01/19       1,000      1,029,440
   Dallas Indl. Dev. Corp. Rev., Ser. 87
     7.50%                        08/01/17       2,400      2,634,000
   Houston Apt. Sys. Spl. Facs. Rev.,
     Ser. 97A
     6.00%                        07/15/07       2,660      2,989,075
     5.37%                        07/15/08       1,000      1,075,000
   Sabine River Auth. Pol. Ctrl. Rev.,
     Texas Util. Elec. Prj., Ser. 90B
     8.25%                        10/01/20       2,500      2,731,250
   San Antonio Apt. Rev., Ser. 91
     7.12%                        07/01/07       2,000      2,295,000
     7.12%                        07/01/08       2,645      3,035,168
   Spring Branch Sch. Dist. G.O., Ser. 95
     5.95%                        02/01/12       2,245      2,438,671
   Texas Wtr. Dev. Rev., St. Revolving
     Fd. Prj., Ser. 92
     6.20%                        07/15/05         680        746,300
   University of Texas Rev., Prerefunded
     Ser. 91A
     7.00%                        08/15/07         160        176,800
   University of Texas Rev., Unrefunded
     Ser. 91A
     7.00%                        08/15/07         340        374,000
                                                        -------------
                                                           23,889,704
                                                        -------------
Utah -- 4.5%
   Intermountain Pwr. Agcy., Utah Pwr.
     Sup. Rev., Ser. 88B
     7.75%                        07/01/20       5,000      5,100,000
   Jordan Sch. Dist. G.O., Ser. 93
     6.05%                        06/15/03         340        370,600
   Salt Lake City Hosp. Rev., Ser. 88A
     8.12%                        05/15/15         100        130,625
   Tooele Cnty. Haz. Waste Treatment Rev.,
     Union Pacific Prj., Ser. 98
     5.70%                        11/01/26       7,750      7,846,845
                                                        -------------
                                                           13,448,070
                                                        -------------
Vermont -- 1.3%
   Burlington Elec. Rev., Ser. 96A
     6.00%                        07/01/06       1,545      1,738,125
   Vermont G.O., Ser. 94A
     6.00%                        01/15/03       1,000      1,091,250
   Vermont G.O., Prerefunded Ser. 90A
     6.75%                        02/01/08       1,000      1,060,000
                                                        -------------
                                                            3,889,375
                                                        -------------
Virginia -- 3.8%
   Fairfax Cnty. Pub. Imp. G.O., Ser. 97A
     5.25%                        06/01/15       5,285      5,516,189
   Hampton G.O., Ser. 95
     6.00%                        01/15/08         400        448,500


See accompanying notes to financial statements.

                                 BlackRock Funds


                             STATEMENT OF NET ASSETS
                      TAX-FREE INCOME PORTFOLIO (Concluded)
                                                  Par
As of September 30, 1998         Maturity        (000)         Value
                                 --------        -----        -------
Municipal Bonds (Continued)
Virginia (Continued)
   Pocahontas Pkwy. Toll Rd. Rev.,
     Ser. 98B
     5.85%                        08/15/23     $15,300    $ 3,748,500
   Virginia Hsg. Dev. Auth. Rev.,
     Commonwealth Mtg. Prj., Ser. 95A-1
     6.70%                        07/01/05         500        531,250
   Virginia Hsg. Dev. Auth. Rev.,
   Multi-Family Prj., Ser. 95C
     6.70%                        11/01/15       1,000      1,105,000
                                                        -------------
                                                           11,349,439
                                                        -------------
Washington -- 2.5%
   Seattle Met. Mun. G.O., Ser. 93
     5.40%                        01/01/08       1,000      1,062,500
   Washington G.O., Ser. 96A
     5.37%                        07/01/21       2,000      2,070,000
   Washington St. Pub. Pwr. Sply. Sys.
     Rev., Nuclear Prj. No. 1, Ser. 97B
     5.12%                        07/01/17       1,000      1,020,000
   Washington St. Pub. Pwr. Sply. Sys.
     Rev., Nuclear Prj. No. 3, Ser. 96A
     6.00%                        07/01/06       3,000      3,360,000
                                                        -------------
                                                            7,512,500
                                                        -------------
Wisconsin -- 0.8%
   Milwaukee Met. Swr. Dist. G.O., Ser. 92A
     6.12%                        10/01/03         250        276,563
   Wisconsin Trans. Rev., Ser. 92A
     5.50%                        07/01/05       2,000      2,095,000
                                                        -------------
                                                            2,371,563
                                                        -------------
Total Municipal Bonds
  (Cost $272,967,608)                                     289,709,541
                                                        -------------
Short Term Investments -- 5.5%
   Arapahoe Cnty. Cap. Imp. Trust Fund
     Hwy. Rev., Ser. 86E-470 FRDD
     6.90%                        03/01/99         750        901,875
   California Hlth. Fac. Fin. Auth. Rev.,
     Sutter Hlth. Cnt. Prj., Ser. 90A FRDD
     3.80%                        10/01/98         500        500,000
   Maury Cnty. Ind. Dev. Pol. Ctrl. Rev.,
     Saturn Corp. Prj., Ser. 94 FRDD
     6.50%                        03/01/99       1,800      2,004,750
   Orleans Rev., Levee Dist. Pub. Imp. Prj.,
     Ser. 86 FRDD
     5.95%                        12/01/98       2,820      3,133,725
   Smith Barney Tax-Free
     Money Market Fund                          10,121     10,120,918
                                                        -------------
Total Short Term Investments
  (Cost $16,032,342)                                       16,661,268
                                                        -------------
TOTAL INVESTMENTS IN
  SECURITIES -- 101.8%
  (Cost $288,999,950*)                                    306,370,809


                                                            Value
                                                        -------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                 (1.8%)  $  (5,521,613)
                                              -------   -------------
NET ASSETS (Applicable to 24,375,052
   Institutional shares, 462,943 Service
   shares, 549,031 Investor A shares,
   173,366 Investor B shares and 87,314
   Investor C shares outstanding)              100.0%    $300,849,196
                                             -------     ------------
                                             -------     ------------
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($297,791,434 (DIVIDE) 25,387,026)                           $11.73
                                                              -------
                                                              -------
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                            $11.73
                                                              -------
                                                              -------
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($11.73 (DIVIDE) .960)                                       $12.22
                                                              -------
                                                              -------
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (subject to a contingent deferred
  sales charge of 4.5%)
  PER INVESTOR B SHARE
  ($2,033,594 (DIVIDE) 173,366)                                $11.73
                                                              -------
                                                              -------
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (subject to a contingent deferred
  sales charge of 1.0%)
  PER INVESTOR C SHARE
  ($1,024,168 (DIVIDE) 87,314)                                 $11.73
                                                              -------
                                                              -------
--------------

* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                        $17,435,282
     Gross unrealized depreciation                            (64,421)
                                                         ------------
                                                          $17,370,861
                                                         ------------
                                                         ------------
** Rates shown are the rates as of September 30, 1998, and the maturities shown are the longer of the next interest readjustment date or the date the principal amount can be recovered through demand.
++ Principal amount of securities pledged as collateral of $1,500,000 on 50 short U.S. Treasury Notes contracts expiring September 30, 1997. The value of such contracts on September 30, 1998 was $6,573,438, thereby resulting in an unrealized loss of $15,625.

See accompanying notes to financial statements.

                                 BlackRock Funds


                             STATEMENT OF NET ASSETS
                     PENNSYLVANIA TAX-FREE INCOME PORTFOLIO

                                                    Par
As of September 30, 1998             Maturity      (000)            Value
                                    ----------    ------         ----------
Municipal Bonds -- 98.6%
Pennsylvania -- 96.5%
   Allegheny Cnty. Apartment Rev.,
     Ser. 97A
     5.75%                            01/01/06   $ 4,000        $ 4,390,000
   Allegheny Cnty. Auth Swr Rev.,
     Ser. 86B
     6.95%**                          12/01/98     1,000          1,023,750
   Allegheny Cnty. G.O., Ser. 90C
     7.00%                            12/01/00     1,000          1,068,750
   Allegheny Cnty. G.O., Ser. 96C
     5.10%                            10/01/09     6,000          6,345,000
   Allegheny Cnty. Higher Ed. Bldg. Auth.
     Rev., Duquesne Univ. Prj., Ser. 96
     5.00%                            03/01/21     1,180          1,187,375
   Allegheny Cnty. Hosp. Dev. Auth.
     Rev., Mercy Hosp. of Pittsburgh
     Prj., Ser. 91
     6.75%                            04/01/0     11,000          1,090,000
   Allegheny Cnty. Hosp. Dev. Auth.
     Rev., Ser. 95A
     6.00%                            09/01/10     5,000          5,406,250
     6.20%                            09/15/15     1,000          1,073,750
   Allegheny Cnty. Hosp. Dev. Auth.
     Rev., Univ. of Pittsburgh Med.
     Ctr. Prj., Ser. 95
     5.35%                            12/01/17    10,000         10,362,500
   Allegheny Cnty. Inst. Dist. Rev.,
     Ser. 90
     7.30%                            04/01/09     2,000          2,100,000
   Allegheny Cnty. Res. Fin. Auth. Mtg.
     Rev., Single Fam. Mtg. Prj., Ser. 94Y
     6.25%                            05/01/17       340            366,775
   Allegheny Cnty. San. Auth. Swr. Rev.,
     Ser. 86A
     7.25%**                          06/01/99       300            307,704
   Allegheny Cnty. San. Auth. Swr. Rev.,
     Ser. 86B
     7.25%**                          12/01/98       100            102,568
     7.30%**                          12/01/98       500            513,000
     7.45%**                          12/01/98       500            513,480
   Allegheny Cnty. Unltd. Tax G.O.,
     Ser. 93C
     5.00%                            10/01/08     2,500          2,628,125
   Alleghney Cnty. San. Auth. Swr. Rev.,
     Ser. 86A
     7.30%**                          12/01/98       250            256,500
   Allentown Pkg. Auth. Pkg. Rev., Gtd.,
     Ser. 91
     6.62%                            11/15/01       750            812,812
   Armstrong Cnty. Hosp. Auth. Hlth. Ctr.
     Rev., Canterbury Pl. Prj., Ser. 91
     6.50%                            12/01/01       650            693,062
   Armstrong Cnty. Hosp. Auth. Hosp.
     Rev., St. Francis Med. Ctr. Prj.,
     Ser. 92A
     6.10%                            06/01/02     1,000          1,078,750
   Baldwin & Whitehall Sch. Dist. Rev.,
     Ser. 92A
     6.60%                            08/15/02     1,000          1,100,000
   Bangor Area Sch. Dist. G.O., Ser. 94
     6.30%                            03/01/04     1,655          1,764,644
   Beaver Cnty. Hosp. Auth. Rev., Med
     Ctr. Beaver Inc., Prj. Ser. 92A
     6.25%                            07/01/11     1,000          1,102,500
   Beaver Cnty. Hosp. Auth. Rev., Ser. 96A
     5.80%                            10/01/06     5,830          6,522,312


                                                    Par
                                     Maturity      (000)            Value
                                    ----------    ------         ----------
Municipal Bonds (Continued)
Pennsylvania (Continued)
   Beaver Cnty. Hosp. Medical Ctr. Auth.
     Rev., Ser. 92A
     6.60%                            07/01/04   $ 2,000        $ 2,227,500
   Bensalem Twp. Wtr. & Swr. Rev.,
     Ser. 93A
     6.50%                            06/01/02     1,000          1,075,000
   Berks Cnty. G.O. Unltd., Ser. 98
     5.37%                            11/15/28     6,685          6,927,331
   Berks Cnty. Hlth. Care G. O., Ser. 98
     5.00%                            03/01/28     4,700          4,606,000
   Berks Cnty. Kidder Mld. G.O., Ser. 92
     6.30%                            11/10/20     2,000          2,200,000
   Berks Cnty. Mun. Auth. Coll. Rev., Ser. 90
     7.30%                            12/01/00     1,000          1,075,000
   Bethel Park Sch. Dist. G.O., Ser. 99
     6.00%                            08/01/99        80             81,734
   Bethel Park Sch. Dist. G.O., Ser. 92B
     7.00%                            02/01/00       250            260,937
   Bethlehem Area Sch. Dist. G.O.,
     Ser. 98
     5.00%                            10/15/18    11,000         11,068,750
   Bethlehem Wtr. Auth. Rev., Ser. 92
     6.25%                            11/15/01       750            804,375
     6.35%++                          11/15/01     1,000          1,076,250
   Bethlehem Wtr. Auth. Rev., Ser. 92A
     6.10%                            11/15/02       500            543,125
   Bradford Area Sch. Dist. G.O., Ser. 95
     5.80%                            10/01/05     1,465          1,629,812
   Bristol Twp. Auth. Swr. Rev., Ser. 84
     10.00%                           04/01/02       835            932,069
   Bucks Cnty. Cmnty. Coll. Auth. Coll.
     Bldg. Rev., Ser. 92
     6.20%                            06/15/02     1,000          1,080,000
   Bucks Cnty. Unltd. Tax G.O., Ser. 95
     5.87%                            05/01/05     1,575          1,744,312
   Butler Penn Area Sch. Dist. G.O.,
     Ser. 98B
     5.37%                            10/01/18     2,000          2,087,500
   Cambria Cnty. Unltd. Tax G.O., Ser. 91
     8.25%                            06/01/00       260            271,050
   Cambria Twp. Wtr. Auth. Ind. Rev.,
     Ser. 93A
     6.00%                            12/01/02     1,000          1,035,000
   Central Bucks Sch. Dist. G.O., Ser. 91
     6.75%                            02/01/05     1,000          1,068,750
     6.90%                            02/01/08       750            796,875
   Central Bucks Sch. Dist. G.O.,
     Ser. 94A
     6.45%                            11/15/04     1,000          1,135,000
   Central Bucks Sch. Dist. Unltd. Tax
     G.O., Ser. 94A
     6.70%                            11/15/09       500            573,750
   Central Dauphin Sch. Dist. G.O.,
     Ser. 91
     6.00%                            06/01/01     1,500          1,588,125
   Chester Cnty. Unltd. Tax G.O., Ser. 91
     6.60%                            08/01/01     1,000          1,080,000
     7.00%                            08/01/01       750            814,687
     6.70%                            12/15/04       385            416,762
   Coatesville Sch. Dist. G.O., Ser. 97
     5.12%                            04/01/17    10,050         10,251,000
   Coatesville Sch. Dist. G.O., Ser. 91
     7.12%                            11/01/00       150            160,312
     7.25%                            11/01/00       750            803,437
     6.70%                            03/01/01     1,000          1,070,000

See accompanying notes to financial statements.

                                 BlackRock Funds


                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (Continued)

                                                    Par
As of September 30, 1998             Maturity      (000)            Value
                                    ----------    ------         ----------
Municipal Bonds (Continued)
Pennsylvania (Continued)
   Conestoga Valley Sch. Dist. G.O.,
     Ser. 91B
     7.00%                            05/01/01    $  750         $  810,000
     7.10%                            05/01/01       750            811,875
   Council Rock Sch. Auth. Rev., Ser. 78,
     6.62%                            09/01/01     1,325          1,427,687
   Council Rock Sch. Dist. G.O., Ser. 91
     6.60%                            03/01/02     1,000          1,065,000
   Crawford Central Sch. Dist. G.O.,
     Ser. 95
     7.00%                            02/15/05     1,765          2,065,050
   Crawford Central Sch. Dist. Unltd.
     Tax G.O., Ser. 95
     5.75%                            02/15/11     1,585          1,705,856
   Cumberland Cnty. Mun. Auth. Coll.
     Rev., Messiah Coll. Prj., Ser 95
     5.12%                            10/01/15     2,000          2,052,500
   Dauphin Cnty. Gen. Auth. Hosp. Rev.,
     Hapsco Western PA. Hosp. Prj.,
     Ser. 92
     6.25%**                          07/01/16     1,000          1,077,500
   Dauphin Cnty. Gen. Auth. Rev.,
     Hotel & Conf. Ctr. Hyatt Regency
     Prj., Ser. 98
     6.20%                            01/01/19    13,225         13,340,719
   Dauphin Cnty. Gen. Auth. Rev., Sch.
     Dist. Pooled Fin. Prj., Ser. 86
     5.50%                            06/01/07       550            550,896
     6.85%                            06/01/09     2,300          2,492,625
   Dauphin Cnty. Gen. Auth. Rev., Ser. 86
     6.71%**                          06/01/26     1,325          1,452,531
   Dauphin Cnty. Gen. Auth. Var. Rev., Ser. 86
     5.60%**                          06/01/26       525            525,987
     5.70%**                          06/01/26       660            661,340
     6.80%**                          06/01/26     2,305          2,523,487
   Dauphin Cnty. Gen. Auth. Rev.,
     Harrisburg Int. Apt. Prj., Ser. 91
     7.12%                            06/01/01       750            809,062
   Dauphin Cnty. Gen. Auth. Rev.
     Ser. 86 A-F
     6.20%                            01/01/29     5,000          4,993,750
   Dauphin Cnty. Pinnacle Gen. Auth.
     Hlth. Sys. Rev., Ser. 97
     5.50%                            05/15/17     3,500          3,683,750
   Deer Lakes Sch. Dist. Unltd. Tax G.O.,
     Ser. 95
     6.35%                            01/15/14     1,000          1,172,500
     6.45%                            01/15/19     1,300          1,564,875
   Delaware Cnty. Auth. Coll. Rev.,
     Haverford Coll. Prj., Ser. 90
     7.25%                            11/15/00     1,000          1,091,250
     7.00%                            11/15/02       600            651,750
   Delaware Cnty. Auth. Hosp. Rev.,
     Delaware Cnty. Mem. Hosp. Prj.,
     Ser. 89A
     7.20%                            08/15/99     1,450          1,527,009
   Delaware Cnty. Auth. Hosp. Rev.,
     Ser. 95
     5.50%                            08/15/15     6,480          6,812,100
   Delaware Cnty. Auth. Rev., Mercy
     Hlth. Corp. Prj., Ser. 96
     5.75%                            12/15/20     3,735          4,117,836
   Delaware Cnty. G.O., Ser. 95
     5.50%                            10/01/15     1,500          1,590,000

                                                    Par
                                     Maturity      (000)            Value
                                    ----------    ------         ----------
Municipal Bonds (Continued)
Pennsylvania (Continued)
   Delaware Cnty. Ind. Dev. Auth. Rev.,
     Wtr. Fac. Philadelphia Suburban
     Wtr. Prj., Ser. 92
     6.50%                            06/01/10    $1,000        $ 1,100,000
   Delaware Cnty. Mem. Hosp. Auth.
     Rev., Ser. 95
     5.50%                            08/15/19     3,000          3,120,000
   Delaware River Port Auth. PA & NJ
     Rev., Ser. 95
     5.40%                            01/11-01/14  6,200          6,640,750
   Delaware Valley Regl. Fin. Auth. Loc.
     Govt. Rev., Ser. 96A
     5.90%                            04/15/16     2,540          2,736,850
   Delaware Valley Regl. Fin. Auth. Loc.
     Govt. Rev., Ser. 98A
     5.50%                            08/01/28    24,000         26,490,000
   Derry Penn Area Sch. Dist. G.O.,
     Ser. 92A
     6.60%                            09/01/10       750            819,375
   Dover Area Sch. Dist. G.O., Ser. 96
     5.75%                            04/01/12     2,445          2,668,106
   Downingtown Penn G.O., Ser. 91
     6.70%                            01/15/02       750            816,562
   East Whiteland-Tredyffrin Jnt. Trans.
     Auth. Rev., Hwy. Imp. Prj., Ser. 94
     6.30%                            01/01/16       775            837,969
   Elizabeth Forward Sch. Dist. G.O.,
     Ser. 90
     7.05%                            01/15/00       500            521,250
     7.25%                            01/15/00       750            784,687
   Ephrata Sch. Dist. G.O., Ser. 91A
     6.80%                            04/15/01       750            805,312
   Ephrate Sch. Dist. G.O., Ser. 98A
     5.25%                            04/15/11     3,535          3,769,194
   Erie Cnty. Prison Auth. Lease Rev.,
     Ser. 91
     6.35%                            11/01/00     2,500          2,637,500
     6.45%                            11/01/01     1,000          1,078,750
     6.25%                            11/01/11     3,225          3,458,812
   Erie Swr. Auth. Rev., Ser. 97
     5.62%                            06/01/17     2,800          2,975,000
   Fairview Sch. Dist. G.O., Ser. 95
     6.00%                            02/15/05     1,000          1,113,750
   Falls Twnsp. G.O., Ser. 90
     6.90%                            12/15/00     1,000          1,065,000
   Falls Twnsp. Hosp. Auth. Rev.,
     Delaware Valley Med. Ctr. Prj.,
     Ser. 92
     7.00%                            08/01/22     2,000          2,217,500
   Forest Hills G.O., Ser. 92
     6.45%                            05/01/09       750            812,812
   Fox Chapel Area Sch. Dist. G.O.,
     Ser. 92A
     6.30%                            02/15/02     2,000          2,152,500
   Franklin Cnty. Ind. Dev. Auth. Hosp.
     Rev., Chambersburg Hosp. Prj.,
     Ser. 91
     6.50%                            07/01/04     1,000          1,043,000
   Gettysburg College Mun. Auth. Rev.,
     Ser. 98
     5.00%                            08/15/23     6,000          6,052,500
   Governor Mifflin Sch. Dist. G.O.,
     Ser. 92
     6.30%                            02/01/02     1,000          1,077,500


See accompanying notes to financial statements.

                                 BlackRock Funds


                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (Continued)

                                                    Par
As of September 30, 1998             Maturity      (000)            Value
                                    ----------    ------         ----------
Municipal Bonds (Continued)
Pennsylvania (Continued)
   Great Valley Sch. Dist. Chester Cnty.
     G.O., Ser. 92
     6.10%                            03/01/00    $1,000        $ 1,033,750
   Greater Johnstown Wtr. Auth. Rev.,
     Ser. 92
     6.10%                            01/01/04       685            736,375
   Greene Cnty. Gen. Facs. Auth. Rev.,
     Ser. 91A
     7.00%                            07/01/01     3,325          3,657,500
   Greensburg Salem Sch. Dist. G.O.,
     Ser. 92
     6.45%++                          09/15/18     1,000          1,082,500
   Hampton Township Sch. Dist. G.O.,
     Ser. 91A
     6.95%                            02/15/01     1,000          1,072,500
   Harrisburg Auth. Wtr. Rev., Ser. 91
     7.00%                            07/15/01     1,000          1,085,000
   Harrisburg Auth. Wtr. Rev., Ser. 92
     6.55%                            08/15/02     1,600          1,756,000
   Harrisburg Pkg. Auth. Rev., Ser. 86B
     7.40%                            11/15/00       500            537,500
   Hatboro Sch. Dist. G.O., Ser. 91A
     6.65%                            04/01/07     1,000          1,068,750
     6.70%                            04/01/08     1,000          1,068,750
   Hempfield Sch. Dist., Ser. 91
     6.00%                            09/15/01       650            678,437
   Hempfield Twp. Mun. Auth. Gtd. Swr.
     Rev., Westmoreland Cnty. Prj.,
     Ser. 91
     6.50%                            09/01/02     1,000          1,097,500
   Indiana Cnty. Ind. Dev. Auth. Poll. Ctrl.
     Rev., N.Y. St. Elec. & Gas Corp. Prj.,
     Ser. 95A
     6.00%                            06/01/06     1,000          1,128,750
   Jeannette Sch. Dist. G.O., Ser. 91
     6.65%                            06/15/01       750            806,250
   Jefferson Cnty. Mun. Auth. Rev., Ser. 92
     6.50%                            06/01/06     1,515          1,658,925
   Lancaster Cnty. Hosp. Auth. Rev., Hlth.
     Center-Masonic Homes Prj., Ser. 94
     5.30%                            11/15/08       500            523,750
   Lancaster Cnty. Hosp. Auth. Rev., Hlth.
     United Church Homes Prj., Ser. 89
     9.12%                            10/01/99     3,500          3,762,710
   Lancaster Swr. Auth. Sply. Spec. Obl.,
     Ser. 78
     5.90%                            12/01/98        60             60,222
   Lancaster Swr. Auth. Sply. Spec. Obl.,
     Ser. 98
     5.25%                            04/01/21    11,480         11,767,000
   Langhorne Hghr. Ed. & Hlth. Auth. Rev.,
     Ser. 92
     6.30%                            11/15/03       740            809,375
   Langhorne Manor Boro Hghr. Ed. and
     Hlth. Auth. Rev., Ser. 92
     6.15%                            11/15/02       510            556,536
     6.50%                            11/15/14     1,500          1,627,500
   Langhorne Manor Boro Hghr. Ed. and
     Hlth. Auth. Rev., Ser. 94
     6.90%                            11/15/14     1,000          1,161,250
   Lebanon Cnty. Hosp. Auth. Rev., Good
     Samaritan Hosp. Prj., Ser. 93
     5.55%                            11/15/04       355            374,969
     5.65%                            11/15/05       760            808,450

                                                    Par
                                     Maturity      (000)            Value
                                    ----------    ------         ----------
Municipal Bonds (Continued)
Pennsylvania (Continued)
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Ser. 90A
     7.00%                            07/01/08    $1,500        $ 1,605,000
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Ser. 90B
     7.00%                            07/01/00     1,200          1,290,000
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Kidspeace Oblig., Ser. 98
     5.70%                            11/01/09     4,000          4,415,000
     6.00%                            11/18-11/23  5,000          5,463,750
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     Lehigh Valley Hospital, Inc. Prj.,
     Ser. 92A
     5.75%                            07/01/99     1,000          1,017,390
   Lehigh Cnty. Gen. Purp. Auth. Rev.,
     St. Lukes Hosp, Bethlehem Prj.,
     Ser. 93
     6.00%                            11/15/02     1,750          1,896,562
   Lehigh Cnty. Unltd. G.O., Ser. 91
     6.90%                            08/01/00       500            537,500
   Ligonier Valley Sch. Dist. Unltd. Tax
     G.O., Ser. 94
     5.65%                            03/01/14     2,000          2,170,000
   Lower Merion Twp. Sch. Dist. G.O.,
     Ser. 98D
     5.00%                            05/15/07     2,110          2,262,975
   Lower Providence Twp. Swr. Auth.
     Rev., Ser. 92
     6.62%                            05/01/02     1,000          1,091,250
   Luzerne Cnty. Flood Protn. Auth.
     Gtd. Rev., Ser. 96
     5.50%                            07/15/16     1,360          1,490,900
     5.60%                            07/15/21     4,720          5,203,800
   Lycoming Cnty. Auth. Coll. Rev.,
     Coll. Tech. Prj., Ser. 90
     6.80%                            11/01/00     1,000          1,063,750
   Lycoming Cnty. Auth. Hosp. Rev.,
     Divine Providence Hosp. Prj.,
     Ser. 95
     5.37%                            11/15/10     6,480          6,925,500
   Lycoming Cnty. G.O., Ser. 91A
     6.85%                            08/15/01     1,000          1,083,750
   Manheim Central Sch. Dist. G.O.,
     Ser. 91
     6.70%                            03/01/04     1,000          1,063,750
   McKeesport Area Sch. Dist. G.O.,
     Ser. 96A
     5.75%                            10/01/06     1,750          1,951,250
   Media Boro Gtd. Wtr. Rev., Ser. 92
     6.55%                            01/01/17       500            547,500
   Methacton Sch. Dist. Auth. Rev.,
     Ser. 78
     6.50%                            10/01/06       475            552,187
   Middletown Twp. Swr. Auth. Swr.
     Rev., Ser. 68
     5.62%                            05/01/01        15             15,562
   Monroeville Hosp. Auth. Rev., Forbes
     Hlth. System Prj., Ser. 95
     5.75%                            10/01/05     1,500          1,410,000
   Montgomery Cnty. Hghr. Ed. and Hlth.
     Auth. Coll. Rev., Cnty. Cmnty. Coll.
     Prj., Ser. 90
     7.00%                            11/01/00       500            532,500


See accompanying notes to financial statements.

                                 BlackRock Funds


                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (Continued)

                                                    Par
As of September 30, 1998             Maturity      (000)            Value
                                    ----------    ------         ----------
Municipal Bonds (Continued)
Pennsylvania (Continued)
   Montgomery Cnty. Hghr. Ed. and Hlth.
     Auth. Hosp. Rev., Bmh. Rlty. Corp.
     Prj., Ser. 91
     6.75%                            12/01/99    $  750         $  793,125
   Montgomery Cnty. Hghr. Ed. and Hlth.
     Auth. Hosp. Rev., Kiddler
     Mld-Abington Mem. Hosp. Prj.,
     Ser. 91A
     6.66%                            07/05/11     2,400          2,601,000
   Montgomery Cnty. Hghr. Ed. and Hlth.
     Auth. Hosp. Rev., Sacred Heart Hosp.
     Norristown Prj., Ser. 87A
     6.80%                            02/01/13       750            754,402
   Montgomery Cnty. Hghr. Ed. and Hlth.
     Auth. Hosp. Rev., Abington Memorial
     Hosp. Prj., Ser. 91A
     6.10%                            06/01/99     1,000          1,018,290
   Montgomery Cnty. Hghr. Ed. and Hlth.
     Auth. Hosp. Rev., Beaver Coll. Prj., Ser. 96
     5.75%                            04/01/12     1,690          1,852,662
   Montgomery Cnty. Hghr. Ed. and Hlth.
     Auth. Hosp. Rev., Holy Redeemer Hosp.
     Prj., Ser. 97A
     5.25%                            10/01/23    11,825         12,150,187
     5.25%                            10/01/27     9,000          9,191,250
   Montgomery Cnty. Hghr. Ed. and Hlth.
     Auth. Hosp. Rev., Pottstown Healthcare
     Corp. Prj., Ser. 98
     5.00%                            01/01/16     6,235          6,289,556
   Montgomery Cnty. Hghr. Ed. and Hlth.
     Auth. Hosp. Rev., St. Josephs Univ. Prj.,
     Ser. 92
     6.50%                            12/15/12       750            836,250
   Montgomery Cnty. Hosp. Auth. Rev.,
     Suburban Gen. Hospital Prj., Ser. 76
     7.75%                            05/01/02        50             53,875
   Montgomery Cnty. Ind. Dev. Auth. Rev.,
     Poll. Ctl. Prj., Ser. 91B
     6.70%                            12/01/21     1,000          1,091,250
   Moon Area Sch. Dist. Unltd Tax G.O.,
     Ser. 83
     10.00%                           05/15/99       170            176,824
   Moon Twp. Wtr. & Swr. Auth. Rev.,
     Ser. 94
     6.70%                            12/01/19     1,000          1,038,750
   New Garden Twp. Swr. Auth. Rev.,
     Ser. 91
     7.00%                            03/01/15       420            448,875
   Norristown Penn G.O., Ser. 90
     6.90%                            11/15/00     1,000          1,065,000
     7.05%                            11/15/00     1,250          1,335,937
   North Allegheny Sch. Dist. G.O.,
     Ser. 90
     7.20%                            05/01/00       750            791,250
     7.60%                            05/01/00       750            795,000
   North Huntingdon Twp. Mun., Ser. 91
     6.65%                            04/01/04     1,635          1,741,275
   Northampton Area Sch. Dist. Rev.,
     Ser. 94
     6.87%                            09/01/99     1,000          1,032,050
   Northampton Cnty. Hghr. Ed. Auth. Rev.,
     Lafayette Coll. Prj., Ser. 97
     5.00%                            11/01/27     2,250          2,255,625

                                                    Par
                                     Maturity      (000)            Value
                                    ----------    ------         ----------
Municipal Bonds (Continued)
Pennsylvania (Continued)
   Northampton Cnty. Hghr. Ed. Auth.
     Rev., Lehigh Univ. Prj., Ser. 89
     7.00%                            11/15/04    $2,700        $ 2,855,250
     7.10%                            11/15/09     2,100          2,220,750
   Northampton Cnty. Hghr. Ed. Auth.
     Rev., Lehigh Univ. Prj., Ser. 91
     7.00%                            10/15/11     4,000          4,410,000
   Northampton Cnty. Hghr. Ed. Auth.
     Rev., Moravian Coll. Prj., Ser. 94
     6.10%                            07/01/12     1,950          2,123,062
   Northampton Cnty. Hosp. Auth. Rev.,
     Easton Hosp. Prj., Ser. 88
     7.70%                            01/01/04     1,000          1,029,340
   Northampton Cnty. Ind. Dev. Auth. Poll.
     Ctrl. Rev., Met. Ed. Co. Prj., Ser. 95A
     6.10%                            07/15/21     1,000          1,097,500
   Northeast Sch. Dist. G.O., Ser. 91
     7.00%                            01/15/10       890            953,412
   Northeast Sch. Dist. G.O., Ser. 98
     5.20%                            09/01/23     4,000          4,085,000
   Northeastern Hosp. and Ed. Auth. Coll.
     Rev., Luzerne Cnty. Coll. Prj., Ser. 97
     5.15%                            08/15/16     3,245          3,334,237
   Northeastern Hosp. and Ed. Auth. Univ.
     Rev., Wilkes Univ. Prj., Ser. 93
     5.40%                            10/01/03       845            879,856
   Northeastern Hosp. Auth. Hosp. Rev.,
     Nesbitt Mem. Hosp. Prj., Ser. 90A
     7.50%                            07/01/00     1,250          1,353,125
   Northeastern Hosp. Auth. Rev.,
     Wilkes-Barre Hosp. Prj., Ser. 87A
     7.65%                            07/01/99       805            846,007
   Northeastern Hosp. and Ed. Auth. Hlth.
     Care Rev., Wyoming Vy. Hlth. Care
     Prj., Ser. 94A
     6.50%                            01/01/07     1,000          1,141,250
   Northgate Sch. Auth. Bldg. Rev., Ser. 78
     6.37%                            02/15/07       825            957,000
   Northumberland Cnty. Auth. Comwlth.
     Lease Rev., Ser. 91
     6.25%                            10/15/01     4,000          4,285,000
     6.60%                            10/15/01     1,250          1,351,562
     7.75%                            10/15/01     2,110          2,350,012
   Northumberland Cnty. Auth. Gtd.
     Lease Rev., Ser. 92
     6.70%                            08/15/02     1,000          1,103,750
   Parkland Sch. Dist. Rev., Ser. 96
     5.75%                            09/01/14     2,910          3,146,437
   Penn Cambria & Blair Cntys. Rev.,
     Blgd. Auth. Prj., Ser. 77
     6.37%                            02/01/07     1,700          1,899,750
   Penn Hills G.O., Ser. 93
     5.87%                            12/01/02     2,000          2,157,500
   Pennsbury Sch. Dist. Unltd. Tax G.O.,
     Ser. 94
     6.65%                            08/15/09       685            784,325
   Pennsylvania Convention Ctr. Auth.
     Rev., Ser. 94A
     6.60%                            09/01/09    12,465         14,241,262
   Pennsylvania Econ. Dev. Fin. Auth.
     Sch. Rev., Baldwin Sch. Prj.,
     Ser. 94A
     6.35%                            04/01/04       555            600,094


See accompanying notes to financial statements.

                                 BlackRock Funds


                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (Continued)

                                                    Par
As of September 30, 1998             Maturity      (000)            Value
                                    ----------    ------         ----------
Municipal Bonds (Continued)
Pennsylvania (Continued)
   Pennsylvania Fin. Auth. Rev., Mun.
     Cap. Imp. Prj., Ser. 93
     6.60%                            11/01/09   $22,805       $ 25,285,044
   Pennsylvania G.O., Ser. 94
     5.50%                            06/15/08     1,000          1,081,250
   Pennsylvania Higher Ed. Fac. Auth.
     Rev., Duquesne Univ. Prj., Ser. 91C
     6.75%(DOUBLE DAGGER)             04/01/20     1,000          1,072,500
   Pennsylvania Higher Ed. Fac. Auth.
     Rev., Philadelphia Coll. of Textiles &
     Science Prj., Ser. 93
     5.15%                            02/01/04     1,230          1,302,582
   Pennsylvania Higher Ed. Fac. Auth.
     Rev., Philadelphia Coll. Osteopathic
     Prj., Ser. 93
     5.35%                            12/01/10     3,735          3,949,762
   Pennsylvania Higher Ed. Fac. Auth.
     Rev., Susquehanna Univ. Prj., Ser. 90
     7.15%                            03/01/05     1,605          1,628,272
   Pennsylvania Higher Ed. Fac. Auth.
     Rev., Thomas Jefferson Univ. Prj.,
     Ser. 89A
     7.00%                            07/01/03     2,315          2,414,545
   Pennsylvania Higher Ed. Fac. Auth.
     Rev., Thomas Jefferson Univ. Prj.,
     Ser. 89B
     7.30%                            07/01/99     2,500          2,621,025
   Pennsylvania Higher Ed. Fac. Auth.
     Rev., Thomas Jefferson Univ. Prj.,
     Ser. 90
     7.30%                            11/01/00     1,500          1,635,000
   Pennsylvania Hsg. Fin. Agcy. Amt.
     Single Fam. Mtg. Rev., Ser. 96A
     6.05%                            10/01/16     2,500          2,681,250
   Pennsylvania Hsg. Fin. Agcy. Ref.
     Multi-family FHA. Insd. Rev., Ser. 92
     8.10%                            07/01/13     2,000          2,180,000
   Pennsylvania Hsg. Fin. Agcy. Ref. Res.
     Rev., Section 8, Ser. 91A
     7.60%**                          07/01/13     1,000          1,076,250
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Ser. 92
     6.40%                            07/01/12     1,500          1,610,625
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Single Fam. Mtg. Prj., Ser. 91
     6.95%                            10/01/05       250            265,937
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Single Fam. Mtg. Prj., Ser. 94A
     6.60%                            04/01/17     1,000          1,081,250
   Pennsylvania Hsg. Fin. Agcy. Rev.,
     Single Fam. Mtg. Prj., Ser. 94B
     6.87%                            10/01/24     1,500          1,635,000
   Pennsylvania Hsg. Fin. Agcy. Rev., Ser. 98
     5.50%                            04/01/30     9,000          1,631,250
   Pennsylvania Ifra. Invest. Auth. Rev.
     Pennvest Ln. Pool, Ser. 93
     6.00%**                          09/01/03     1,990          2,181,538
   Pennsylvania Ifra. Invest. Auth. Rev.,
     Pennvest Prj., Ser. 90
     5.25%                            07/01/02     6,620          6,959,275
   Pennsylvania Ifra. Invest. Auth. Rev.,
     Pennvest Prj., Ser. 90B
     6.80%                            09/01/10     3,985          4,478,144
   Pennsylvania Ifra. Invest. Auth. Rev.,
     Pennvest Prj., Ser. 94
     6.00%                            09/01/06     1,930          2,185,725


                                                    Par
                                     Maturity      (000)            Value
                                    ----------    ------         ----------
Municipal Bonds (Continued)
Pennsylvania (Continued)
   Pennsylvania Ind. Dev. Auth. Rev.,
     Pennvest Prj., Ser. 90
     6.00%**                          09/01/00    $  775         $  808,906
   Pennsylvania Intrgovtl. Coop. Auth.
     Spl. Tax Rev., City of Phila. Fdg.
     Prj., Ser. 92
     6.80%                            06/15/02     5,505          6,069,262
   Pennsylvania Intrgovtl. Coop. Auth.
     Spl. Tax Rev., City of Phila. Fdg.
     Prj., Ser. 93
     5.15%                            06/15/05    10,000         10,500,000
     5.87%                            06/15/23    15,000         15,825,000
   Pennsylvania Intrgovtl. Coop. Auth.
     Spl. Tax Rev., City of Phila. Fdg.
     Prj., Ser. 94
     7.00%                            06/15/04       500            578,125
   Pennsylvania Intrgovtl. Coop. Auth.
     Spl. Tax Rev., City of Phila. Fdg.
     Prg., Ser. 96
     5.60%                            06/15/12     1,000          1,071,250
     5.50%                            06/16-06/20 13,000         13,636,250
   Pennsylvania St. Fin. Auth. Cmnty. Coll.
     Rev., Beaver Cnty Prj., Ser. 94A
     5.87%                            12/01/07       825            913,688
   Pennsylvania St. Hghr. Ed. Auth. Coll.
     and Univ. Rev., Ser. 91
     7.00%                            10/01/01     1,385          1,513,113
   Pennsylvania St. Hghr. Ed. Fac. Auth.
     Coll. and Univ. Rev., Ser. 93
     5.25%                            02/01/05     1,000          1,070,000
   Pennsylvania St. Hghr. Ed. Auth. Rev.,
     Temple Univ. Prj., Ser. 98
     5.00%                            04/01/21    16,955         17,124,550
   Pennsylvania St. Hghr. Ed. Fac. Auth.
     Coll. and Univ. Rev., Bryn Mawr
     Coll. Prj., Ser. 95
     6.00%                            12/01/15     1,200          1,329,000
   Pennsylvania St. Hghr. Ed. Fac. Auth.
     Coll. and Univ. Rev., Hahnemann
     Univ. Prj., Ser. 89
     6.80%                            07/01/99     1,000          1,025,640
     7.00%                            07/01/99     1,000          1,046,620
     7.20%                            07/01/99       750            786,053
   Pennsylvania St. Hghr. Ed. Fac. Auth.
     Coll. and Univ. Rev., Phila. Coll. Text.
     and Sci. Prj., Ser. 93
     5.35%                            02/01/06     1,050          1,136,625
   Pennsylvania St. Hghr. Ed. Fac. Auth.
     Rev., Drexel Univ. Prj., Ser. 90
     7.00%                            05/01/00        50             52,562
   Pennsylvania St. Hghr. Ed. Fac. Auth.
     Rev., Ser. 91E
     6.90%                            06/15/01     1,000          1,081,250
   Pennsylvania St. Hghr. Ed. Fac. Rev.,
     Susquehanna Univ. Prj., Ser. 90
     6.90%                            03/01/02       750            760,313
   Pennsylvania St. Hghr. Ed. Fac. Rev.,
     Thomas Jefferson Univ. Prj., Ser. 90
     7.55%                            11/01/00       750            821,250
   Pennsylvania St. Ind. Dev. Auth. Rev.,
     Economic Dev. Prj., Ser. 94
     7.00%                            01/01/06     1,000          1,181,250
     6.00%                            01/01/12     4,000          4,375,000


See accompanying notes to financial statements.

                                 BlackRock Funds


                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (Continued)

                                                    Par
As of September 30, 1998             Maturity      (000)            Value
                                    ----------    ------         ----------
Municipal Bonds (Continued)
Pennsylvania (Continued)
   Pennsylvania St. Infra. Investment
     Auth. Rev., Ser. 90
     6.45%**                          09/01/04   $ 1,600        $ 1,784,000
   Pennsylvania St. Pub. Sch. Bldg. Auth.
     Rev., Mid Valley Sch. Dist. Prj., Ser. 92D
     6.25%                            01/01/07       500            546,875
   Pennsylvania St. Third G.O., Ser. 91A
     6.10%                            11/15/01     7,000          7,568,750
     6.50%                            11/15/01     3,250          3,554,688
   Pennsylvania St. Third Rev., Ser. 91A
     6.50%                            11/15/11     1,500          1,640,625
   Pennsylvania St. Tpke. Comnwlth.
     Rev., Ser. 91L
     6.50%                            06/01/04     1,445          1,564,213
   Pennsylvania St. Tpke. Comnwlth.
     Rev., Ser. 92P
     6.00%                            12/01/09       500            543,125
   Pennsylvania St. Tpke. Comnwlth. Oil
     Franchise Tax Rev., Ser. 94A
     5.87%                            12/01/08       500            561,250
   Pennsylvania St. Univ. Rev., Ser. 89
     6.75%                            07/01/99     1,000          1,034,670
   Pennsylvania St. Univ. Rev., Ser. 91
     6.75%                            07/01/01     1,000          1,093,750
     7.00%                            07/01/01     1,950          2,145,000
   Pennsylvania St. Univ. Rev., Ser. 94
     5.00%                            05/01/03     1,000          1,051,250
   Pennsylvania Tpke. Comm. Tpke. Rev.,
     Ser. 86G
     7.00%**                          12/01/00       500            543,750
   Pennsylvania Tpke. Comm. Tpke. Rev.,
     Ser. 86J
     7.20%**                          12/01/01     2,275          2,548,000
   Pennsylvania Tpke. Comm. Tpke. Rev.,
     Ser. 89K
     7.62%                            12/01/99     2,000          2,135,000
   Pennsylvania Tpke. Comm. Tpke. Rev.,
     Ser. 92O
     5.50%                            12/01/17     4,895          5,115,275
   Pennsylvania Trafford Dist. G.O.,
     Ser. 94
     5.85%                            05/01/04     1,000          1,096,250
   Pennsylvania Unltd. Tax G.O.,
     Ser. 94A
     6.50%                            11/01/05       250            273,125
   Philadelphia Arpt. Rev., Ser. 97A
     6.00%                            06/05-06/06 10,435         18,433,951
     5.12%                            06/15/12     4,815          5,031,675
     5.25%                            06/15/15     5,770          6,008,013
   Philadelphia Arpt. Rev., Ser. 98
     6.00%                            06/15/06     5,125          5,733,594
   Philadelphia Auth. for Ind. Dev. & Coml.
     Rev., Girard Estate Coal Mining Prj.,
     Ser. 96
     5.50%                            11/15/16     1,650          1,740,750
   Philadelphia Auth. for Ind. Dev. &
     Commercial Rev., Girard Estate
     Coal Mining Prj., Ser 96
     5.37%                            11/15/12     3,945          4,137,319
   Philadelphia Auth. for Ind. Dev. Lease
     Rev., City of Phila. Prj., Ser. 96A
     5.40%                            02/15/17     2,500          2,618,750
   Philadelphia Auth. for Ind. Dev. Rev.
     Pgh. Dev. Corp. Prj., Ser. 89
     7.00%                            07/01/99       750            784,965

                                                    Par
As of September 30, 1998             Maturity      (000)            Value
                                    ----------    ------         ----------

Municipal Bonds (Continued)
Pennsylvania (Continued)
   Philadelphia Auth. for Ind. Dev. Rev.,
     Inst. Cancer Rsrch. Prj., Ser. 90B
     7.25%                            07/01/03   $ 2,515        $ 2,691,050
   Philadelphia Auth. for Ind. Dev. Rev.,
     Nat. Bd. of Med. Examiners Prj.,
     Ser. 92
     6.75%                            05/01/12       500            548,125
   Philadelphia Auth. for Ind. Dev. Rev.,
     Pgh. Dev. Corp. Prj., Ser. 93
     5.50%                            07/01/10     1,035          1,099,688
   Philadelphia G.O. Unltd., Ser 93A
     5.25%                            05/15/04       300            320,625
   Philadelphia G.O. Unltd., Ser. 94B
     5.90%                            11/15/09     2,600          2,873,000
   Philadelphia G.O. Unltd., Ser. 95
     6.00%                            05/15/04     2,345          2,594,156
     6.00%                            05/15/05     2,485          2,780,094
   Philadelphia Gas Works Rev., Ser. 93
     5.50%                            07/01/04     5,000          5,406,250
   Philadelphia Gas Works Rev., Ser. 98A
     5.38%                            07/01/13     4,155          4,393,913
   Philadelphia Gas Works Rev.,
     Fifteenth, Ser. 94
     5.25%                            08/01/24     2,900          2,961,625
   Philadelphia Hosp. & Higher Ed. Fac.
     Auth. Hosp. Rev., Albert Einstein
     Med. Ctr. Prj., Ser. 89
     7.62%                            04/01/11     2,450          2,549,176
   Philadelphia Hosp. & Higher Ed. Fac.
     Auth. Hosp. Rev., Children's Hosp.
     of Phila. Prj., Ser. 93
     5.00%                            02/15/21     2,250          2,264,063
   Philadelphia Hosp. & Higher Ed. Fac.
     Auth. Hosp. Rev., Children's Seashore
     House Prj., Ser. 92A
     7.00%                            08/15/03     1,000          1,106,250
   Philadelphia Hosp. & Higher Ed. Fac.
     Auth. Hosp. Rev., Children's Seashore
     House Prj., Ser. 92B
     7.00%                            08/15/12     1,575          1,732,500
   Philadelphia Hosp. & Higher Ed. Fac.
     Auth. Hosp. Rev., Frankford Hosp.
     Prj., Ser. 93A
     6.00%                            06/01/14       500            528,750
   Philadelphia Hosp. & Higher Ed. Fac.
     Auth. Hosp. Rev., Frankford Hosp.
     Prj., Ser. 95
     5.50%                            01/01/07     1,235          1,343,063
     5.60%                            01/01/08     1,245          1,352,381
   Philadelphia Hosp. & Higher Ed. Fac.
     Auth. Hosp. Rev., Magee Rehab.
     Hosp. Prj., Ser. 91
     7.00%                            12/01/05     1,000          1,090,000
   Philadelphia Hosp. & Higher Ed. Fac.
     Auth. Hosp. Rev., Nazareth Hosp.
     Franciscan Prj., Ser. 96B
     5.00%                            07/01/10     4,590          4,767,863
   Philadelphia Hosp. & Higher Ed. Fac.
     Auth. Hosp. Rev., Presbyterian Med.
     Ctr. Prj., Ser. 93
     5.60%                            12/01/00       595            618,800
     6.10%                            12/01/03     1,000          1,103,750
   Philadelphia Mun. Auth. Gas Works
     Lease Ref. Rev., Ser. 89
     7.62%                            05/01/14       500            519,295

See accompanying notes to financial statements.

                                 BlackRock Funds


                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (Continued)

                                                    Par
As of September 30, 1998             Maturity      (000)            Value
                                    ----------    ------         ----------

Municipal Bonds (Continued)
Pennsylvania (Continued)
   Philadelphia Mun. Auth. Gas Works
     Lease Ref. Rev., Ser. 93D
     6.12%                            07/15/08   $ 2,650        $ 2,911,688
   Philadelphia Mun. Auth. Rev., Justice
     Lease Prj., Ser. 91B
     7.12%                            11/15/01     1,055          1,177,644
     7.10%                            11/15/11     1,200          1,338,000
   Philadelphia Mun. Auth. Rev., Ser. 88
     7.80%                            04/01/18     3,765          3,990,900
   Philadelphia Mun. Auth. Rev., Ser. 93A
     5.05%                            11/15/03     2,000          2,112,500
     5.20%                            11/15/04     4,000          4,280,000
     5.62%                            11/15/14     2,600          2,775,500
   Philadelphia Pkg. Auth. Apt. Pkg. Rev.,
     Ser. 97
     5.75%                            09/01/06     3,000          3,345,000
   Philadelphia Pkg. Auth. Rev., Ser. 97
     5.40%                            09/01/15     5,900          6,224,500
   Philadelphia Regl. Port Auth. Lease
     Rev., Kidder Mld. Prj., Ser. 93
     6.20%                            09/01/20     2,000          2,175,000
   Philadelphia Regl. Port Auth. Lease
     Rev., Ser. 90
     6.85%                            08/01/00       500            528,125
   Philadelphia Sch. Dist. G.O., Ser. 94A
     5.80%                            07/01/08     1,910          2,086,675
     5.85%                            07/01/09     1,710          1,868,175
   Philadelphia Sch. Dist. G.O., Ser. 95A
     6.25%                            09/01/04     5,985          6,733,125
     6.25%                            09/01/07     5,990          6,963,375
   Philadelphia Sch. Dist. G.O., Ser. 95B
     5.50%                            09/01/10     2,500          2,712,500
     5.50%                            09/01/18     4,890          5,140,613
   Philadelphia Sch. Dist. G.O., Ser. 97A
     5.00%                            04/01/05     5,000          5,300,000
   Philadelphia Sch. Dist. Unltd. Tax
     G.O. , Ser. 91B
     7.00%                            07/01/01     2,000          2,185,000
   Philadelphia Sch. Dist. Unltd. Tax
     G.O., Ser. 92A
     6.40%                            05/15/02     2,000          2,182,500
   Philadelphia Sch. Dist. Untld. Tax
     G.O., Ser. 95A
     6.25%                            09/01/06     2,255          2,596,069
   Philadelphia Sch. Dist. Untld. Tax
     G.O., Ser. 95B
     5.50%                            09/01/11     2,000          2,162,500
   Philadelphia Untld. Tax G.O., Ser. 95
     5.00%                            05/15/20     5,000          5,025,000
   Philadelphia Wtr. & Swr. Rev., Ser. 89
     6.85%                            10/01/99     2,000          2,068,700
   Philadelphia Wtr. & Swr. Rev., Ser. 92
     7.35%                            09/01/04     7,820          8,905,025
   Philadelphia Wtr. & Waste Wtr. Rev.,
     Ser. 93
     5.50%                            06/15/06     3,000          3,288,750
     5.50%                            06/15/07     6,780          7,474,950
     5.75%                            06/15/13     5,260          5,621,625
     5.00%                            06/15/16     4,500          4,539,375
   Philadelphia Wtr. & Waste Wtr.
     Rev., Ser. 95
     6.75%                            08/01/03       500            563,750

                                                    Par
As of September 30, 1998             Maturity      (000)            Value
                                    ----------    ------         ----------
Municipal Bonds (Continued)
Pennsylvania (Continued)
   Philadelphia Wtr. & Waste Wtr.
     Rev., Ser. 97A
     5.25%                            08/01/08    $  160         $  173,600
     5.00%                            08/01/12     2,765          2,861,775
     5.00%                            08/01/22    12,990         13,119,900
     5.12%                            08/01/27    20,645         21,006,288
   Pittsburgh & Allegheny Cnty. Aud.
     Auth. Rev., Ser. 78
     6.40%                            12/01/01       445            445,823
   Pittsburgh & Allegheny Cnty. Rev.,
     Ser. 91B
     6.00%                            07/15/01       500            530,625
   Pittsburgh G.O. Unltd., Ser. 95A
     5.20%                            03/01/10    10,000         10,500,000
     5.25%                            03/01/11    10,450         10,959,438
   Pittsburgh G.O. Unltd., Ser. 95B
     5.12%                            03/01/09     5,000          5,256,250
   Pittsburgh G.O. Unltd., Ser. 96A
     6.00%                            03/01/05     8,225          9,170,875
   Pittsburgh Pub. Pkg. Auth. Rev.,
     Ser 92A
     5.87%                            12/01/12     1,500          1,606,875
   Pittsburgh Sch. Dist. G.O., Ser 97
     5.50%                            09/01/09     7,500          8,071,875
   Pittsburgh Wtr. & Swr. Auth. Rev.,
     Ser. 91A
     6.60%                            09/01/01     1,100          1,205,875
   Pittsburgh Wtr. & Swr. Rev., Ser. 98A
     5.00%                            09/01/21     5,280          5,313,000
   Pleasant Valley Sch. Dist. G.O., Ser. 95
     5.60%                            11/15/14     1,385          1,481,950
   Pocono Mountain Sch. Dist. G.O.,
     Ser. 98A
     5.00%                            11/15/08     1,935          2,058,356
     5.00%                            11/15/09     2,145          2,265,656
     5.00%                            11/15/10     2,260          2,370,175
     5.00%                            11/15/11     2,380          2,478,175
   Pottsgrove Sch. Dist. G.O., Ser. 94A
     6.85%                            09/01/99     1,000          1,033,190
   Pottstown Borough Auth. Swr. Rev.,
     Ser. 96
     5.50%                            11/01/16     1,560          1,639,950
   Punxsutawney Area Sch. Dist. G.O.,
     Ser. 95
     5.80%                            04/15/05     1,000          1,105,000
   Purchase Line Sch. Dist. G.O., Ser. 91
     6.95%                            01/15/01     1,000          1,070,000
   Reading G.O., Ser. 92
     6.50%                            11/15/02     1,000          1,101,250
   Ridley Park Hosp. Auth. Rev., Taylor
     Hosp. Prj., Ser. 90A
     8.62%                            12/01/00     3,185          3,567,200
   Ringgold Sch. Dist. Rev., Ser. 95
     6.20%                            02/01/19       500            562,500
   Riverside Beaver Cnty. Sch. Dist. Rev.,
     Ser. 96
     5.50%                            02/15/17     3,725          4,064,906
   Rose Tree Media Sch. Dist. G.O.,
     Ser. 92A
     6.55%                            09/15/01       945          1,018,238
   Sayre Hlth. Care Fac. Aut. Rev.,
     Guthrie Prj., Ser. 91A
     7.10%                            03/01/17     3,000          3,262,500


See accompanying notes to financial statements.

                                 BlackRock Funds


                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (Continued)

                                                    Par
As of September 30, 1998             Maturity      (000)            Value
                                    ----------    ------         ----------
Municipal Bonds (Continued)
Pennsylvania (Continued)
   Sayre Health Care Fac. Auth, Rev.,
     Hlth. Care, Tioga Nursing Fac. Prj.,
     Ser. 89A
     7.25%                            10/01/10   $ 1,500        $ 1,580,160
   Sayre Health Care Fac. Auth. Rev.,
     VHA Cap Fing. Prj., Ser. 85
     7.15%                            12/01/10     1,400          1,543,500
   Sayre Health Care Fac. Auth. Variable
     Rate Hosp. Rev., Ser. 85H
     7.62%**                          12/01/15       750            805,313
   Schuylkill Redev. Auth. Comnwlth.
     Rev., Ser. 91A
     7.12%                            06/01/13     2,000          2,197,500
   Scranton Lackawanna Hlth & Welfare
     Auth Rev., Univ of Scranton Prj.,
     Ser. 90B
     7.40%                            06/15/10     1,665          1,798,200
   Scranton Lackawanna Hlth. & Welfare
     Aut. Rev., Ref Hosp. Cmnty. Med.
     Ctr. Prj., Ser. 98A
     5.25%                            07/01/04     2,215          2,358,975
   Scranton Lackawanna Hlth. & Welfare
     Aut. Rev., Univ. of Scranton Prj.,
     Ser. 90B
     7.25%                            06/15/00     1,310          1,409,888
   Scranton Lackawanna Hlth. & Welfare
     Aut. Rev., Univ. of Scranton Prj.,
     Ser. 90C
     7.50%                            06/15/00     3,860          4,173,625
   Solanco Sch Dist G.O., Ser 94
     6.30%                            02/15/04       500            557,500
   Somerset Cnty. Gen. Auth. Cmnwlth.
     Lease Rev., Ser. 91
     6.45%                            10/15/00     1,000          1,056,250
     6.25%                            10/15/01     1,750          1,874,688
     6.70%                            10/15/01     1,500          1,625,625
   South Fork Mun. Auth. Hosp. Rev.,
     Good Samaritan Med Ctr. Prj.,
     Ser. 96B
     5.37%                            07/01/16     4,000          4,175,000
   Southeastern Trans. Auth. Rev., Ser. 94
     6.00%                            06/01/01     2,000          2,107,500
     6.10%                            06/01/02     1,000          1,071,250
   Southeastern Trans. Auth. Rev.,
     Ser. 95A
     5.75%                            03/01/08     1,285          1,407,075
     5.87%                            03/01/09     1,230          1,346,850
   Southeastern Trans. Auth. Rev., Ser. 97
     5.75%                            03/01/06     2,900          3,215,375
     5.75%                            03/01/07     1,700          1,899,750
     5.50%                            03/01/12     2,525          2,717,531
     5.55%                            03/01/13     3,500          3,762,500
     5.37%                            03/01/17     4,770          4,978,688
   Springford Sch., Dist. G.O., Ser. 97
     5.15%                            02/01/18    10,010         10,210,200
   St. Mary Hosp. Langhorne Hosp.
     Franciscan Health Rev., Ser. 89C
     7.00%                            07/01/03       750            783,150
   St. Mary Hosp. Auth. Bucks Cnty.
     Catholic Hlth. Initiatives Rev.,
     Ser. 98A
     5.00%                            12/01/18     5,000          4,962,500
   State Higher Ed. Fac. Auth. Rev., Ser 93I
     7.50%                            06/15/01     1,670          1,830,738

                                                    Par
As of September 30, 1998             Maturity      (000)            Value
                                    ----------    ------         ----------
Municipal Bonds (Continued)
Pennsylvania (Continued)
   State of Pennsylvania G.O., Ser. 89A
     6.60%                            06/01/99   $ 2,500        $ 2,590,475
   State Pub. Sch. Bldg. Auth. Coll. Rev.,
     Butler Cnty. Cmnty. Coll. Prj., Ser. 89E
     7.20%                            10/15/99       750            786,953
   State Pub. Sch. Bldg. Auth. Coll. Rev.,
     Harrisburg Area Cmnty. Coll. Prj.,
     Ser. 90
     7.15%                            10/01/99       385            403,222
   State Pub. Sch. Bldg. Auth. Coll. Rev.,
     Harrisburg Area Cmnty. Coll. Prj.,
     Ser. 91D
     6.80%                            04/01/02     1,335          1,466,831
   State Pub. Sch. Bldg. Auth. Coll. Rev.,
     Shenandoah Valley Sch. Dist. Prj.,
     Ser. 89
     7.37%                            09/15/10     1,000          1,054,050
   State Tpk. Commn. Tpk. Rev., Ser 92P
     5.80%                            12/01/06     1,500          1,618,125
   Stroudsburg Area Sch. Dist. G.O.,
     Ser. 98
     5.25%                            10/01/10     2,835          3,047,625
     5.25%                            10/01/12     2,985          3,160,369
   Swarthmore Boro. Auth. Coll. Rev.,
     Ser. 90
     6.95%                            09/15/00       500            535,000
     7.37%                            09/15/00     1,500          1,616,250
   Tarentum Gtd. Elec. Rev., Ser. 93
     5.87%                            09/01/18       750            817,500
   Unionville Chadds Ford Sch. Dist.
     G.O., Ser. 91
     6.75%                            06/01/06     1,000          1,076,250
   Unionville Chadds Ford Sch. Dist.
     G.O., Unltd., Ser. 93
     5.60%                            06/01/03     1,000          1,071,250
   Upper St. Clair Twp. Sch. Auth. Bldg.
     Rev., Ser. 78
     6.50%                            02/15/04       500            532,500
   Warren Cnty. G.O., Ser. 91
     7.15%                            07/01/01     1,200          1,305,000
   Washington Cnty. Auth. Lease Rev.,
     Ser. 85C
     7.30%**                          06/15/00     6,840          7,438,500
   Washington Cnty. Ind. Dev. Auth.
     Pollution Ctrl. Rev., West Penn
     Pwr. Co. Prj., Ser. 93
     4.95%                            03/01/03     5,190          5,423,550
   Washington Cnty. Ind. Dev. Auth.
     Pollution Ctrl. Rev., West Penn
     Pwr. Co. Prj., Ser. 95G
     6.05%                            04/01/14     2,500          2,715,625
   West Chester Area Sch. Dist. G.O.,
     Ser. 91A
     6.70%                            01/15/01     1,000          1,063,750
   West Chester Area Sch. Dist. Untld.
     Tax G.O., Ser. 91A
     6.70%                            01/01/01     1,000          1,063,750
   West Goshen Swr. Auth. Rev., Ser. 91
     7.00%                            09/01/01     1,500          1,631,250
   West Jefferson Hills Sch. Dist. Unltd
     Tax G.O., Ser. 91A
     6.70%                            08/01/01     1,250          1,348,438
   West Mifflin San. Swr. Mun. Auth.
     Swr. Rev., Ser. 96
     5.70%                            08/01/15     1,445          1,603,950

See accompanying notes to financial statements.

                                 BlackRock Funds


                             STATEMENT OF NET ASSETS
               PENNSYLVANIA TAX-FREE INCOME PORTFOLIO (Concluded)
                                                    Par
As of September 30, 1998             Maturity      (000)            Value
                                    ----------    ------         ----------
Municipal Bonds (Continued)
Pennsylvania (Continued)
   West Shore Sch. Dist. G.O., Ser. 98
     5.00%                            11/15/08   $ 5,215      $   5,514,863
     5.00%                            11/15/09     5,480          5,760,850
     5.00%                            11/15/10     5,760          6,012,000
   West Whiteland Twp. Unltd. Tax G.O.,
     Ser. 92
     6.75%                            12/01/02     1,100          1,221,000
   West York Area Sch. Dist. G.O., Ser. 91
     6.80%                            03/01/01       900            964,125
   Westmoreland Cnty. G.O., Ser. 91
     6.35%                            12/01/99     1,000          1,035,000
   Westmoreland Cnty. G.O., Ser. 92
     6.55%                            08/01/01       750            805,313
   Westmoreland Cnty. Ind. Dev. Auth.
     Rev., Westmoreland Hlth. Sys. Prj.,
     Ser 93A
     6.00%                            07/01/11       200            217,250
   Westmoreland Cnty. Mun. Auth. Mun.
     Svc. Rev ., Ser. 87K
     2.00%                            07/01/03     1,000            915,000
   Westmoreland Cnty. Unltd. Tax G.O.,
     Ser. 97
     5.50%                            12/01/16     1,160          1,228,150
   Westview Mun. Auth. Spl. Oblig.Rev.,
     Ser. 85
     9.25%                            11/15/05       750            940,313
   Williampsort Area Sch. Auth. Sch.
     Rev., Ser. 78
     6.00%                            03/01/07       155            166,819
   Wilson Sch. Dist. G.O., Ser. 97
     5.50%                            05/15/14     1,440          1,542,600
     5.50%                            05/15/17     7,435          7,843,925
   York Cnty. Hosp. Auth. Rev., York
     Hosp. Prj., Ser. 91
     7.00%                            01/01/01       285            310,294
     7.10%                            01/01/01       355            387,394
   York Cnty. Solid Waste & Refuse Auth.
     Sold Waste Sys. Rev., Ser. 92
     6.45%                            02/01/99     1,000          1,019,290
                                                            ---------------
                                                              1,087,570,203
                                                            ---------------
Puerto Rico -- 2.1%
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 89N
     6.80%                            07/01/00     1,000          1,039,460
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 91P
     6.75%                            07/01/03       250            272,812
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 95X
     6.00%                            07/01/12     5,000          5,456,250
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 97A
     5.50%                            07/01/02     8,090          8,504,612
     5.37%                            07/01/14     3,000          3,221,250
   Puerto Rico Indl. Tourist Edl. Med. &
     Env. Ctl. Facs. Rev., Ser. 98A
     5.50%                            10/01/14     1,500          1,620,000
   Puerto Rico Pub. Bldg. Auth. Pub. Ed.
     and Hlth. Fac. Rev., Ser. 93M
     4.90%                            07/01/00     3,000          3,056,250
   Puerto Rico Pub. Impt. Prj. Rev.,
     Ser. 89A
     7.37%                            07/01/99       750            784,185
                                                            ---------------
                                                                 23,954,819
                                                            ---------------
                                                    Par
                                                   (000)          Value
                                                   -----       ------------
Total Municipal Bonds
  (Cost $1,048,542,191)                                      $1,111,525,022
                                                             ---------------
Short Term Investments -- 1.1%
   Smith Barney Tax-Free
     Money Market Fund                           $12,471         12,470,973
   Vanguard Tax-Exempt Money
     Market Fund                                     100            100,000
                                                            ---------------
Total Short Term Investments
  (Cost $12,570,973)                                             12,570,973
                                                            ---------------
TOTAL INVESTMENTS IN
  SECURITIES -- 99.7%
  (Cost $1,061,113,164*)                                      1,124,095,995

OTHER ASSETS IN EXCESS
  OF LIABILITIES                                     0.3%         3,139,570
                                                 -------    ---------------
NET ASSETS (Applicable to 94,529,682
  Institutional shares, 1,853,684 Service
  shares, 3,112,945 Investor A shares,
  1,578,675 Investor B shares and 16,522
  Investor C shares outstanding)                   100.0%    $1,127,235,565
                                                 -------    ---------------
                                                 -------    ---------------
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($1,109,450,572 (DIVIDE) 99,496,311)                               $11.15
                                                                    -------
                                                                    -------
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                                  $11.15
                                                                    -------
                                                                    -------
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($11.15 (DIVIDE) .960)                                             $11.61
                                                                    -------
                                                                    -------
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (subject to a contingent deferred
  sales charge of 4.5%)
  PER INVESTOR B SHARE
  ($17,600,787 (DIVIDE) 1,578,675)                                   $11.15
                                                                    -------
                                                                    -------
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (subject to a contingent deferred
  sales charge of 1.0%)
  PER INVESTOR C SHARE
  ($184,206 (DIVIDE) 16,522)                                         $11.15
                                                                    -------
                                                                    -------

----------------

* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

     Gross unrealized appreciation                              $63,059,949
     Gross unrealized depreciation                                  (77,118)
                                                               ------------
                                                                $62,982,831
                                                               ------------
                                                               ------------

++ Principal amount of securities pledged as collateral of $3,000,000 on 250 short U.S. Treasury Bond future contracts expiring December 1998. The value of such contracts on September 30, 1998 was $32,867,188, thereby resulting in an unrealized loss of $265,625.

See accompanying notes to financial statements.

                                 BlackRock Funds


                             STATEMENT OF NET ASSETS
                      NEW JERSEY TAX-FREE INCOME PORTFOLIO

                                                              Par
As of September 30, 1998                     Maturity        (000)       Value
                                             ---------    ---------   ----------
MUNICIPAL BONDS -- 98.5%
New Jersey -- 77.6%
   Absecon Bd. of Ed. G.O., Ser. 92
     5.62%                                    12/15/02   $      770   $  783,252
   Atlantic City, Ctfs. Partn. Rev., Pub
     Fac. Lease Agreement Prj., Ser. 91
     7.30%                                    03/01/04        1,535    1,786,356
   Bergen Cnty. G.O., Ser. 90
     6.25%                                    11/15/00           45       47,419
     6.25%                                    11/15/00          600      633,750
   Bergen Cnty. Util. Auth. Rev., Ser. 92A
     6.00%                                    06/15/01        1,590    1,685,400
   Brigantine G.O., Ser. 92
     6.25%                                    08/01/03          730      803,000
   Camden Cnty. G.O., Ser. 89
     7.00%                                    06/01/99          430      440,492
   Camden Cnty. Imp. Auth. Lease
     Rev., Ser. 92
     6.00%                                    12/01/02        1,000    1,092,500
   Cherry Hill Twp. G.O., Ser. 92
     6.00%                                    06/01/06          500      545,000
   Dover Twp. G.O., Ser. 92
     6.00%                                    10/15/03        1,000    1,103,750
     6.10%                                    10/15/04          540      596,025
   Edison Twp. G.O., Ser. 91
     6.50%                                    06/01/04          950    1,052,062
   Essex Cnty. Imp. Auth. Lease Rev.,
     Jail & Yth. Hsg. Prj., Ser. 94
     6.90%                                    12/01/14          500      592,500
   Essex Cnty. Util. Auth. Solid Waste
     Rev., Ser. 96
     5.75%                                    04/01/05        2,000    2,205,000
   Hamilton Twp. Atlantic City Sch. Dist .
     G.O., Ser. 92
     5.87%                                    12/15/07          860      938,475
   Hudson Cnty. Impt. Auth. Fac. Lease
     Rev., Hudson Cnty. Lease Proj.,
     Ser. 98 MB
     4.75%                                    10/01/19        3,000    2,977,500
   Jersey City G.O., Ser. 96A
     6.00%                                    10/01/05        1,655    1,855,669
     6.00%                                    10/01/06        3,000    3,397,500
   Knowlton Twp. Bd. of Ed. G.O.,
     Ser. 91
     6.60%                                    08/15/11          169      207,025
   Lacey Twp. Wtr. Auth. Rev., Ser. 93
     6.00%                                    12/01/12        1,000    1,118,750
   Mercer Cnty. Imp. Auth. Rev.,
     Hamilton Bd. of Ed. Prj., Ser. 92
     5.90%                                    06/01/03          500      536,250
   Middlesex Cnty. Imp. Auth. Rev.,
     Ser. 96
     5.80%                                    09/15/13        1,725    1,878,094
   Monmouth Cnty. G.O., Ser. 90
     6.90%                                    08/01/04          430      462,250
   Monmouth Cnty. Imp. Auth. Correc ......
     Fac. Rev., Ser. 91
     6.30%                                    08/01/01        1,000    1,087,500
   Monmouth Cnty. Imp. Auth. Rec .........
     Fac. Rev., Ser. 90
     6.62%                                    12/01/99        1,170    1,237,275
   Morristown Cnty. G.O., Ser. 95
     6.40%                                    08/01/14          500      573,750
   New Jersey Bldg. Auth. Rev., Ser. 97
     5.00%                                    06/15/11        2,000    2,095,000


                                                             Par
                                             Maturity       (000)       Value
                                             ---------    ---------   ----------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
   New Jersey Econ. Dev. Auth. Rev.,
     Ser. 94
     5.80%                                    07/01/07   $    1,500   $1,659,375
   New Jersey Econ. Dev. Auth. Mkt
     Trans. Fac. Rev., Ser. 94A
     5.80%  07/01/08        1,290    1,425,450
   New Jersey Econ. Dev. Auth. Rev.,
     Invamed Inc. Prj., Ser. 95
     6.00%                                    07/01/06          300      326,250
     6.10%                                    07/01/07          200      217,250
   New Jersey Econ. Dev. Auth. Rev.,
     Mkt. Trans. Fac. Prj., Ser. 94
     5.87%                                    07/01/11        4,000    4,415,000
   New Jersey Econ. Dev. Auth. Rev.,
     Performing Arts Ctr. Prj., Ser. 96C
     5.00%                                    06/15/16        1,985    2,027,181
     5.75%                                    06/15/08        4,440    4,972,800
   New Jersey Econ. Dev. Auth. Rev.,
     St. Barnabas Med. Ctr. Prj., Ser. 97A
     0.000%                                   07/01/23        4,000    1,185,000
   New Jersey Econ. Dev. Auth. Rev.,
     Trenton OFC Complex Prj., Ser. 89
     6.62%                                    06/15/01        1,050    1,120,875
   New Jersey Econ. Dev. Auth. Rev.,
     W.Y. Hldg. Co. Prj., Ser. 95
     5.95%                                    06/01/05          865      923,387
   New Jersey Ed. Auth. Rev., Rowan
     Coll. Prj., Ser. 96
     5.87%++                                  07/01/16        2,185    2,408,962
   New Jersey G.O., Ser. 86B
     6.25%                                    01/15/04          860      964,275
   New Jersey G.O., Ser. 91
     6.00%                                    08/01/02        4,075    4,401,000
     6.25%                                    08/01/02        1,160    1,270,200
   New Jersey Hlth. Care Fac. FHA
     Insd. Mtg. Rev., Cathedral Hlth
     Prj., Ser. 90A
     6.95%                                    02/15/01          640      686,400
   New Jersey Hlth. Care Fac. Fin. Auth
     Rev., Capital Hlth. Ctr. Prj., Ser. 97
     5.12%                                    07/01/12        2,250    2,275,312
   New Jersey Hlth. Care Fac. Fin. Auth
     Rev., Cathederal Hlth. Ctr. Prj.,
     Ser. 90
     7.25%                                    02/15/21        1,000    1,097,500
   New Jersey Hlth. Care Fac. Fin. Auth
     Rev., Kennedy Hlth. Sys. Prj.,
     Ser. 98
     5.25%                                    07/01/15          700      732,375
   New Jersey Hlth. Care Fac. Fin. Auth
     Rev., Princeton Med. Ctr. Prj.,
     Ser. 98
     5.00%                                    07/01/23        2,000    2,032,500
   New Jersey Hlth. Care Fac. Fin. Auth
     Rev., Robert Wood Johnson Univ
     Prj., Ser. 96C
     5.75%++                                  07/01/07        2,595    2,903,156
   New Jersey Hlth. Care Fac. Fin. Auth
     Rev., Society of The Vy. Hosp. Prj.,
     Ser. 89C
     6.60%                                    07/01/00          430      447,669


See accompanying notes to financial statements.

                                 BlackRock Funds


                             STATEMENT OF NET ASSETS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (Continued)

                                                              Par
As of September 30, 1998                         Maturity    (000)      Value
                                                 --------   ------   ----------
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
   New Jersey Sports & Expo. Rev.,
     Ser. 92A
     6.50%                                       03/01/07   $  600   $  661,500
   New Jersey St. Ed. Fac. Auth. Rev.,
     Hghr. Ed. Equip. Leasing Prj.,
     Ser. 94A
     5.00%                                       09/01/99    1,000    1,015,460
   New Jersey St. Ed. Fac. Auth. Rev.,
     Hghr. Ed. Fac. Tr. Fd. Prj., Ser. 95A
     5.12%                                       09/01/07    1,800    1,941,750
   New Jersey St. Ed. Fac. Auth. Rev.,
     Princeton Univ. Prj., Ser. 90A
     6.45%                                       07/01/99      430      434,274
   New Jersey St. Ed. Fac. Auth. Rev.,
     Ser. 99
     5.00%                                       07/01/18    1,000    1,001,250
   New Jersey St. Ed. Fac. Auth. Rev.,
     St. Peters College Prj., Ser. 98B
     5.50%                                       07/01/27    4,220    4,336,050
   New Jersey G.O., Ser. 92D
     6.00%                                       02/15/11    2,000    2,327,500
   New Jersey G.O., Ser. 96
     6.00%                                       07/15/06    2,000    2,280,000
   New Jersey G.O., Ser. 98
     5.00%                                       03/01/12    3,750    3,904,687
   New Jersey St. Hsg. & Mtg. Fin. Agcy
     Rev., Ser. 92A
     6.70%                                       05/01/05      500      539,375
     6.70%                                       11/01/05    1,000    1,078,750
     6.95%                                       11/01/13      750      810,937
   New Jersey St. Hsg. & Mtg. Fin
     Amt. Rev., Ser. 97A
     5.55%                                       05/01/27    2,000    2,065,000
   New Jersey St. Hwy. Auth. Rev.,
     Garden St. Pkwy. Prj., Ser. 92
     6.00%                                       01/01/05    3,250    3,505,937
     6.20%                                       01/01/10      750      880,312
     6.25%                                       01/01/14      500      536,250
   New Jersey St. Mun. Util. Wtr. Sys
     Auth. Rev., Ser. 97
     5.00%                                       01/01/28    2,000    2,012,500
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 91A
     6.40%                                       01/01/02      860      925,575
     6.90%                                       01/01/14      970      971,756
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 91C
     6.25%                                       01/01/10    2,210    2,353,650
     6.50%                                       01/01/16      500      599,375
   New Jersey St. Tpke. Auth. Rev.,
     Ser. 92A
     5.80%                                       01/01/02    1,260    1,335,600
   New Jersey St. Waste Wtr. Trtmnt
     Trust Rev., Ser. 89B
     6.90%                                       05/15/99      430      440,453
   New Jersey St. Waste Wtr. Trtmnt
     Trust Rev., Ser. 90
     6.87%                                       06/15/00      395      421,169
     6.87%                                       06/15/06       35       37,275
   New Jersey St. Waste Wtr. Trtmnt
     Trust Rev., Ser. 96C
     6.25%                                       05/15/03    2,500    2,762,500
     6.25%                                       05/15/06    5,955    6,825,919


                                                              Par
                                                 Maturity    (000)      Value
                                                 --------   ------   ----------

MUNICIPAL BONDS (Continued)
New Jersey (Continued)
   New Jersey Trans. Auth. Rev., Ser. 96A
     6.00%                                       12/15/05   $1,000  $  1,130,000
   New Jersey Trans. Auth. Rev., Ser. 94A
     6.25%                                       12/15/03    1,000     1,115,000
   New Jersey Trans. Trust Fund Auth
     Rev., Ser. 96B
     5.25%                                       06/15/15    3,000     3,112,500
   Newark Bd. of Ed. G.O., Ser. 94
     5.87%                                       12/15/13    1,000     1,102,500
   North Bergen Twp. G.O., Ser. 92
     5.90%                                       08/15/01      500       531,250
   North Jersey Dist. Wtr. Sply. Rev.,
     Ser. 93
     5.50%                                       07/01/03      860       924,500
   Northwest Bergen Cnty. Rev., Ser. 92
     5.90%                                       07/15/06      755       834,275
   Northwest Bergen Cnty. Util. Auth
     Sys. Rev., Ser. 92
     6.00%                                       07/15/07      860       951,375
   Ocean Cnty. G.O., Ser. 89
     6.75%                                       07/13/03    1,030     1,163,900
   Ocean Cnty. G.O., Ser. 90
     6.80%                                       06/15/00      430       453,112
   Ocean Cnty. G.O., Ser. 91
     6.37%                                       04/15/03      430       476,225
   Ocean Cnty. G.O., Ser. 91A
     6.25%                                       10/01/04      430       467,625
   Ocean Cnty. Util. Auth. Rev., Ser. 95A
     6.30%                                       01/01/12    1,005     1,119,319
   Ocean Twp. Swr. Auth. Rev., Ser. 92
     6.00%                                       12/01/08    1,705     1,864,844
   Passaic Valley Wtr. Sply. Comm. Rev.,
     Ser. 92A
     5.95%                                       12/15/02      500       543,125
   Point Pleasant G.O., Ser. 95
     5.70%                                       12/01/03      500       547,500
   Rutgers Univ. Rev., Ser. 92A
     6.10%                                       05/01/03    1,000     1,091,250
   Salem Cnty. Indl. Pol. Ctrl. Fin. Auth
     Rev., Ser. 94
     6.20%                                       08/01/30    1,000     1,102,500
   South Jersey Port. Corp. Rev., Ser. 93
     5.60%                                       01/01/23    3,000     3,127,500
   Warren Cnty. Pol. Ctrl. Fin. Auth. Rev.,
     Ser. 92B
     5.70%                                       12/01/03      500       540,625
   Weehawken Twp. G.O., Ser. 92
     6.15%                                       07/01/04      350       377,563
   West Windsor Plainsboro Twp. Bd. of
     Ed. G.O., Ser. 93
     5.80%                                       03/15/06    1,000     1,088,750
   Winslow Twp. Tax G.O., Ser. 92
     6.40%                                       10/01/05      870       966,788
   Woodbridge Twp. G.O., Ser. 90
     6.65%                                       08/01/00      475       504,094
   Woodbridge Twp. G.O., Ser. 92
     6.05%                                       08/15/05      500       546,250
     6.25%                                       08/15/08    1,000     1,096,250
                                                                    ------------
                                                                     142,006,885
                                                                    ------------


See accompanying notes to financial statements.

                                 BlackRock Funds


                             STATEMENT OF NET ASSETS
                NEW JERSEY TAX-FREE INCOME PORTFOLIO (Concluded)



                                                            Par
As of September 30, 1998                      Maturity     (000)        Value
                                              --------    -------   ------------
MUNICIPAL BONDS (Continued)
New York -- 8.8%
   Gloucester Cnty. Srs. Hsg. Dev. Corp.
     Rev., Sect. 8 Colonial Park Prj.,
     Ser. 94A
     6.20%                                     09/15/11   $ 1,250   $  1,332,813
   Port Auth. N.Y. & N.J. Rev., Ser. 92
     6.10%                                     10/15/02       645        700,631
   Port Auth. N.Y. & N.J. Rev., Ser. 95
     5.75%                                     11/01/09     3,275      3,557,469
   Port Auth. N.Y. & N.J. Spl. Oblig. Rev.,
     JFK Intl. Air Term. Prj., Ser. 97
     5.75%                                     12/01/22     2,105      2,283,925
   Port Auth. N.Y. & N.J. Spl. Oblig. Rev.,
     JFK Intl. Air Term. Prj., Ser. 97-6
     6.25%                                     12/01/09     7,000      8,198,750
                                                                    ------------
                                                                      16,073,588
                                                                    ------------
Pennsylvania -- 0.8%
   Delaware River Joint Toll Bdg. Rev.,
     Ser. 92
     6.25%                                     07/01/12     1,400      1,496,250
                                                                    ------------
Puerto Rico -- 10.7%
   Puerto Rico Pub. Bldgs. Auth. Rev.,
     Ser. 97B
     5.00%                                     07/01/15     1,000      1,033,750
   Puerto Rico Comwlth. Hwy. & Trans
     Auth. Rev., Ser. 93X
     5.50%                                     07/01/13     2,000      2,230,000
   Puerto Rico Comwlth. Hwy. & Trans
     Auth. Rev., Ser. 96Z
     6.25%                                     07/01/06     1,760      2,032,800
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser, 98
     7.13%                                     07/01/13     1,660      1,917,300
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 94S
     6.12%                                     07/01/08     1,000      1,165,000
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 94T
     5.50%                                     07/01/20     2,250      2,320,313
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 97AA
     5.25%                                     07/01/16     1,000      1,051,250
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 97BB
     5.50%                                     07/01/09     1,500      1,672,500
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 98DD
     5.25%                                     07/01/16     2,025      2,143,969
   Puerto Rico Infra. Fin. Auth. Rev.,
     Ser. 97A
     5.00%                                     07/01/28     4,000      4,035,000
                                                                    ------------
                                                                      19,601,882
                                                                    ------------
Virgin Islands -- 0.6%
   Virgin Islands Wtr. & Pwr. Auth. Elec
     Sys. Rev., Ser. 98
     5.30%                                     07/01/21     1,100      1,120,625
                                                                    ------------
TOTAL MUNICIPAL BONDS
  (Cost $168,128,014)                                                180,299,230
                                                                    ------------

                                               Par
                                              (000)          Value
                                            ---------    ------------
SHORT TERM INVESTMENTS -- 1.1%
   Smith Barney Tax Free Money
     Market Fund
     (Cost $1,936,775)                      $   1,937    $  1,936,775
                                                         ------------
TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $170,064,789*)                           99.6%    182,236,005


OTHER ASSETS IN EXCESS
  OF LIABILITIES                                  0.4%        757,789
                                            ---------    ------------
NET ASSETS (Applicable to 12,068,941
  Institutional shares, 2,882,702 Service
  shares, 118,608 Investor A shares and
  87,059 Investor B shares outstanding)         100.0%   $182,993,794
                                            =========    ============
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($181,942,729 (DIVIDE) 15,070,251)                           $12.07
                                                               ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                            $12.07
                                                               ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($12.07 (DIVIDE) .960)                                       $12.57
                                                               ======
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (subject to a contingent deferred
  sales charge of 4.5%)
  PER INVESTOR B SHARE
  ($1,051,065 (DIVIDE) 87,059)                                 $12.07
                                                               ======

--------------

* Also cost for Federal income tax purposes. The gross unrealized appreciation on a tax basis is $12,171,216.


++ Principal amount of securities pledged as collateral of $685,000 on 38 short U.S. Treasury Bond future contracts expiring December 1998. The value of such contracts on September 30, 1998 was $4,995,813, thereby resulting in an unrealized loss of $21,219.


See accompanying notes to financial statements.

                                 BlackRock Funds

                             STATEMENT OF NET ASSETS
                         OHIO TAX-FREE INCOME PORTFOLIO


                                                              Par
As of September 30, 1998                     Maturity        (000)       Value
                                             ---------    ---------   ----------
Municipal Bonds -- 103.4%
Ohio -- 88.8%
   Akron Swr. Sys. Rev., Ser. 96
     5.87%                                     12/01/16    $  500     $  548,125
   Akron Swr. Sys. Rev., Ser. 98
     5.50%                                     12/01/12     1,070      1,177,000
   Brunswick G.O., Ser. 94
     6.30%                                     12/01/05       210        234,412
   Butler Cnty. Hosp. Fac. Rev.,
     Middletown Reg. Hosp. Prj., Ser. 91
     6.75%                                     11/15/03        50         54,875
   Butler Cnty. Sales Tax Rev., Ser. 97
     5.00%                                     12/15/13       500        513,750
   Butler Cnty. Trans. Impt. Dist. Rev.,
     Ser. 97A
     6.00%                                     04/01/11       600        681,750
   Cincinnati Wtrwks. Impt. Rev., Ser. 89
     6.75%                                     12/01/01     1,000      1,092,500
   Clermont Cnty. Swr. Sys. Rev., Ser. 90
     7.25%                                     12/01/00     1,415      1,547,656
   Cleveland Arpt. Sys. Rev., Ser. 94B
     5.70%                                     01/01/04       150        165,562
   Cleveland Ctfs. Partnr. Cleveland
     Stadium Prj. Ser. 97
     5.25%                                     11/15/10     2,500      2,684,375
   Cleveland G.O. Ltd., Ser. 94
     6.25%                                     11/15/06     1,915      2,180,706
   Cleveland Pkg. Fac. Rev., Ser. 96
     6.00%                                     09/15/06     1,275      1,448,719
   Cleveland Pub. Pwr. Sys. Rev. First Mtg.,
     Ser. 94B
     6.10%                                     11/15/03     1,000      1,106,250
   Cleveland Pub. Pwr. Sys. Rev., Ser. 94A
     6.30%                                     11/15/05     4,000      4,570,000
   Cleveland Wtrwks. Rev., First Mtg.,
     Ser. F-92A
     6.50%                                     01/01/02       500        550,625
   Cleveland Wtrwks. Rev., Impt. First
     Mtg., Ser. 96H
     6.00%                                     01/01/06     2,000      2,250,000
   Cleveland-Cuyahoga Cnty. Port Auth.
     Rev., Ser. 97
     6.00%                                     03/01/07       500        515,000
   Columbus G.O. Ltd., Ser. 89
     6.75%                                     07/01/99     1,000      1,025,650
   Columbus G.O. Ltd., Ser. 91-2
     6.50%                                     09/15/01     1,105      1,189,256
   Columbus G.O. Ltd., Ser. 94-1
     5.60%                                     05/15/05     1,000      1,101,250
   Columbus G.O. Unltd., Ser. 86
     7.37%                                     07/01/06     1,000      1,227,500
   Columbus G.O. Unltd., Ser. 92B
     6.10%                                     01/01/03     1,000      1,090,000
   Columbus G.O., Mun. Arpt. No. 30-E-U
     Ser. 91
     6.15%                                     04/15/02     1,475      1,563,500
   Columbus Mun. Apt. Auth. Rev.,
     Columbus Int. Apt. Prj., Ser. 94A
     6.00%                                     01/01/04       150        164,250
   Columbus Pub. Impt. Rev., Ser.93
     5.35%                                     09/15/06     1,075      1,162,344
   Columbus Wtrwks. Enlargement No. 44
     G.O. Unltd., Ser. 92
     6.00%                                     05/01/03       500        554,375

                                                              Par
                                              Maturity        (000)       Value
                                             ---------    ---------   ----------
Municipal Bonds (Continued)
Ohio (Continued)
   Cuyahoga Cnty. G.O., Ser. 89
     7.00%                                     10/01/99    $1,000    $ 1,055,570
   Cuyahoga Cnty. G.O., Ser. 91
     6.70%                                     10/01/01     1,000      1,100,000
   Cuyahoga Cnty. Hosp. Rev., Meridia
     Hlth. Sys. Prj., Ser. 95
     6.10%                                     08/15/04       500        558,750
   Cuyahoga Cnty. Hosp. Rev., Ser. 96
     6.00%                                     01/15/05       500        549,375
   Cuyahoga Cnty. Hosp. Rev., Univ. Hlth.
     Sys. Prj., Ser. 96B
     6.00%                                     01/15/04     3,125      3,406,250
   Cuyahoga Cnty. Jail Fac. G.O. Unltd.,
     Ser. 91
     7.00%                                     10/01/01     1,000      1,108,750
   Fairfield City Sch. Dist. G.O., Ser. 94
     7.45%                                     12/01/14     1,000      1,303,750
   Franklin Cnty. G.O., Ser. 91
     6.37%                                     12/01/01     1,635      1,790,325
   Greater Cleveland Regl. Tran. Auth.
     G.O., Ser. 96
     6.25%                                     12/01/06     2,935      3,389,925
   Hamilton Cnty. Elec. Sys. Mtg. Rev.,
     Ser. 92A
     6.00%                                     10/15/12       500        540,625
   Hamilton Cnty. Swr. Sys. Rev., Ser. 91A
     6.40%                                     06/01/01       325        353,437
     6.40%                                     12/01/04       675        731,531
   Kings Sch. Dist. G.O., Ser. 94
     7.60%                                     12/01/05       200        237,000
   Loveland City Sch. Dist. G.O., Ser. 92
     6.65%                                     12/01/02       145        161,494
   Lucas Cnty. G.O., Ser. 96
     6.00%                                     12/01/03     2,310      2,549,663
     6.00%                                     12/01/05       500        563,125
   Medina Cnty. G.O. Unltd., Ser. 86
     7.25%                                     12/01/03        50         58,000
   Montgomery Cnty. G.O. Ltd., Ser. 91A
     6.75%++                                   09/01/01     1,500      1,621,875
   North Royalton City Sch. Dist. G.O.,
     Ser. 94
     6.62%                                     12/01/06       100        118,125
   Northwest Sch. Dist. G.O., Ser. 98
     6.00%                                     12/01/13     1,030      1,202,525
   Northwestern Sch. Dist. G.O., Wayne
     & Ashland Cntys. Prj., Ser. 94
     7.20%                                     12/01/10       300        382,875
   Ohio G.O., Ser. 95
     6.00%                                     08/01/05       225        254,250
   Ohio Hsg. Fin. Agcy. Res. Mort.
     Rev., Ser. 94B-2
     6.35%                                     09/01/04       150        159,750
   Ohio Hsg. Fin. Agcy. Rev., Wind River
     Prj., Ser. 94A
     5.55%                                     11/01/18     1,050      1,092,000
   Ohio Pfc. Hghr. Ed. Rev., Ser. 92-A
     5.50%                                     12/01/07       400        424,500
   Ohio St. Bldg. Auth. Adult Corr. Fac.
     Rev., Ser. 94
     5.90%                                     10/01/09     2,000      2,215,000
   Ohio St. Bldg. Auth. Disalle Govt. Ctr.
     Rev., Ser. 96A
     6.00%                                     10/01/05     1,000      1,121,250


See accompanying notes to financial statements.

                                 BlackRock Funds


                             STATEMENT OF NET ASSETS
                   OHIO TAX-FREE INCOME PORTFOLIO (Continued)
                                                              Par
As of September 30, 1998                     Maturity        (000)       Value
                                             ---------    ---------   ----------
Municipal Bonds (Continued)
Ohio (Continued)
   Ohio St. Bldg. Auth. St. Corr. Fac. Rev.,
     Ser. 91A
     6.58%                                     10/01/02    $4,000    $ 4,380,000
   Ohio St. Bldg. Auth. St. Fac. Rev., Admin.
     Bldg. Fd. Prj., Ser. 92A
     6.00%                                     10/01/04     1,020      1,115,625
   Ohio St. Bldg. Auth. Rev., Ser. 87
     7.05%                                     04/01/00     1,000      1,068,750
   Ohio St. Bldg. Data Ctr. Rev., Ser. 93A
     5.90%                                     10/01/07       450        510,188
   Ohio St. Hghr. Ed. Fac. Comm. Rev.,
     Ohio Dominican Coll. Prj., Ser. 94
     6.62%                                     12/01/04       250        273,750
   Ohio St. Nat. Res. Cap. Fac. G.O.,
     Ser. 94A
     5.40%                                     10/01/05     1,000      1,081,250
   Ohio St. Pub. Fac. Comn. Hghr. Ed.
     Fac. Rev., Ser. 89B
     6.50%                                     12/01/99     1,000      1,056,250
   Ohio St. Pub. Fac. Comn. Hghr. Ed.
     Rev., Ser. 92A
     5.50%                                     12/01/03     2,000      2,135,000
   Ohio St. Tpke. Rev., Ser. 96
     6.00%                                     02/15/05     4,400      4,889,500
   Ohio St. Wtr. Dev. PCRB Fac. Rev.,
     Wtr. Ctrl. State Match Prj., Ser. 95
     5.70%                                     06/01/11     1,300      1,408,875
   Ohio St. Wtr. Dev. Auth. Pollution Ctrl.
     Fac. Rev. Republic Steel Prj.,
     Ser. 95
     6.37%                                     06/01/07     3,710      4,039,263
   Ohio St. Wtr. Dev. Auth. Rev., Pure
     Wtr. Prj., Ser. 92
     5.75%                                     06/01/04     1,500      1,631,250
   Ohio St. Wtr. Dev. Auth. Rev., Steel-
     Cargill North Star Broken Hill Prj.,
     Ser. 95
     6.30%                                     09/01/20       500        552,500
   Olentangy Sch. Dist. G.O., Ser. 95A
     6.00%                                     12/01/08       225        250,594
   Scioto Cnty. Rev., Marine Term Norfolk
     Southern. Corp. Prj., Ser. 98
     5.30%                                     08/01/13     3,000      3,090,000
   Summit Cnty. Hosp. Rev., Cuyahoga
     Falls Gen. Hosp. Prj., Ser. 94
     6.65%                                     07/01/14       200        213,500
   Toledo G.O., Ser. 96
     6.00%                                     12/01/06       500        568,750
   Univ. Akron Gen. Rec. Rev., Ser. 97
     5.25%                                     01/01/17       500        517,500
   Univ. Cincinnati Gen. Rec. Rev.,
     Ser. 91L
     6.90%                                     06/01/07     1,500      1,636,875

                                                              Par
                                              Maturity        (000)       Value
                                             ---------    ---------   ----------
Municipal Bonds (Continued)
Ohio (Continued)
   Univ. Toledo Gen. Rec. Rev., Ser. 92A
     5.90%++                                   06/01/20    $  425     $  449,969
   Wadsworth City Sch. Dist. G.O. Unltd.,
     Ser. 98
     5.00%                                     12/01/22     1,000      1,003,750
   Westerville City Sch. Dist. G.O., Ser. 87
     6.25%                                     12/01/05     1,000      1,141,250
   Westlake G.O., Ser. 96
     6.40%                                     12/01/08     1,560      1,844,700
   Worthington City Sch. Dist. G.O. Unltd.,
     Ser. 89
     7.10%                                     12/01/99     1,000      1,042,500
                                                                   -------------
                                                                      94,350,739
                                                                   -------------
Puerto Rico -- 14.5%
   Puerto Rico Comwlth. G.O., Ser. 96
     5.40%                                     07/01/25    $3,000    $ 3,138,750
   Puerto Rico Comwlth. Hwy. & Trans.
     Auth. Rev., Ser. 98
     6.33%**                                   07/01/18     5,000      5,212,500
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 98EE
     5.25%                                     07/01/16     1,600      1,694,000
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 99FF
     5.25%                                     07/01/10     5,000      5,456,250
                                                                   -------------
                                                                      15,501,500
                                                                   -------------
Total Municipal Bonds
  (Cost $102,387,871)                                                109,852,239
                                                                   -------------
Short Term Investments -- 0.2%
   Smith Barney Tax Free Money
     Market Fund
     (Cost $241,969)                                          242        241,969
                                                                   -------------


See accompanying notes to financial statements.

                                 BlackRock Funds


                             STATEMENT OF NET ASSETS
                   OHIO TAX-FREE INCOME PORTFOLIO (Concluded)

As of September 30, 1998                                              Value
                                                                   ------------
TOTAL INVESTMENTS IN
SECURITIES
(Cost $102,629,840*)                                       103.7%  $110,094,208

LIABILITIES IN EXCESS
  OF OTHER ASSETS                                           (3.7%)   (3,899,194)
                                                          -------  ------------
NET ASSETS (Applicable to 9,290,603
  Institutional shares, 65,504 Service
  shares, 255,026 Investor A shares,
  102,576 Investor B shares and 48,419
  Investor C shares outstanding)                           100.0%  $106,195,014
                                                          -------  ------------
                                                          -------  ------------
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($104,552,465 (DIVIDE) 9,611,133)                                      $10.88
                                                                        -------
                                                                        -------
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                                      $10.88
                                                                        -------
                                                                        -------
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.88 (DIVIDE) .960)                                                 $11.33
                                                                        -------
                                                                        -------
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (subject to a contingent deferred
  sales charge of 4.5%)
  PER INVESTOR B SHARE
  ($1,115,830 (DIVIDE) 102,576)                                          $10.88
                                                                        -------
                                                                        -------
NET ASSET VALUE, OFFERING PRICE
  AND REDEMPTION PRICE
  (subject to a contingent deferred
  sales charge of 1.0%)
  PER INVESTOR C SHARE
  ($526,719 (DIVIDE) 48,419)                                             $10.88
                                                                        -------
                                                                        -------
-----------------

* Also cost for Federal income tax purposes. The gross unrealized appreciation on a tax basis is $7,464,368.

** Rates shown are the rates as of September 30, 1998, and the maturities shown are the longer of the next interest readjustment date or the date the principal amount can be recovered through demand.

++ Principal amount of securities pledged as collateral of $600,000 on 12 short U.S. Treasury Notes future contracts expiring June 1998. The value of such contracts on September 30, 1998 was $1,577,625, thereby resulting in an unrealized loss of $26,813.


See accompanying notes to financial statements.

                                 BlackRock Funds


                              STATEMENT OF NET ASSETS
                        DELAWARE TAX-FREE INCOME PORTFOLIO

                                                    Par
As of September 30, 1998          Maturity         (000)       Value
                                  --------        -------    ----------
MUNICIPAL BONDS -- 98.4%
Delaware -- 79.9%
   Delaware River & Bay Auth. Rev.,
     Ser. 93
     4.60%                        01/01/05      $  2,000     $  2,057,500
   Delaware River & Bay Auth. Rev.,
     Ser. 96
     6.00%                        01/01/05         1,460        1,620,600
     6.00%                        01/01/06         1,160        1,302,100
   Delaware St. Econ. Dev. Auth. Pol.
     Ctrl. Rev., Delmarva Pwr. Prj.,
     Ser. 91B
     7.15%                        07/01/18           500          549,375
   Delaware St. Econ. Dev. Auth. Rev.,
     First Mtg. Gilpin ACA CBI Prj.,
     Ser. 98
     5.62%                        07/01/19         2,000        2,072,500
     5.62%                        07/01/25         1,500        1,550,625
   Delaware St. Econ. Dev. Auth.
     Rev., United Wtr. Delaware, Inc.
     Prj., Ser. 95
     6.20%                        06/01/25         2,000        2,241,720
   Delaware St. Econ. Dev. Auth. Rev.,
     Wtr. Dev. Prj., Ser. 92B
     6.45%                        12/01/07         1,165        1,354,312
   Delaware St. G.O., Ser. 90
     6.85%                        05/01/99           500          510,165
     6.85%                        05/01/00           500          525,625
   Delaware St. G.O., Ser. 91A
     6.30%                        08/15/05         1,730        1,872,725
   Delaware St. G.O., Ser. 92A
     6.25%                        03/01/02         1,400        1,533,000
   Delaware St. G.O., Ser. 97B
     5.00%                        05/01/15         1,000        1,020,000
   Delaware St. Hlth. Fac. Auth. Rev.,
     Christiana Care Hlth. Svcs. Prj.,
     Ser. 98
     5.00%                        10/01/15         5,000        5,075,000
   Delaware St. Hlth. Fac. Auth. Rev.,
     Med. Ctr. of Delaware Prj., Ser. 92
     6.25%                        10/01/04         2,185        2,463,587
     6.25%                        10/01/05         2,175        2,484,937
     6.25%                        10/01/06         4,000        4,625,000
   Delaware St. Hsg. Auth. Rev.,
     Multi-Family Mtg. Prj., Ser. 91
     7.15%                        07/01/14         3,000        3,240,000
   Delaware St. Hsg. Auth. Rev.,
     Multi-Family Mtg. Prj., Ser. 92C
     7.37%                        01/01/15         2,000        2,187,500
   Delaware St. Rlty. Transfer Tax Rev.,
     Ld. & Wtr. Consv. Trust Fund Prj.,
     Ser. 93
     5.50%                        04/01/02         1,500        1,584,375
     5.75%                        04/01/03         1,500        1,620,000
   Delaware St. Sld. Wst. Auth. Sld.
     Wst. Sys. Rev., Ser. 90A
     6.75%                        07/01/99           500          511,530
     6.75%                        07/01/00           500          524,375
   Delaware St. Sld. Wst. Auth. Sld.
     Wst. Sys. Rev., Ser. 92
     5.80%                        07/01/01         1,500        1,576,875
     6.00%                        07/01/02         2,000        2,140,000
   Delaware Trans. Auth. Trans. Sys.
     Rev., Ser. 90
     7.10%                        07/01/01         2,335        2,513,044
   Delaware Trans. Auth. Trans. Sys.
     Rev., Ser. 91
     6.00%                        07/01/01         4,765        5,044,944
     6.35%                        07/01/01           500          542,500


                                                    Par
                                  Maturity         (000)       Value
                                  --------        -------    ----------
MUNICIPAL BONDS (Continued)
Delaware (Continued)
   Delaware Trans. Auth. Trans. Sys.
     Rev., Ser. 92
     5.40%                        07/01/03      $  1,000     $  1,063,750
     5.62%                        07/01/05         2,400        2,583,000
 ++Delaware Trans. Auth. Trans. Sys.
     Rev., Ser. 93
     5.10%                        07/01/04         1,500        1,588,125
     5.50%                        07/01/08         1,000        1,070,000
   Delaware Trans. Auth. Trans. Sys.
     Rev., Ser. 94
     6.10%                        07/01/07         1,000        1,118,750
   Dover Elec. Rev., Ser. 90
     6.95%                        07/01/99           500          513,290
     7.00%                        07/01/00           500          528,750
     7.00%                        07/01/01           500          536,875
   Dover Elec. Rev., Ser. 93
     6.00%                        07/01/07           500          545,625
   New Castle Cnty. G.O., Ser. 91
     6.00%                        10/15/98         1,000        1,000,750
   New Castle Cnty. G,O., Ser. 91
     6.20%                        10/15/00           500          526,250
   New Castle Cnty. G.O., Ser. 91
     6.25%                        10/15/01         3,000        3,228,750
     6.30%                        10/15/02         1,000        1,093,750
     6.50%                        10/15/04         1,000        1,095,000
     6.50%                        10/15/05         1,000        1,095,000
   New Castle Cnty. G.O., Ser. 98
     5.00%                        10/01/18         3,500        3,548,125
   Sussex Cnty. G.O., Ser. 93
     5.60%                        10/15/08         3,000        3,232,500
     5.70%                        10/15/12         2,000        2,147,500
   Univ. of Delaware Hsg. & Dining
     Sys. Rev., Ser. 89
     7.00%                        11/01/00         2,000        2,109,760
   Wilmington G.O., Ser. 92A
     6.20%                        01/01/02         1,000        1,067,500
     6.00%                        07/01/03           500          533,750
   Wilmington G.O., Ser. 92B
     6.25%                        04/01/02         3,050        3,351,188
   Wilmington G.O., Ser. 96A
     6.00%                        10/01/03         3,525        3,877,500
     5.50%                        10/01/16         1,500        1,593,750
   Wilmington Parking Auth.
     Guaranteed Parking Rev., Ser. 92A
     5.60%                        09/15/02           500          533,750
     5.80%                        09/15/04         1,000        1,086,250
     6.00%                        09/15/06           500          545,000
                                                             ------------
                                                               95,558,152
                                                             ------------
PUERTO RICO -- 14.5%
   Puerto Rico Comwlth. Infra. Fin.
     Auth. Spl. Rites, Ser. 98
     6.38%**                      07/01/21         4,000        4,065,000
   Puerto Rico Comwlth. G.O., Ser. 97
     5.37%                        07/01/21         2,500        2,621,875
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 97BB
     5.50%                        07/01/09         1,150        1,282,250
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 98EE
     5.25%                        07/01/16         1,800        1,905,750
   Puerto Rico Pub. Bldgs. Auth. Gtd.
     Govt. Facs. Rev., Ser. 95A
     6.25%                        07/01/10         1,000        1,182,500


See accompanying notes to financial statements.

                                 BlackRock Funds


                             STATEMENT OF NET ASSETS
                 DELAWARE TAX-FREE INCOME PORTFOLIO (Concluded)

                                                    Par
As of September 30, 1998          Maturity         (000)       Value
                                  --------        -------    ----------
MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
   Puerto Rico Pub. Fin. Corp. Rites.,
     Ser. 98
     7.15%**                      06/01/12      $  5,000     $  6,250,000
                                                             ------------
                                                               17,307,375
                                                             ------------
Virgin Islands -- 4.0%
   Virgin Islands Pub. Fin. Auth. Rev.,
     Ser. 98
     5.50%                        10/01/18         4,500        4,730,625
                                                             ------------
TOTAL MUNICIPAL BONDS
   (Cost $111,222,146)                                        117,596,152
                                                             ------------
SHORT TERM INVESTMENTS -- 0.3%
   Smith Barney Tax Free Money
     Market Fund
     (Cost $355,947)                                 356          355,947
                                                             ------------
TOTAL INVESTMENTS IN
   SECURITIES
   (Cost $111,578,093*)                             98.7%     117,952,099

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                    1.3%       1,573,732
                                                --------     ------------
NET ASSETS (Applicable to 11,082,214
   Institutional shares, 10 Service shares,
   246,371 Investor A shares, 168,369
   Investor B shares and 69,279
   Investor C shares outstanding)                  100.0%    $119,525,831
                                                   =====     ============



                                                                Value
                                                             ------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER INSTITUTIONAL, SERVICE
   AND INVESTOR A SHARE
   ($117,069,974 (DIVIDE) 11,328,595)                              $10.33
                                                                   ======
OFFERING PRICE PER INSTITUTIONAL
   AND SERVICE SHARE                                               $10.33
                                                                   ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($10.33 (DIVIDE) .960)                                          $10.76
                                                                   ======
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE
   (subject to a contingent deferred
   sales charge of 4.5%)
   PER INVESTOR B SHARE
   ($1,739,921 (DIVIDE) 168,369)                                   $10.33
                                                                   ======
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE
   (subject to a contingent deferred
   sales charge of 1.0%)
   PER INVESTOR C SHARE
   ($715,936 (DIVIDE) 69,279)                                      $10.33
                                                                   ======
----------

* Also cost for Federal income tax purposes. The gross unrealized appreciation on a tax basis is $6,374,006.

** Rates shown are the rates as of September 30, 1998, and the maturities shown are the longer of the next interest readjustment date or the date the principal amount can be recovered through demand.

++ Principal amount of securities pledged as collateral of $500,000 on 22 short U.S. Treasury Bonds futures contracts expiring December, 1998. The value of such contracts on September 30, 1998 was $2,812,313, thereby resulting in an unrealized loss of $51,344.

See accompanying notes to financial statements.

                                 BlackRock Funds


                             STATEMENT OF NET ASSETS
                        KENTUCKY TAX-FREE INCOME PORTFOLIO


                                                    Par
As of September 30, 1998          Maturity         (000)       Value
                                  --------        -------    ----------
MUNICIPAL BONDS -- 100.2%
Kentucky -- 87.2%
   Ashland Env. Imp. Rev., Allied Chemical
     Corp. Prj., Ser. 78
     5.80%                        03/01/03      $    370     $    387,575
   Boone Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 91C
     6.40%                        09/01/01           440          471,350
     6.50%                        09/01/01           490          539,000
     6.60%                        09/01/01           550          607,062
   Campbell & Kenton Cnty. Rev., Sanit.
     Dist. #1 Prj., Ser. 98A
     5.00%                        08/01/18         4,210        4,257,362
   Christian Cnty. Hosp. Rev., Jennie
     Stuart Med. Ctr. Prj., Ser. 96A
     6.00%                        07/01/17         1,000        1,075,000
   Christian Cnty. Hosp. Rev., Jennie
     Stuart Med. Ctr. Prj., Ser. 97A
     5.25%                        07/01/03         1,000        1,040,000
   Danville Multi-City Lease Rev.,
     Owensboro Rivpk Prj., Ser. 93B
     5.45%                        07/01/08         1,800        1,908,000
     5.55%                        07/01/11         1,000        1,055,000
   Grayson Cnty. Sch. Dist. Fin. Corp.
     Sch. Bldg. Rev., Ser. 95B
     5.95%                        01/01/08         1,290        1,427,062
   Harlan Cnty. Sch. Dist. Fin. Corp. Sch.
     Bldg. Rev., Ser. 90
     7.25%                        12/01/02           160          173,600
   Henderson Elec. Lt. & Pwr. Rev.,
     Ser. 73
     5.70%                        03/01/03         2,365        2,385,386
   Jefferson Cnty. Cap. Prj. Corp. Rev.,
     Ser. 93A
     5.75%                        08/15/04         1,275        1,388,156
     5.90%                        08/15/05         1,000        1,087,500
     6.10%                        08/15/07         2,500        2,740,625
   Jefferson Cnty. Cap. Prj. Corp.
     Rev., Ser. 97
     5.25%                        06/01/15         2,145        2,241,525
     5.37%                        06/01/22         3,000        3,131,250
   Jefferson Cnty. Hlth. Fac. Rev.,
     Alliant Hlth. Sys. Inc. Prj., Ser. 97
     5.12%                        10/01/17         5,000        5,118,750
     5.12%                        10/01/27         2,000        2,025,000
   Jefferson Cnty. Hlth. Fac. Rev.,
     Jewish Hosp. Hlth. Svcs. Inc. Prj.,
     Ser. 96
     5.65%                        01/01/17         3,000        3,213,750
   Jefferson Cnty. Multi-family Hsg. Rev.,
     Taylorsville Rd. Prj., Ser. 93A
     5.75%                        06/01/23         3,860        4,033,700
   Jefferson Cnty. Multi-family Hsg. Rev.,
     Whipps Mill Prj., Ser. 93A
     5.87%                        06/01/23         2,250        2,356,875
   Jefferson Cnty. Sch. Dist. Fin. Corp.
     Sch. Bldg. Rev., Ser. 92B
     6.00%                        01/01/03         2,005        2,177,931
     6.20%                        01/01/06         2,000        2,182,500
     6.20%                        01/01/07         2,750        3,007,812
   Kenton Cnty. Apt. Bd. Rev., Cincinnati
     Northern Kentucky Prj., Ser 97A
     5.75%                        03/01/05         1,490        1,633,412
     5.85%                        03/01/06         1,655        1,834,981
     5.95%                        03/01/07         1,730        1,937,600
     6.30%                        03/01/15         1,000        1,132,500


                                                    Par
                                  Maturity         (000)       Value
                                  --------        -------    ----------
MUNICIPAL BONDS (Continued)
Kentucky (Continued)
   Kenton Cnty. Sch. Dist. Fin. Corp.
     Sch. Bldg. Rev., Ser. 97
     5.30%                        03/01/13      $  1,500     $  1,582,500
     5.37%                        03/01/17         2,800        2,933,000
   Kenton Cnty. Wtr. Dist. Wtrwks. Rev.
     Ser. 92
     6.37%                        02/01/17         1,000        1,106,250
   Kentucky Dev. Fin. Auth. Hosp. Rev.,
     St. Lukes Hosp. Prj., Ser. 89A
     7.15%                        10/01/98           385          385,000
     7.20%                        10/01/99           900          930,303
     7.25%                        10/01/99           540          568,210
   Kentucky Dev. Fin. Hosp. Rev., Sisters
     Charity Nazareth Corp. Prj., Ser. 89
     6.90%                        11/01/98           500          501,280
   Kentucky Hghr. Ed. Stud. Ln. Insd.
     Rev., Ser 95B
     6.60%                        06/01/02         3,435        3,658,275
   Kentucky Hghr. Ed. Stud. Ln. Insd.
     Rev., Ser. 94C
     5.15%                        06/01/02         1,130        1,162,487
   Kentucky Hghr. Ed. Stud. Ln. Rev.,
     Ser. 85A
     9.25%                        06/01/01         1,785        1,934,494
   Kentucky Hghr. Ed. Stud. Ln. Rev.,
     Ser. 91C
     6.25%                        06/01/00         1,075        1,113,969
   Kentucky Hsg. Corp. Hsg. Rev.,
     Ser. 89A
     6.85%                        01/01/00            90           93,262
   Kentucky Hsg. Corp. Hsg. Rev.,
     Ser. 90A
     7.40%                        01/01/10           735          767,156
   Kentucky Hsg. Corp. Hsg. Rev.,
     Ser. 96D
     5.80%                        07/01/13         3,350        3,530,062
   Kentucky Hsg. Corp. Hsg. Rev.,
     Ser. 97F
     5.70%                        01/01/28         2,100        2,178,750
   Kentucky Ifra. Auth. Rev., Ser. 97L
     5.50%                        06/01/08         2,500        2,740,625
   Kentucky St. Pol. Abtmnt. & Wtr. Rsc.
     Fin. Auth. Rev., Ser. 88A
     7.10%                        08/01/99           265          272,977
   Kentucky St. Ppty. & Bldgs. Comm.
     Econ. Dev. Rev., Prj. 30-Fifth Ser.,
     Ser. 88
     7.40%                        06/01/00           500          512,965
   Kentucky St. Ppty. & Bldgs. Comm.
     Rev., Ref. Prj. 31-Fourth Ser., Ser. 88
     7.30%                        06/01/99         1,000        1,025,670
     7.40%                        06/01/00           675          692,570
   Kentucky St. Ppty. & Bldgs. Comm. Rev.,
     Ref. Prj. 32-Third Ser., Ser. 88
     6.40%                        12/01/98           500          502,380
   Kentucky St. Ppty. & Bldgs. Comm.
     Rev., Ref. Prj. 34-Second Ser.,
     Ser. 89
     7.10%                        06/01/99           800          819,504
   Kentucky St. Ppty. & Bldgs. Comm.
     Rev., Ref. Prj. 49, Ser. 89
     6.90%                        12/01/98           615          618,401
   Kentucky St. Ppty. & Bldgs. Comm.
     Rev., Ref. Prj. 50, Ser. 91
     6.60%                        02/01/00           500          518,750


See accompanying notes to financial statements.

                                 BlackRock Funds


                             STATEMENT OF NET ASSETS
                 KENTUCKY TAX-FREE INCOME PORTFOLIO (Continued)


                                                    Par
As of September 30, 1998          Maturity         (000)       Value
                                  --------        -------    ----------
Municipal Bonds (Continued)
Kentucky (Continued)
   Kentucky St. Ppty. & Bldgs. Comm.
     Rev., Ref. Prj. 51, Ser. 91
     6.50%                        08/01/01      $    740     $    807,525
   Kentucky St. Ppty. & Bldgs. Comm.
     Rev., Ref. Prj. 53, Ser. 91
     5.75%                        10/01/11         4,500        4,709,375
   Kentucky St. Ppty. & Bldgs. Comm.
     Rev., Ref. Prj. 54, Ser. 92
     5.90%                        09/01/07         2,750        2,973,438
   Kentucky St. Ppty. & Bldgs. Comm.
     Rev., Ref. Prj. 55, Ser. 93
     4.60%(DOUBLE DAGGER)         09/01/03         3,000        3,090,000
     4.90%                        09/01/06         2,000        2,097,500
   Kentucky St. Ppty. & Bldgs. Comm.
     Rev., Ref. Prj. 59, Ser. 95
     6.00%                        11/01/05         2,110        2,360,563
   Kentucky St. Tpke. Auth. Econ. Dev.
     Rd. Rev., Ref. Revitalization Prj.,
     Ser. 90
     7.12%                        05/15/00         1,400        1,496,250
   Kentucky St. Tpke. Auth. Econ. Dev.
     Rd. Rev., Ref. Revitalization Prj.,
     Ser. 92
     5.50%                        01/01/01         2,040        2,116,500
     5.70%                        01/01/03         3,000        3,221,250
   Kentucky St. Tpke. Auth. Econ. Dev.
     Rd. Rev., Ref. Revitalization Prj.,
     Ser. 93
     5.40%                        07/01/05         3,000        3,251,250
   Kentucky St. Tpke. Auth. Econ. Dev.
     Rd. Rev., Ref. Revitalization Prj.,
     Ser. 95
     6.50%                        07/01/07         1,000        1,176,250
     6.50%                        07/01/08         3,000        3,558,750
   Kentucky St. Tpke. Auth. Res. Rec.
     Rd. Rev., Ser. 79
     7.10%                        07/01/02           625          664,844
   Lexington Ctr. Corp. Mtg. Rev.,
     Ser. 93A
     5.20%                        10/01/04         1,790        1,897,400
   Lexington-Fayette Urban Cnty. Govt.
     Kentucky Sch. Bldg. Rev., Ser. 89
     7.00%                        12/01/99           500          535,000
   Lexington-Fayette Urban Cnty. Govt. Prj.
     Rev., Univ. of Kentucky Alumni
     Assoc., Inc. Prj., Ser. 94
     6.50%                        11/01/06           660          762,300
   Lexington-Fayette Urban Cnty. Govt.
     Pub. Facs. Corp. Mtg. Rev.,
     Ref. Ser. 93
     4.50%                        02/01/06         2,100        2,163,000
   Lexington-Fayette Urban Cnty. Govt.
     Student Hsg. Rev., Ref.
     Transylvania Univ. Prj., Ser. 92
     6.10%                        04/01/99           155          156,550
     6.20%                        04/01/00           160          161,600
   Louisville & Jefferson Cnty. Auth.
     Rev., Ser. 98A
     5.00%                        07/01/18         2,000        1,997,500
     5.00%                        07/01/25         1,380        1,383,450
   Louisville & Jefferson Cnty. Met.
     Swr. Dist. Rev., Ser. 93
     5.30%                        05/15/10         2,000        2,112,500


                                                    Par
                                  Maturity         (000)       Value
                                  --------        -------    ----------
MUNICIPAL BONDS (Continued)
Kentucky (Continued)
   Louisville & Jefferson Cnty. Reg.
     Arpt. Auth. Apt. Sys. Rev.,
     Ser. 97A
     5.75%                        07/01/01      $  1,000     $  1,051,250
     5.75%                        07/01/03         1,070        1,154,263
   Louisville & Jefferson Cnty. Swr.
     and Drain Sys. Rev., Ser. 98A
     5.00%                        05/15/22         7,000        7,070,000
   Louisville & Jefferson Cnty. Swr.
     Dist. Rev., Ser. 98A
     5.00%                        05/15/30         5,000        5,050,000
   Louisville Ind. Bldg. Rev., Enterprise
     Zone Dist. Prj., Ser. 88
     5.75%                        04/01/00         1,465        1,480,617
   Louisville Parking Auth. Riv. City
     First Mtg. Rev., Ser. 91
     6.50%                        06/01/01           265          290,506
   Louisville Pub. Pptys. Corp. Rev.,
     Ser. 98
     5.00%                        12/01/22         3,210        3,230,063
   McCracken Cnty. Hosp. Rev., Mercy
     Health Systems Prj.,  Ser. 94A
     6.10%                        11/01/04           400          445,500
   Muhlenberg Cnty. Ind. Dev. Rev.,
     Harsco Corp., Ser. 87
     7.00%                        09/01/01         1,000        1,082,500
   Owensboro Elec. Lt & Pwr. Rev.,
     Ser. 93B
     5.05%                        01/01/07         3,000        3,157,500
   Somerset Ind. Bldg. Rev., CR/PL,
     Inc. Prj., Ser. 84
     7.50%                        10/01/10         3,000        3,281,250
   Univ. of Kentucky Rev., Cons.
     Edl. Bldg. Prj., Ser. 92N
     6.00%                        05/01/08         1,680        1,827,000
     6.00%                        05/01/10         1,000        1,087,500
   Univ. of Kentucky Rev., Cons.
     Edl. Bldg. Prj., Ser. 94
     4.60%                        05/01/07         2,540        2,635,250
   Univ. of Kentucky Rev., Hosp.
     Rev., Ser. 93A
     5.30%                        08/01/03         1,765        1,873,106
     5.40%                        08/01/04           750          805,313
   Univ. of Louisville Rev., Cons.
     Edl. Bldg. Prj., Ser. 92H
     5.87%                        05/01/11         1,150        1,229,063
   Univ. of Louisville Rev., Cons.
     Edl. Bldg. Prj., Ser. 93I
     5.10%                        05/01/02         1,545        1,608,731
   Univ. of Louisville Rev., Cons.
     Edl. Bldg. Prj., Ser. 93J
     5.00%                        05/01/06         2,370        2,485,538
   Western Kentucky Univ. Rev.,
     Hsg. & Dining Sys. Prj., Ser. 90L
     7.10%                        12/01/00           350          373,188
   Winchester Util. Rev., Ser. 93
     5.45%                        07/01/10         1,500        1,586,250
                                                             ------------
                                                              172,216,287
                                                             ------------
Puerto Rico -- 12.1%
   Puerto Rico Comwlth. Ref-Pub.
     Impt. G.O., Ser. 96
     5.50%                        07/01/06         1,700        1,876,375
   Puerto Rico Comwlth. G.O., Ser. 97
     5.37%                        07/01/21         4,250        4,457,188

See accompanying notes to financial statements.

                                 BlackRock Funds


                             STATEMENT OF NET ASSETS
                 KENTUCKY TAX-FREE INCOME PORTFOLIO (Concluded)


                                                    Par
As of September 30, 1998          Maturity         (000)       Value
                                  --------        -------    ----------
MUNICIPAL BONDS (Continued)
Puerto Rico (Continued)
   Puerto Rico Comwlth. Hwy. &
     Trans. Auth. Rev., Ser. 96Y
     6.25%                        07/01/04      $  2,000     $  2,255,000
   Puerto Rico Comwlth. Ifra. Fin.
     Auth. Rev., Ser. 97A
     5.00%                        07/01/21         3,500        3,539,375
   Puerto Rico Elec. Pwr. Auth.
     Rev., Ser. 92R
     5.90%                        07/01/01         1,000        1,051,250
   Puerto Rico Elec. Pwr. Auth.
     Rev., Ser. 98
     7.13%**                      10/01/98         2,000        2,310,000
   Puerto Rico Elec. Pwr. Auth. Rev.,
     Ser. 99FF
     5.25%                        07/01/10         4,915        5,363,494
   Puerto Rico Ifra. Fin. Auth. Spl. Rev.,
     Ser. 97A
     5.00%                        07/01/11         1,000        1,055,000
   Puerto Rico Pub. Bldg. Auth. Gtd.
     Pub. Ed. & Hlth. Fac. Rev., Ser. 93M
     5.20%                        07/01/02         2,000        2,082,500
                                                             ------------
                                                               23,990,182
                                                             ------------
Virgin Islands -- 0.9%
   Virgin Islands Wtr. & Pwr. Auth.
     Elect. Sys. Rev., Ref. Ser 98
     5.30%                        07/01/18         1,685        1,718,700
                                                             ------------
TOTAL INVESTMENTS IN
   SECURITIES
   (Cost $185,983,594*)                            100.2%     197,925,169

LIABILITIES IN EXCESS
   OF OTHER ASSETS                                  (0.2%)       (457,240)
                                                --------     ------------
NET ASSETS (Applicable to 19,060,466
   Institutional shares, 10 Service shares,
   94,577 Investor A shares, 10 Investor B
   shares and 10 Investor C shares outstanding)    100.0%    $197,467,929
                                                ========     ============


                                                                Value
                                                             ------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER INSTITUTIONAL, SERVICE
   AND INVESTOR A SHARE
   ($197,467,721 (DIVIDE) 19,155,053)                              $10.31
                                                                   ======
OFFERING PRICE PER INSTITUTIONAL
   AND SERVICE SHARE                                               $10.31
                                                                   ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($10.31 (DIVIDE) .960)                                          $10.74
                                                                   ======
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE
   (subject to a contingent deferred
   sales charge of 4.5%)
   PER INVESTOR B SHARE
   ($104 (DIVIDE) 10)                                              $10.31
                                                                   ======
NET ASSET VALUE, OFFERING PRICE
   AND REDEMPTION PRICE
   (subject to a contingent deferred
   sales charge of 1.0%)
   PER INVESTOR C SHARE
   ($104 (DIVIDE) 10)                                              $10.31
                                                                   ======


----------

* Also cost for Federal income tax purposes. The gross unrealized appreciation on a tax basis is $11,941,575.

** Rates shown are the rates as of September 30, 1998, and the maturities shown are the longer of the next interest readjustment date or the date the principal amount can be recovered through demand.

++ Principal amount of securities pledged as collateral of $1,000,000 on 20 short U.S. Treasury Bonds futures contracts expiring December, 1998. The value of such contracts on September 30, 1998 was $2,629,375, thereby resulting in an unrealized loss of $6,250.



                            INVESTMENT ABBREVIATIONS
                            ------------------------

                          ARM    Adjustable Rate Mortgage
                          CMT    Constant Maturity Treasury
                          CPI    Consumer PriceIndex
                          FRDD   Floating Rate Daily Demand
                          G.O.   General Obligations
                          IO     Interest Only
                          PO     Prinicipal Only

See accompanying notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

                             STATEMENT OF OPERATIONS


                                                      Intermediate
                                      Low Duration     Government     Intermediate       Core         Government
For the Period Ended                      Bond            Bond           Bond            Bond           Income           GNMA
September 30, 1998                     Portfolio        Portfolio      Portfolio       Portfolio       Portfolio      Portfolio(1)
                                      ------------    ------------    ------------    ------------    ------------    ------------
Investment income:
   Interest .......................   $ 22,424,522    $ 17,044,764    $ 32,937,846    $ 49,127,924    $  1,752,487    $  2,958,830
                                      ------------    ------------    ------------    ------------    ------------    ------------
Expenses:
   Investment advisory fee ........      1,490,875       1,338,804       2,120,755       3,591,424         128,063         242,151
   Administration fee .............        685,803         615,850         970,610       1,608,398          58,909          99,875
   Custodian fee ..................         87,332          62,165          98,992         153,783          29,467          12,392
   Transfer agent fee .............         72,684          90,274         131,916         237,926          31,084          13,912
   Shareholders servicing fees ....        119,647          95,973          94,378         273,621          63,716             146
   Shareholders processing fees ...        117,679          89,835          93,112         261,283          38,230              88
   Distribution fees ..............          2,958           2,086             186          66,520         151,243             144
   Legal and audit ................         26,167          16,337          43,158          67,254           5,560          17,412
   Printing .......................         75,031          29,369          88,124         162,246           4,563           2,316
   Registration fees and
     expenses .....................        180,306         101,180         135,996         322,861          29,888          34,298
   Organization ...................             --              --           4,405              --          12,555              --
   Trustees' fees and officer's
     salary .......................          5,570           6,069           8,068          12,310           4,245           2,236
   Other ..........................         31,868          14,518          27,627          92,334          11,054           1,063
                                      ------------    ------------    ------------    ------------    ------------    ------------
                                         2,895,920       2,462,460       3,817,327       6,849,960         568,577         426,033
   Less fees voluntarily waived
     and expenses reimbursed ......     (1,202,303)       (691,140)     (1,155,103)     (2,414,342)       (148,264)       (161,449)
                                      ------------    ------------    ------------    ------------    ------------    ------------
        Total operating expenses ..      1,693,617       1,771,320       2,662,224       4,435,618         420,313         264,584
                                      ------------    ------------    ------------    ------------    ------------    ------------
Interest expense ..................      3,578,891         102,720       4,803,117       2,079,604          96,398          12,627
                                      ------------    ------------    ------------    ------------    ------------    ------------
        Total expenses ............      5,272,508       1,874,040       7,465,341       6,515,222         516,711         277,211
                                      ------------    ------------    ------------    ------------    ------------    -------------
Net investment income .............     17,152,014      15,170,724      25,472,505      42,612,702       1,235,776       2,681,619
                                      ------------    ------------    ------------    ------------    ------------    ------------
Realized and unrealized gain
   (loss) on investments and
   foreign currency transactions:
   Net realized gain (loss) from:
     Investment transactions ......        952,040       3,380,014       3,699,728      19,456,399         871,098       1,279,226
     Forward futures contracts ....        631,465       1,819,290       1,687,626      (2,027,546)       (116,108)       (591,611)
     Foreign currency transactions,
        forward foreign currency,
        futures and swap
        contracts .................        (93,793)             --              --              --              --              --
Change in unrealized appreciation
   (depreciation) from:
     Investments ..................      3,062,967       8,515,624       6,952,636      14,291,575         813,449       1,125,028
     Futures ......................       (319,759)      1,141,663       1,119,756        (897,842)       (205,824)       (642,557)
     Market discount amortization .             --              --              --              --              --              --
     Foreign currency transactions,
        forward foreign currency
        and future contracts ......             --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
Net gain on investments and
   foreign currency transactions ..      4,232,920      14,856,591      13,459,746      30,822,586       1,362,615       1,170,086
                                      ------------    ------------    ------------    ------------    ------------    ------------
Net increase in net assets
   resulting from operations ......   $ 21,384,934    $ 30,027,315    $ 38,932,251    $ 73,435,288    $  2,598,391    $  3,851,705
                                      ============    ============    ============    ============    ============    ============

----------
(1)  For the period May 18, 1998 through September 30, 1998.
(2)  For the period May 11, 1998 through September 30, 1998.

See accompanying notes to financial statements.

                                BLACKROCK FUNDS


                                                                                          Pennsylvania      New Jersey
                                         Managed       International      Tax-Free          Tax-Free         Tax-Free
                                         Income            Bond            Income            Income           Income
                                        Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                                      -------------    -------------    -------------    -------------    -------------
Investment income:
   Interest .......................   $  83,201,518    $   2,502,120    $   8,529,474    $  26,292,489    $   6,465,560
                                      -------------    -------------    -------------    -------------    -------------
Expenses:
   Investment advisory fee ........       5,528,165          288,514          818,207        2,482,934          615,392
   Administration fee .............       2,424,129          113,124          376,375        1,056,431          283,081
   Custodian fee ..................         248,440           51,649           35,284           77,060           31,054
   Transfer agent fee .............         363,228           23,329           60,354          180,468           50,490
   Shareholders servicing fees ....         536,423           18,701          107,358          205,049          129,222
   Shareholders processing fees ...         519,721           15,125           99,603          157,751          127,046
   Distribution fees ..............          17,200           16,612           12,862          107,395            6,491
   Legal and audit ................         103,123            8,346           16,351           28,379           16,058
   Printing .......................         163,573           17,604           16,023           32,597           16,360
   Registration fees and
     expenses .....................         232,986           51,586           90,110          249,778           67,746
   Organization ...................              --               --               --              465               --
   Trustees' fees and officer's
     salary .......................          14,523            8,576            2,387            5,864            2,878
   Other ..........................          67,013            8,343           12,450           13,181           14,549
                                      -------------    -------------    -------------    -------------    -------------
                                         10,218,524          621,509        1,647,364        4,597,352        1,360,367
   Less fees voluntarily waived
     and expenses reimbursed ......      (2,011,658)         (71,556)        (455,087)      (1,188,473)        (374,129)
                                      -------------    -------------    -------------    -------------    -------------
        Total operating expenses ..       8,206,866          549,953        1,192,277        3,408,879          986,238
                                      -------------    -------------    -------------    -------------    -------------
Interest expense ..................       7,847,747               --               --               --               --
                                      -------------    -------------    -------------    -------------    -------------
        Total expenses ............      16,054,613          549,953        1,192,277        3,408,879          986,238
                                      -------------    -------------    -------------    -------------    -------------
Net investment income .............      67,146,905        1,952,167        7,337,197       22,883,610        5,479,322
                                      -------------    -------------    -------------    -------------    -------------
Realized and unrealized gain
   (loss) on investments and
   foreign currency transactions:
   Net realized gain (loss) from:
     Investment transactions ......      39,052,524        1,080,438        1,424,901        1,888,697          757,276
     Forward futures contracts ....     (13,167,313)         297,002          (53,371)       1,822,679          701,179
     Foreign currency transactions,
        forward foreign currency,
        futures and swap
        contracts .................              --        1,846,573               --               --               --
Change in unrealized appreciation
   (depreciation) from:
     Investments ..................      17,407,043        2,627,433        7,335,600       25,669,246        4,450,958
     Futures ......................      (4,488,155)        (114,978)         (15,364)        (264,303)         (21,076)
     Market discount amortization .              --               --            1,206               --               --
     Foreign currency transactions,
        forward foreign currency
        and future contracts ......              --       (1,936,238)              --               --               --
                                      -------------    -------------    -------------    -------------    -------------
Net gain on investments and
   foreign currency transactions ..      38,804,099        3,800,230        8,692,972       29,116,319        5,888,337
                                      -------------    -------------    -------------    -------------    -------------
Net increase in net assets
   resulting from operations ......   $ 105,951,004    $   5,752,397    $  16,030,169    $  51,999,929    $  11,367,659
                                      =============    =============    =============    =============    =============


                                            Ohio            Delaware         Kentucky
                                          Tax-Free          Tax-Free         Tax-Free
                                           Income            Income           Income
                                          Portfolio        Portfolio(2)     Portfolio(2)
                                        ------------      -------------     ------------
Investment income:
   Interest .......................     $  2,558,769      $  2,264,270      $  4,347,893
                                        ------------      ------------      ------------
Expenses:
   Investment advisory fee ........          244,011           255,393           456,081
   Administration fee .............          103,078           106,801           190,725
   Custodian fee ..................           24,346             9,974            17,114
   Transfer agent fee .............           17,602            15,683            25,641
   Shareholders servicing fees ....           20,376             3,797               225
   Shareholders processing fees ...           16,861             2,278               135
   Distribution fees ..............            6,625             5,082                --
   Legal and audit ................            8,317            27,786            34,161
   Printing .......................            6,782             2,261             4,190
   Registration fees and
     expenses .....................           37,534            26,112            58,038
   Organization ...................              432                --                --
   Trustees' fees and officer's
     salary .......................            6,150             2,505             2,016
   Other ..........................            6,250             2,377             1,994
                                        ------------      ------------      ------------
                                             498,364           460,049           790,320
   Less fees voluntarily waived
     and expenses reimbursed ......         (161,145)         (122,893)         (209,429)
                                        ------------      ------------      ------------
        Total operating expenses ..          337,219           337,156           580,891
                                        ------------      ------------      ------------
Interest expense ..................               --                --                --
                                        ------------      ------------      ------------
        Total expenses ............          337,219           337,156           580,891
                                        ------------      ------------      ------------
Net investment income .............        2,221,550         1,927,114         3,767,002
                                        ------------      ------------      ------------
Realized and unrealized gain
   (loss) on investments and
   foreign currency transactions:
   Net realized gain (loss) from:
     Investment transactions ......           99,282           343,586           595,954
     Forward futures contracts ....          600,759         1,188,632         1,182,324
     Foreign currency transactions,
        forward foreign currency,
        futures and swap
        contracts .................               --                --                --
Change in unrealized appreciation
   (depreciation) from:
     Investments ..................        2,710,585         2,592,835         4,596,134
     Futures ......................          (16,171)          (51,278)           (6,119)
     Market discount amortization .               --                --                --
     Foreign currency transactions,
        forward foreign currency
        and future contracts ......               --                --                --
                                        ------------      ------------      ------------
Net gain on investments and
   foreign currency transactions ..        3,394,455         4,073,775         6,368,293
                                        ------------      ------------      ------------
Net increase in net assets
   resulting from operations ......     $  5,616,005      $  6,000,889      $ 10,135,295
                                        ============      ============      ============

----------
(1)  For the period May 18, 1998 through September 30, 1998.
(2)  For the period May 11, 1998 through September 30, 1998.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF CASH FLOWS
                           LOW DURATION BOND PORTFOLIO
                      FOR THE YEAR ENDED SEPTEMBER 30, 1998

Cash provided by (used in) Operating Activities
   Investment income received ...................................     $    21,927,370
   Operating expenses paid ......................................          (1,579,362)
   Interest expense paid ........................................          (3,578,891)
                                                                      ---------------
Net increase in cash from operating activities ..................          16,769,117

Cash provided by (used in) Investing Activities
   Purchases of long-term investments ...........................      (1,033,873,188)
   Proceeds from disposition of long-term portfolio investment ..         888,416,426
   Net purchases of short-term investments ......................            (754,012)
                                                                      ---------------
Net decrease in cash from investing activities ..................        (146,210,774)

Cash provided by (used in) Financing Activities
   Cash dividends paid ..........................................          (9,897,738)
   Net borrowing relative to reverse repurchase agreements ......          78,759,141
   Net proceeds related to capital stock transactions ...........          60,580,254
                                                                      ---------------
Net increase in cash from financing activities ..................         129,441,657
                                                                      ---------------
Net increase (decrease) in cash .................................                  --
Cash at beginning of year .......................................                  --
                                                                      ---------------
Cash at end of period ...........................................     $            --
                                                                      ===============

Net increase in net assets resulting from operations ............     $    21,384,934
Adjustments:
   Increase in interest receivable ..............................            (934,264)
   Amortization of premium and accretion of discount ............             437,112
   Increase in accrued expenses .................................              55,555
   Decrease in prepaid expenses .................................              58,700
Net realized and changes in unrealized gain (loss) on investments          (4,232,920)
                                                                      ---------------
Total adjustments ...............................................          (4,615,817)
                                                                      ---------------
NET INCREASE IN CASH FROM OPERATING ACTIVITIES ..................     $    16,769,117
                                                                      ===============

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF CASH FLOWS
                           INTERMEDIATE BOND PORTFOLIO
                      FOR THE YEAR ENDED SEPTEMBER 30, 1998

Cash provided by (used in) Operating Activities
   Investment income received .................................. $   31,562,602
   Operating expenses paid .....................................     (2,505,495)
   Interest Expenses paid ......................................     (4,803,117)
                                                                 --------------
Net increase in cash from operating activities .................     24,253,990

Cash provided by (used in) Investing Activities
   Purchases of long-term investments .......................... (1,507,581,003)
   Proceeds from disposition of long-term portfolio investment .  1,249,407,173
   Net purchases of short-term investments .....................     (4,119,188)
                                                                 --------------
Net decrease in cash from investing activities .................   (262,293,018)

Cash provided by (used in) Financing Activities
   Cash dividends paid .........................................    (24,264,948)
   Net borrowing relative to reverse repurchase agreements .....     57,443,519
   Net proceeds related to capital stock transactions ..........    204,860,457
                                                                 --------------
Net increase in cash from financing activities .................    238,039,028
                                                                 --------------
Net increase (decrease) in cash ................................             --
Cash at beginning of year ......................................             --
                                                                 --------------
Cash at end of period .......................................... $           --
                                                                 --------------
                                                                 --------------

Net increase in net assets resulting from operations ........... $   38,932,251
Adjustments:
   Increase in interest receivable .............................     (1,705,998)
   Amoritization of premium and accretion of discount ..........        330,754
   Increase in accrued expenses ................................        134,631
   Decrease in prepaid expenses ................................         22,098
Net realized and changes in unrealized gain (loss) on investment    (13,459,746)
                                                                 --------------
Total adjustments ..............................................    (14,678,261)
                                                                 --------------
NET INCREASE IN CASH FROM OPERATING ACTIVITIES.................. $   24,253,990
                                                                 ==============

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF CHANGES IN NET ASSETS


                                                        Low Duration
                                                       Bond Portfolio
                                              -------------------------------
                                                 For the            For the
                                               Year Ended         Year Ended
                                                 9/30/98            9/30/97
                                              ------------       ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..............      $ 17,152,014       $ 12,657,616
    Net realized gain on investment,
      futures and foreign currency
      related transactions .............         1,489,712          1,558,927
    Net unrealized gain on investment,
      futures and foreign currency
      related transactions .............         2,743,208            563,518
                                              ------------       ------------
    Net increase in net assets
      resulting from operations ........        21,384,934         14,780,061
                                              ------------       ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Shares ...................        (6,991,384)          (811,188)
    Institutional Shares ...............        (5,569,323)        (7,000,339)
    Service Shares .....................        (4,082,739)        (4,542,121)
    Investor A Shares ..................           (80,989)           (52,116)
    Investor B Shares ..................            (8,711)            (1,130)
    Investor C Shares ..................            (8,683)            (1,370)
                                              ------------       ------------
    Total distribution from net
      investment income ................       (16,741,829)       (12,408,264)
                                              ------------       ------------
Net realized gains:
    BlackRock Shares ...................                --                 --
    Institutional Shares ...............                --                 --
    Service Shares .....................                --                 --
    Investor A Shares ..................                --                 --
    Investor B Shares ..................                --                 --
    Investor C Shares ..................                --                 --
                                              ------------       ------------
    Total distributions from net
      realized gains ...................                --                 --
                                              ------------       ------------
    Total distributions to shareholders        (16,741,829)       (12,408,264)
                                              ------------       ------------
Capital share transactions .............        69,892,569         23,961,267
                                              ------------       ------------
    Total increase (decrease) in
      net assets .......................        74,535,674         26,333,064
                                              ------------       ------------
Net assets:
    Beginning of period ................       254,827,313        228,494,249
                                              ------------       ------------
    End of period ......................      $329,362,987       $254,827,313
                                              ============       ============

See accompanying notes to financial statements.


                                                 Intermediate Government                     Intermediate
                                                     Bond Portfolio                         Bond Portfolio
                                             -------------------------------      --------------------------------
                                                For the           For the            For the             For the
                                              Year Ended        Year Ended         Year Ended          Year Ended
                                                9/30/98           9/30/97            9/30/98             9/30/97
                                             ------------      -------------      -------------      -------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..............     $ 15,170,724      $   8,904,981      $  25,472,505      $  19,965,011
    Net realized gain on investment,
      futures and foreign currency
      related transactions .............        5,199,304          1,503,723          5,387,354          1,882,563
    Net unrealized gain on investment,
      futures and foreign currency
      related transactions .............        9,657,287          1,636,886          8,072,392          3,764,341
    Net increase in net assets               ------------       ------------       ------------       ------------
      resulting from operations ........       30,027,315         12,045,590         38,932,251         25,611,915
                                             ------------       ------------       ------------       ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Shares ...................               --                 --                 --                 --
    Institutional Shares ...............      (11,983,641)        (5,867,247)       (20,947,487)       (16,909,305)
    Service Shares .....................       (2,952,271)        (2,729,498)        (3,490,893)        (2,846,163)
    Investor A Shares ..................         (313,796)          (312,753)           (68,932)           (59,232)
    Investor B Shares ..................           (5,639)            (1,207)            (1,147)                --
    Investor C Shares ..................           (7,054)              (912)          (817,619)                --
                                             ------------       ------------       ------------       ------------
    Total distribution from net
      investment income ................      (15,262,401)        (8,911,617)       (25,326,078)       (19,814,700)
                                             ------------       ------------       ------------       ------------
Net realized gains:
    BlackRock Shares ...................               --                 --                 --                 --
    Institutional Shares ...............               --                 --         (1,533,689)          (349,958)
    Service Shares .....................               --                 --           (278,199)           (69,712)
    Investor A Shares ..................               --                 --             (5,904)            (1,658)
    Investor B Shares ..................               --                 --                 --                 --
    Investor C Shares ..................               --                 --                 --                 --
                                             ------------       ------------       ------------       ------------
    Total distributions from net
      realized gains ...................               --                 --         (1,817,792)          (421,328)
                                             ------------       ------------       ------------       ------------
    Total distributions to shareholders.      (15,262,401)        (8,911,617)       (27,143,870)       (20,236,028)
                                             ------------       ------------       ------------       ------------
Capital share transactions..............      312,660,657        (30,250,028)       205,815,141         89,558,760
                                             ------------       ------------       ------------       ------------
    Total increase (decrease) in
      net assets .......................      327,425,571        (27,116,055)       217,603,522         94,934,647
                                             ------------       ------------       ------------       ------------
Net assets:
    Beginning of period ................      152,592,728        179,708,783        349,140,971        254,206,324
                                             ------------       ------------       ------------       ------------
    End of period ......................     $480,018,299       $152,592,728       $566,744,493       $349,140,971
                                             ============       ============       ============       ============


                                                                Core
                                                            Bond Portfolio
                                                  --------------------------------
                                                     For the             For the
                                                   Year Ended          Year Ended
                                                     9/30/98             9/30/97
                                                  -------------      -------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..............          $  42,612,702      $  25,767,812
    Net realized gain on investment,
      futures and foreign currency
      related transactions .............             17,428,853          5,761,244
    Net unrealized gain on investment,
      futures and foreign currency
      related transactions .............             13,393,733          8,195,455
    Net increase in net assets                     ------------       ------------
      resulting from operations ........             73,435,288         39,724,511
                                                   ------------       ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Shares ...................             (5,050,600)          (869,439)
    Institutional Shares ...............            (28,236,789)       (16,945,454)
    Service Shares .....................               (194,059)        (7,314,612)
    Investor A Shares ..................             (9,446,081)           (61,926)
    Investor B Shares ..................               (398,527)          (160,271)
    Investor C Shares ..................                (27,851)            (2,213)
                                                   ------------       ------------
    Total distribution from net
      investment income ................            (43,353,907)       (25,353,915)
                                                   ------------       ------------
Net realized gains:
    BlackRock Shares ...................              3,729,958                 --
    Institutional Shares ...............               (450,932)          (900,868)
    Service Shares .....................             (1,587,760)          (548,738)
    Investor A Shares ..................                (23,612)            (2,549)
    Investor B Shares ..................                (55,299)           (10,003)
    Investor C Shares ..................                 (1,658)                --
                                                   ------------       ------------
    Total distributions from net
      realized gains ...................             (5,849,219)        (1,462,158)
                                                   ------------       ------------
    Total distributions to shareholders.            (49,203,126)       (26,816,073)
                                                   ------------       ------------
Capital share transactions..............            259,333,943        277,409,859
                                                   ------------       ------------
    Total increase (decrease) in
      net assets .......................            283,566,105        290,318,297
                                                   ------------       ------------
Net assets:
    Beginning of period ................            571,968,250        281,649,953
                                                   ------------       ------------
    End of period ......................           $855,534,355       $571,968,250
                                                   ============       ============

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS


                                                                     Government                   GNMA
                                                                  Income Portfolio              Portfolio
                                                            ---------------------------     -----------------
                                                               For the         For the           For the
                                                             Year Ended      Year Ended     Period 5/18/98(1)
                                                               9/30/98         9/30/97       through 9/30/98
                                                            -----------     -----------     -----------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ................................  $ 1,235,776     $ 1,077,544      $  2,681,619
    Net realized gain on investment, futures and
      foreign currency related transactions ..............      754,990         271,561           687,615
    Net unrealized gain on investment, futures and
      foreign currency related transactions ..............      607,625         262,790           482,471
                                                            -----------     -----------      ------------
    Net increase in net assets resulting from operations..    2,598,391       1,611,895         3,851,705
                                                            -----------     -----------      ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Shares .....................................           --              --                --
    Institutional Shares .................................           --              --        (2,564,992)
    Service Shares .......................................           --              --                (2)
    Investor A Shares ....................................     (331,498)       (281,858)           (2,179)
    Investor B Shares ....................................     (965,806)       (803,601)             (923)
    Investor C Shares ....................................      (69,148)         (9,876)               (2)
                                                            -----------     -----------      ------------
    Total distribution from net investment income ........   (1,366,452)     (1,095,335)       (2,568,098)
                                                            -----------     -----------      ------------
  Net realized gains:
    BlackRock Shares .....................................           --              --               --
    Institutional Shares .................................           --              --               --
    Service Shares .......................................           --              --               --
    Investor A Shares ....................................      (51,565)         (5,470)              --
    Investor B Shares ....................................     (226,059)        (17,978)              --
    Investor C Shares ....................................       (9,696)             --               --
                                                            -----------     -----------     ------------
    Total distributions from net realized gains ..........     (287,320)        (23,448)              --
                                                            -----------     -----------     ------------
    Total distributions to shareholders ..................   (1,653,772)     (1,118,783)      (2,568,098)
                                                            -----------     -----------     ------------
Capital share transactions ...............................   11,295,834       5,257,723      117,456,386
                                                            -----------     -----------     ------------
    Total increase (decrease) in net assets ..............   12,240,453       5,750,835      118,739,993
                                                            -----------     -----------     ------------
Net assets:
    Beginning of period ..................................   20,520,735      14,769,900               --
                                                            -----------     -----------     ------------
    End of period ........................................  $32,761,188     $20,520,735     $118,739,993
                                                            ===========     ===========     ============

----------
(1) Commencement of operations.

                                BLACKROCK FUNDS


                                                                           Managed                         International
                                                                      Income Portfolio                     Bond Portfolio
                                                              ---------------------------------     -----------------------------
                                                                   For the        For the              For the          For the
                                                                 Year Ended     Year Ended           Year Ended       Year Ended
                                                                   9/30/98        9/30/97              9/30/98          9/30/97
                                                              ---------------     -------------     ------------     ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ................................    $    67,146,905     $  49,437,034     $  1,952,167     $  2,208,747
    Net realized gain on investment, futures and
      foreign currency related transactions ..............         25,885,211        12,920,378        3,224,013        2,436,020
    Net unrealized gain on investment, futures and
      foreign currency related transactions ..............         12,918,888        11,601,175          576,217           34,232
                                                              ---------------     -------------     ------------     ------------
    Net increase in net assets resulting from operations .        105,951,004        73,958,587        5,752,397        4,678,999
                                                              ---------------     -------------     ------------     ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Shares .....................................                 --                --               --               --
    Institutional Shares .................................        (47,894,845)      (35,140,503)      (2,043,103)      (4,304,959)
    Service Shares .......................................        (19,460,184)      (13,614,074)        (320,780)        (986,122)
    Investor A Shares ....................................           (829,070)         (746,570)         (64,752)         (39,266)
    Investor B Shares ....................................           (111,579)             (939)         (51,701)         (24,272)
    Investor C Shares ....................................                 --                --          (37,046)          (8,314)
                                                              ---------------     -------------     ------------     ------------
    Total distribution from net investment income ........        (68,295,678)      (49,502,086)      (2,517,382)      (5,362,933)
                                                              ---------------     -------------     ------------     ------------
  Net realized gains:
    BlackRock Shares .....................................                 --                --               --               --
    Institutional Shares .................................         (2,168,258)               --       (1,522,323)      (1,349,956)
    Service Shares .......................................         (1,199,800)               --         (266,359)        (338,728)
    Investor A Shares ....................................            (70,278)               --          (41,747)          (8,738)
    Investor B Shares ....................................             (4,924)               --          (38,402)          (5,334)
    Investor C Shares ....................................                 --                --          (21,891)          (2,081)
                                                              ---------------     -------------     ------------     ------------
    Total distributions from net realized gains ..........         (3,443,260)               --       (1,890,722)      (1,704,837)
                                                              ---------------     -------------     ------------     ------------
    Total distributions to shareholders ..................        (71,738,938)      (49,502,086)      (4,408,104)      (7,067,770)
                                                              ---------------     -------------     ------------     ------------
Capital share transactions ...............................        758,310,929        54,242,164       (3,333,959)      15,826,437
                                                              ---------------     -------------     ------------     ------------
    Total increase (decrease) in net assets ..............        792,522,995        78,698,665       (1,989,666)      13,437,666
                                                              ---------------     -------------     ------------     ------------
Net assets:
    Beginning of period ..................................        819,708,271       741,009,606       52,486,856       39,049,190
                                                              ---------------     -------------     ------------     ------------
    End of period ........................................    $ 1,612,231,266     $ 819,708,271     $ 50,497,190     $ 52,486,856
                                                              ===============     =============     ============     ============


                                                                           Tax-Free
                                                                       Income Portfolio
                                                                -------------------------------
                                                                     For the          For the
                                                                   Year Ended       Year Ended
                                                                     9/30/98          9/30/97
                                                                 -------------     ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ................................       $   7,337,197     $  2,691,330
    Net realized gain on investment, futures and
      foreign currency related transactions ..............           1,371,530          964,362
    Net unrealized gain on investment, futures and
      foreign currency related transactions ..............           7,321,442        1,610,054
                                                                 -------------     ------------
    Net increase in net assets resulting from operations .          16,030,169        5,265,746
                                                                 -------------     ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Shares .....................................                  --               --
    Institutional Shares .................................          (4,403,844)        (441,451)
    Service Shares .......................................          (2,561,816)      (2,039,202)
    Investor A Shares ....................................            (253,639)        (230,762)
    Investor B Shares ....................................             (53,271)         (14,013)
    Investor C Shares ....................................              (5,054)              (7)
                                                                 -------------     ------------
    Total distribution from net investment income ........          (7,277,624)      (2,725,435)
                                                                 -------------     ------------
  Net realized gains:
    BlackRock Shares .....................................                  --               --
    Institutional Shares .................................             (42,951)              --
    Service Shares .......................................            (264,642)              --
    Investor A Shares ....................................             (24,838)              --
    Investor B Shares ....................................              (4,938)              --
    Investor C Shares ....................................                  (1)              --
                                                                 -------------     ------------
    Total distributions from net realized gains ..........            (337,370)              --
                                                                 -------------     ------------
    Total distributions to shareholders ..................          (7,614,994)      (2,725,435)
                                                                 -------------     ------------
Capital share transactions ...............................         217,780,281       22,719,262
                                                                 -------------     ------------
    Total increase (decrease) in net assets ..............         226,195,456       25,259,573
                                                                 -------------     ------------
Net assets:
    Beginning of period ..................................          74,653,740       49,394,167
                                                                 -------------     ------------
    End of period ........................................       $ 300,849,196     $ 74,653,740
                                                                 =============     ============

----------
(1) Commencement of operations.

                 See accompanying notes to financial statement.

                                 BLACKROCK FUNDS


                                                                   Pennsylvania Tax-Free
                                                                      Income Portfolio
                                                             ---------------------------------
                                                                 For the             For the
                                                               Year Ended          Year Ended
                                                                 9/30/98             9/30/97
                                                             --------------       ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .................................. $   22,883,610       $  4,048,359
    Net realized gain on investment, futures and
      foreign currency related transactions ................      3,711,376            671,291
    Net unrealized gain on investment, futures and
      foreign currency related transactions ................     25,404,943          2,210,503
                                                             --------------       ------------
    Net increase in net assets resulting from operations ...     51,999,929          6,930,153
                                                             --------------       ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ...................................    (18,470,332)          (228,163)
    Service Shares .........................................     (2,557,439)        (1,835,040)
    Investor A Shares ......................................     (1,412,477)        (1,633,868)
    Investor B Shares ......................................       (550,801)          (373,390)
    Investor C Shares ......................................           (440)                --
                                                             --------------       ------------
    Total distribution from net investment income ..........    (22,991,489)        (4,070,461)
                                                             --------------       ------------
  Net realized gains:
    Institutional Shares ...................................             --                 --
    Service Shares .........................................             --                 --
    Investor A Shares ......................................             --                 --
    Investor B Shares ......................................             --                 --
    Investor C Shares ......................................             --                 --
                                                             --------------       ------------
    Total distributions from net realized gains ............             --                 --
                                                             --------------       ------------
    Total distributions to shareholders ....................    (22,991,489)        (4,070,461)
                                                             --------------       ------------
Capital share transactions .................................    997,436,145         14,020,773
                                                             --------------       ------------
    Total increase (decrease) in net assets ................  1,026,444,585         16,880,465
                                                             --------------       ------------
Net assets:
    Beginning of period ....................................    100,790,980         83,910,515
                                                             --------------       ------------
    End of period .......................................... $1,127,235,565       $100,790,980
                                                             ==============       ============

See accompanying notes to financial statements.


                                                                         New Jersey Tax-Free
                                                                          Income Portfolio
                                                                   ------------------------------
                                                                      For the           For the
                                                                    Year Ended        Year Ended
                                                                      9/30/98           9/30/97
                                                                   ------------       -----------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..................................       $  5,479,322       $ 3,973,148
    Net realized gain on investment, futures and
      foreign currency related transactions ................          1,458,455           154,383
    Net unrealized gain on investment, futures and
      foreign currency related transactions ................          4,429,882         2,731,365
                                                                   ------------       -----------
    Net increase in net assets resulting from operations ...         11,367,659         6,858,896
                                                                   ------------       -----------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ...................................         (1,777,115)               --
    Service Shares .........................................         (3,661,512)       (3,840,942)
    Investor A Shares ......................................            (55,807)          (42,517)
    Investor B Shares ......................................            (30,377)          (15,000)
    Investor C Shares ......................................                 --                --
                                                                   ------------       -----------
    Total distribution from net investment income ..........         (5,524,811)       (3,898,459)
                                                                   ------------       -----------
  Net realized gains:
    Institutional Shares ...................................                 --                --
    Service Shares .........................................                 --                --
    Investor A Shares ......................................                 --                --
    Investor B Shares ......................................                 --                --
    Investor C Shares ......................................                 --                --
                                                                   ------------       -----------
    Total distributions from net realized gains ............                 --                --
                                                                   ------------       -----------
    Total distributions to shareholders ....................         (5,524,811)       (3,898,459)
                                                                   ------------       -----------
Capital share transactions .................................         90,239,477        (5,049,556)
                                                                   ------------       -----------
    Total increase (decrease) in net assets ................         96,082,325        (2,089,119)
                                                                   ------------       -----------
Net assets:
    Beginning of period ....................................         86,911,469        89,000,588
                                                                   ------------       -----------
    End of period ..........................................       $182,993,794       $86,911,469
                                                                   ============       ===========


                                                                                                   Delaware           Kentucky
                                                                     Ohio Tax-Free                 Tax-Free           Tax-Free
                                                                    Income Portfolio           Income Portfolio   Income Portfolio
                                                             ------------------------------    -----------------  -----------------
                                                                For the           For the          For the            For the
                                                              Year Ended        Year Ended     Period 5/11/98(1)  Period 5/11/98(1)
                                                                9/30/98           9/30/97       through 9/30/98    through 9/30/98
                                                             ------------       -----------    -----------------  -----------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .................................. $  2,221,550       $   478,442      $  1,927,114       $  3,767,002
    Net realized gain on investment, futures and
      foreign currency related transactions ................      700,041            45,769         1,532,218          1,778,278
    Net unrealized gain on investment, futures and
      foreign currency related transactions ................    2,694,414           314,435         2,541,557          4,590,015
                                                             ------------       -----------      ------------       ------------
    Net increase in net assets resulting from operations ...    5,616,005           838,646         6,000,889         10,135,295
                                                             ------------       -----------      ------------       ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares ...................................   (1,752,198)               --        (2,056,266)        (3,778,443)
    Service Shares .........................................     (338,008)          (35,296)               (2)                (2)
    Investor A Shares ......................................     (110,681)         (310,363)          (34,547)            (3,692)
    Investor B Shares ......................................      (28,760)         (118,178)          (16,992)                (1)
    Investor C Shares ......................................       (1,554)          (15,202)           (5,877)                (1)
                                                             ------------       -----------      ------------       ------------
    Total distribution from net investment income ..........   (2,231,201)         (479,039)       (2,113,684)        (3,782,139)
                                                             ------------       -----------      ------------       ------------
  Net realized gains:
    Institutional Shares ...................................           --                --                --                 --
    Service Shares .........................................           --                --                --                 --
    Investor A Shares ......................................           --                --                --                 --
    Investor B Shares ......................................           --                --                --                 --
    Investor C Shares ......................................           --                --                --                 --
                                                             ------------       -----------      ------------       ------------
    Total distributions from net realized gains ............           --                --                --                 --
                                                             ------------       -----------      ------------       ------------
    Total distributions to shareholders ....................   (2,231,201)         (479,039)       (2,113,684)        (3,782,139)
                                                             ------------       -----------      ------------       ------------
Capital share transactions .................................   91,225,062         1,445,504       115,638,626        191,114,773
                                                             ------------       -----------      ------------       ------------
    Total increase (decrease) in net assets ................   94,609,866         1,805,111       119,525,831        197,467,929
                                                             ------------       -----------      ------------       ------------
Net assets:
    Beginning of period ....................................   11,585,148         9,780,037                --                 --
                                                             ------------       -----------      ------------       ------------
    End of period .......................................... $106,195,014       $11,585,148      $119,525,831       $197,467,929
                                                             ============       ===========      ============       ============

----------
(1) Commencement of operations.

                See accompanying notes to financial statements.

                                 BlackRock Funds


                              FINANCIAL HIGHLIGHTS
                 For a Share Outstanding Throughout each Period


                                  Net                      Net gain                   Distributions    Distributions   Distributions
                                 asset                     (loss) on   Distributions   in excess         from net       in excess
                                 value        Net         investments     from net       of net          realized         of net
                               beginning   investment   (both realized   investment    investment         capital        realized
For the period ended           of period     income     and unrealized)    income        income            gains           gains
------------------------------------------------------------------------------------------------------------------------------------
---------------------------
Low Duration Bond Portfolio
---------------------------
BlackRock Class
9/30/98                          $ 9.89       $0.59          $0.12         $(0.57)       $   --           $   --          $   --
6/3/97(1) through 9/30/97          9.82        0.19           0.07          (0.19)           --               --              --
Institutional Class
9/30/98                          $ 9.89       $0.56          $0.14         $(0.56)       $   --           $   --          $   --
9/30/97                            9.79        0.58           0.08          (0.56)           --               --              --
4/1/96 through 9/30/96             9.79        0.28          (0.01)         (0.27)           --               --              --
7/1/95 through 3/31/96             9.83        0.42             --          (0.41)        (0.04)           (0.01)             --
6/30/95                            9.71        0.58           0.13          (0.58)           --            (0.01)             --
6/30/94                            9.96        0.48          (0.25)         (0.48)           --               --              --
7/17/92(1) through 6/30/93        10.00        0.51          (0.06)         (0.49)           --               --              --
Service Class
9/30/98                          $ 9.89       $0.66          $0.01         $(0.53)       $   --           $   --          $   --
9/30/97                            9.79        0.54           0.09          (0.53)           --               --              --
4/1/96 through 9/30/96             9.79        0.26          (0.01)         (0.25)           --               --              --
1/12/96(1) through 3/31/96         9.91        0.11          (0.12)         (0.11)           --               --              --
Investor A Class
9/30/98                          $ 9.89       $0.51          $0.14         $(0.51)           --               --              --
9/30/97                            9.79        0.52           0.09          (0.51)           --               --              --
4/1/96 through 9/30/96             9.79        0.25          (0.01)         (0.24)           --               --              --
1/12/96(1) through 3/31/96         9.91        0.10          (0.12)         (0.10)           --               --              --
Investor B Class
9/30/98                          $ 9.89       $0.41          $0.17         $(0.44)       $   --           $   --          $   --
11/18/96(1) through 9/30/97        9.86        0.41             --          (0.38)           --               --              --
Investor C Class
9/30/98                          $ 9.89       $0.44          $0.14         $(0.44)       $   --           $   --          $   --
2/24/97(1) through 9/30/97         9.87        0.26           0.02          (0.26)           --               --              --
--------------------------------------
Intermediate Government Bond Portfolio
--------------------------------------
Institutional Class
9/30/98                          $10.11       $0.57          $0.39         $(0.59)       $   --           $   --          $   --
9/30/97                            9.92        0.59           0.19          (0.59)           --               --              --
9/30/96                           10.02        0.58          (0.11)         (0.57)           --               --              --
9/30/95                            9.64        0.58           0.38          (0.58)           --               --              --
9/30/94                           10.60        0.55          (0.86)         (0.55)           --            (0.10)             --
Service Class
9/30/98                          $10.11       $0.58          $0.35         $(0.56)       $   --           $   --          $   --
9/30/97                            9.92        0.56           0.19          (0.56)           --               --              --
9/30/96                           10.02        0.56          (0.12)         (0.54)           --               --              --
9/30/95                            9.64        0.56           0.37          (0.55)           --               --              --
9/30/94                           10.60        0.53          (0.86)         (0.53)           --            (0.10)             --
Investor A Class
9/30/98                          $10.11       $0.53          $0.38         $(0.54)       $   --           $   --          $   --
9/30/97                            9.92        0.54           0.19          (0.54)           --               --              --
9/30/96                           10.03        0.55          (0.13)         (0.53)           --               --              --
9/30/95                            9.64        0.55           0.39          (0.55)           --               --              --
9/30/94                           10.60        0.53          (0.87)         (0.52)           --            (0.10)             --
Investor B Class
9/30/98                          $10.11       $0.47          $0.37         $(0.47)       $   --           $   --          $   --
10/11/96(1) through 9/30/97        9.98        0.45           0.13          (0.45)           --               --              --
Investor C Class
9/30/98                          $10.11       $0.47          $0.37         $(0.47)       $   --           $   --          $   --
10/8/96(1) through 9/30/97         9.98        0.45           0.13          (0.45)           --               --              --

See accompanying notes to financial statements.

                                BlackRock Funds



                                                                                                            Ratio of net
    Net                               Net                          Ratio of expenses                      investment income
   asset                             assets          Ratio of         to average        Ratio of net          to average
   value                             end of        expenses to        net assets      investment income       net assets   Portfolio
   end of           Total            period        average net        (excluding       to average net         (excluding   turnover
   period          return            (000)            assets            waivers)           assets              waivers)      rate
------------------------------------------------------------------------------------------------------------------------------------


    $10.03          7.44%         $  140,493          0.40%(5)            0.80%             7.12%               6.72%          227%
      9.89          2.68              68,300          0.40(2,5)           0.73(2)           6.58(2)             6.25(2)        371

    $10.03          7.28%         $  166,887          0.55%(5)            0.95%             7.02%               6.62%          227%
      9.89          6.89             102,490          0.55(5)             0.88              6.14                5.81           371
      9.79          2.70             135,686          0.55(2,5)           0.83(2)           5.72(2)             5.45(2)        228
      9.79          4.25              52,843          0.63(2,5)           0.83(2)           5.25(2)             5.05(2)        185
      9.83          6.99              44,486          0.57                1.05              6.08                5.60           586
      9.71          2.33              31,265          0.57                1.02              4.70                4.25           455
      9.96          4.63              51,611          0.56(2)             0.66(2)           5.32(2)             5.22(2)        513

    $10.03          6.96%         $   18,393          0.85%(5)            1.25%             6.62%               6.22%          227%
      9.89          6.57              82,873          0.855               1.18              5.86                5.53           371
      9.79          2.54              91,870          0.85(2,5)           1.13(2)           5.40(2)             5.13(2)        228
      9.79         (0.11)            181,670          0.85(2,5)           1.05(2)           5.25(2)             5.05(2)        185

    $10.03          6.78%(3)      $    2,850          1.02%(5)            1.42%             6.59%               6.19%          227%
      9.89          6.39(3)            1,079          1.02(5)             1.35              5.72                5.39           371
      9.79          2.46(3)              938          1.02(2,5)           1.30(2)           5.20(2)             4.92(2)        228
      9.79         (0.15)(3)             719          1.01(2,5)           1.21(2)           4.94(2)             4.74(2)        185

    $10.03          5.99%(4)      $      398          1.76%(5)            2.16%             5.82%               5.42%          227%
      9.89          4.31(4)               13          1.73(2,5)           2.06(2)           4.96(2)             4.63(2)        371

    $10.03          5.99%(4)      $      342          1.75%(5)            2.15%             5.70%               5.30%          227%
      9.89          2.91(4)               72          1.72(2,5)           2.05(2)           5.00(2)             4.67(2)        371




    $10.48          9.83%         $  441,691          0.59%(6)            0.85%             5.76%               5.50%          272%
     10.11          8.08              96,605          0.55(6)             0.86              6.00                5.69           291
      9.92          4.82             126,312          0.53(6)             0.83              6.03                5.73           580
     10.02         10.28             134,835          0.42(6)             0.79              5.94                5.57           247
      9.64         (3.08)            128,974          0.40                0.80              5.48                5.08             9

    $10.48          9.50%         $   29,697          0.88%(6)            1.14%             5.54%               5.28%          272%
     10.11          7.75              50,535          0.85(6)             1.16              5.70                5.39           291
      9.92          4.51              47,494          0.83(6)             1.13              5.73                5.43           580
     10.02          9.99              49,762          0.69(6)             1.06              5.67                5.30           247
      9.64         (3.31)             60,812          0.65                1.05              5.30                4.90             9

    $10.48          9.32%(3)      $    7,972          1.05%(6)            1.31%             5.37%               5.11%          272%
     10.11          7.57(3)            5,374          1.02(6)             1.33              5.54                5.23           291
      9.92          4.36(3)            5,903          0.95(6)             1.25              5.64                5.35           580
     10.03          9.98(3)            9,802          0.70(6)             1.07              5.67                5.30           247
      9.64         (3.36)(3)           8,508          0.65                1.05              5.24                4.84             9

    $10.48          8.51%(4)      $      361          1.79%(6)            2.05%             4.66%               4.40%          272%
     10.11          5.94(4)               28          1.77(2,6)           2.08(2)           4.75(2)             4.44(2)        291

    $10.48          8.51%(4)      $      299          1.78%(6)            2.04%             4.51%               4.25%          272%
     10.11          5.94(4)               51          1.71(2,6)           2.02(2)           4.57(2)             4.26(2)        291

                                 BlackRock Funds

                 For a Share Outstanding Throughout each Period


                                  Net                      Net gain                  Distributions    Distributions   Distributions
                                 asset                    (loss) on    Distributions   in excess        from net       in excess
                                 value       Net         investments     from net        of net         realized         of net
                               beginning  investment   (both realized   investment     investment        capital        realized
                               of period    income     and unrealized)    income         income           gains           gains
------------------------------------------------------------------------------------------------------------------------------------
---------------------------
Intermediate Bond Portfolio
---------------------------
BlackRock Class
5/1/98(1) through 9/30/98       $ 9.46       $0.24          $0.26         $(0.24)        $   --           $(0.05)         $   --
Institutional Class
9/30/98                         $ 9.49       $0.57          $0.23         $(0.57)        $   --           $(0.05)         $   --
9/30/97                           9.32        0.58           0.17          (0.58)            --               --              --
9/30/96                           9.43        0.56          (0.09)         (0.55)            --            (0.03)             --
9/30/95                           9.05        0.56           0.38          (0.56)            --               --              --
9/30/94                          10.01        0.54          (0.88)         (0.56)            --            (0.06)             --
Service Class
9/30/98                         $ 9.49       $0.58          $0.20         $(0.55)        $   --           $(0.05)         $   --
9/30/97                           9.32        0.55           0.17          (0.55)            --               --              --
9/30/96                           9.43        0.53          (0.09)         (0.52)            --            (0.03)             --
9/30/95                           9.05        0.54           0.38          (0.54)            --               --              --
9/30/94                          10.01        0.54          (0.91)         (0.53)            --            (0.06)             --
Investor A Class
9/30/98                         $ 9.49       $0.53          $0.23         $(0.53)        $   --           $(0.05)         $   --
9/30/97                           9.32        0.53           0.17          (0.53)            --               --              --
9/30/96                           9.43        0.52          (0.09)         (0.51)            --            (0.03)             --
9/30/95                           9.05        0.54           0.38          (0.54)            --               --              --
5/20/94(1) through 9/30/94        9.23        0.20          (0.17)         (0.21)            --               --              --
Investor B Class
2/5/98(1) through 9/30/98       $ 9.51       $0.29          $0.21         $(0.29)        $   --           $(0.05)         $   --
-------------------
Core Bond Portfolio
-------------------
BlackRock Class
9/30/98                         $ 9.82       $0.61          $0.40         $(0.62)        $   --           $(0.09)         $   --
5/1/97(1) through 9/30/97         9.57        0.26           0.24          (0.25)            --               --              --
Institutional Class
9/30/98                         $ 9.82       $0.59          $0.40         $(0.60)        $   --           $(0.09)         $   --
9/30/97                           9.55        0.62           0.26          (0.61)            --               --              --
4/1/96 through 9/30/96            9.61        0.30          (0.06)         (0.30)            --               --              --
7/1/95 through 3/31/96            9.85        0.47          (0.07)         (0.47)            --            (0.17)             --
6/30/95                           9.36        0.62           0.50          (0.62)            --            (0.01)             --
6/30/94                          10.37        0.55          (0.60)         (0.55)            --            (0.41)             --
Service Class
9/30/98                         $ 9.82       $0.56          $0.40         $(0.57)        $   --           $(0.09)         $   --
9/30/97                           9.55        0.59           0.26          (0.58)            --               --              --
4/1/96 through 9/30/96            9.61        0.30          (0.07)         (0.29)            --               --              --
1/12/96(1) through 3/31/96        9.91        0.11          (0.30)         (0.11)            --               --              --
Investor A Class
9/30/98                         $ 9.82       $0.55          $0.40         $(0.56)        $   --           $(0.09)         $   --
9/30/97                           9.55        0.58           0.26          (0.57)            --               --              --
4/1/96 through 9/30/96            9.61        0.28          (0.06)         (0.28)            --               --              --
1/31/96(1) through 3/31/96        9.99        0.08          (0.38)         (0.08)            --               --              --
Investor B Class
9/30/98                         $ 9.82       $0.47          $0.40         $(0.48)        $   --           $(0.09)         $   --
9/30/97                           9.55        0.51           0.26          (0.50)            --               --              --
4/1/96 through 9/30/96            9.61        0.26          (0.07)         (0.25)            --               --              --
3/18/96(1) through 3/31/96        9.58        0.01           0.03          (0.01)            --               --              --
Investor C Class
9/30/98                         $ 9.82       $0.47          $0.40         $(0.48)        $   --           $(0.09)         $   --
2/28/97(1) through 9/30/97        9.64        0.29           0.17          (0.28)            --               --              --
---------------------------
Government Income Portfolio
---------------------------
Investor A Class
9/30/98                         $10.49       $0.53          $0.54         $(0.61)        $   --           $(0.11)         $   --
9/30/97                          10.20        0.73           0.30          (0.74)            --               --              --
9/30/96                          10.68        0.68          (0.22)         (0.66)            --            (0.28)             --
10/3/94(1) though 9/30/95        10.00        0.55           0.68          (0.55)            --               --              --

(1)  Commencement of operations.

See accompanying notes to financial statements.

                                BlackRock Funds


                                                                                                    Ratio of net
    Net                         Net                        Ratio of expenses                     investment income
   asset                       assets        Ratio of         to average         Ratio of net        to average
   value                       end of       expenses to       net assets      investment income      net assets     Portfolio
   end of      Total           period       average net       (excluding        to average net      (excluding       turnover
   period      return           (000)          assets           waivers)            assets           waivers)          rate
------------------------------------------------------------------------------------------------------------------------------

   $ 9.67       8.86%         $   48,365       0.45%(2,7)        0.72%(2)            6.96%(2)         6.69%(2)         221%

   $ 9.67       8.81%         $  490,674       0.59%(7)          0.86%               7.18%            6.91%            221%
     9.49       8.40             295,709       0.53(7)           0.82                6.63             6.34             321
     9.32       5.10             207,909       0.53(7)           0.83                6.27             5.97             670
     9.43      10.76             124,979       0.47(7)           0.81                6.18             5.84             262
     9.05      (3.52)             71,896       0.45              0.88                5.54             5.11              92%

   $ 9.67       8.48%         $   25,946       0.89%(7)          1.16%               6.95%            6.68%            221%
     9.49       8.07              52,316       0.83(7)           1.12                6.32             6.03             321
     9.32       4.79              45,362       0.83(7)           1.13                5.98             5.67             670
     9.43      10.46              36,718       0.74(7)           1.09                5.90             5.55             262
     9.05      (3.80)             35,764       0.70              1.13                5.33             4.90              92

   $ 9.67       8.30%(3)      $    1,648       1.06%(7)          1.33%               6.80%            6.53%            221%
     9.49       7.89(3)            1,116       1.00(7)           1.29                6.14             5.85             321
     9.32       4.74(3)              935       0.97(7)           1.27                5.83             5.53             670
     9.43      10.35(3)              647       0.76(7)           1.11                5.89             5.55             262
     9.05       0.31(3)               87       0.85(2)           1.28(2)             5.35(2)          4.92(2)           92

   $ 9.67       7.83%(4)      $      111       1.75%(2)          2.02%(2)            5.54%(2)         5.27%(2)         221%




   $10.12      10.74%         $   92,723       0.40%(8)          0.74%               6.42%            6.08%            405%
     9.82       5.30              48,139       0.40(2,8)         0.69(2)             6.70(2)          6.41(2)          441

   $10.12      10.57%         $  673,823       0.55%(8)          0.89%               6.28%            5.94%            405%
     9.82      10.03             393,657       0.55(8)           0.85                6.81             6.52             441
     9.55       2.55             162,626       0.55(2,8)         0.84(2)             6.75(2)          6.45(2)          308
     9.61       3.93              64,707       0.66(2,8)         0.91(2)             5.89(2)          5.64(2)          723
     9.85      11.79              32,191       0.55              1.75                6.62             5.43             435
     9.36      (0.69)             12,507       0.55              2.65                5.61             3.51             722

   $10.12      10.24%         $   70,111       0.85%(8)          1.19%               6.05%            5.71%            405%
     9.82       9.71             122,308       0.85(8)           1.14                6.59             6.31             441
     9.55       2.40             117,207       0.85(2,8)         1.14(2)             6.33(2)          6.04(2)          308
     9.61      (1.90)            232,040       0.85(2,8)         1.10(2)             5.46(2)          5.21(2)          723

   $10.12      10.04%(3)      $    5,108       0.98%(8)          1.32%               5.78%            5.44%            405%
     9.82       9.52(3)            2,441       1.01(8)           1.30                6.31             6.02             441
     9.55       2.36(3)              320       1.02(2,8)         1.31(2)             6.29(2)          6.00(2)          308
     9.61      (2.96)(3)              80       1.02(2,8)         1.27(2)             5.43(2)          5.19(2)          723

   $10.12       9.20%(4)      $   11,734       1.76%(8)          2.10%               5.03%            4.69%            405%
     9.82       8.71(4)            5,295       1.75(8)           2.04                5.61             5.32             441
     9.55       1.98(4)            1,497       1.72(2,8)         2.01(2)             5.68(2)          5.39(2)          308
     9.61      (0.33)(4)              77       1.77(2,8)         2.02(2)             4.71(2)          4.46(2)          723

   $10.12       9.20%(4)      $    2,035       1.73%(8)          2.07%               4.92%            4.58%            405%
     9.82       4.82(4)              128       1.74(2,8)         2.03(2)             5.41(2)          5.12(2)          441




   $10.84      11.13%(3)      $    6,045       1.05%(9)          1.63%               5.86%            5.28%            477%
    10.49      10.48(3)            4,876       1.02(9)           1.74                8.02             7.30             393
    10.20       4.43(3)            3,651       0.91(9)           1.67                8.59             7.83             434
    10.68      14.27(3)            2,990       0.37(2,9)         1.81(2)             6.89(2)          5.44(2)          258

                                 BlackRock Funds

                 For a Share Outstanding Throughout each Period


                                Net                       Net gain                   Distributions    Distributions   Distributions
                               asset                     (loss) on    Distributions    in excess         from net       in excess
                               value        Net         investments      from net        of net          realized         of net
                             beginning   investment   (both realized    investment     investment         capital        realized
                             of period     income     and unrealized)     income         income            gains           gains
------------------------------------------------------------------------------------------------------------------------------------
Investor B Class
9/30/98                        $10.49      $0.54          $ 0.50         $(0.58)         $   --           $(0.11)         $   --
9/30/97                         10.20       0.66            0.30          (0.67)             --               --              --
9/30/96                         10.68       0.60           (0.21)         (0.59)             --            (0.28)             --
10/3/94(1) through 9/30/95      10.00       0.50            0.68          (0.50)             --               --              --
Investor C Class
9/30/98                        $10.49      $0.51          $ 0.53         $(0.58)         $   --           $(0.11)         $   --
2/28/97(1) through 9/30/97      10.30       0.37            0.20          (0.38)             --               --              --
--------------
GNMA Portfolio
--------------
Institutional Class
5/18/98(1) through 9/30/98     $10.00      $0.23          $ 0.10         $(0.22)         $   --           $   --          $   --
Service Class
5/18/98(1) through 9/30/98     $10.00      $0.27          $ 0.04         $(0.20)         $   --           $   --          $   --
Investor A Class
5/18/98(1) through 9/30/98     $10.00      $0.20          $ 0.11         $(0.20)         $   --           $   --          $   --
Investor B Class
5/18/98(1) through 9/30/98     $10.00      $0.17          $ 0.11         $(0.17)         $   --           $   --          $   --
Investor C Class
5/18/98(1) through 9/30/98     $10.00      $0.23          $ 0.05         $(0.17)         $   --           $   --          $   --
------------------------
Managed Income Portfolio
------------------------
Institutional Class
9/30/98                        $10.41      $0.67          $ 0.26         $(0.65)         $   --           $(0.05)          $  --
9/30/97                         10.09       0.68            0.32          (0.68)             --               --              --
9/30/96                         10.38       0.64           (0.21)         (0.62)             --            (0.10)             --
9/30/95                          9.79       0.65            0.60          (0.65)          (0.01)              --              --
9/30/94                         11.17       0.64           (1.21)         (0.64)          (0.02)           (0.14)          (0.01)
Service Class
9/30/98                        $10.41      $0.60          $ 0.30         $(0.62)         $   --           $(0.05)          $  --
9/30/97                         10.09       0.66            0.31          (0.65)             --               --              --
9/30/96                         10.38       0.61           (0.20)         (0.60)             --            (0.10)             --
9/30/95                          9.79       0.63            0.60          (0.63)          (0.01)              --              --
9/30/94                         11.17       0.59           (1.18)         (0.62)          (0.02)           (0.14)          (0.01)
Investor A Class
9/30/98                        $10.41      $0.59          $ 0.29         $(0.60)         $   --           $(0.05)         $   --
9/30/97                         10.09       0.65            0.31          (0.64)             --               --              --
9/30/96                         10.38       0.59           (0.20)         (0.58)             --            (0.10)             --
9/30/95                          9.79       0.60            0.60          (0.60)          (0.01)              --              --
9/30/94                         11.18       0.57           (1.19)         (0.60)          (0.02)           (0.14)          (0.01)
Investor B Class
9/30/98                        $10.41      $0.52          $ 0.29         $(0.53)         $   --           $(0.05)         $   --
7/15/97(1) through 9/30/97      10.39       0.09            0.02          (0.09)             --               --              --
----------------------------
International Bond Portfolio
----------------------------
Institutional Class
9/30/98                        $10.95      $0.45          $ 0.83         $(0.57)         $   --           $(0.42)         $   --
9/30/97                         11.71       0.78            0.42          (1.47)             --            (0.49)             --
6/10/96(1) through 9/30/96      11.37       0.21            0.30          (0.17)             --               --              --
Service Class
9/30/98                        $10.95      $0.18          $ 1.06         $(0.53)         $   --           $(0.42)         $   --
9/30/97                         11.71       1.36           (0.19)         (1.44)             --            (0.49)             --
2/1/96 through 9/30/96          11.39       0.89           (0.29)         (0.28)             --               --              --
3/1/95 through 1/31/96          10.52       0.62            1.13          (0.88)             --               --              --
2/28/95                         10.75       0.62           (0.48)         (0.13)             --            (0.24)             --
2/28/94                         10.76       0.65            0.46          (0.90)             --            (0.22)             --
Investor A Class
9/30/98                        $10.95      $0.47          $ 0.76         $(0.52)         $   --           $(0.42)         $   --
9/30/97                         11.71       1.10           (0.05)         (1.42)             --            (0.49)             --
4/22/96(1) through 9/30/96      11.37       0.26            0.32          (0.24)             --               --              --

(1)  Commencement of operations.

See accompanying notes to financial statements.

                                 BlackRock Funds


                                                                                                        Ratio of net
      Net                         Net                        Ratio of expenses                       investment income
     asset                       assets         Ratio of         to average         Ratio of net         to average
     value                       end of       expenses to        net assets       investment income      net assets       Portfolio
     end of         Total        period       average net        (excluding        to average net        (excluding       turnover
     period        return         (000)          assets           waivers)             assets             waivers)          rate
-----------------------------------------------------------------------------------------------------------------------------------

     $10.84       10.31%(4)    $   25,165       1.80%(9)           2.38%               5.03%              4.45%              477%
      10.49        9.66(4)         14,796       1.77(9)            2.49                7.26               6.54               393
      10.20        3.68(4)         11,119       1.64(9)            2.40                7.81               7.05               434
      10.68       13.52(4)         10,188       1.05(2,9)          2.50(2)             6.17(2)            4.72(2)            258

     $10.84       10.31%(4)    $    1,551       1.80%(9)           2.38%               4.98%              4.40%              477%
      10.49        5.64(4)            849       1.70(2,9)          2.42(2)             7.11(2)            6.39(2)            393




     $10.11        3.31%       $  118,039       0.60%(2,11)        0.97%(2)            6.12%(2)           5.75%(2)            56%

     $10.11        3.18%       $       --       0.57%(2,11)        0.94%(2)            8.95%(2)           8.58%(2)            56%

     $10.11        3.12%(3)    $      535       1.06%(2,11)        1.43%(2)            5.69%(2)           5.32%(2)            56%

     $10.11        2.85%(4)    $      166       1.70%(2,11)        2.07%(2)            4.53%(2)           4.16%(2)            56%

     $10.11        2.85%(4)    $       --       0.57%(2,11)        0.94%(2)            5.26%(2)           4.90%(2)            56%




     $10.64        9.25%       $1,335,054       0.63%(10)          0.81%               6.71%               6.53%             376%
      10.41       10.25           537,260       0.58(10)           0.83                6.99                6.74              428
      10.09        4.33           564,744       0.58               0.81                6.17                5.95              638
      10.38       13.27           443,148       0.57               0.77                6.44                6.24              203
       9.79       (5.27)          395,060       0.55               0.77                6.11                5.89               61

     $10.64        8.93%       $  257,641       0.93%(10)          1.11%               6.52%               6.34%             376%
      10.41        9.93           266,750       0.88(10)           1.13                6.76                6.51              428
      10.09        4.05           165,073       0.88               1.11                5.87                5.65              638
      10.38       12.97           116,846       0.85               1.05                6.14                5.94              203
       9.79       (5.49)           67,655       0.80               1.02                5.95                5.73               61

     $10.64        8.74%(3)    $   14,897       1.10%(10)          1.28%               6.44%               6.26%             376%
      10.41        9.74(3)         15,230       1.05(10)           1.30                6.54                6.29              428
      10.09        3.83(3)         11,193       1.05               1.29                5.67                5.44              638
      10.38       12.74(3)         11,977       1.05               1.25                5.96                5.76              203
       9.79       (5.76)(3)        10,921       1.00               1.22                5.66                5.44               61

     $10.64        7.94%(4)    $    4,639       1.82%(10)          2.00%               5.32%               5.14%             376%
      10.41        1.35(4)            468       1.31(2,10)         1.56(2)             4.68(2)             4.43(2)           428




     $11.24       12.51%       $   43,672       1.01%(12)          1.16%               4.08%               3.93%             225%
      10.95       11.59            43,310       0.98(12)           1.08                5.28                5.18              272
      11.71        4.48            30,882       0.92(2)            1.32(2)             6.28(2)             5.88(2)           108

     $11.24       12.17%       $    2,359       1.31%(12)          1.46%               3.79%               3.64%             225%
      10.95       11.23             6,708       1.29(12)           1.39                5.02                4.92              272
      11.71        5.39             7,836       1.09(2)            1.20(2)             3.82(2)             3.72(2)           108
      11.39       16.79            37,627       1.23(2)            1.23(2)             5.62(2)             5.62(2)           159
      10.52        1.50            45,657       1.24               1.24                5.96                5.96              131
      10.75       10.24            46,888       1.38               1.38                6.00                6.00              128

     $11.24       11.98%       $    1,705       1.48%(12)          1.63%               3.59%               3.44%             225%
      10.95       11.02(3)          1,015       1.42(12)           1.52                4.49                4.39              272
      11.71        5.13(3)            176       1.45(2)            1.86(2)             5.29(2)             4.88(2)           108


                                 BlackRock Funds

                 For a Share Outstanding Throughout each Period




                                Net                       Net gain                   Distributions    Distributions   Distributions
                               asset                     (loss) on    Distributions    in excess        from net        in excess
                               value        Net         investments      from net        of net         realized          of net
                             beginning   investment   (both realized    investment     investment        capital         realized
                             of period     income     and unrealized)     income          income          gains            gains
------------------------------------------------------------------------------------------------------------------------------------
Investor B Class
9/30/98                       $10.95       $0.40           $ 0.75         $(0.43)         $   --          $(0.42)          $   --
9/30/97                        11.71        1.06               --          (1.33)             --           (0.49)              --
4/19/96(1) through 9/30/96     11.36        0.22             0.33          (0.20)             --              --               --
Investor C Class
9/30/98                       $10.95       $0.54           $ 0.61         $(0.43)         $   --          $(0.42)          $   --
9/30/97                        11.71        1.15            (0.09)         (1.33)             --           (0.49)              --
9/11/96(1) through 9/30/96     11.58        0.02             0.12          (0.01)             --           --                  --
-------------------------
Tax-Free Income Portfolio
-------------------------
Institutional Class
9/30/98                       $11.34       $0.54           $ 0.44         $(0.54)         $   --          $(0.05)          $   --
9/30/97                        10.84        0.56             0.51          (0.57)             --              --               --
9/30/96                        10.61        0.49             0.28          (0.54)             --              --               --
9/30/95                        10.04        0.53             0.59          (0.53)             --           (0.02)              --
9/30/94                        11.31        0.53            (0.93)         (0.53)             --           (0.34)              --
Service Class
9/30/98                       $11.34       $0.38           $ 0.56         $(0.50)         $   --          $(0.05)          $   --
9/30/97                        10.84        0.53             0.50          (0.53)             --              --               --
9/30/96                        10.61        0.51             0.23          (0.51)             --              --               --
9/30/95                        10.04        0.50             0.59          (0.50)             --           (0.02)              --
9/30/94                        11.31        0.51            (0.93)         (0.51)             --           (0.34)              --
Investor A Class
9/30/98                       $11.34       $0.47           $ 0.45         $(0.48)         $   --          $(0.05)          $   --
9/30/97                        10.84        0.50             0.51          (0.51)             --              --               --
9/30/96                        10.61        0.45             0.21          (0.43)             --              --               --
9/30/95                        10.04        0.48             0.59          (0.48)             --           (0.02)              --
9/30/94                        11.31        0.48            (0.93)         (0.48)             --           (0.34)              --
Investor B Class
9/30/98                       $11.34       $0.40           $ 0.44         $(0.40)         $   --          $(0.05)          $   --
9/30/97                        10.84        0.44             0.49          (0.43)             --              --               --
7/18/96(1) through 9/30/96     10.74        0.08             0.10          (0.08)             --              --               --
Investor C Class
9/30/98                       $11.34       $0.36           $ 0.48         $(0.40)         $   --          $(0.05)          $   --
2/28/97(1) through 9/30/97     11.04        0.28             0.27          (0.25)             --              --               --
--------------------------------------
Pennsylvania Tax-Free Income Portfolio
--------------------------------------
Institutional Class
9/30/98                       $10.77       $0.52           $ 0.38         $(0.52)         $   --          $   --           $   --
9/30/97                        10.44        0.53             0.33          (0.53)             --              --               --
9/30/96                        10.33        0.52             0.12          (0.53)             --              --               --
9/30/95                         9.82        0.52             0.51          (0.52)             --              --               --
9/30/94                        10.70        0.53            (0.85)         (0.53)             --           (0.03)              --
Service Class
9/30/98                       $10.77       $0.47           $ 0.39         $(0.48)         $   --          $   --           $   --
9/30/97                        10.44        0.50             0.33          (0.50)             --              --               --
9/30/96                        10.33        0.50             0.11          (0.50)             --              --               --
9/30/95                         9.82        0.50             0.51          (0.50)             --              --               --
9/30/94                        10.70        0.51            (0.85)         (0.51)             --           (0.03)              --
Investor A Class
9/30/98                       $10.77       $0.45           $(0.40)        $(0.47)         $   --          $   --           $   --
9/30/97                        10.44        0.48             0.33          (0.48)             --              --               --
9/30/96                        10.33        0.48             0.11          (0.48)             --              --               --
9/30/95                         9.82        0.48             0.51          (0.48)             --              --               --
9/30/94                        10.70        0.52            (0.85)         (0.52)             --           (0.03)              --
Investor B Class
9/30/98                       $10.77       $0.39           $ 0.41         $(0.42)         $   --          $   --           $   --
9/30/97                        10.44        0.40             0.33          (0.40)             --              --               --
9/30/96                        10.33        0.40             0.11          (0.40)             --              --               --

(1)  Commencement of operations.

See accompanying notes to financial statements.

                                 BlackRock Funds




                                                                                                Ratio of net
      Net                      Net                     Ratio of expenses                    investment income
     asset                   assets        Ratio of       to average        Ratio of net        to average
     value                   end of      expenses to      net assets      investment income     net assets      Portfolio
     end of       Total      period      average net      (excluding       to average net       (excluding      turnover
     period      return       (000)         assets         waivers)            assets            waivers)         rate
--------------------------------------------------------------------------------------------------------------------------

     $11.24     11.15%(4)  $    1,512      2.22%(12)        2.37%               2.83%             2.68%           225%
      10.95     10.11(4)          979      2.12(2,12)       2.22                3.65              3.55            272
      11.71      4.90(4)          136      2.09(2)          2.49(2)             4.61(2)           4.21(2)         108

     $11.24     11.15%(4)  $    1,249      2.22%(12)        2.37%               2.83%             2.68%           225%
      10.95     10.13(4)          474      2.11(12)         2.21                3.57              3.47            272
      11.71      1.24(4)           19      1.53(2)          1.93(2)             2.79(2)           2.38(2)         108




     $11.73      8.85%     $  285,921      0.60%            0.88%               4.61%             4.33%           100%
      11.34     10.09           9,419      0.55             0.90                5.07              4.72            262
      10.84      7.45           8,350      0.55             0.89                5.10              4.78            268
      10.61     11.54             271      0.52             1.30                5.19              4.41             92
      10.04     (3.77)            132      0.50             1.73                4.97              3.74             40

     $11.73      8.52%     $    5,430      0.88%            1.16%               4.34%             4.06%           100%
      11.34      9.77          58,779      0.85             1.20                4.76              4.41            262
      10.84      7.14          36,161      0.85             1.18                4.88              4.56            268
      10.61     11.24           4,713      0.80             1.57                4.92              4.15             92
      10.04     (4.02)          2,109      0.75             1.98                4.75              3.52             40

     $11.73      8.34%(3)  $    6,440      1.05%            1.33%               4.17%             3.89%           100%
      11.34      9.58(3)        5,530      1.02             1.37                4.60              4.25            262
      10.84      6.94(3)        4,873      1.04             1.37                4.67              4.35            268
      10.61     10.99(3)        6,591      1.00             1.78                4.74              3.96             92
      10.04     (4.19)(3)       6,972      0.95             2.18                4.53              3.30             40

     $11.73      7.53%(4)  $    2,034      1.79%            2.07%               3.39%             3.11%           100%
      11.34      8.77(4)          926      1.75             2.10                3.65              3.30            262
      10.84      1.72(4)           10      1.65(2)          1.98(2)             3.84(2)           3.51(2)         268

     $11.73      7.53%(4)  $    1,024      1.70%            1.98%               3.19%             2.91%           100%
      11.34      5.02(4)           --      1.70(2)          2.05(2)             3.95(2)           3.60(2)         262




     $11.15      8.51%     $1,054,070      0.58%            0.82%               4.66%             4.42%            43%
      10.77      8.43           5,108      0.55             0.86                4.97              4.66             97
      10.44      6.29           3,609      0.55             0.85                5.01              4.72            119
      10.33     10.81           2,092      0.52             0.84                5.23              4.91             66
       9.82     (2.96)            639      0.39             0.99                5.27              4.67             30

     $11.15      8.19%     $   20,669      0.86%            1.10%               4.39%             4.15%            43%
      10.77      8.10          50,395      0.85             1.16                4.67              4.36             97
      10.44      5.97          34,297      0.85             1.15                4.74              4.44            119
      10.33     10.51          13,815      0.79             1.11                5.04              4.72             66
       9.82     (3.20)         11,518      0.55             1.15                4.97              4.37             30

     $11.15      8.04%(3)  $   34,712      1.01%            1.25%               4.25%             4.01%            43%
      10.77      7.95(3)       32,900      0.97             1.30                4.54              4.23             97
      10.44      5.81(3)       38,031      1.00             1.30                4.58              4.29            119
      10.33     10.30(3)       42,775      0.98             1.30                4.88              4.56             66
       9.82     (3.06)(3)      46,563      0.41             1.01                5.06              4.46             30

     $11.15      7.56%(4)  $   17,601      1.78%            2.02%               3.46%             3.22%            43%
      10.77      7.12(4)       12,388      1.76             2.07                3.73              3.42             97
      10.44      5.04(4)        7,974      1.74             2.03                3.81              3.51            119


                                 BlackRock Funds


                        FINANCIAL HIGHLIGHTS (CONCLUDED)
                 For a Share Outstanding Throughout each Period




                                Net                      Net gain                   Distributions  Distributions    Distributions
                               asset                    (loss) on    Distributions    in excess       from net        in excess
                               value         Net       investments     from net         of net        realized          of net
                             beginning   investment  (both realized   investment      investment       capital         realized
                             of period     income    and unrealized)    income          income          gains            gains
------------------------------------------------------------------------------------------------------------------------------------
Investor C Class
8/14/98(1) through 9/30/98    $11.00       $0.42          $0.15         $(0.42)         $   --          $   --           $   --
------------------------------------
New Jersey Tax-Free Income Portfolio
------------------------------------
Institutional Class
5/4/98(1) through 9/30/98     $11.71       $0.23          $0.36         $(0.23)         $   --          $   --           $   --
Service Class
9/30/98                       $11.65       $0.52          $0.42         $(0.52)         $   --          $   --           $   --
9/30/97                        11.27        0.52           0.37          (0.51)             --              --               --
2/1/96 through 9/30/96         11.61        0.73          (0.32)         (0.75)             --              --               --
3/1/95 through 1/31/96         10.94        0.46           0.65          (0.44)             --              --               --
2/28/95                        11.31        0.51          (0.36)         (0.51)             --           (0.01)              --
2/28/94                        11.30        0.54           0.04          (0.54)             --           (0.03)              --
Investor A Class
9/30/98                       $11.65       $0.50          $0.42         $(0.50)         $   --          $   --           $   --
9/30/97                        11.27        0.51           0.37          (0.50)             --              --               --
2/1/96 through 9/30/96         11.61        0.34          (0.34)         (0.34)             --              --               --
1/26/96(1) through 1/31/96     11.54          --           0.07             --              --              --               --
Investor B Class
9/30/98                       $11.65       $0.41          $0.42         $(0.41)         $   --          $   --           $   --
9/30/97                        11.27        0.41           0.38          (0.41)             --              --               --
7/2/96(1) through 9/30/96      11.15        0.09           0.12          (0.09)             --              --               --
------------------------------
Ohio Tax-Free Income Portfolio
------------------------------
Institutional Class
9/30/98                       $10.50       $0.48          $0.37         $(0.47)         $   --          $   --           $   --
9/30/97                        10.15        0.51           0.34          (0.50)             --              --               --
9/30/96                        10.05        0.50           0.10          (0.50)             --              --               --
9/30/95                         9.60        0.55           0.45          (0.55)             --              --               --
9/30/94                        10.53        0.53          (0.91)         (0.53)             --           (0.02)              --
Service Class
9/30/98                       $10.50       $0.48          $0.37         $(0.47)         $   --          $   --           $   --
9/30/97                        10.15        0.47           0.35          (0.47)             --              --               --
9/30/96                        10.05        0.48           0.10          (0.48)             --              --               --
9/30/95                         9.60        0.52           0.45          (0.52)             --              --               --
9/30/94                        10.53        0.49          (0.91)         (0.49)             --           (0.02)              --
Investor A Class
9/30/98                       $10.50       $0.45          $0.38         $(0.45)         $   --          $   --           $   --
9/30/97                        10.15        0.45           0.35          (0.45)             --              --               --
9/30/96                        10.05        0.46           0.10          (0.46)             --              --               --
9/30/95                         9.60        0.52           0.45          (0.52)             --              --               --
9/30/94                        10.53        0.53          (0.91)         (0.53)             --           (0.02)              --
Investor B Class
9/30/98                       $10.50       $0.37          $0.38         $(0.37)         $   --          $   --           $   --
9/30/97                        10.15        0.37           0.35          (0.37)             --              --               --
9/30/96                        10.05        0.38           0.10          (0.38)             --              --               --
10/13/94(1) through 9/30/95     9.58        0.42           0.47          (0.42)             --              --               --
Investor C Class
08/26/98(1) through 9/30/98   $10.74       $0.03          $0.14         $(0.03)         $   --          $   --           $   --
----------------------------------
Delaware Tax-Free Income Portfolio
----------------------------------
Institutional Class
5/11/98(1) through 9/30/98    $10.00       $0.17          $0.34         $(0.18)         $   --          $   --           $   --
Service Class
5/11/98(1) through 9/30/98    $10.00       $0.16          $0.34         $(0.17)         $   --          $   --           $   --
Investor A Class
5/11/98(1) through 9/30/98    $10.00       $0.15          $0.34         $(0.16)         $   --          $   --           $   --
Investor B Class
5/11/98(1) through 9/30/98    $10.00       $0.12          $0.34         $(0.13)         $   --          $   --           $   --
Investor C Class
5/11/98(1) through 9/30/98    $10.00       $0.12          $0.34         $(0.13)         $   --          $   --           $   --

(1)  Commencement of operations.

See accompanying notes to financial statements.

                                 BlackRock Funds




                                                                                                      Ratio of net
     Net                          Net                         Ratio of expenses                    investment income
    asset                        assets          Ratio of         to average       Ratio of net        to average
    value                        end of         expenses to       net assets    investment income      net assets    Portfolio
    end of       Total           period         average net       (excluding      to average net       (excluding    turnover
    period       return           (000)            assets           waivers)           assets            waivers)      rate
-------------------------------------------------------------------------------------------------------------------------------

    $11.15       7.56%(4)      $      184         1.58%(2)          1.82%(2)          2.98%(2)           2.74%(2)       43%




    $12.07       8.38%         $  145,708         0.60%(2)          0.90%(2)          4.67%(2)           4.37%(2)       24%

    $12.07       8.28%         $   34,803         0.88%             1.18%             4.37%              4.07%          24%
     11.65       8.11              84,596         0.85              1.17              4.59               4.27           77
     11.27       0.15              88,077         0.85(2)           1.17(2)           4.44(2)            4.13(2)       109
     11.61      10.35              97,976         0.88(2)           0.90(2)           4.43(2)            4.41(2)        26
     10.94       1.49              96,857         0.79              0.87              4.71               4.63           28
     11.31       5.18             111,354         0.38              0.86              4.75               4.27           12

    $12.07       8.10%(3)      $    1,432         1.06%             1.36%             4.26%              3.96%          24%
     11.65       7.94(3)            1,548         1.02              1.34              4.41               4.09           77
     11.27      (0.01)(3)             894         1.01(2)           1.33(2)           4.29(2)            3.98(2)       109
     11.61       0.63(3)               14         1.02(2)           1.36(2)           2.79(2)            2.45(2)        26

    $12.07       7.30%(4)      $    1,051         1.80%             2.10%             3.43%              3.13%          24%
     11.65       7.14(4)              767         1.74              2.06              3.60               3.28           77
     11.27       2.04(4)               30         1.74(2)           2.06(2)           3.48(2)            3.16(2)       109




    $10.88       8.56%         $  101,066         0.60%             0.93%             4.64%              4.31%          77%
     10.50       8.53                 928         0.55              1.06              4.80               4.29           87
     10.15       6.12                 409         0.51              1.10              4.96               4.37          136
     10.05      10.75                 200         0.12              1.19              5.61               4.54           63
      9.60      (3.75)                127         0.10              1.49              5.16               3.77           61

    $10.88       8.23%         $      712         0.88%             1.21%             4.37%              4.04%          77%
     10.50       8.21               7,421         0.85              1.36              4.51               4.00           87
     10.15       5.80               6,377         0.79              1.38              4.69               4.10          136
     10.05      10.45               5,150         0.39              1.46              5.39               4.31           63
      9.60      (4.00)              4,428         0.35              1.74              5.06               3.67           61

    $10.88       8.05%(3)      $    2,774         1.06%             1.39%             4.22%              3.89%          77%
     10.50       8.03(3)            2,614         1.02              1.53              4.35               3.84           87
     10.15       5.66(3)            2,833         0.91              1.50              4.57               3.98          136
     10.05      10.46(3)            3,303         0.38              1.45              5.42               4.35           63
      9.60      (3.75)(3)           3,825         0.10              1.49              5.18               3.79           61

    $10.88       7.25%(4)      $    1,116         1.79%             2.12%             3.41%              3.08%          77%
     10.50       7.23(4)              622         1.75              2.26              3.52               3.01           87
     10.15       4.87(4)              161         1.66              2.26              3.80               3.21          136
     10.05       9.33(4)              106         1.17(2)           2.25(2)           4.48(2)            3.41(2)        63

    $10.88       1.60%(4)      $      527         1.71%(2)          2.04%(2)          2.82%(2)           2.49%(2)       77%




    $10.33       5.16%         $  114,524         0.70%(2)          0.88%(2)          4.18%(2)           4.00%(2)       54%

    $10.33       5.04%                 --         0.67%(2)          0.85%(2)          5.00%(2)           4.82%(2)       54%

    $10.33       4.97%(3)      $    2,546         1.15%(2)          1.33%(2)          3.68%(2)           3.50%(2)       54%

    $10.33       4.67%(4)      $    1,740         1.83%(2)          2.01%(2)          2.89%(2)           2.71%(2)       54%

    $10.33       4.67%4        $      716         1.89%(2)          2.07%(2)          2.81%(2)           2.63%(2)       54%


                                 BlackRock Funds


                        FINANCIAL HIGHLIGHTS (CONCLUDED)
                 For a Share Outstanding Throughout each Period





                               Net                      Net gain                   Distributions   Distributions   Distributions
                              asset                    (loss) on   Distributions     in excess        from net       in excess
                              value        Net        investments    from net          of net         realized         of net
                            beginning  investment   (both realized  investment       investment        capital        realized
                            of period    income     and unrealized)   income           income           gains           gains
------------------------------------------------------------------------------------------------------------------------------------
----------------------------------
Kentucky Tax-Free Income Portfolio
----------------------------------
Institutional Class
5/11/98(1) through 9/30/98    $10.00     $0.18          $0.31         $(0.18)          $   --          $   --           $   --
Service Class
5/11/98(1) through 9/30/98    $10.00     $0.19          $0.29         $(0.17)          $   --          $   --           $   --
Investor A Class
5/11/98(1) through 9/30/98    $10.00     $0.16          $0.31         $(0.16)          $   --          $   --           $   --
Investor B Class
5/11/98(1) through 9/30/98    $10.00     $0.15          $0.29         $(0.13)          $   --          $   --           $   --
Investor C Class
5/11/98(1) through 9/30/98    $10.00     $0.15          $0.29         $(0.13)          $   --          $   --           $   --




1    Commencement of operations of share class.

2    Annualized.

3    Sales load not reflected in total return.

4    Contingent deferred sales load not reflected in total return.

5 Including interest expense, ratios for the BlackRock, Investor B, and Investor C classes would have been 1.59%, 3.08%, and 2.98% respectively, for the period ended September 30, 1998, and 1.01%, 2.19%, and 2.23%, respectively, for the period ended September 30, 1997, the Institutional, Service, and Investor A would have been 1.80%, 1.98%, 2.32%, respectively, for the period ended September 30, 1998 and 1.54%, 1.85%, and 2.02%, respectively, for the period ended September 30, 1997, and would have been 0.64%, 0.97%, and 1.12%, respectively, for the period September 30, 1996 and 0.96%, 1.18%, and 1.34%, respectively, for the period ended March 31, 1996.

6 Including interest expense, ratios for the Investor B and Investor C classes would have been 1.84% and 1.81% respectively, for the period ended September 30, 1998, and 1.90% and 1.78%, respectively, for the period ended September 30, 1997, the Institutional, Service, and Investor A would have been 0.63%, 0.91%, and 1.09%, respectively, for the period ended September 30 1998, and 0.67%, 0.97%, and 1.14%, respectively, for the period ended September 30, 1997, and would have been 0.70%, 1.00%, and 1.14%, respectively, for the period September 30, 1996 and 0.42%, 0.69%, and 0.70%, respectively, for the period ended September 30, 1995.

7 Including interest expense, ratios for the BlackRock class would have been 1.43% for the period ended September 30, 1998, the Institutional, Service, Investor A and Investor B classes would have been 1.72%, 2.06%, 2.22% and 2.79%, respectively, for the period ended September 30, 1998, and would have been 0.98%, 1.27%, and 1.44%, respectively, for the period ended September 30, 1997, and 0.83%, 1.14%, and 1.27%, respectively, for the period ended September 30, 1996, and would have been 0.55%, 0.82%, and 0.84%, respectively, for the period September 30, 1995.

See accompanying notes to financial statements.



                                                                                            Ratio of net
     Net                     Net                      Ratio of expenses                   investment income
    asset                   assets          Ratio of      to average      Ratio of net        to average
    value                   end of        expenses to     net assets    investment income    net assets     Portfolio
    end of     Total        period        average net     (excluding     to average net       (excluding     turnover
    period     return        (000)           assets        waivers)          assets            waivers)        rate
----------------------------------------------------------------------------------------------------------------------




    $10.31     4.95%        $196,493        0.70%(2)       0.95%(2)          4.54%(2)           4.29%(2)         7%

    $10.31     4.82%        $     --        0.67%(2)       0.92%(2)          5.00%(2)           4.75%(2)         7%

    $10.31     4.76%(3)     $    975        1.17%(2)       1.42%(2)          4.07%(2)           3.82%(2)         7%

    $10.31     4.45%(4)     $     --        0.67%(2)       0.92%(2)          0.64%(2)           0.39%(2)         7%

    $10.31     4.45%(4)     $     --        0.67%(2)       0.92%(2)          5.00%(2)           4.75%(2)         7%




8 Including interest expense, ratios for the BlackRock and Investor C classes would have been .68% and 1.90% respectively, for the period ended September 30, 1998, and 0.56% and 1.93%, respectively, for the period ended September 30, 1997, the Institutional, Service, Investor A, and Investor B would have been .83%, 1.18%, 1.27%, and 2.01%, respectively, for the period September 30, 1998, and 0.84%, 1.35%, 1.36%, and 2.17%, respectively, for the period ended September 30, 1997, and would have been 0.80%, 1.08%, 1.27%, and 2.00%, respectively, for the period September 30, 1996 and 0.75%, 0.94%, 1.11%, and 1.86%, respectively, for the period ended March 31, 1996. For the periods prior to March 31, 1996, interest income was presented net of interest expense.

9 Including interest expense, ratios for the Investor C class would have been 2.14% for the period ended September 30, 1998, and 3.24% for the period ended September 30, 1997, the Investor A and Investor B classes would have been 1.46% and 2.01%, respectively, for the period ended September 30, 1998, and would have been 1.41%, and 2.14%, respectively, for the period ended September 30, 1997, and 2.96%, and 3.69%, respectively, for the period ended September 30, 1996, and would have been 0.92% and 1.60%, respectively, for the period September 30, 1995.

10 Including interest expense, ratios for the Institutional, Service, Investor A, and Investor B classes would have been 1.30%, 1.69%, 1.90%, and 2.43% respectively, for the period ended September 30, 1998, and 0.92%, 1.27%, 1.41%, and 2.14%, respectively, for the period ended September 30, 1997, For periods prior to October 1, 1996, interest income was presented net of interest expense.

11 Including interest expense, ratios for the Institutional, Service, Investor A, Investor B, and Investor C classes would have been 0.63%, .74%, 1.10%, 1.73%, and 0.08%, respectively, for the period ended September 30,1998.

12 Including interest expense, ratios for the Institutional Service, Investor A, Investor B, Investor C classes would have been 1.01%, 1.31%, 1.48%, 2.22% and 2.22%, respectively, for the period ended September 30, 1998, and 0.98%, 1.30%, 1.42%, 2.12% and 2.11%, respectively, for the period ended September 30, 1997.


See accompanying notes to financial statements.

                                 BlackRock Funds

                          NOTES TO FINANCIAL STATEMENTS

     BlackRock Funds(SM) ("the Fund") (formerly The Compass Capital Fund) was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 35 publicly-offered portfolios, 14 of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Portfolios of the Fund offer as many as six classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.



----------------------------------------------------------------------------------------------------------------
         Portfolio                                               Share Classes
----------------------------------------------------------------------------------------------------------------
                                  BlackRock          Institutional           Service            Investor A
----------------------------------------------------------------------------------------------------------------
                             Contractual  Actual  Contractual  Actual  Contractual  Actual  Contractual  Actual
                                 Fees     Fees(4)     Fees     Fees(4)   Fees(1)    Fees(4)    Fees(2)   Fees(4)
----------------------------------------------------------------------------------------------------------------
  Low Duration Bond              None     None        None      None      0.30%      0.30%      0.50%     0.40%
----------------------------------------------------------------------------------------------------------------
  Intermediate Government Bond    N/A      N/A        None      None      0.30%      0.30%      0.50%     0.40%
----------------------------------------------------------------------------------------------------------------
  Intermediate Bond              None     None        None      None      0.30%      0.30%      0.50%     0.40%
----------------------------------------------------------------------------------------------------------------
  Core Bond                      None     None        None      None      0.30%      0.30%      0.50%     0.40%
----------------------------------------------------------------------------------------------------------------
  Government Income               N/A      N/A        None      None      0.30%       N/A       0.50%     0.40%
----------------------------------------------------------------------------------------------------------------
  GNMA                            N/A      N/A        None      None      0.30%      0.30%      0.50%     0.40%
----------------------------------------------------------------------------------------------------------------
  Managed Income                  N/A      N/A        None      None      0.30%      0.30%      0.50%     0.40%
----------------------------------------------------------------------------------------------------------------
  International Bond              N/A      N/A        None      None      0.30%      0.30%      0.50%     0.40%
----------------------------------------------------------------------------------------------------------------
  Tax-Free Income                 N/A      N/A        None      None      0.30%      0.30%      0.50%     0.40%
----------------------------------------------------------------------------------------------------------------
  Pennsylvania Tax-Free Income    N/A      N/A        None      None      0.30%      0.30%      0.50%     0.40%
----------------------------------------------------------------------------------------------------------------
  New Jersey Tax-Free Income      N/A      N/A        None      None      0.30%      0.30%      0.50%     0.40%
----------------------------------------------------------------------------------------------------------------
  Ohio Tax-Free Income            N/A      N/A        None      None      0.30%      0.30%      0.50%     0.40%
----------------------------------------------------------------------------------------------------------------
  Delaware Tax-Free Income        N/A      N/A        None      None      0.30%      0.30%      0.50%     0.40%
----------------------------------------------------------------------------------------------------------------
  Kentucky Tax-Free Income        N/A      N/A        None      None      0.30%      0.30%      0.50%     0.40%
----------------------------------------------------------------------------------------------------------------




------------------------------------------

------------------------------------------
    Investor B             Investor C
------------------------------------------
Contractual  Actual  Contractual  Actual
   Fees(3)   Fees(4)    Fees(3)   Fees(4)
------------------------------------------
    1.15%     1.15%      1.15%     1.15%
------------------------------------------
    1.15%     1.15%      1.15%     1.15%
------------------------------------------
    1.15%     1.15%      1.15%      N/A
------------------------------------------
    1.15%     1.15%      1.15%     1.15%
------------------------------------------
    1.15%     1.15%      1.15%     1.15%
------------------------------------------
    1.15%     1.15%      1.15%     1.15%
------------------------------------------
    1.15%     1.15%      1.15%      N/A
------------------------------------------
    1.15%     1.15%      1.15%     1.15%
------------------------------------------
    1.15%     1.15%      1.15%     1.15%
------------------------------------------
    1.15%     1.15%      1.15%     1.15%
------------------------------------------
    1.15%     1.15%      1.15%      N/A
------------------------------------------
    1.15%     1.15%      1.15%     1.15%
------------------------------------------
    1.15%     1.15%      1.15%     1.15%
------------------------------------------
    1.15%     1.15%      1.15%     1.15%
------------------------------------------










(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.

(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.

(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.

(4) -- the actual fees are as of September 30, 1998.

     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net asset of such respective classes.

(A) Summary of Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from the estimates.

     Security Valuation -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Corporate bonds and tax-exempt bonds are valued on the basis of quotations provided by a pricing service which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days

                                 BlackRock Funds


or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument.

     Dividends to Shareholders -- Dividends from net investment income are declared by each Portfolio each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment in federal funds) and are paid monthly. Over the course of a year, substantially all of each Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each Portfolio will be based on periodic projections of its net investment income. Net realized capital gains, if any, will be distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

     Federal Taxes -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     Foreign Currency Translation -- The books and records of the International Bond Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Bond Portfolio isolates that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

     The International Bond Portfolio reports certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     Forward Foreign Currency Contracts -- The International Bond Portfolio enters into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. These contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the International Bond Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The aggregate principal amounts of the contracts are not recorded as the International Bond Portfolio intends to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at September 30, 1998, the International Bond Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:


                                                                                                                     Unrealized
                                                                                                     Value at          Foreign
Settlement                                Currency                                 Contract        September 30,       Exchange
   Date                                     Sold                                    Amount              1998          Gain/(Loss)
----------       ---------------------------------------------------------        -----------      -------------     ------------
10/30/98         Danish Krone ............................................        $ 1,693,101        $ 1,836,905     $  (143,804)
10/26/98         German Deutsche Mark ....................................          9,882,682         10,604,498        (721,816)
11/17/98         European Currency Unit ..................................          2,732,729          2,767,254         (34,525)
11/17/98         French Franc  ...........................................          2,037,024          2,056,544         (19,520)
10/26/98         Great British Pound .....................................          6,159,551          6,402,253        (242,702)
10/19/98         Spanish Peso  ...........................................          2,379,577          2,536,423        (156,846)
10/19/98         Italian Lira  ...........................................          1,713,945          1,825,828        (111,883)
10/19/98         Italian Lira  ...........................................          1,995,800          2,106,156        (110,356)
10/19/98         Japanese Yen  ...........................................          9,943,034         10,494,404        (551,370)
10/26/98         Netherland Guilder ......................................          1,679,718          1,800,514        (120,796)
11/07/98         Canadian Dollar  ........................................          2,683,721          2,647,205          36,516
10/30/98         Swedish Krone  ..........................................          1,670,180          1,781,121        (110,941)
                                                                                  -----------        -----------     -----------
                                                                                  $44,571,063        $46,859,105     $(2,288,043)
                                                                                  ===========        ===========     ===========

                                 BlackRock Funds

                                                                                                                     Unrealized
                                                                                                     Value at          Foreign
Settlement                                Currency                                 Contract        September 30,      Exchange
   Date                                    Bought                                   Amount             1998          Gain/(Loss)
----------       ---------------------------------------------------------        ------------     -------------     -----------
 10/26/98        Netherland Guilder  .....................................        $(1,705,586)       $1,800,514         $94,928
                                                                                  ===========        ==========         =======

     Cross Currency Swaps -- The Low Duration Bond Portfolio may enter into cross currency swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the contract is based. The daily net fluctuation is recorded as unrealized gains or losses by Low Duration Bond Portfolio. At the termination of the agreement, the Low Duration Bond Portfolio will receive from or pay to the counter party, the accumulated net unrealized gain or loss, which will then be recorded as realized. The Low Duration Bond Portfolio did not hold any cross currency swaps at September 30, 1998.

     Risks may arise upon entering into cross currency swaps in the event of the default or bankruptcy of a swap agreement counter party.

     Security Transactions and Investment Income -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     Repurchase Agreements -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     Reverse Repurchase Agreements -- The Fund enters into reverse repurchase agreements with qualified, third party brokers-dealers as determined by and under the direction of the Fund's Board of Trustees. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.


                                                                            Low Duration      Intermediate
                                                                                Bond              Bond
                                                                              Portfolio         Portfolio
                                                                            -------------     -------------
               Average daily balance of reverse repurchase
                  agreements outstanding during the period
                  ended September 30, 1998                                   $ 58,343,525      $ 84,300,706
               Weighted Average Interest Rate                                        5.14%             5.50%
               Maximum Amount of reverse repurchase
                  agreements outstanding at any month-end
                  during the period ended September 30, 19981                $110,296,580      $123,624,044
               Percentage of total assets                                           24.90%            17.52%
               Amount of reverse repurchase agreements
                  outstanding at September 30, 1998                          $110,296,580      $123,624,044
               Percentage of total assets                                           24.90%            17.10%


--------------

1 The maximum amount of reverse repurchase agreements outstanding at any month end occurred on September 30, 1998.

     Futures Transactions -- The Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Certain Portfolios may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal

                                 BlackRock Funds


to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     Option Selling/Purchasing -- The Fund invests in financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Written Option transactions entered into during the fiscal year ended September 30, 1998 are summarized as follows ($ in thousands)


                                                                                                            Managed
                                                                          Core Bond                         Income
                                                                  ----------------------------    ----------------------------
                                                                   Number of                       Number of
                                                                   Contracts          Premium      Contracts          Premium
                                                                  -----------        ---------    -----------       ----------
               Balance at 9/30/97                                          0                0              0                0
               Written                                                 1,590          111,227          2,310          112,770
               Expired                                                (1,590)        (111,227)        (2,310)        (112,770)
                                                                  ----------         --------     ----------        ---------
               Balance at 9/30/98                                          0                0               0               0
                                                                  ==========         ========     ===========       =========

     TBA Purchase Commitments -- The Portfolios may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     Mortgage Dollar Rolls -- Each Portfolio (except the Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Delaware Tax-Free Income and Kentucky Tax-Free Income Portfolios) may enter into mortgage dollar rolls (principally using TBA's) in which the Portfolio sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities a Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

     In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. In a "drop" roll, the compensation is paid via a lower price for the security upon its repurchase. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price fixed and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. A Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

                                 BlackRock Funds

     Securities Lending -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans (including rights to draw on letters of credit) at September 30, 1998 is as follows:


                                                                                                  Value of            Income
                                                                           Market Value of       Collateral          Earned on
               Portfolio                                                  Securities Loaned       Received      Securities Loaned*
               ---------                                                  -----------------      ----------     ------------------
               Intermediate Bond Portfolio                                     6,850,661           7,148,400            5,275
               Core Bond Portfolio                                            31,045,145          31,460,250          188,371
               Managed Income Portfolio                                        8,957,624           9,514,000          233,211

     *Income is included in Interest Income on the Statement of Operations.

     Other -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

(B)    Transactions with Affiliates and Related Parties

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. (formerly PNC Asset Management Group, Inc.), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser for the Portfolios. BlackRock Financial Management, Inc., a wholly-owned subsidiary of BlackRock Advisors, Inc., serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of PNC Bank Corp.

     For its advisory services, BlackRock Advisors, Inc. is entitled to receive fees, computed daily and paid monthly, at the following annual rates, based on each Portfolio's average daily net assets:


                                                              Each Portfolio
                                                         Except the International              International
                                                              Bond Portfolio                  Bond Portfolio
                                                         -------------------------       --------------------------
                                                                Investment                      Investment
               Average Daily Net Assets                        Advisory Fee                    Advisory Fee
               ------------------------------------      -------------------------       --------------------------
               first $1 billion ...................                .500%                           .550%
               $1 billion-- $2 billion                             .450                            .500
               $2 billion-- $3 billion                             .425                            .475
               greater than $3 billion                             .400                            .450

                                 BlackRock Funds


     BlackRock Advisors, Inc. may, at its discretion, waive all or any portion of its advisory fee for any Portfolio. For the period ended September 30, 1998, advisory fees and waivers for each Portfolio were as follows:



                                                                  Gross                      Net Advisory
                                                               Advisory Fee      Waiver          Fee
                                                               ------------    ----------    ------------
     Low Duration Bond Portfolio ............................   $1,490,875     $1,018,525     $  472,350
     Intermediate Government Bond Portfolio .................    1,338,804        524,070        814,734
     Intermediate Bond Portfolio ............................    2,120,754        996,976      1,123,778
     Core Bond Portfolio ....................................    3,591,424      2,294,530      1,296,894
     Government Income Portfolio ............................      128,063        110,545         17,518
     GNMA Portfolio .........................................      242,151        130,075        112,076
     Managed Income Portfolio ...............................    5,528,166      1,717,518      3,810,648
     International Bond Portfolio ...........................      288,514         66,288        222,226
     Tax-Free Income Portfolio ..............................      818,207        352,305        465,902
     Pennsylvania Tax-Free Income Portfolio .................    2,482,934      1,043,606      1,439,328
     New Jersey Tax-Free Income Portfolio ...................      615,392        296,295        319,097
     Ohio Tax-Free Income Portfolio .........................      244,011        136,519        107,492
     Delaware Tax-Free Income Portfolio .....................      255,393         90,702        164,691
     Kentucky Tax-Free Income Portfolio .....................      456,081        159,676        296,405

     BlackRock Advisors, Inc. pays BlackRock Financial Management, Inc. fees for its sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., BlackRock Advisors, Inc., and BlackRock Distributors, Inc. ("BDI") (formerly Compass Distributors, Inc.) act as co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .23% of the first $500 million, .21% of the next $500 million and .19% of assets in excess of $1 billion.

     PFPC, BlackRock Advisors, Inc. and BDI may, at their discretion, voluntarily waive all or any portion of their administration fees for any Portfolio. For the period ended September 30, 1998, administration fees and waivers for each Portfolio were as follows:


                                                        Gross                                       Net
                                                     Administration                           Administration
                                                          Fee                Waiver                 Fee
                                                     --------------        ----------         --------------
     Low Duration Bond Portfolio ...............      $  685,803           $  183,778           $  502,025
     Intermediate Government Bond Portfolio.....         615,850              167,070              448,780
     Intermediate Bond Portfolio ...............         970,610              158,127              802,483
     Core Bond Portfolio .......................       1,608,398              119,812            1,488,586
     Government Income Portfolio ...............          58,909               37,719               21,190
     GNMA Portfolio ............................          99,875               31,374               68,501
     Managed Income Portfolio ..................       2,424,129              294,140            2,129,989
     International Bond Portfolio ..............         113,124                5,268              107,856
     Tax-Free Income Portfolio .................         376,375              102,782              273,593
     Pennsylvania Tax-Free Income Portfolio.....       1,056,431              144,867              911,564
     New Jersey Tax-Free Portfolio .............         283,081               77,834              205,247
     Ohio Tax-Free Income Portfolio ............         103,078               24,626               78,452
     Delaware Tax-Free Income Portfolio ........         106,801               32,191               74,610
     Kentucky Tax-Free Income Portfolio ........         190,725               49,753              140,972

     In addition, PNC Bank serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments ("distribution fees") made to BDI, as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into agreements with various service organizations (including PNCBank and its affiliates) that provide support services to their customers who are the beneficial owners of Shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.

                                 BlackRock Funds

(C)    Purchases and Sales of Securities

     For the period ended September 30, 1998, purchases and sales of securities, other than short-term and government securities, were as follows:


                                                 Purchases          Sales
                                              --------------   --------------
     Low Duration Bond Portfolio ..........   $  595,775,622   $  367,832,651
     Intermediate Government Bond Portfolio      598,173,283      238,306,573
     Intermediate Bond Portfolio ..........      813,484,458      475,680,526
     Core Bond Portfolio ..................    1,258,657,439      658,219,872
     Government Income Portfolio ..........      112,356,229       92,701,712
     GNMA Portfolio .......................      136,545,564       32,263,174
     Managed Income Portfolio .............    2,388,973,260    1,416,539,163
     International Bond Portfolio .........       86,964,051       94,910,585
     Tax-Free Income Portfolio ............      361,751,179      156,192,664
     Pennsylvania Tax-Free Income Portfolio    1,162,349,911      173,688,135
     New Jersey Tax-Free Income Portfolio .      115,483,175       29,361,708
     Ohio Tax-Free Income Portfolio .......      128,848,010       38,120,767
     Delaware Tax-Free Income Portfolio ...      176,511,216       55,720,436
     Kentucky Tax-Free Income Portfolio ...      219,447,069       34,942,148

     For the period ended September 30, 1998, purchases and sales of government securities were as follows:


                                                 Purchases          Sales
                                              --------------   --------------
Low Duration Bond Portfolio ...............   $  426,621,153   $  430,032,291
Intermediate Government Bond Portfolio ....      533,921,246      481,040,787
Intermediate Bond Portfolio ...............      717,956,663      718,711,585
Core Bond Portfolio .......................    2,060,343,464    2,223,282,418
Government Income Portfolio ...............       62,849,993       65,658,078
GNMA Portfolio ............................       53,728,831       36,507,799
Managed Income Portfolio ..................       62,849,993       65,658,078
International Bond ........................        9,413,650        7,490,242

                                 BlackRock Funds


(D)    Capital Shares

     Transactions in capital shares for each period were as follows:

                                                                                 Low Duration Bond Portfolio
                                                             ---------------------------------------------------------------------
                                                                   For the Year Ended                   For the Year Ended
                                                                         9/30/98                                9/30/97
                                                             ------------------------------       --------------------------------
                                                                Shares            Value             Shares               Value
                                                             -----------       ------------       -----------       --------------
Shares sold:
     Institutional Class   ............................        7,756,306       $ 77,356,855          9,541,701       $  93,935,828
     Service Class ....................................          804,858          7,979,540          1,132,716          11,157,805
     Investor A Class  ................................        3,255,674         32,355,524             85,589             842,196
     Investor B Class  ................................           44,066            437,617              5,749              56,680
     Investor C Class  ................................           31,759            314,906              9,115              89,854
     BlackRock Class ..................................       10,953,938        108,478,776          6,966,004          68,669,680
Shares issued in conversion:
     Institutional Class  .............................        6,225,309         61,630,555                 --                  --
Shares issued in reinvestment of dividends:
     Institutional Class  .............................          111,942          1,108,874            158,388           1,558,102
     Service Class  ...................................           34,827            345,071             42,765             420,674
     Investor A Class  ................................            6,222             61,676              4,534              44,601
     Investor B Class  ................................               48                472                103               1,011
     Investor C Class  ................................               48                476                 67                 659
     BlackRock Class   ................................          506,324          5,019,138             16,200             159,941
Shares redeemed
     Institutional Class  .............................       (7,815,690)       (77,483,136)       (13,193,893)       (129,934,032)
     Service Class  ...................................       (7,382,461)       (73,660,500)        (2,178,583)        (21,443,691)
     Investor A Class  ................................       (3,086,710)       (30,685,324)           (76,835)           (756,077)
     Investor B Class  ................................           (5,711)           (56,529)            (4,538)            (44,639)
     Investor C Class  ................................           (5,037)           (49,887)            (1,868)            (18,379)
     BlackRock Class  .................................       (4,357,893)       (43,261,535)           (78,809)           (778,946)
                                                             -----------       ------------        -----------      --------------
Net increase ..........................................        7,077,819       $ 69,892,569          2,428,405       $  23,961,267
                                                             ===========       ============       =============     ==============

                                                                            Intermediate Government Bond Portfolio
                                                             ---------------------------------------------------------------------
                                                                 For the Year Ended                     For the Year Ended
                                                                       9/30/98                                9/30/97
                                                             ------------------------------        -------------------------------
                                                               Shares             Value              Shares             Value
                                                             -----------       ------------        -----------      --------------
Shares sold:
     Institutional Class ..............................        5,388,703       $ 55,601,975          2,452,390        $ 24,490,535
     Service Class ....................................        2,085,488         21,357,363          1,283,146          12,844,383
     Investor A Class  ................................          420,548          4,312,104            105,820           1,057,798
     Investor B Class  ................................           37,733            387,253              2,685              26,800
     Investor C Class  ................................           34,215            351,716              5,048              50,676
Shares issued in conversion:
     Institutional Class  .............................       33,310,235        339,098,189                 --                  --
Shares issued in reinvestment of dividends:
     Institutional Class  .............................            5,852             59,670              9,190              91,949
     Service Class  ...................................               --                 --                 --                  --
     Investor A Class  ................................           25,882            264,001             30,294             303,064
     Investor B Class  ................................               36                368                 80                 805
     Investor C Class  ................................               --                  7                  5                  48
Shares redeemed:
     Institutional Class  .............................       (6,104,045)       (62,424,167)        (5,632,607)        (56,411,658)
     Service Class  ...................................       (4,249,778)       (43,949,478)        (1,069,763)        (10,707,605)
     Investor A Class  ................................         (217,155)        (2,225,240)          (199,281)         (1,996,720)
     Investor B Class  ................................           (6,083)           (62,159)                --                  --
     Investor C Class  ................................          (10,751)          (110,945)               (10)               (103)
                                                             -----------       ------------        -----------      --------------
Net increase (decrease) ...............................       30,720,880       $312,660,657         (3,013,003)       $(30,250,028)
                                                             ===========       ============       =============     ==============

                                 BlackRock Funds


                                                                                 Intermediate Bond Portfolio
                                                             ---------------------------------------------------------------------
                                                                   For the Year Ended                    For the Year Ended
                                                                         9/30/98                               9/30/97
                                                             ------------------------------        -------------------------------
                                                               Shares             Value              Shares             Value
                                                             -----------       ------------        -----------      --------------
Shares sold:
     Institutional Class ..............................       11,557,172      $ 110,245,081         14,078,950        $132,363,271
     Service Class  ...................................        3,123,968         29,665,129          2,188,370          20,573,260
     Investor A Class  ................................          149,506          1,420,708             69,283             651,172
     Investor B Class  ................................           17,767            169,383                 --                  --
     BlackRock Class  .................................        4,981,102         47,321,273                 --                  --
Shares issued in conversion:
     Institutional Class ..............................       25,659,119        242,478,670                 --                  --
Shares issued in reinvestment of dividends:
     Institutional Class ..............................          151,911          1,435,680             37,056             348,956
     Service Class ....................................           33,520            317,235              5,459              51,427
     Investor A Class  ................................            6,876             65,200              6,270              58,868
     Investor B Class  ................................               73                697                 --                  --
     BlackRock Class  .................................           18,335            174,351                 --                  --
Shares redeemed:
     Institutional Class ..............................      (17,805,567)      (169,025,115)        (5,264,514)        (49,462,645)
     Service Class ....................................       (5,989,510)       (57,406,495)        (1,546,069)        (14,477,894)
     Investor A Class .................................         (103,601)          (983,789)           (58,329)           (547,655)
     Investor B Class .................................           (6,332)           (60,382)                --                  --
     BlackRock Class ..................................             (262)            (2,485)                --                  --
                                                             -----------       ------------        -----------      --------------
Net increase ..........................................       21,794,077      $ 205,815,141          9,516,476        $ 89,558,760
                                                             ===========       ============       =============     ==============


                                                                                      Core Bond Portfolio
                                                             ---------------------------------------------------------------------
                                                                   For the Year Ended                    For the Year Ended
                                                                         9/30/98                               9/30/97
                                                             ------------------------------        -------------------------------
                                                                Shares             Value              Shares              Value
                                                             -----------      -------------        -----------        ------------
Shares sold:
     BlackRock Class  .................................        4,306,598      $  42,116,116          4,934,301        $ 47,586,434
     Institutional Class  .............................       34,726,690        344,428,847         29,299,878         283,017,326
     Service Class  ...................................        8,725,323         86,107,989          3,045,187          29,223,563
     Investor A Class  ................................          361,195          3,567,308            245,580           2,363,831
     Investor B Class .................................          763,581          7,536,362            448,413           4,335,426
     Investor C Class  ................................          212,705          2,114,971             13,310             127,658
Shares issued in reinvestment of dividends:
     BlackRock Class  .................................          330,228          3,250,694             33,880             329,429
     Institutional Class  .............................          555,928          5,446,836            347,674           3,360,503
     Service Class  ...................................          168,746          1,651,673             92,333             893,766
     Investor A Class .................................           19,882            195,729              4,335              41,932
     Investor B Class  ................................           31,539            310,362              9,931              96,069
     Investor C Class  ................................              768              7,570                 99                 955
Shares redeemed:
     BlackRock Class  .................................         (376,161)        (3,709,600)           (65,588)           (637,357)
     Institutional Class  .............................       (8,783,259)       (86,598,628)        (6,587,896)        (63,633,339)
     Service Class  ...................................      (14,421,591)      (143,884,759)        (2,955,892)        (28,624,306)
     Investor A Class  ................................         (124,790)        (1,229,336)           (34,859)           (336,574)
     Investor B Class  ................................         (174,749)        (1,726,105)           (75,937)           (732,254)
     Investor C Class  ................................          (25,456)          (252,086)              (326)             (3,203)
                                                             -----------      -------------        -----------        ------------
Net increase ..........................................       26,297,177      $ 259,333,943         28,754,423        $277,409,859
                                                             ===========       ============       =============     ==============

                                 BlackRock Funds


                                                                                 Government Income Portfolio
                                                             ---------------------------------------------------------------------
                                                                   For the Year Ended                     For the Year Ended
                                                                        9/30/98                                9/30/97
                                                             ------------------------------          -----------------------------
                                                               Shares             Value               Shares               Value
                                                             -----------        -----------          ---------         -----------
Shares sold:
     Investor A Class  ................................          325,203        $ 3,439,854            256,567         $ 2,652,913
     Investor B Class  ................................        1,133,444         12,022,192            477,835           4,941,586
     Investor C Class  ................................          111,159          1,177,933             88,341             918,353
Shares issued in reinvestment of dividends:
     Investor A Class  ................................           31,395            330,860             26,197             270,290
     Investor B Class  ................................           67,664            713,719             46,827             483,160
     Investor C Class  ................................            2,312             24,407                  1                  10
Shares redeemed:
     Investor A Class  ................................         (263,954)        (2,785,911)          (176,033)         (1,818,482)
     Investor B Class  ................................         (290,930)        (3,081,821)          (204,745)         (2,114,414)
     Investor C Class  ................................          (51,448)          (545,399)            (7,392)            (75,693)
                                                             -----------        -----------          ---------         -----------
Net increase  .........................................        1,064,845        $11,295,834            507,598         $ 5,257,723
                                                             ===========        ===========          =========         ===========

                                                                    GNMA Portfolio
                                                             ------------------------------
                                                                    For the Period
                                                               5/18/981 through 9/30/98
                                                             ------------------------------
                                                               Shares              Value
                                                             -----------       ------------
Shares sold:
     Institutional Class ..............................          647,172       $  6,506,570
     Service Class ....................................               10                100
     Investor A Class .................................           57,226            576,633
     Investor B Class  ................................           16,426            165,246
     Investor C Class  ................................               10                100
Shares issued in conversion:
     Institutional Class ..............................       12,043,846        120,438,460
Shares issued in reinvestment of dividends:
     Institutional Class  .............................               --                  2
     Service Class  ...................................               --                  2
     Investor A Class .................................               29                291
     Investor B Class  ................................               37                370
     Investor C Class  ................................               --                  1
Shares redeemed:
     Institutional Class  .............................       (1,014,462)       (10,187,732)
     Service Class  ...................................               --                 --
     Investor A Class .................................           (4,337)           (43,657)
     Investor B Class  ................................               --                 --
     Investor C Class  ................................               --                 --
                                                             -----------       ------------
Net increase  .........................................       11,745,957       $117,456,386
                                                             ===========       ============

------------
(1)  Commencement of operations.

                                 BlackRock Funds



                                                                                  Managed Income Portfolio
                                                             ---------------------------------------------------------------------
                                                                   For the Year Ended                    For the Year Ended
                                                                         9/30/98                               9/30/97
                                                             ------------------------------       --------------------------------
                                                                Shares            Value              Shares             Value
                                                             -----------      -------------       -----------       --------------
Shares sold:
     Institutional Class  .............................       28,686,745      $ 301,709,745         12,846,748       $ 131,687,832
     Service Class ....................................       22,149,435        232,274,400         15,408,052         157,786,790
     Investor A Class  ................................        9,725,828        101,726,116          7,443,166          76,236,917
     Investor B Class .................................          422,716          4,431,406             45,930             477,672
Shares issued in conversion:
     Institutional Class  .............................       70,076,349        730,896,316                 --                  --
Shares issued in reinvestment of dividends:
     Institutional Class  .............................          284,166          2,960,491            155,258           1,590,301
     Service Class  ...................................          335,029          3,503,288             20,375             211,674
     Investor A Class  ................................           65,247            682,731             63,378             649,112
     Investor B  ......................................            7,746             81,187                  8                  82
Shares redeemed:
     Institutional Class ..............................      (25,254,987)      (264,941,084)       (17,364,305)       (178,134,379)
     Service Class  ...................................      (23,914,429)      (251,581,067)        (6,160,521)        (63,050,157)
     Investor A Class .................................       (9,855,158)      (103,016,193)        (7,152,716)        (73,203,528)
     Investor B Class .................................          (39,630)          (416,407)              (972)            (10,152)
                                                             -----------      -------------       ------------      --------------
Net increase  .........................................       72,689,057      $ 758,310,929          5,304,401       $  54,242,164
                                                             ===========      =============       ============      ==============



                                                                                  International Bond Portfolio
                                                             ---------------------------------------------------------------------
                                                                 For the Year Ended                     For the Year Ended
                                                                       9/30/98                                9/30/97
                                                             ------------------------------       --------------------------------
                                                                Shares            Value              Shares             Value
                                                             -----------      -------------       ------------      --------------
Shares sold:
     Institutional Class  .............................          807,871       $  8,882,021          1,142,937         $12,421,898
     Service Class  ...................................          100,604          1,092,321            139,912           1,531,711
     Investor A Class  ................................           90,092            969,639             78,318             840,293
     Investor B Class  ................................           63,765            687,221             80,871             868,230
     Investor C Class  ................................           95,780          1,035,900             41,760             454,009
Shares issued in reinvestment of dividends:
     Institutional Class  .............................          149,376          1,571,786            365,395           3,942,629
     Service Class ....................................           24,714            260,973             75,424             813,694
     Investor A Class .................................            8,842             94,462              3,381              36,474
     Investor B Class .................................            5,400             57,581              1,498              16,166
     Investor C Class .................................            2,650             28,325                518               5,582
Shares redeemed:
     Institutional Class ..............................       (1,026,741)       (11,137,837)          (191,333)         (2,081,160)
     Service Class ....................................         (527,989)        (5,850,929)          (272,100)         (2,923,532)
     Investor A Class .................................          (39,912)          (429,622)            (4,003)            (42,834)
     Investor B Class  ................................          (24,092)          (263,096)            (4,522)            (49,857)
     Investor C Class .................................          (30,616)          (332,704)              (626)             (6,866)
                                                             -----------      -------------       ------------      --------------
Net increase (decrease) ...............................         (300,256)      $ (3,333,959)         1,457,430         $15,826,437
                                                             ===========      =============       ============      ==============

                                 BlackRock Funds



                                                                                  Tax-Free Income Portfolio
                                                             -----------------------------------------------------------------------
                                                                   For the Year Ended                   For the Year Ended
                                                                         9/30/98                              9/30/97
                                                             ------------------------------       --------------------------------
                                                                Shares            Value              Shares               Value
                                                             -----------       ------------       ------------        ------------
Shares sold:
     Institutional Class ..............................        6,919,177       $ 80,423,674            404,008         $ 4,442,500
     Service Class  ...................................        1,975,361         22,644,691          2,510,940          27,987,671
     Investor A Class .................................          210,734          2,415,265             92,510           1,034,677
     Investor B Class  ................................          113,149          1,299,966             85,030             942,339
     Investor C Class  ................................           87,176          1,010,999                 28                 300
Shares issued in conversion:
     Institutional Class ..............................       18,151,463        207,289,708                 --                  --
Shares issued in reinvestment of dividends:
     Institutional Class  .............................            4,724             53,637                359               4,016
     Service Class  ...................................           24,014            273,213              7,475              82,630
     Investor A Class .................................           18,627            213,361             17,898             197,486
     Investor B Class .................................            3,724             42,714                741               8,241
     Investor C Class .................................              110              1,270                 --                   6
Shares redeemed:
     Institutional Class ..............................       (1,530,999)       (17,675,320)          (344,261)         (3,736,207)
     Service Class ....................................       (6,720,377)       (77,990,670)          (671,498)         (7,387,745)
     Investor A Class .................................         (168,026)        (1,932,633)           (72,411)           (800,770)
     Investor B Class  ................................          (25,128)          (289,594)            (5,081)            (55,882)
                                                             -----------       ------------       ------------        ------------
Net increase ..........................................       19,063,729       $217,780,281          2,025,738         $22,719,262
                                                             ===========       ============       ============        ============



                                                                           Pennsylvania Tax-Free Income Portfolio
                                                             ---------------------------------------------------------------------
                                                                   For the Year Ended                    For the Year Ended
                                                                         9/30/98                              9/30/97
                                                             ------------------------------       --------------------------------
                                                                Shares            Value              Shares               Value
                                                             -----------       ------------       ------------        ------------
Shares sold:
     Institutional Class  .............................        9,572,099       $105,653,542            359,752        $  3,785,471
     Service Class  ...................................        2,812,012         30,669,634          2,241,265          23,779,002
     Investor A Class  ................................          895,649          9,825,497            339,479           3,583,613
     Investor B Class  ................................          578,240          6,336,016            515,026           5,456,963
     Investor C Class  ................................           16,522            182,840                 --                  --
Shares issued in conversion:
     Institutional Class  .............................       88,644,492        963,565,622                 --                  --
Shares issued in reinvestment of dividends:
     Institutional Class ..............................              777              8,537                 --                  --
     Service Class  ...................................           40,268            441,197              6,366              67,558
     Investor A Class .................................          108,476          1,184,635            135,984           1,435,832
     Investor B Class .................................           29,789            325,778             21,169             223,692
     Investor C Class  ................................                1                 10                 --                  --
Shares redeemed:
     Institutional Class  .............................       (4,161,868)       (45,745,931)          (231,245)         (2,448,673)
     Service Class  ...................................       (5,676,998)       (62,689,684)          (854,225)         (9,016,968)
     Investor A Class .................................         (945,403)       (10,360,756)        (1,063,741)        (11,260,693)
     Investor B Class .................................         (179,478)        (1,960,782)          (149,836)         (1,585,024)
     Investor C Class .................................               (1)               (10)
                                                             -----------       ------------       ------------        ------------
Net increase ..........................................       91,734,577       $997,436,145          1,319,994        $ 14,020,773
                                                             ===========       ============       ============        ============

                                 BlackRock Funds


                                                                              New Jersey Tax-Free Income Portfolio
                                                             ---------------------------------------------------------------------
                                                                   For the Year Ended                    For the Year Ended
                                                                         9/30/98                              9/30/97
                                                             ------------------------------        -------------------------------
                                                               Shares             Value               Shares              Value
                                                             -----------       ------------        -----------         -----------
Shares sold:
     Institutional Class ..............................        4,688,925       $ 56,230,912                 --         $        --
     Service Class ....................................        1,095,326         12,919,769          1,278,806          14,808,210
     Investor A Class .................................           46,487            552,690             67,377             778,355
     Investor B Class .................................           23,690            280,849             68,828             786,661
Shares issued in conversion:
     Institutional Class  .............................        7,941,083         93,069,494                 --                  --
Shares issued in reinvestment of dividends:
     Institutional Class  .............................               --                 --                 --                  --
     Service Class ....................................          102,249          1,205,295            109,148           1,247,035
     Investor A Class .................................            3,225             37,984              3,271              37,397
     Investor B Class .................................            2,459             28,992                971              11,145
Shares redeemed:
     Institutional Class  .............................         (561,067)        (6,654,369)                --                  --
     Service Class  ...................................       (5,573,838)       (66,623,417)        (1,945,268)        (22,445,678)
     Investor A Class .................................          (63,928)          (749,845)           (17,148)           (196,030)
     Investor B Class .................................           (4,914)           (58,877)            (6,663)            (76,651)
                                                             -----------       ------------        -----------         -----------
Net increase (decrease) ...............................        7,699,697       $ 90,239,477           (440,678)        $(5,049,556)
                                                             ===========       ============        ===========         ===========


                                                                                Ohio Tax-Free Income Portfolio
                                                             ---------------------------------------------------------------------
                                                                   For the Year Ended                    For the Year Ended
                                                                         9/30/98                              9/30/97
                                                             ------------------------------        -------------------------------
                                                               Shares             Value               Shares              Value
                                                             -----------       ------------        -----------         -----------
Shares sold:
     Institutional Class ..............................          769,961        $ 8,300,574             72,824          $  749,554
     Service Class  ...................................          202,902          2,150,390            169,110           1,742,076
     Investor A Class .................................          117,734          1,256,315             17,880             185,594
     Investor B Class  ................................           43,310            462,005             51,355             526,826
     Investor C Class  ................................           48,417            520,000                 --                  --
Shares issued in conversion:
     Institutional Class  .............................        8,832,820         93,097,927                 --                  --
Shares issued in reinvestment of dividends:
     Institutional Class ..............................               --                 --                 10                 101
     Investor A Class .................................            8,404             89,206             10,837             111,485
     Investor B Class .................................            1,842             19,597                738               7,599
     Investor C Class  ................................                2                 24                 --                  --
Shares redeemed:
     Institutional Class  .............................         (400,563)        (4,278,793)           (24,696)           (251,354)
     Service Class  ...................................         (843,984)        (9,094,525)           (90,540)           (931,224)
     Investor A Class .................................         (120,005)        (1,278,452)           (58,809)           (605,214)
     Investor B Class  ................................           (1,803)           (19,206)            (8,704)            (89,939)
                                                             -----------       ------------        -----------         -----------
Net increase ..........................................        8,659,037        $91,225,062            140,005          $1,445,504
                                                             ===========       ============        ===========         ===========

                                 BlackRock Funds


                                             Delaware Tax-Free Income Portfolio
                                             ----------------------------------
                                                       For the Period
                                                 5/11/981 through 9/30/98
                                             ----------------------------------
                                                 Shares             Value
                                             --------------    ----------------
Shares sold:
     Institutional Class ..................         521,512    $   5,306,999
     Service Class ........................              10              100
     Investor A Class .....................         368,575        3,720,920
     Investor B Class .....................         173,512        1,749,948
     Investor C Class .....................          69,280          700,205
Shares issued in conversion:
     Institutional Class ..................      11,804,724      118,047,237
Shares issued in reinvestment of dividends:
     Institutional Class ..................            --                  1
     Service Class ........................            --                  1
     Investor A Class .....................             478            4,857
     Investor B Class .....................             809            8,208
     Investor C Class .....................            --                  1
Shares redeemed:
     Institutional Class ..................      (1,244,022)     (12,590,407)
     Service Class ........................            --               --
     Investor A Class .....................        (122,682)      (1,249,255)
     Investor B Class .....................          (5,952)         (60,179)
     Investor C Class .....................              (1)             (10)
                                              -------------    -------------
Net increase ..............................      11,566,243    $ 115,638,626
                                              =============    =============


                                              Kentucky Tax-Free Income Portfolio
                                              ----------------------------------
                                                        For the Period
                                                   5/11/981 through 9/30/98
                                              ----------------------------------
                                                  Shares           Value
                                              -------------    --------------
Shares sold:
     Institutional Class ..................         679,481    $   6,873,676
     Service Class ........................              10              100
     Investor A Class .....................          94,545          964,702
     Investor B Class .....................              10              100
     Investor CClass ......................              10              100
Shares issued in conversion:
     Institutional Class ..................      21,994,285      219,942,850
Shares issued in reinvestment of dividends:
     Institutional Class ..................              --                1
     Service Class ........................              --                1
     Investor A Class .....................              32              321
     Investor B Class .....................              --                1
Shares redeemed: ..........................              --                1
     Institutional Class ..................      (3,613,300)     (36,667,080)
                                              -------------    -------------
Net increase ..............................      19,155,073    $ 191,114,773
                                              =============    =============

-------------
(1) Commencement of operations.

                                 BlackRock Funds


                    NOTES TO FINANCIAL STATEMENTS (Concluded)

(E) At September 30, 1998, net assets consisted of:

                                               Low          Intermediate
                                             Duration        Government    Intermediate        Core
                                               Bond             Bond            Bond           Bond
                                            Portfolio        Portfolio       Portfolio       Portfolio
                                          -------------    -------------   -------------   -------------
Capital paid-in .......................   $ 327,008,009    $ 466,849,680   $ 549,525,593   $ 819,802,265
Undistributed net investment income ...         496,209             --           344,708            --
Accumulated net realized gain (loss) on
  investment transactions
  and futures contracts ...............      (1,676,321)       1,418,836       4,823,903      14,945,175
Net unrealized appreciation on
  investment transactions
  and futures contracts ...............       3,535,090       11,749,783      12,050,289      20,786,915
                                          -------------    -------------   -------------   -------------
                                          $ 329,362,987    $ 480,018,299   $ 566,744,493   $ 855,534,355
                                          =============    =============   =============   =============




                                       Government                        Managed       International      Tax-Free
                                         Income           GNMA           Income            Bond            Income
                                       Portfolio       Portfolio        Portfolio        Portfolio        Portfolio
                                    --------------   --------------   --------------   --------------   --------------
Capital paid-in .................   $   31,351,413   $  114,023,638   $1,557,541,272   $   46,097,541   $  282,342,240
Undistributed net investment
  income ........................             --            113,521             --          2,164,743           37,437
Accumulated net realized gain on
  investment transactions, future
  contracts and foreign exchange
  contracts .....................          525,448          687,615       25,734,261        1,136,291        1,112,821
Net unrealized appreciation on
  investment transactions, future
  contracts and foreign exchange
  contracts .....................          884,327        3,915,219       28,955,728        1,098,615       17,356,698
                                    --------------   --------------   --------------   --------------   --------------
                                    $   32,761,188   $  118,739,993   $1,612,231,266   $   50,497,190   $  300,849,196
                                    ==============   ==============   ==============   ==============   ==============



                                    Pennsylvania      New Jersey          Ohio           Delaware        Kentucky
                                       Tax-Free        Tax-Free         Tax-Free         Tax-Free        Tax-Free
                                        Income          Income           Income           Income          Income
                                      Portfolio        Portfolio       Portfolio         Portfolio       Portfolio
                                   --------------   --------------   --------------   --------------   --------------
Capital paid-in ................   $1,062,425,193   $  170,073,445   $   98,388,659   $  111,857,455   $  183,762,822
Undistributed net investment
  income .......................             --             29,200             --               --               --
Accumulated net realized gain on
  investment transactions and
  futures contracts ............        2,090,137          741,011          368,758        1,345,649        1,763,139
Net unrealized appreciation on
  investment transactions and
  futures contracts ............       62,720,235       12,150,138        7,437,597        6,322,727       11,941,968
                                   --------------   --------------   --------------   --------------   --------------
                                   $1,127,235,565   $  182,993,794   $  106,195,014   $  119,525,831   $  197,467,929
                                   ==============   ==============   ==============   ==============   ==============

                                 BlackRock Funds





(F)    Capital Loss Carryovers

     At September 30, 1998, capital loss carryovers were available to offset possible future realized capital gains as follows:

                               Low Duration BondPortfolio

               Capital Loss Carryforward               Year of Expiration
               -------------------------               -----------------
                       $470,894                              9/30/04
                        767,646                              9/30/03
                        525,941                              9/30/02

(G)    Conversion of Common Trust Funds

     On January 13, 1998, January 22, 1998 and February 9, 1998, the Board of Trustees of the Fund, the Board of Directors of PNC Bank and the Board ofDirectors of PNC Bank, Delaware, respectively, approved an asset purchase agreement among the Fund,PNC Bank, Delaware regarding 25 common trust funds for which either PNC Bank or PNC Bank, Delaware serve as trustee (each a "PNC CommonTrust Fund"). The agreement provided for the acquisition by the Fund of all of the assets and liabilities of each PNC Common Trust Fund managed by the Advisor in a tax-free exchange for Institutional shares of the corresponding portfolio(s) of the Fund and the distribution of such Institutional shares to the participating trusts of the PNC Common Trust Funds in liquidation of the PNC Common Trust Funds.

     The following is a summary of shares issued, net assets converted, net assets value per share issued and unrealized appreciation of assets acquired as of the conversion date.

Funds converted on May 11, 1998:


PNC                                       BlackRock               Shares         Net Assets      Net Assets Value      Unrealized
Common Trust Fund                           Fund                  Issued          Converted      Per Share Issued     Appreciation
---------------------------       -----------------------       ----------      ------------     ----------------     ------------
PNC Tax-Free Income               Tax-Free Income               18,151,463      $207,289,708           $11.42          $ 7,404,139
PNC Pennsylvania Tax-Free         Pennsylvania Tax-Free
   Income                           Income                      62,664,588       681,164,104            10.87           19,651,255
PNC Long -Term Pennsylvania       Pennsylvania Tax-Free
   Tax-Free Income                  Income                      25,979,904       282,401,518            10.87           13,777,176
PNC New Jersey Tax-Free           New Jersey Tax-Free
   Income                           Income                       7,941,083        93,069,494            11.72            3,307,561
PNC Ohio Tax-Free Income          Ohio Tax-Free Income           8,832,820        93,097,927            10.54            4,176,201
PNC Delaware Tax-Free             Delaware Tax-Free
   Income                           Income                      11,804,724       118,047,237            10.00            3,781,171
PNC Kentucky Tax-Free             Kentucky Tax-Free
   Income                           Income                      21,994,285       219,942,850            10.00            7,351,951

Funds converted on May 18, 1998


                                                                                                                       Unrealized
PNC                                       BlackRock               Shares         Net Assets      Net Assets Value     Appreciation
Common Trust Fund                           Fund                  Issued          Converted      Per Share Issued    (Depreciation)
---------------------------       -----------------------       ----------      ------------     ----------------     ------------
PNC Short Term Bond               Low Duration Bond              3,805,870      $ 37,678,109             $ 9.90         $   48,131
PNC Short Term Government         Low Duration Bond
   Bond                                                          2,419,439        23,952,446               9.90             (4,521)
PNC Intermediate Government       Intermediate Government
   Bond                             Bond                        33,310,235       339,098,189              10.18          1,048,107
PNC Intermediate Bond             Intermediate Bond             25,659,119       242,478,670               9.45            938,554
PNC Managed Income                Managed Income                53,447,855       557,461,128              10.43          4,696,910
PNC Income                        Managed Income                16,628,494       173,435,188              10.43          1,754,561
PNC GNMA                          GNMA                          12,043,846       120,438,460              10.00          3,432,748

                                 BlackRock Funds


                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the BlackRock Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, of the Core Bond, Managed Income, International Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Delaware Tax-Free Income and Kentucky Tax-Free Income Portfolios and the statements of net assets of the Low Duration Bond, Intermediate Government Bond, Intermediate Bond, Government Income and GNMA Portfolios of the BlackRock Funds (the "Fund"), and the related statements of operations and of changes in net assets, of cash flows of the Low Duration Bond and Intermediate Bond Portfolios and the financial highlights present fairly, in all material respects, the financial position of the Low Duration Bond, Intermediate Government Bond, Intermediate Bond,Core Bond, Government Income, GNMA, Managed Income, International Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income, Ohio Tax-Free Income, Delaware Tax-Free Income and Kentucky Tax-Free Income Portfolios of the Fund at September 30, 1998, the results of their operations, the changes in their net assets, their cash flows for the Low Duration Bond and Intermediate Bond Portfolios and the financial highlights for each of the periods presented (except for the year ended June 30, 1995 and prior periods for the Low Duration Bond and Core Bond Portfolios, formerly the BFM Institutional Trust Short Duration and Core Fixed Income Portfolios, respectively, which were audited by other auditors, whose report dated August 7, 1995 expressed an unqualified opinion thereon), in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
2400 Eleven Penn Center
Philadelphia, Pennsylvania
November 13, 1998


116


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




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



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


                                 BlackRock Funds


Investment Adviser                                  Co-Administrator and Transfer Agent
   BlackRock Advisors,Inc.                             PFPC Inc.
   New York, New York 10154                            Wilmington,Delaware 19809

Sub-Adviser -- Low Duration Bond                    Co-Administrator and Distributor
Portfolio, Intermediate Government Bond                BlackRock Distributors, Inc.
Portfolio, Intermediate Bond Portfolio,                West Conshohocken, Pennsylvania 19428
Core Bond Portfolio, Government Income
Portfolio, GNMA Portfolio, Managed                  Co-Administrator
Income Portfolio, International Bond                   BlackRock Advisors, Inc.
Portfolio, Tax-Free Income Portfolio,                  New York, New York 10154
Pennsylvania Tax-Free Income Portfolio,
New Jersey Tax-Free Income Portfolio,               Counsel
Ohio Tax-Free Income Portfolio, Delaware               Simpson, Thacher & Bartlett
Tax-Free Income Portfolio and Kentucky                 New York, New York 10017
Tax-Free Income Portfolio                              (A partnership which includes professional
   BlackRock Financial Management,Inc.                    corporations)
   New York, New York 10154
                                                    Independent Accountants
Custodian                                              PricewaterhouseCoopers, L.L.P.
   PNC Bank, National Association                      Philadelphia, Pennsylvania 19103
   Philadelphia, Pennsylvania 19103



To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

BLACK ROCK
     FUNDS
[LOGO OMITTED]

P.O. Box 8907
Wilmington, DE 19899


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                                   AR 9/30/98 BP